UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act file number 811-21587

                           Old Mutual Advisor Funds
              (Exact name of registrant as specified in charter)
                                   --------


                       4643 South Ulster Street, Suite 600
                                Denver, CO 80237
                    (Address of principal executive offices)

                               Julian F. Sluyters
              4643 South Ulster Street, Suite 600, Denver, CO 80237
                   (Name and address of agent for service)

                                   Copies to:

           Jay G. Baris, Esq.                     Andra C. Ozols, Esq.
  Kramer Levin Naftalis & Frankel LLP           Old Mutual Capital, Inc.
      1177 Avenue of the Americas          4643 South Ulster Street, Suite 600
        New York, New York 10036                    Denver, CO 80237
             (212) 715-9100                          (888) 744-5050

      Registrant's telephone number, including area code: 1-888-744-5050

                       Date of fiscal year end: July 31

                  Date of reporting period: January 31, 2007

Item 1.  Reports to Stockholders.

[LOGO] Old Mutual Advisor Funds





Semi-Annual Report      |       January 31, 2007





Asset Allocation Portfolios
---------------------------
Old Mutual Asset Allocation Conservative Portfolio
Old Mutual Asset Allocation Balanced Portfolio
Old Mutual Asset Allocation Moderate Growth Portfolio
Old Mutual Asset Allocation Growth Portfolio

Equity Funds
------------
Old Mutual Analytic Defensive Equity Fund
Old Mutual Analytic Global Defensive Equity Fund
Old Mutual Clay Finlay China Fund
Old Mutual Clay Finlay Emerging Markets Fund
Old Mutual Copper Rock Emerging Growth Fund
Old Mutual International Equity Fund

[BLANK PAGE]

TABLE OF CONTENTS

About This Report                                                                1

Message to Shareholders                                                          3

Management Discussion of Fund Performance and Schedules of Investments

Asset Allocation Portfolios

Old Mutual Asset Allocation Conservative Portfolio
Class A (OMCAX), Class C (OMCCX), Class Z (OMCZX), Institutional Class (OMCIX)   4

Old Mutual Asset Allocation Balanced Portfolio
Class A (OMABX), Class C (OMBCX), Class Z (OMBZX), Institutional Class (OMBLX)   22

Old Mutual Asset Allocation Moderate Growth Portfolio
Class A (OMMAX), Class C (OMMCX), Class Z (OMMZX), Institutional Class (OMMIX)   46

Old Mutual Asset Allocation Growth Portfolio
Class A (OMGAX), Class C (OMCGX), Class Z (OMGZX), Institutional Class (OMGIX)   69

Equity Funds

Old Mutual Analytic Defensive Equity Fund
Class A (ANAEX), Class C (ANCEX), Class Z (ANDEX), Institutional Class (ANIEX)   88

Old Mutual Analytic Global Defensive Equity Fund
Class A (ANGAX), Class C (ANGCX), Class Z (ANGZX), Institutional Class (ANGIX)   98

Old Mutual Clay Finlay China Fund
Class A (OMNAX), Class C (OMNCX), Class Z (OMNZX), Institutional Class (OMINX)   107

Old Mutual Clay Finlay Emerging Markets Fund
Class A (OMRAX), Class C (OMRCX), Class Z (OMRZX), Institutional Class (OMRIX)   112

Old Mutual Copper Rock Emerging Growth Fund
Class A (OMARX), Class C (OMCRX), Class Z (OMZRX), Institutional Class (OMIRX)   117

Old Mutual International Equity Fund
Class A (OMXAX), Class C (OMXCX), Class Z (OMXZX), Institutional Class (OMXIX)   123

TABLE OF CONTENTS - concluded

Statements of Assets and Liabilities         130

Statements of Operations                     132

Statements of Changes in Net Assets          134

Financial Highlights                         138

Notes to Financial Statements                142

Proxy Voting and Portfolio Holdings          159

Fund Expenses Example                        160

ABOUT THIS REPORT

HISTORICAL RETURNS

All total returns mentioned in this report account for the change in a Fund's per-share price and the reinvestment of any dividends and capital gain distributions. If your account is set up to receive Fund dividends and distributions in cash rather than reinvest them, your actual return may differ from these figures. The Funds' performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results represent past performance, and current performance may be higher or lower. Please call 888-744-5050 toll-free or visit oldmutualcapital.com for performance results current to the most recent month-end.

The since inception returns for periods less than one year have not been annualized. Performance results for short periods of time may not be representative of longer-term results. Performance without load assumes that no front-end or contingent deferred sales charge applied or the investment was not redeemed. Performance with load assumes that a front-end or contingent deferred sales charge applied to the extent applicable. The Funds each offer Class A, Class C, Class Z and Institutional Class shares. Class A shares have a current maximum up-front sales charge of 5.75% and are subject to an annual service fee of 0.25%. Class C shares are subject to aggregate annual distribution and service fees of 1.00% and will be subject to a contingent deferred sales charge of 1.00% if redeemed within the first 12 months of purchase. Class Z and Institutional Class shares are only available to eligible shareholders. The returns for certain periods may reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

FUND DATA

This report reflects views, opinions and Fund holdings as of January 31, 2007, the end of the report period, and are subject to change. The information is not a complete analysis of every aspect of any sector, industry, security or the Funds.

Opinions and forecasts regarding industries, companies and/or themes and Fund composition and holdings, are subject to change at any time based on market and other conditions, and should not be construed as a recommendation of any specific security or as investment advice. Percentage holdings as of January 31, 2007 are included in each Fund's Schedule of Investments. There is no assurance that the securities purchased remain in a Fund or that securities sold have not been repurchased.

There are risks associated with mutual fund investing, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. There are also risks associated with small- and mid-cap investing, including limited product lines, less liquidity and small market share. Investments in foreign securities may entail unique risks, including political, market and currency risks. An investment in a regional fund may involve greater risk and volatility than a more diversified investment. Investing in fixed income securities involves interest rate risk. When interest rates rise, the value of fixed income securities generally decreases. High-yield bonds involve a greater risk of default and price volatility than U.S. Government and other higher-quality bonds. An investment in a Fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Call options involve certain risks, such as limited gains and lack of liquidity of the underlying securities, and are not suitable for all investors. There are risks associated with short selling, including the risk that a Fund may have to cover the short position at a higher price than the short price, resulting in a loss. A Fund's loss on a short sale is potentially unlimited as a loss occurs when the value of a security sold short increases. Derivatives are often more volatile than other investments and may magnify a Fund's gains or losses. A Fund could be negatively affected if the change in market value of the securities fails to correlate with the value of the derivatives purchased or sold.

COMPARATIVE INDEXES

The comparative indexes discussed in this report are meant to provide a basis for judging the Funds' performance against specific benchmarks. Each index shown accounts for both changes in security price and reinvestment of dividends and distributions, but does not reflect the cost of managing a mutual fund. The total return figures for the Morgan Stanley Capital International ("MSCI") indexes assume change in security prices and the deduction of local taxes. The Funds may significantly differ in holdings and composition from an index. Individuals cannot invest directly in an index.

ABOUT THIS REPORT - concluded

Indexes:

Lehman Brothers U.S. Aggregate Index

The  unmanaged  Lehman  Brothers  U.S.  Aggregate  Index is a widely  recognized
measure  of  the  aggregate   bond  market.   The  unmanaged   index  is  market
value-weighted inclusive of accrued interest.

MSCI China Index

The unmanaged MSCI China Index is a market capitalization-weighted index of Chinese equities that includes Red Chips and H shares listed on the Hong Kong Stock Exchange and B shares listed on the Shanghai and Shenzhen Exchanges. Red Chips are Mainland Chinese companies listed on the Hong Kong Stock Exchange that are incorporated in Hong Kong. H Shares are Mainland Chinese companies listed on the Hong Kong Stock Exchange that are incorporated in Mainland China and approved by the China Securities Regulatory Commission for a listing in Hong Kong. B Shares are Mainland Chinese stocks listed on the Shanghai and Shenzhen stock exchanges, available to Chinese and foreign investors.

MSCI EAFE(R) Index

The unmanaged MSCI EAFE(R) Index is a market capitalization-weighted index that measures the performance of stock markets in various countries in Europe, Australasia and the Far East. The MSCI EAFE Index contains a representative sampling of over 900 small-, medium- and large-capitalization stocks from countries in these regions.

MSCI Emerging Markets Index

The unmanaged MSCI Emerging Markets Index is a market capitalization-weighted index of over 650 stocks traded in 27 of the world's emerging equity markets.

MSCI World Index

The unmanaged MSCI World Index is a market capitalization-weighted index that measures the performance of major world stock markets, including the United States.

Russell 2000(R) Growth Index

The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth rates.

Standard & Poor's 500 Index

The unmanaged Standard & Poor's 500 ("S&P 500") Index is a market value-weighted index of large-cap common stocks considered representative of the broad market.

Standard & Poor's SuperComposite 1500 Index

The unmanaged Standard & Poor's SuperComposite 1500 ("S&P 1500") Index is a broad-based, capitalization-weighted index comprising 1,500 stocks of large-cap, mid-cap and small-cap U.S. companies.

Index returns and statistical data included in this report are provided by Bloomberg, FactSet and Lehman Brothers.

MESSAGE TO SHAREHOLDERS

Dear Shareholder:

As the recently appointed president of Old Mutual Advisor Funds, it gives me great pleasure to share this investment update with you. Despite numerous challenges throughout the period, we are pleased to report that the six-months ended January 31, 2007 finished on a distinctly positive note.

Against this backdrop, growth stocks outperformed their value counterparts based on a semi-annual comparison of the broad-market Russell 3000(R) Growth and Russell 3000(R) Value Indexes. Warning signs such as rising energy prices, interest rate uncertainty, and a slowing housing market were offset by record profit margins, increased capital spending, and continued share buybacks. While positive factors such as these helped to push the major equity indexes higher for the six-month period, we continue to see signs that growth stocks may be poised for continued strong performance due to their compelling earnings prospects and attractive relative valuations.

As we look back, we do so with the satisfaction that comes from successfully serving our shareholders. We have recently taken steps to strengthen and expand our executive management team, while raising the bar in our efforts to build an even more responsive organization.

From our standpoint, these moves are producing positive results on all fronts, including fund performance. For more complete information, we invite you to refer to the following pages in which the Funds' activities and returns are discussed in greater detail.

As we focus our combined efforts on serving you in the best way possible, we urge you to contact us if there is any way in which we can serve you better. Please feel free to e-mail me directly at president@oldmutualcapital.com or see the back cover of this report for other contact information.

In closing, we believe the financial markets continue to offer opportunities for the Funds' sub-advisors and their well-honed institutional disciplines. We look forward to the next six months with optimism, and, as always, we thank you for the privilege of serving your investment needs.

Sincerely,

/s/ Julian F. Sluyters

Julian F. Sluyters
President
Old Mutual Advisor Funds

Russell 3000(R) Growth Index

Measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Growth or the Russell 2000 Growth Indexes.

Russell 3000(R) Value Index

Measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value Indexes.

OLD MUTUAL ASSET ALLOCATION CONSERVATIVE PORTFOLIO

MARKET OVERVIEW (UNAUDITED)

Strategic Asset Allocation Consultant: Ibbotson Associates Advisors, LLC

Performance Highlights

o For the six-month period ended January 31, 2007, the Old Mutual Asset Allocation Conservative Portfolio's Class A shares gained 6.24% at net asset value, while the S&P 1500 Index returned 13.64% and the Lehman Brothers U.S. Aggregate Index returned 3.65%.

o Acadian Asset Management, Inc.'s international equity mandate, Provident Investment Counsel, Inc.'s large-cap growth mandate and Liberty Ridge Capital, Inc.'s mid-cap blend mandate outperformed their respective benchmarks and enhanced performance during the period under review.

o Detracting from relative performance, despite producing positive returns, were Provident Investment Counsel, Inc.'s mid-cap growth mandate, Analytic Investors, Inc.'s large-cap blend mandate and Barrow, Hanley, Mewhinney & Strauss, Inc.'s intermediate bond mandate.


Q. How did the Fund perform relative to its benchmarks?

A. For the six-month period ended January 31, 2007, the Old Mutual Asset Allocation Conservative Portfolio's (the "Fund") Class A shares gained 6.24% at net asset value, while the S&P 1500 Index returned 13.64% and the Lehman Brothers U.S. Aggregate Index returned 3.65%. Performance for all share classes can be found on page 6.

Q. What investment environment did the Fund face during the past six months?

A. All 13 asset classes used to construct the Old Mutual Asset Allocation Portfolios produced positive returns for the six-month period ended January 31, 2007. This happens less frequently than many investors might think. During the last 10 years (120 rolling six- month periods), for example, this has only happened 21 times, or 17.5% of the time. More remarkably, all nine equity benchmarks for the equity asset classes returned more than 10% during the period. This has only occurred in nine other six-month periods during the last 10 years.

Q. Which market factors influenced the Fund's relative performance?

A. One characteristic that sets the Fund apart from many of its peers is its 5% target allocation to international bonds. Ibbotson Associates Advisors, LLC ("Ibbotson") believes that, over the long term, this allocation will boost returns with minimal impact to the Fund's risk characteristics due to low correlations with other asset classes. However, during the six-month period, international bonds did not perform as well as U.S. fixed asset classes. Therefore, this allocation detracted from the Fund's performance relative to its peers during the period.

         Offsetting the lower returns produced by international bonds, the Fund's current allocation to international equities boosted relative performance. As with international bonds, many conservative asset allocation funds do not provide exposure to international equities.

Q. How did portfolio composition affect Fund performance?

A. The Fund's long-term (strategic) asset class models contributed to performance relative to the benchmark during the period. Dynamic decisions to underweight small- and mid-cap U.S. equities in favor of large-cap equities, however, detracted marginally from performance.

         Acadian Asset Management, Inc.'s international equity mandate, Provident Investment Counsel, Inc.'s ("Provident") large-cap growth mandate and Liberty Ridge Capital, Inc.'s mid-cap blend mandate outperformed their respective benchmarks and enhanced performance during the period under review. NII Holdings (formerly known as Nextel International), a provider of cellular communication services in Latin America, benefited the Fund's performance during the period. Also contributing to performance were computer and peripheral manufacturer, Hewlett-Packard, and global real estate services firm, CB Richard Ellis Group.

Asset Allocation Conservative Portfolio

         Detracting from relative performance, despite producing positive returns, were Provident's mid-cap growth mandate and Analytic Investors, Inc.'s large-cap blend mandate. Barrow, Hanley, Mewhinney & Strauss, Inc.'s intermediate bond mandate was also a leading detractor to relative performance despite underperforming its index marginally. Individual securities which detracted from relative performance included Fujikura (no longer a Fund holding), a Japanese manufacturing conglomerate involved in information, communications, energy and electrical systems. Also detracting from relative performance were agricultural commodity and product firm, Archer-Daniels-Midland (no longer a Fund holding), and software system manufacturer, Comverse Technology (no longer a Fund holding).

Q. What is the investment outlook?

A. Ibbotson believes that a stable U.S. economy is the most likely near-term scenario. The Federal Reserve ("Fed") continues to examine the macroeconomic data, and Ibbotson believes that there is no rate cut in sight. Core inflation remains above the 2% target, while the job market has recently produced surprisingly solid numbers. These factors, together with wage data and recent Fed meeting minutes, suggest that the next movement of the Fed funds rate is not likely to occur in the near future and that it may be a rate increase.

         The persistent outperformance of U.S. small-cap stocks, which has traditionally displayed strong serial correlation, has started fading, potentially giving way to a phase of large-cap stock outperformance. Sales growth remains near 10% for U.S. large-caps and fell to (2)% for small-caps. Ibbotson notes that large-cap stocks can be less cyclical, and that the U.S. business cycle may be approaching a peak. For these reasons, Ibbotson has shifted a small amount of the Fund's allocation away from mid- and small-cap U.S. equities and into large-cap equities.


Top Ten Holdings as of January 31, 2007

U.S. Treasury Note,
3.875%, 07/15/10                     3.8%
U.S. Treasury Note,
4.625%, 11/15/16                     2.6%
U.S. Treasury Note,
4.500%, 11/30/11                     2.5%
U.S. Treasury Bond
4.500%, 02/15/36                     1.5%
Federal National
Mortgage Association,
5.500%, 12/01/35                     1.4%
Federal Home Loan
Mortgage, 6.000%,
11/01/36                             1.3%
U.S. Treasury Bond,
5.375%, 02/15/31                     1.2%
Federal National
Mortgage Association,
6.500%, 05/01/36                     1.1%
Federal Home
Loan Bank,
5.250%, 11/03/09,
Callable: 11/03/08 @ 100.00          1.1%
U.S. Treasury Note,
4.625%, 11/15/09                     1.0%
As a % of Total
Fund Investments                     17.5%

Asset Allocation Conservative Portfolio

PERFORMANCE AND PORTFOLIO SUMMARY (UNAUDITED)

Average Annual Total Returns as of January 31, 2007

                                                               6 Month  1 Year   Since
                                             Inception Date    Return*  Return   Inception
Class A with front-end load                  9/30/04           0.13%    0.22%    4.22%
Class A without load                         9/30/04           6.24%    6.37%    6.90%
Class C with deferred sales load             9/30/04           4.80%    4.46%    6.10%
Class C without deferred sales load          9/30/04           5.80%    5.46%    6.10%
Class Z                                      12/09/05          6.26%    6.52%    7.89%
Institutional Class                          9/30/04           6.36%    6.61%    7.16%
S&P 1500 Index                               9/30/04           13.64%   13.71%   14.01%
Lehman Brothers U.S. Aggregate Index         9/30/04           3.65%    4.29%    3.28%

Past performance is not a guarantee of future results. Information about these performance results and the comparative indexes can be found on pages 1 and 2.
* Not annualized.

Fund Performance

                                                                 Lehman
                                                                 Brothers US
                                     Institutional  S&P 1500     Aggregate
   Date       Class A    Class C     Class          Index        Index
 9/30/2004    $9,425     $10,000     $10,000        $10,000      $10,000
 7/31/2005    $10,025    $10,574     $10,660        $11,359      $10,256
 7/31/2006    $10,364    $10,852     $11,048        $11,954      $10,405
 1/31/2007    $11,011    $11,482     $11,751        $13,585      $10,785


Past performance is not a guarantee of future results. The graph above compares an investment made in the Fund's Class A, C and Institutional shares on the inception date of 9/30/04 to an investment made in unmanaged securities indexes on that date. The performance of the Fund's Class A shares shown in the line graph takes into account the maximum initial sales charge. The Fund's performance in this chart and the performance table assumes reinvestment of dividends and capital gain distributions but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Asset Class Weightings as of January 31, 2007 - % of Total Fund Investments

Common Stock                                         25.0%
Corporate Bonds                                      21.0%
U.S. Government Agency Mortgage-Backed Obligations   18.3%
U.S. Treasury Obligations                            16.5%
Foreign Common Stock                                  7.2%
Mortgage Related                                      5.3%
Repurchase Agreement                                  3.8%
Foreign Bonds                                         2.0%
Commercial Mortgages                                  0.8%
Investment Companies                                  0.1%

SCHEDULE OF INVESTMENTS

AS OF JANUARY 31, 2007 (UNAUDITED)

Description                          Shares           Value (000)
Common Stock - 24.8%
Advertising Services - 0.0%
Getty Images*                        90      $        4
Total Advertising Services                            4
Aerospace/Defense - 0.7%
Boeing                               1,245            112
General Dynamics                     940              73
Rockwell Collins                     1,190            81
Total Aerospace/Defense                               266
Aerospace/Defense-Equipment - 0.1%
Alliant Techsystems*                 500              40
Goodrich                             140              7
Total Aerospace/Defense-Equipment                     47
Agricultural Chemicals - 0.3%
Agrium                               1,500            52
Monsanto                             1,240            68
Total Agricultural Chemicals                          120
Agricultural Operations - 0.0%
Tejon Ranch*                         15               1
Total Agricultural Operations                         1
Airlines - 0.1%
AMR*                                 1,000            37
UAL*                                 80               4
Total Airlines                                        41
Applications Software - 0.3%
Citrix Systems*                      285              9
Microsoft                            3,770            116
Nuance Communications*               160              2
Total Applications Software                           127
Audio/Video Products - 0.1%
Harman International                 270              26
Total Audio/Video Products                            26
Auto-Cars/Light Trucks - 0.0%
General Motors                       87               3
Total Auto-Cars/Light Trucks                          3
Beverages-Non-Alcoholic - 0.1%
Coca-Cola                            510              24
Total Beverages-Non-Alcoholic                         24
Brewery - 0.1%
Molson Coors Brewing, Cl B           550              44
Total Brewery                                         44

Description                                  Shares            Value (000)
Broadcast Services/Programming - 0.0%
Clear Channel Communications                 8        $        -
Total Broadcast Services/Programming                           -
Building Products-Cement/Aggregate - 0.1%
Martin Marietta Materials                    220               25
Total Building Products-Cement/Aggregate                       25
Building Products-Light Fixtures - 0.1%
Genlyte Group*                               500               38
Total Building Products-Light Fixtures                         38
Building-Heavy Construction - 0.0%
Washington Group International*              40                2
Total Building-Heavy Construction                              2
Building-Residential/Commercial - 0.1%
DR Horton                                    380               11
Lennar, Cl A                                 185               10
Pulte Homes                                  310               11
Total Building-Residential/Commercial                          32
Cable TV - 0.0%
Comcast, Cl A*                               280               12
Total Cable TV                                                 12
Casino Hotels - 0.1%
Harrah's Entertainment                       192               16
Melco PBL Entertainment ADR*                 10                -
MGM Mirage*                                  740               52
Total Casino Hotels                                            68
Casino Services - 0.1%
International Game Technology                690               30
Total Casino Services                                          30
Cellular Telecommunications - 0.4%
NII Holdings*                                2,302             170
Total Cellular Telecommunications                              170
Chemicals-Diversified - 0.2%
E.I. du Pont de Nemours                      910               45
Lyondell Chemical                            60                2
Nova Chemicals                               1,000             31
Total Chemicals-Diversified                                    78
Chemicals-Specialty - 0.1%
Ashland                                      600               42
Hercules*                                    572               11
Total Chemicals-Specialty                                      53

SCHEDULE OF INVESTMENTS

AS OF JANUARY 31, 2007 (UNAUDITED)

Description                                  Shares            Value (000)
Coal - 0.1%
Arch Coal                                    90       $        3
Consol Energy                                900               31
Total Coal                                                     34
Commercial Banks-Southern US - 0.3%
Colonial BancGroup                           2,500             61
Compass Bancshares                           800               49
Total Commercial Banks-Southern US                             110
Commercial Services - 0.0%
ChoicePoint*                                 155               6
Total Commercial Services                                      6
Commercial Services-Finance - 0.0%
H&R Block                                    150               4
Western Union                                75                2
Total Commercial Services-Finance                              6
Computer Services - 0.4%
Ceridian*                                    1,650             50
Cognizant Technology Solutions, Cl A*        1,210             103
Unisys*                                      150               1
Total Computer Services                                        154
Computers - 0.8%
Apple*                                       1,330             114
Dell*                                        730               18
Hewlett-Packard                              3,110             134
International Business Machines              210               21
Rackable Systems*                            120               2
Total Computers                                                289
Computers-Integrated Systems - 0.0%
NCR*                                         270               13
Total Computers-Integrated Systems                             13
Computers-Memory Devices - 0.2%
EMC*                                         1,720             24
Network Appliance*                           365               14
Seagate Technology                           1,800             49
Total Computers-Memory Devices                                 87
Computers-Peripheral Equipment - 0.0%
Logitech International*                      40                1
Total Computers-Peripheral Equipment                           1
Consumer Products-Miscellaneous - 0.0%
Clorox                                       107               7
Total Consumer Products-Miscellaneous                          7

Description                                  Shares            Value (000)
Containers-Paper/Plastic - 0.1%
Sealed Air                                   700      $        46
Total Containers-Paper/Plastic                                 46
Cruise Lines - 0.1%
Carnival                                     603               31
Total Cruise Lines                                             31
Data Processing/Management - 0.1%
Automatic Data Processing                    440               21
Dun & Bradstreet*                            30                2
Fair Isaac                                   70                3
NAVTEQ*                                      50                2
Total Data Processing/Management                               28
Diagnostic Equipment - 0.0%
Gen-Probe*                                   183               9
Total Diagnostic Equipment                                     9
Dialysis Centers - 0.0%
DaVita*                                      60                3
Total Dialysis Centers                                         3
Disposable Medical Products - 0.0%
C.R. Bard                                    170               14
Total Disposable Medical Products                              14
Distribution/Wholesale - 0.0%
Fastenal                                     260               10
Total Distribution/Wholesale                                   10
Diversified Manufacturing Operations - 0.5%
3M                                           500               37
Dover                                        545               27
General Electric                             1,590             57
Honeywell International                      652               30
Illinois Tool Works                          698               36
Trinity Industries                           25                1
Tyco International                           687               22
Total Diversified Manufacturing Operations                     210
E-Commerce/Services - 0.0%
Expedia*                                     279               6
Total E-Commerce/Services                                      6
Electric Products-Miscellaneous - 0.1%
Emerson Electric                             518               23
Total Electric Products-Miscellaneous                          23
Electric-Generation - 0.0%
AES*                                         123               3
Total Electric-Generation                                      3

Description                                  Shares            Value (000)
Electric-Integrated - 1.0%
Alliant Energy                               1,350    $        49
Centerpoint Energy                           4,200             72
Dominion Resources                           300               25
DTE Energy                                   1,200             56
Duke Energy                                  988               19
Entergy                                      467               43
OGE Energy                                   1,000             39
PPL                                          1,700             61
TXU                                          251               14
Total Electric-Integrated                                      378
Electronic Components-Miscellaneous - 0.0%
Flextronics International*                   395               5
Total Electronic Components-Miscellaneous                      5
Electronic Components-Semiconductors - 0.3%
DSP Group*                                   180               4
International Rectifier*                     80                3
MEMC Electronic Materials*                   600               31
Micron Technology*                           347               5
Nvidia*                                      786               24
PMC-Sierra*                                  350               2
QLogic*                                      1,030             19
Semtech*                                     340               5
Xilinx                                       480               12
Total Electronic Components-Semiconductors                     105
Electronic Forms - 0.2%
Adobe Systems*                               1,790             70
Total Electronic Forms                                         70
Electronic Parts Distribution - 0.0%
Avnet*                                       120               4
Total Electronic Parts Distribution                            4
Electronics-Military - 0.0%
L-3 Communications Holdings                  200               16
Total Electronics-Military                                     16
Engineering/R&D Services - 0.1%
Fluor                                        320               26
Total Engineering/R&D Services                                 26
Enterprise Software/Services - 0.4%
BMC Software*                                1,200             41
Lawson Software*                             850               6
Oracle*                                      3,000             52
Sybase*                                      1,800             47
Total Enterprise Software/Services                             146

Description                                  Shares            Value (000)
Entertainment Software - 0.1%
Activision*                                  1,440    $        25
Electronic Arts*                             50                2
Total Entertainment Software                                   27
Fiduciary Banks - 0.1%
Mellon Financial                             7                 -
Northern Trust                               850               52
Total Fiduciary Banks                                          52
Finance-Consumer Loans - 0.1%
First Marblehead                             50                3
SLM                                          681               31
Total Finance-Consumer Loans                                   34
Finance-Investment Banker/Broker - 0.7%
Citigroup                                    709               39
Greenhill                                    50                4
JPMorgan Chase                               1,168             60
Lazard, Cl A                                 1,750             89
Lehman Brothers Holdings                     442               36
Morgan Stanley                               355               29
Total Finance-Investment Banker/Broker                         257
Finance-Mortgage Loan/Banker - 0.1%
Fannie Mae                                   353               20
Total Finance-Mortgage Loan/Banker                             20
Finance-Other Services - 0.1%
Asset Acceptance Capital*                    290               4
Cbot Holdings, Cl A*                         120               20
Nasdaq Stock Market*                         780               27
Total Finance-Other Services                                   51
Financial Guarantee Insurance - 0.1%
AMBAC Financial Group                        250               22
MGIC Investment                              250               15
Total Financial Guarantee Insurance                            37
Food-Dairy Products - 0.1%
Dean Foods*                                  1,177             52
Total Food-Dairy Products                                      52
Food-Miscellaneous/Diversified - 0.1%
ConAgra Foods                                413               10
Unilever ADR                                 930               25
Total Food-Miscellaneous/Diversified                           35
Food-Retail - 0.0%
Kroger                                       481               12
Total Food-Retail                                              12

SCHEDULE OF INVESTMENTS

AS OF JANUARY 31, 2007 (UNAUDITED)

Description                                  Shares            Value (000)
Food-Wholesale/Distribution - 0.0%
Sysco                                        550      $        19
Total Food-Wholesale/Distribution                              19
Forestry - 0.1%
Plum Creek Timber                            1,200             48
Total Forestry                                                 48
Gas-Distribution - 0.1%
Energen                                      1,150             53
WGL Holdings                                 50                2
Total Gas-Distribution                                         55
Golf - 0.0%
Callaway Golf                                170               3
Total Golf                                                     3
Hazardous Waste Disposal - 0.1%
Stericycle*                                  280               22
Total Hazardous Waste Disposal                                 22
Health Care Cost Containment - 0.2%
McKesson                                     1,047             58
Total Health Care Cost Containment                             58
Hotels & Motels - 0.1%
InterContinental Hotels ADR                  110               3
Marriott International, Cl A                 610               29
Total Hotels & Motels                                          32
Human Resources - 0.4%
Hewitt Associates, Cl A*                     2,000             54
Manpower                                     350               26
Monster Worldwide*                           1,810             89
Total Human Resources                                          169
Independent Power Producer - 0.0%
Mirant*                                      100               3
Reliant Energy*                              365               6
Total Independent Power Producer                               9
Industrial Automation/Robot - 0.0%
Cognex                                       110               2
Total Industrial Automation/Robot                              2
Industrial Gases - 0.3%
Air Products & Chemicals                     50                4
Praxair                                      1,570             99
Total Industrial Gases                                         103

Description                                  Shares            Value (000)
Instruments-Scientific - 0.2%
PerkinElmer                                  2,000    $        48
Thermo Fisher Scientific*                    410               20
Total Instruments-Scientific                                   68
Insurance Brokers - 0.2%
AON                                          294               10
Brown & Brown                                1,900             54
Marsh & McLennan                             440               13
Total Insurance Brokers                                        77
Internet Infrastructure Software - 0.0%
F5 Networks*                                 180               13
Total Internet Infrastructure Software                         13
Internet Security - 0.1%
Symantec*                                    1,140             20
Total Internet Security                                        20
Investment Management/Advisory Services - 0.1%
Legg Mason                                   265               28
Total Investment Management/Advisory Services                  28
Life/Health Insurance - 0.2%
Cigna                                        450               60
Total Life/Health Insurance                                    60
Machine Tools & Related Products - 0.1%
Kennametal                                   900               56
Total Machine Tools & Related Products                         56
Machinery-Construction & Mining - 0.3%
Caterpillar                                  1,351             87
Terex*                                       550               31
Total Machinery-Construction & Mining                          118
Machinery-Print Trade - 0.0%
Zebra Technologies, Cl A*                    125               4
Total Machinery-Print Trade                                    4
Medical Information Systems - 0.1%
Cerner*                                      1,100             49
Eclipsys*                                    80                2
IMS Health                                   190               5
Total Medical Information Systems                              56
Medical Instruments - 0.2%
Medtronic                                    1,390             74
St. Jude Medical*                            90                4
Total Medical Instruments                                      78

Description                                  Shares            Value (000)
Medical Labs & Testing Services - 0.1%
Covance*                                     170      $        11
Laboratory Corp of America Holdings*         400               29
Total Medical Labs & Testing Services                          40
Medical Products - 0.2%
Baxter International                         669               33
Becton Dickinson                             20                2
Henry Schein*                                590               30
Total Medical Products                                         65
Medical-Biomedical/Genetic - 0.4%
Celgene*                                     445               24
Genzyme*                                     1,320             87
Invitrogen*                                  100               6
Medimmune*                                   60                2
PDL BioPharma*                               823               17
Total Medical-Biomedical/Genetic                               136
Medical-Drugs - 0.9%
Allergan                                     550               64
Angiotech Pharmaceuticals*                   440               4
Bristol-Myers Squibb                         1,185             34
Pfizer                                       4,778             126
Schering-Plough                              3,885             97
Wyeth                                        727               36
Total Medical-Drugs                                            361
Medical-HMO - 0.3%
Humana*                                      110               6
UnitedHealth Group                           1,068             56
WellPoint*                                   528               41
Total Medical-HMO                                              103
Medical-Outpatient/Home Medical - 0.0%
Lincare Holdings*                            215               8
Total Medical-Outpatient/Home Medical                          8
Medical-Wholesale Drug Distributors - 0.1%
AmerisourceBergen                            750               39
Cardinal Health                              253               18
Total Medical-Wholesale Drug Distributors                      57
Metal Processors & Fabricators - 0.2%
Commercial Metals                            1,900             52
Precision Castparts                          280               25
Total Metal Processors & Fabricators                           77
Metal-Aluminum - 0.1%
Alcoa                                        900               29
Total Metal-Aluminum                                           29

Description                                  Shares            Value (000)
Metal-Copper - 0.1%
Phelps Dodge                                 306      $        38
Total Metal-Copper                                             38
Metal-Diversified - 0.1%
Freeport-McMoRan Copper & Gold, Cl B         559               32
Hudbay Minerals*                             300               5
Total Metal-Diversified                                        37
Miscellaneous Manufacturing - 0.0%
Aptargroup                                   50                3
Total Miscellaneous Manufacturing                              3
Multi-Line Insurance - 0.7%
Allstate                                     505               31
American International Group                 500               34
Cincinnati Financial                         1,250             56
Hartford Financial Services Group            425               40
Loews                                        580               25
Metlife                                      369               23
XL Capital, Cl A                             720               50
Total Multi-Line Insurance                                     259
Multimedia - 0.1%
Walt Disney                                  672               24
Total Multimedia                                               24
Networking Products - 0.1%
Cisco Systems*                               760               20
Total Networking Products                                      20
Non-Ferrous Metals - 0.1%
Cameco                                       1,390             53
USEC*                                        310               4
Total Non-Ferrous Metals                                       57
Non-Hazardous Waste Disposal - 0.1%
Allied Waste Industries*                     320               4
Waste Management                             400               15
Total Non-Hazardous Waste Disposal                             19
Office Automation & Equipment - 0.0%
Pitney Bowes                                 170               8
Total Office Automation & Equipment                            8
Office Supplies & Forms - 0.1%
Avery Dennison                               800               55
Total Office Supplies & Forms                                  55
Oil & Gas Drilling - 0.1%
Diamond Offshore Drilling                    130               11
Pride International*                         80                2

SCHEDULE OF INVESTMENTS

AS OF JANUARY 31, 2007 (UNAUDITED)

Description                                           Shares         Value (000)
Oil & Gas Drilling - continued
Rowan                                                 80       $     2
Todco*                                                80             3
Transocean*                                           191            15
Total Oil & Gas Drilling                                             33
Oil Companies-Exploration & Production - 0.4%
Denbury Resources*                                    320            9
Mariner Energy*                                       120            2
Newfield Exploration*                                 700            30
Pogo Producing                                        25             1
Southwestern Energy*                                  2,170          83
Ultra Petroleum*                                      240            13
Total Oil Companies-Exploration & Production                         138
Oil Companies-Integrated - 0.5%
BP ADR                                                243            15
Chevron                                               120            9
ConocoPhillips                                        622            41
Exxon Mobil                                           757            56
Hess                                                  700            38
Occidental Petroleum                                  874            41
Total Oil Companies-Integrated                                       200
Oil Field Machinery & Equipment - 0.1%
Grant Prideco*                                        250            10
National Oilwell Varco*                               320            19
Total Oil Field Machinery & Equipment                                29
Oil Refining & Marketing - 0.1%
Tesoro                                                600            49
Total Oil Refining & Marketing                                       49
Oil-Field Services - 0.1%
Hanover Compressor*                                   180            4
Helix Energy Solutions*                               850            27
Total Oil-Field Services                                             31
Paper & Related Products - 0.0%
Abitibi-Consolidated                                  1,800          6
Smurfit-Stone Container*                              505            5
Total Paper & Related Products                                       11
Pharmacy Services - 0.2%
Caremark Rx                                           13             1
Medco Health Solutions*                               379            22
Omnicare                                              1,490          60
Total Pharmacy Services                                              83
Photo Equipment & Supplies - 0.0%
Eastman Kodak                                         335            9
Total Photo Equipment & Supplies                                     9

Description                                           Shares         Value (000)
Physical Practice Management - 0.1%
Pediatrix Medical Group*                              700      $     37
Total Physical Practice Management                                   37
Physical Therapy/Rehabilitation Centers - 0.0%
Psychiatric Solutions*                                310            12
Total Physical Therapy/Rehabilitation Centers                        12
Pipelines - 0.4%
El Paso                                               2,100          32
National Fuel Gas                                     1,150          47
Questar                                               550            45
Spectra Energy*                                       544            14
Total Pipelines                                                      138
Platinum - 0.0%
Stillwater Mining*                                    200            3
Total Platinum                                                       3
Power Conversion/Supply Equipment - 0.1%
American Power Conversion                             651            20
Total Power Conversion/Supply Equipment                              20
Printing-Commercial - 0.1%
RR Donnelley & Sons                                   1,400          52
Total Printing-Commercial                                            52
Property/Casualty Insurance - 0.5%
Arch Capital Group*                                   650            42
Safeco                                                950            61
St. Paul Travelers                                    390            20
WR Berkley                                            1,650          54
Total Property/Casualty Insurance                                    177
Publishing-Books - 0.0%
Scholastic*                                           90             3
Total Publishing-Books                                               3
Publishing-Newspapers - 0.0%
Gannett                                               217            13
Total Publishing-Newspapers                                          13
Quarrying - 0.2%
Vulcan Materials                                      773            79
Total Quarrying                                                      79
Real Estate Management/Services - 0.2%
CB Richard Ellis Group, Cl A*                         2,400          90
Total Real Estate Management/Services                                90

Description                          Shares           Value (000)
Reinsurance - 0.2%
Allied World Assurance Holdings      120     $        5
Aspen Insurance Holdings             255              7
Axis Capital Holdings                130              4
Berkshire Hathaway, Cl B*            5                18
Everest Re Group                     25               2
Montpelier Re Holdings               290              5
PartnerRe                            700              48
Total Reinsurance                                     89
REITs-Apartments - 0.1%
Apartment Investment &
Management, Cl A                     500              31
Total REITs-Apartments                                31
REITs-Hotels - 0.0%
Host Hotels & Resorts                65               2
Total REITs-Hotels                                    2
REITs-Office Property - 0.1%
Boston Properties                    300              38
Equity Office Properties Trust       8                -
Total REITs-Office Property                           38
REITs-Regional Malls - 0.1%
CBL & Associates Properties          800              38
Total REITs-Regional Malls                            38
REITs-Storage - 0.0%
Public Storage                       163              18
Total REITs-Storage                                   18
Rental Auto/Equipment - 0.0%
Avis Budget Group                    100              3
Total Rental Auto/Equipment                           3
Retail-Apparel/Shoe - 0.4%
Abercrombie & Fitch, Cl A            690              55
Aeropostale*                         415              15
Claire's Stores                      1,500            51
Men's Wearhouse                      1,000            43
Total Retail-Apparel/Shoe                             164
Retail-Building Products - 0.2%
Lowe's                               2,820            95
Total Retail-Building Products                        95
Retail-Computer Equipment - 0.1%
GameStop, Cl A*                      410              22
Total Retail-Computer Equipment                       22

Description                                  Shares            Value (000)
Retail-Consumer Electronics - 0.2%
Best Buy                                     1,280    $        65
Total Retail-Consumer Electronics                              65
Retail-Discount - 0.1%
Dollar General                               751               13
Wal-Mart Stores                              508               24
Total Retail-Discount                                          37
Retail-Drug Store - 0.4%
CVS                                          2,970             100
Rite Aid*                                    5,700             35
Total Retail-Drug Store                                        135
Retail-Major Department Store - 0.1%
Saks                                         2,900             54
Total Retail-Major Department Store                            54
Retail-Office Supplies - 0.0%
Office Depot*                                76                3
OfficeMax                                    75                3
Total Retail-Office Supplies                                   6
Retail-Regional Department Store - 0.2%
Dillard's, Cl A                              1,100             38
Kohl's*                                      540               38
Total Retail-Regional Department Store                         76
Retail-Restaurants - 0.3%
Cheesecake Factory*                          120               3
Panera Bread, Cl A*                          230               14
Starbucks*                                   2,340             82
Total Retail-Restaurants                                       99
Retail-Sporting Goods - 0.0%
Dick's Sporting Goods*                       210               11
Total Retail-Sporting Goods                                    11
Retirement/Aged Care - 0.0%
Sunrise Senior Living*                       210               8
Total Retirement/Aged Care                                     8
S&L/Thrifts-Western US - 0.2%
Washington Federal                           2,040             47
Washington Mutual                            491               22
Total S&L/Thrifts-Western US                                   69
Schools - 0.1%
ITT Educational Services*                    290               22
Total Schools                                                  22

SCHEDULE OF INVESTMENTS

AS OF JANUARY 31, 2007 (UNAUDITED)

Description                                  Shares                 Value (000)
Semiconductor Components-Integrated Circuits - 0.2%
Cypress Semiconductor*                       100               $    2
Integrated Device Technology*                1,040                  16
Maxim Integrated Products                    1,340                  41
Total Semiconductor Components-Integrated Circuits                  59
Semiconductor Equipment - 0.0%
Applied Materials                            730                    13
Total Semiconductor Equipment                                       13
Steel-Producers - 0.1%
Nucor                                        400                    26
Total Steel-Producers                                               26
Steel-Specialty - 0.0%
Allegheny Technologies                       76                     8
Total Steel-Specialty                                               8
Super-Regional Banks-US - 0.3%
Bank of America                              741                    39
Capital One Financial                        326                    26
Wachovia                                     20                     1
Wells Fargo                                  921                    33
Total Super-Regional Banks-US                                       99
Telecommunications Equipment - 0.0%
Andrew*                                      220                    3
Plantronics                                  220                    4
Total Telecommunications Equipment                                  7
Telecommunications Services - 0.2%
Amdocs*                                      1,065                  37
Time Warner Telecom, Cl A*                   1,180                  27
Total Telecommunications Services                                   64
Telephone-Integrated - 0.3%
AT&T                                         1,503                  57
Verizon Communications                       1,094                  42
Total Telephone-Integrated                                          99
Therapeutics - 0.2%
CV Therapeutics*                             235                    3
Gilead Sciences*                             1,250                  80
Medicines*                                   150                    5
Total Therapeutics                                                  88
Tobacco - 0.4%
Altria Group                                 796                    70
Imperial Tobacco Group ADR                   606                    49
Reynolds America                             3                      -
UST                                          405                    23
Total Tobacco                                                       142

                                             Shares/Face
Description                                  Amount (000)           Value (000)
Tools-Hand Held - 0.1%
Stanley Works                                530               $    30
Total Tools-Hand Held                                               30
Toys - 0.0%
Mattel                                       542                    13
Total Toys                                                          13
Transport-Equipment & Leasing - 0.0%
GATX                                         45                     2
Total Transport-Equipment & Leasing                                 2
Transport-Rail - 0.3%
Burlington Northern Santa Fe                 293                    23
Canadian Pacific Railway                     800                    44
CSX                                          1,200                  44
Total Transport-Rail                                                111
Transport-Services - 0.1%
FedEx                                        90                     10
UTI Worldwide                                590                    18
Total Transport-Services                                            28
Veterinary Diagnostics - 0.0%
VCA Antech*                                  320                    11
Total Veterinary Diagnostics                                        11
Vitamins & Nutrition Products - 0.0%
Herbalife*                                   510                    17
Total Vitamins & Nutrition Products                                 17
Web Portals/ISP - 0.4%
Google, Cl A*                                195                    98
Yahoo!*                                      1,800                  51
Total Web Portals/ISP                                               149
Wireless Equipment - 0.6%
American Tower, Cl A*                        3,320                  133
Motorola                                     7                      -
Nokia ADR                                    1,374                  31
Powerwave Technologies*                      220                    1
Qualcomm                                     1,350                  51
Total Wireless Equipment                                            216
Total Common Stock (Cost $8,117)                                    9,593
Corporate Bonds - 19.9%
Abbott Laboratories
5.600%, 05/15/11                             $130                   131
Advanta Capital Trust, Ser B,
Callable: 03/02/07 @ 104.50
8.990%, 12/17/26                             55                     56

                                             Face
Description                                  Amount (000)           Value (000)
Corporate Bonds - continued
Ahern Rentals 144A,
Callable: 08/15/09 @ 104.63
9.250%, 08/15/13                             $125              $    130
Allegheny Energy Supply 144A
8.250%, 04/15/12                             30                     33
Allied Waste North America, Ser B
8.500%, 12/01/08                             90                     94
America Movil
6.375%, 03/01/35                             10                     10
American General Finance, Ser G MTN
5.375%, 09/01/09                             50                     50
Ameriprise Financial
5.350%, 11/15/10                             45                     45
Amerisourcebergen
5.875%, 09/15/15                             70                     67
Amgen
4.000%, 11/18/09                             20                     19
AOL Time Warner
7.700%, 05/01/32                             30                     34
6.875%, 05/01/12                             75                     79
Appalachian Power
5.550%, 04/01/11                             65                     65
Aramark 144A, Callable:
02/01/09 @ 102.00 (A)
8.860%, 02/01/15                             57                     58
AT&T Wireless
8.750%, 03/01/31                             45                     58
7.875%, 03/01/11                             60                     65
Bank of America
5.375%, 08/15/11                             140                    141
Bank One
5.900%, 11/15/11                             40                     41
5.250%, 01/30/13                             80                     79
Baxter
5.900%, 09/01/16                             30                     31
Canadian National Railway
5.800%, 06/01/16                             65                     66
Canadian Natural Resources
6.000%, 08/15/16                             100                    100
Cascades, Callable: 02/15/08 @ 103.63
7.250%, 02/15/13                             125                    125
Caterpillar
6.050%, 08/15/36                             15                     15
Caterpillar Financial Services
5.050%, 12/01/10                             75                     75
Chesapeake Energy
6.500%, 08/15/17                             90                     86
ChevronTexaco
3.500%, 09/17/07                             120                    119
Chubb
4.934%, 11/16/07                             60                     60

                                     Face
Description                          Amount (000)              Value (000)
Corporate Bonds - continued
Cisco Systems
5.500%, 02/22/16                     $ 35             $        35
5.250%, 02/22/11                     140                       140
Citigroup
5.100%, 09/29/11                     130                       129
Columbus Southern Power, Ser C
5.500%, 03/01/13                     40                        40
Comcast
5.900%, 03/15/16                     85                        85
5.875%, 02/15/18                     20                        20
5.300%, 01/15/14                     25                        24
Conocophillips Canada
5.626%, 10/15/16 (C)                 75                        75
CRH America
6.000%, 09/30/16                     15                        15
DaimlerChrysler
4.750%, 01/15/08                     90                        89
Deluxe, Ser B
3.500%, 10/01/07                     80                        78
Denbury Resources,
Callable: 04/01/08 @ 103.75
7.500%, 04/01/13                     60                        60
Deutsche Telekom
8.000%, 06/15/10                     135                       145
Dominion Resources, Ser A
5.600%, 11/15/16                     20                        20
Echostar DBS
7.125%, 02/01/16                     120                       120
Enbridge Energy Partners
5.875%, 12/15/16                     20                        20
ERP Operating
5.125%, 03/15/16                     45                        43
FedEx
5.500%, 08/15/09                     30                        30
Ford Motor Credit
7.375%, 10/28/09                     120                       121
FPL Group Capital
5.625%, 09/01/11                     150                       151
FTI Consulting, 144A,
Callable: 10/01/11 @ 103.88
7.750%, 10/01/16                     120                       124
General Cable,
Callable: 11/15/07 @ 104.75
9.500%, 11/15/10                     55                        58
General Electric Capital MTN,
Callable: 01/22/09 @ 100.00
5.720%, 08/22/11                     75                        75

SCHEDULE OF INVESTMENTS

AS OF JANUARY 31, 2007 (UNAUDITED)

                                             Face
Description                                  Amount (000)      Value (000)
Corporate Bonds - continued
General Electric Capital, Ser A MTN
4.375%, 03/03/12                             $ 50     $        48
General Motors Acceptance
7.000%, 02/01/12                             115               117
Gregg Appliances,
Callable: 02/01/09 @ 104.50
9.000%, 02/01/13                             90                90
Hartford Financial Services Group
5.663%, 11/16/08                             35                35
HSBC Finance
6.375%, 10/15/11                             110               115
Intelsat (A),
Callable: 07/15/07 @100.00
10.252%, 01/15/12                            28                28
..C. Penney, Callable: 04/01/07 @ 102.84
8.125%, 04/01/27                             30                31
John Deere Capital
5.400%, 10/17/11                             30                30
John Deere Capital, Ser D MTN
4.400%, 07/15/09                             85                83
K. Hovnanian Enterprises
6.250%, 01/15/16                             30                28
K. Hovnanian Enterprises,
Callable: 04/01/07 @ 104.44
8.875%, 04/01/12                             70                72
Lockheed Martin
7.200%, 05/01/36                             20                23
Masco
6.125%, 10/03/16                             15                15
Mastec 144A, Callable: 02/01/12 @ 103.81
7.625%, 02/01/17                             50                50
Merrill Lynch
5.450%, 07/15/14                             80                80
Metlife
5.375%, 12/15/12                             30                30
5.000%, 06/15/15                             95                92
MGM Mirage
6.625%, 07/15/15                             35                33
5.875%, 02/27/14                             35                33
Midamerican Energy Holdings
5.875%, 10/01/12                             125               127
Morgan Stanley
4.000%, 01/15/10                             75                72
Motorola
8.000%, 11/01/11                             25                27
Neenah Paper,
Callable: 11/15/09 @ 103.69
7.375%, 11/15/14                             38                37
Nextel Communications, Ser E,
Callable: 10/31/08 @ 103.44
6.875%, 10/31/13                             90                91

                                             Face
Description                                  Amount (000)      Value (000)
Corporate Bonds - continued
Norampac, Callable: 06/01/08 @ 103.38
6.750%, 06/01/13                             $125     $        121
Open Solutions 144A,
Callable: 02/01/11 @ 104.88
9.750%, 02/01/15                             30                31
Pemex Project
8.500%, 02/15/08                             105               108
PNC Funding
4.200%, 03/10/08                             50                49
Prologis Trust
7.100%, 04/15/08                             20                20
Prudential Financial MTN
3.750%, 05/01/08                             25                24
Prudential Financial, Ser B MTN
5.100%, 09/20/14                             20                19
PSE&G Power
7.750%, 04/15/11                             75                81
6.950%, 06/01/12                             35                37
PSI Energy
6.050%, 06/15/16                             20                20
Puget Sound Energy
6.274%, 03/15/37                             20                20
Quebecor World 144A,
Callable: 01/15/11 @ 104.88
9.750%, 01/15/15                             100               104
Qwest
8.875%, 03/15/12                             70                78
7.500%, 10/01/14                             30                32
R.H. Donelley, Callable: 01/15/11 @ 104.44
8.875%, 01/15/16                             57                60
Rental Service 144A,
Callable: 12/01/10 @ 104.75
9.500%, 12/01/14                             65                68
Residential Capital 144A,
Callable: 04/17/07 @ 100.00 (A)
7.190 %, 04/17/09                            80                80
Rogers Cable
6.750%, 03/15/15                             20                21
Rogers Wireless,
Callable: 12/15/08 @ 104.00
8.000%, 12/15/12                             67                71
Sbarro 144A, Callable: 02/01/10 @ 107.78
10.375%, 02/01/15                            40                41
SBC Communications
5.100%, 09/15/14                             95                92
Schering-Plough
6.750%, 12/01/33                             50                54
5.550%, 12/01/13                             90                89
Shell International
5.625%, 06/27/11                             65                66

                                     Face
Description                          Amount (000)     Value (000)
Corporate Bonds - continued
Simon Property Group,
Callable: 12/02/11 @ 100.00
5.000%, 03/01/12                     $ 25    $        25
SLM
5.450%, 04/25/11                     145              145
Southern Power, Ser B
6.250%, 07/15/12                     35               36
Stater Brothers Holdings,
Callable: 06/15/12 @ 104.06
8.125%, 06/15/12                     35               36
Telecom Italia Capital
4.000%, 11/15/08                     135              132
TFM, Callable: 05/01/09 @ 104.69
9.375%, 05/01/12                     25               27
Town Sports International,
Callable: 04/15/07 @ 104.81
9.625%, 04/15/11                     13               14
Toys R Us
7.875%, 04/15/13                     30               27
Transdigm 144A,
Callable: 07/15/09 @ 105.81
7.750%, 07/15/14                     115              117
Turanalem Finance 144A
8.250%, 01/22/37                     120              121
Union Pacific
3.875%, 02/15/09                     150              146
Uno Restaurant 144A,
Callable: 02/15/08 @ 110.00
10.000%, 02/15/11                    25               21
Wachovia MTN
5.700%, 08/01/13                     100              102
Wal-Mart Stores
4.550%, 05/01/13                     35               33
Washington Mutual Financial
6.875%, 05/15/11                     25               26
Weyerhaeuser
5.950%, 11/01/08                     10               10
Wyeth
5.500%, 02/01/14                     35               35
Xcel Energy
7.000%, 12/01/10                     130              137
Xerox Capital Trust I,
Callable: 02/01/07 @ 102.45
8.000%, 02/01/27                     85               87
Total Corporate Bonds (Cost $7,675)                   7,679

                                             Face
Description                                  Amount (000)          Value (000)
U.S. Government Agency Obligations - 19.3%
Federal Home Loan Bank,
Callable: 11/03/08 @ 100.00
5.250%, 11/03/09                             $ 410             $   410
Callable: 10/16/08 @ 100.00,
5.000%, 10/16/09                             130                   129
Federal Home Loan Mortgage
6.500%, 04/01/35                             6                     6
6.000%, 11/01/36                             502                   505
6.000%, 12/01/36                             5                     5
6.000%, 08/01/29                             23                    23
5.910%, 12/01/36 (A)                         275                   277
5.875%, 03/21/11                             40                    41
5.870%, 01/01/37 (A)                         345                   348
5.500%, 09/01/17                             23                    23
5.500%, 09/01/19                             34                    34
5.500%, 07/01/20                             49                    49
5.500%, 08/01/20                             140                   140
5.500%, 09/01/21                             254                   253
5.500%, 10/01/34                             70                    69
5.500%, 01/01/35                             151                   148
5.500%, 02/01/35                             194                   191
5.500%, 03/01/35                             59                    58
5.500%, 06/01/35                             303                   298
Callable: 02/24/09 @ 100.00,
5.250%, 02/24/11                             165                   164
5.000%, 07/01/21                             297                   291
Federal National Mortgage Association
6.500%, 03/01/35                             137                   139
6.500%, 05/01/36                             25                    25
6.500%, 05/01/36                             153                   155
6.500%, 05/01/36                             404                   411
6.250%, 02/01/11                             250                   259
6.000%, 01/01/29                             43                    44
6.000%, 07/01/36                             166                   167
6.000%, 07/01/36                             293                   294
6.000%, 08/01/36                             94                    94
6.000%, 09/01/36                             230                   231
6.000%, 10/01/36                             5                     5
6.000%, 11/01/36                             188                   189
5.500%, 03/01/20                             66                    66
5.500%, 04/01/21                             81                    80
5.500%, 06/01/35                             196                   193
5.500%, 07/01/35                             147                   145
5.500%, 09/01/35                             36                    36
5.500%, 12/01/35                             558                   549
5.500%, 01/01/36                             63                    62
5.500%, 02/01/36                             200                   197
5.500%, 04/01/36                             126                   123

OLD MUTUAL ASSET ALLOCATION
CONSERVATIVE PORTFOLIO - continued

SCHEDULE OF INVESTMENTS
AS OF JANUARY 31, 2007 (UNAUDITED)


                                                 Face Amount
Description                                     (000)/Shares        Value (000)
Federal National Mortgage Association - continued
  5.500%, 11/01/36                               $      93           $      92
  5.125%, 01/02/14                                      40                  40
  5.000%, 08/01/34 (A)                                 117                 117
  5.000%, 05/01/36                                     128                 123
  4.500%, 09/01/35                                     185                 172
TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS (COST $7,491)                                                7,470

U.S. TREASURY OBLIGATIONS - 16.5%
U.S. Treasury Bonds
  5.375%, 02/15/31                                     435                 459
  4.500%, 02/15/36                                     620                 579
U.S. Treasury Notes
  4.875%, 07/31/11                                     355                 356
  4.875%, 08/15/09                                     200                 200

  4.750%, 05/15/14                                     310                 309
  4.625%, 11/15/09                                     380                 378
  4.625%, 11/15/16                                   1,010                 994
  4.500%, 11/30/11                                     970                 956
  3.875%, 07/31/07                                     335                 333
  3.875%, 07/15/10                                   1,490               1,447
  3.375%, 09/15/09                                     370                 356
TOTAL U.S. TREASURY OBLIGATIONS (COST $6,451)                            6,367

FOREIGN COMMON STOCK - 7.1%
AUSTRALIA - 0.5%

BHP Billiton                                           649                  13
Commonwealth Bank of Australia                         150                   6
CSL                                                    205                  11
Insurance Australia Group                            6,245                  31
QBE Insurance Group                                  3,011                  72
Rio Tinto                                              328                  20
Santos                                               5,181                  38
Telstra                                              1,700                   6
Woolworths                                             200                   4
Total Australia                                                            201

AUSTRIA - 0.1%

Andritz                                                100                  22
Telekom Austria                                        200                   5
Total Austria                                                               27

BELGIUM - 0.2%

Dexia                                                  625                  19
Fortis                                               1,723                  72
Total Belgium                                                               91



Description                                        Shares           Value (000)
CANADA - 0.2%

Bank of Nova Scotia                                   600            $     26
Canadian Imperial Bank of Commerce                    400                  34
EnCana                                                200                  10
Gerdau Ameristeel                                     300                   3
IPSCO                                                  90                   9
Metro, Cl A                                           100                   3
Petro-Canada                                          100                   4
Total Canada                                                               89

DENMARK - 0.1%

Auriga Industries, Cl B                                200                   5
Jyske Bank*                                            400                  31
Total Denmark                                                               36

FINLAND - 0.1%

Outokumpu                                              238                  10
Rautaruukki                                            400                  16
Total Finland                                                               26

FRANCE - 0.6%

Air France-KLM                                       1,638                  74
BNP Paribas                                            585                  66
Bouygues                                                18                   1
CNP Assurances                                         190                  22
Compagnie Generale des
  Etablissements Michelin, Cl B                        277                  25
France Telecom                                         100                   3
Societe Generale                                       290                  52
Total                                                  176                  12
Vivendi                                                 83                   3
Total France                                                               258

GERMANY - 0.7%

Allianz SE                                             140                  28
Deutsche Bank                                           14                   2
Deutsche Lufthansa                                   2,986                  84
E.ON                                                    54                   7
Freenet.de*                                             54                   2
Heidelberger Druckmaschinen                            861                  37
MAN                                                     94                  10
Muenchener Rueckversicherungs                           85                  13
Salzgitter                                             517                  67
ThyssenKrupp                                           233                  11
Total Germany                                                              261

GREECE - 0.0%

Intracom Holdings*                                     200                   1
Total Greece                                                                 1

Description                 Shares           Value (000)
Hong Kong - 0.1%
CLP Holdings                500            $ 4
Vtech Holdings              3,326            20
Total Hong Kong                              24
Italy - 0.1%
ENI                         1,500            48
IFIL - Investments          101              1
Milano Assicurazioni        745              6
Total Italy                                  55
Japan - 1.3%
BMB                         4,000            15
Bosch                       1,015            5
Brother                     3,000            42
Canon                       700              37
Central Japan Railway       3                32
Daito Trust Construction    100              5
Fujitsu Frontech            100              1
JFE Holdings                1,400            78
KDDI                        3                21
Komatsu                     2,000            42
Mazda Motor                 7,000            46
Nippon Steel                700              4
Nissan Diesel Motor         5,000            18
Nissin Kogyo                300              8
Ricoh Leasing               100              3
Santen Pharmaceutical       250              7
Sumitomo Trust & Banking    2,000            22
Suzuki Motor                1,600            46
Tokyo Electron              9                1
Toyota Boshoku              2,700            57
Yamazen                     1,000            7
Total Japan                                  497
Netherlands - 0.7%
ABN AMRO Holding            260              8
Aegon                       3,267            65
Boskalis Westminster        102              9
Heineken                    1,201            61
ING Groep                   480              21
Royal Dutch Shell, Cl A     2,831            96
Koninklijke (Royal) KPN     1,082            16
Total Netherlands                            276
New Zealand - 0.3%
Air New Zealand             52,426           72
Fletcher Building           5,885            47
Sky Network Television      5,576            23
Total New Zealand                            142
Norway - 0.1%
Statoil                     900              24
Total Norway                                 24

Description                          Shares           Value (000)
Portugal - 0.1%
Banco Comercial Portugues            6,004   $        22
Total Portugal                                        22
Spain - 0.2%
Banco Bilbao Vizcaya Argentaria      373              9
Banco Santander Central Hispano      4,619            88
Telefonica                           312              7
Total Spain                                           104
Sweden - 0.4%
JM                                   2,000            54
Nordea Bank                          4,500            71
TeliaSonera                          2,400            19
Total Sweden                                          144
Switzerland - 0.2%
Credit Suisse Group                  541              38
Syngenta                             49               9
UBS                                  120              8
Zurich Financial Services            80               22
Total Switzerland                                     77
United Kingdom - 1.1%
Antofagasta                          6,190            57
Ashtead                              4,590            16
AstraZeneca                          649              36
Aviva                                632              10
Barclays                             900              13
BHP Billiton                         393              7
British Airways*                     5,006            53
British American Tobacco             300              9
BT Group                             4,122            25
Drax Group                           831              11
Gallaher Group                       169              4
HBOS                                 280              6
HSBC Holdings                        600              11
Imperial Tobacco Group               123              5
International Power                  2,100            15
Lloyds                               200              2
Marks & Spencer Group                439              6
NETeller* (B)                        209              1
Next                                 153              6
Rio Tinto                            400              22
Royal Bank of Scotland               815              33
Royal Dutch Shell, Cl B              578              19
Shire                                400              8
Standard Chartered                   400              12
Tesco                                1,600            13
Unilever                             277              8
Vodafone Group                       1,837            6
Total United Kingdom                                  414
Total Foreign Common Stock (Cost $2,100)              2,769

OLD MUTUAL ASSET ALLOCATION CONSERVATIVE PORTFOLIO - concluded

SCHEDULE OF INVESTMENTS

AS OF JANUARY 31, 2007 (UNAUDITED)

                                             Face
Description                                  Amount (000)         Value (000)
Mortgage Related - 6.1%
Banc of America Mortgage, CMO (A)
Ser 2005-D, Cl 2A-4
4.777%, 05/25/35                             $ 275             $  271
Banc of America Mortgage, CMO,
Ser 2004-8, Cl 3A1
5.250%, 10/25/19                             102                  100
Bear Stearns, CMBS,
Ser 2004-PWR5, Cl A4
4.831%, 07/11/42                             85                   83
Bear Stearns, CMBS,
Ser 2006-PW13, Cl A4
5.540%, 09/11/41                             180                  180
Bear Stearns, CMBS,
Ser 2006-T22, Cl A2
5.467%, 04/12/38                             140                  140
Bear Stearns, CMBS,
Ser 2005-T20, Cl A2
5.127%, 10/12/42                             150                  148
Chase Mortgage Finance, CMO,
Ser 2004-S1, Cl A3
5.500%, 02/25/19                             94                   93
Chase Mortgage Finance, CMO,
Ser 2006-A1, Cl 2A2
6.100%, 09/25/36                             200                  199
Chase Mortgage Finance, CMO,
Ser 2006-A1, Cl 4A1
6.072%, 09/25/36                             354                  354
Citigroup, CMBS, Ser 2004-C2, Cl A3
4.380%, 10/15/41                             145                  139
Countrywide Home Loans, CMO,
Ser 2005-HYB8, Cl 2A1
5.320%, 12/20/35                             110                  110
JPMorgan Chase, CMBS,
Ser 2004-CBX, Cl A4
4.529%, 01/12/37                             55                   53
JPMorgan Chase, CMBS,
Ser 2005-LDP1, Cl A2
4.625%, 03/15/46                             112                  109
JPMorgan Mortgage Trust, CMO,
Ser 2006-A, Cl 3A2
5.994%, 06/25/36                             23                   23
Prime Mortgage Trust, CMO,
Ser 2005-2, Cl 1A3
5.250%, 07/25/20                             173                  171
Wells Fargo, CMO,
Ser 2006-11, Cl A8
6.000%, 09/25/36                             167                  167
Total Mortgage Related (Cost $2,360)                              2,340

                                             Face Amount
Description                                  (000)/Shares         Value (000)
Foreign Bonds - 2.0%
Canadian Government (CAD)
5.750%, 06/01/33                             20                $  21
5.250%, 06/01/13                             90                   81
Citigroup (JPY)
2.400%, 10/31/25                             6,000                48
Deutschland Republic (EUR)
5.000%, 07/04/12                             60                   82
3.750%, 01/04/15                             35                   45
3.750%, 07/14/13                             124                  159
3.500%, 01/04/16                             20                   25
Netherlands Government (EUR)
4.250%, 07/15/13                             66                   87
United Kingdom Gilt (GBP)
4.000%, 09/07/16                             120                  219
Total Foreign Bonds (Cost $760)                                   767
Investment Company - 0.1%
Index Fund-Midcap - 0.1%
iShares Russell Midcap Value Index Fund      200                  29
Total Index Fund-Midcap                                           29
Total Investment Company (Cost $26)                               29
Foreign Preferred Stock - 0.0%
Germany - 0.0%
Porsche                                      4                    4
Total Foreign Preferred Stock (Cost $3)                           4
Asset-Backed Securities - 0.0%
Home Equity Loans - 0.0%
Residential Asset Mortgage Program,
Ser 2004-RS12, Cl AI2
3.767%, 02/25/27                             $ 3                  3
Total Asset-Backed Securities (Cost $2)                           3
Repurchase  Agreement  -  3.8%
Deutsche Bank 5.22%, dated 01/31/07, to be
repurchased on 02/01/07, repurchase
price $1,458,643 (collateralized by a
U.S. Government obligation, par value
$1,437,000, 6.375%, 06/15/09;
total market value $1,487,778) (D)           1,458                1,458
Total Repurchase Agreement (Cost $1,458)                          1,458
Total Investments - 99.6% (Cost $36,443)                          38,479
Other Assets and Liabilities, Net - 0.4%                          151
Total Net Assets - 100.0%                                      $  38,630

As of January 31, 2007, the Fund had the following forward foreign currency contracts outstanding:

                                       Currency     Unrealized
Settlement                                to        Appreciation/
Date          Currency to Deliver       Receive     (Depreciation)

03/14/2007     EUR    (85,013)    AUD     140,000     $ (2,413)
03/14/2007     GBP    (66,650)    AUD     166,963       (1,426)
03/14/2007     EUR    (14,087)    CAD      21,314         (256)
03/14/2007     EUR    (50,000)    DKK     372,798           (8)
03/14/2007     AUD    (34,890)    EUR      20,633         (121)
03/14/2007     DKK   (127,263)    EUR      17,060           (9)
03/14/2007     GBP    (64,192)    EUR      94,958       (2,112)
03/14/2007     NOK   (664,496)    EUR      80,000       (2,249)
03/14/2007     EUR   (352,215)    JPY  53,712,831      (12,240)
03/14/2007     EUR    (35,850)    NOK     292,790           207
03/14/2007     EUR    (74,987)    SEK     676,393         (284)
03/14/2007     AUD   (122,657)    USD      96,653         1,525
03/14/2007     NZD    (45,140)    USD      30,000       (1,008)
03/14/2007     SEK   (455,124)    USD      67,426         1,741
03/14/2007     USD    (48,819)    CAD      55,629       (1,482)
03/14/2007     USD    (91,553)    DKK     512,969       (1,738)
03/14/2007     USD   (1,815,235)  EUR   1,361,250      (37,989)
03/14/2007     USD   (345,932)    GBP     174,963       (2,260)
03/14/2007     USD   (436,831)    JPY  49,850,654      (21,404)
03/14/2007     USD    (68,542)    NOK     418,763       (1,302)
03/14/2007     USD    (31,225)    NZD      45,738           193
TOTAL                                                 $(84,635)


For descriptions of abbreviations and footnotes, please refer to page 129.





The accompanying notes are an integral part of the financial statements.

OLD MUTUAL ASSET ALLOCATION BALANCED PORTFOLIO

MARKET OVERVIEW (UNAUDITED)

Strategic Asset Allocation Consultant: Ibbotson Associates Advisors, LLC

Performance Highlights

     o For the six-month periodended January 31, 2007, the Old Mutual Asset Allocation Balanced Portfolio's Class A shares gained 9.61% at net asset value, while the S&P 1500 Index returned 13.64% and the Lehman Brothers U.S. Aggregate Indexreturned 3.65%.

     o Acadian Asset Management,Inc.'s international equity mandate, the emerging markets equity mandate sub-advised by Clay Finlay Inc. and Provident Investment Counsel, Inc.'s large-cap growth mandate outperformed their respective benchmarks and enhanced performance during the period.

     o Detracting from relativeperformance were Analytic Investors, Inc.'s large-cap blend mandate, Provident Investment Counsel, Inc.'s mid-cap growth mandate and the small-cap value mandates sub-advised by Thomson Horstmann & Bryant, Inc. and Thompson, Siegel & Walmsley, Inc.

Q. How did the Fund perform relative to its benchmarks?

A. For the six-month period ended January 31, 2007, the Old Mutual Asset Allocation Balanced Portfolio's (the "Fund") Class A shares gained 9.61% at net asset value, while the S&P 1500 Index returned 13.64% and the Lehman Brothers U.S. Aggregate Index returned 3.65%. Performance for all share classes can be found on page 24.

Q.  What investment environment did the Fund face during the past six months?

A. All 13 asset classes used to construct the Old Mutual Asset Allocation Portfolios produced positive returns for the six-month period ended January 31, 2007. This happens less frequently than many investors might think. During the last 10 years (120 rolling six-month periods), for example, this has only happened 21 times, or 17.5% of the time. More remarkably, all nine equity benchmarks for the equity asset classes returned more than 10% during the period. This has only occurred in nine other six-month periods during the last 10 years.

Q.  Which market factors influenced the Fund's relative performance?

A. One characteristic that sets the Fund apart from many of its peers is its 5% target allocation to international bonds. Ibbotson Associates Advisors, LLC ("Ibbotson") believes that, over the long term, this allocation will boost returns with minimal impact to the Fund's risk characteristics due to low correlations with other asset classes. However, during the six-month period, international bonds did not perform as well as U.S. fixed asset classes. Therefore, this allocation detracted from the Fund's performance relative to its peers during the period.

    Offsetting the lower returns produced by international bonds, the Fund's current allocation to emerging markets and real estate boosted relative performance. As with international bonds, many balanced asset allocation funds do not provide exposure to these asset classes.

Q.  How did portfolio composition affect Fund performance?

A. The Fund's long-term (strategic) asset class models contributed to performance relative to the benchmark during the period. Dynamic decisions to underweight real estate in favor of U.S. equities detracted from performance, due to continued strong performance in real estate.

    Acadian Asset Management, Inc.'s international equity mandate, the emerging markets equity mandate sub-advised by Clay Finlay Inc. and Provident Investment Counsel, Inc.'s ("Provident") large-cap growth mandate outperformed their respective benchmarks and enhanced performance during the period. NII Holdings (formerly known as Nextel International), a provider of cellular communication services in Latin America, benefited the Fund's performance on a relative basis. Also contributing to performance were computer and peripheral manufacturer, Hewlett-Packard, and air passenger and cargo transportation services provider, Air France-KLM.


Asset Allocation Balanced Portfolio

    Detracting from relative performance were Analytic Investors, Inc.'s large-cap blend mandate, Provident's mid-cap growth mandate and the small-cap value mandates sub-advised by Thomson Horstmann & Bryant, Inc. and Thompson, Siegel & Walmsley, Inc. Individual securities which detracted from relative performance included agricultural commodity and product firm, Archer-Daniels-Midland (no longer a Fund holding), operator of betting and gaming operations, Sportingbet, and the United Kingdom's largest producer of electricity, British Energy Group.

Q.  What is the investment outlook?

A. Ibbotson believes that a stable U.S. economy is the most likely near-term scenario. The Federal Reserve ("Fed") continues to examine the macroeconomic data, and Ibbotson believes there is no rate cut in sight. Core inflation remains above the 2% target, while the job market has recently produced surprisingly solid numbers. These factors, together with wage data and recent Fed meeting minutes, suggest that the next movement of the Fed funds rate is not likely to occur in the near future and that it may be a rate increase.

    The persistent outperformance of U.S. small-cap, which has traditionally displayed strong serial correlation, has started fading, potentially giving way to a phase of large-cap stock outperformance. Sales growth remains near 10% for U.S. large-caps and fell to (2)% for small-caps. Ibbotson notes that large-cap stocks can be less cyclical, and that the U.S. business cycle may be approaching a peak. For these reasons, Ibbotson has shifted a small amount of the Fund's allocation away from mid- and small-cap U.S. equities and into large-cap equities.

Top Ten Holdings as of January 31, 2007

U.S. Treasury Note, 3.875%, 07/15/10                            2.3%
U.S. Treasury Note,4.500%, 11/30/11                             1.5%
U.S. Treasury Note, 4.625%, 11/15/16                            1.3%
Federal Home Loan Mortgage, 6.000%, 11/01/36                    1.2%
U.S. Treasury Bond, 4.500%, 02/15/36                            1.1%
U.S. Treasury Bond, 4.875, 07/31/11                             1.0%
Federal National Mortgage Association, 5.500%, 12/01/35         0.9%
U.S. Treasury Bond, 5.375%, 02/15/31                            0.6%
U.S. Treasury Note, 4.750%, 05/15/14                            0.6%
NII Holdings                                                    0.6%
As a % of Total Fund Investments                               11.1%


Asset Allocation Balanced Portfolio

PERFORMANCE AND PORTFOLIO SUMMARY (UNAUDITED)

Average Annual Total Returns as of January 31, 2007

                                                               6 Month  1 Year   Since
                                             Inception Date    Return*  Return   Inception
Class A with front-end load                  9/30/04           3.30%    2.94%    8.55%
Class A without load                         9/30/04           9.61%    9.27%    11.34%
Class C with deferred sales load             9/30/04           8.17%    7.47%    10.58%
Class C without deferred sales load          9/30/04           9.17%    8.47%    10.58%
Class Z                                      12/09/05          9.73%    9.51%    11.85%
Institutional Class                          9/30/04           9.82%    9.51%    11.64%
S&P 1500 Index                               9/30/04           13.64%   13.71%   14.01%
Lehman Brothers U.S. Aggregate Index         9/30/04           3.65%    4.29%    3.28%

Past performance is not a guarantee of future results. Information about these performance results and the comparative indexes can be found on pages 1 and 2.

* Not annualized.

Fund Performance

                                                            Lehman
                                                            Brothers US
                                 Institutional  S&P 1500    Aggregate
   Date      Class A   Class C   Class          Index       Index
9/30/2004    $9,425    $10,000   $10,000        $10,000     $10,000
7/31/2005    $10,447   $11,033   $11,114        $11,359     $10,256
7/31/2006    $11,049   $11,584   $11,771        $11,954     $10,405
1/31/2007    $12,111   $12,647   $12,927        $13,585     $10,785

Past performance is not a guarantee of future results. The graph above compares an investment made in the Fund's Class A, C and Institutional shares on the inception date of 9/30/04 to an investment made in unmanaged securities indexes on that date. The performance of the Fund's Class A shares shown in the line graph takes into account the maximum initial sales charge. The Fund's performance in this chart and the performance table assumes reinvestment of dividends and capital gain distributions but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Asset Class Weightings as of January 31, 2007 - % of Total Fund Investments

Common Stock                                         47.2%
Foreign Common Stock                                 13.3%
Corporate Bonds                                      10.8%
U.S. Treasury Obligations                            10.2%
U.S. Government Agency Mortgage-Backed Obligations    9.7%
Repurchase Agreement                                  4.4%
Mortgage Related                                      2.4%
Foreign Bonds                                         1.1%
Commercial Mortgages                                  0.3%
Investment Companies                                  0.2%
Foreign Preferred Stock                               0.2%
Warrants                                              0.2%

SCHEDULE OF INVESTMENTS

AS OF JANUARY 31, 2007 (UNAUDITED)

Description                                  Shares            Value (000)
Common Stock - 46.8%
Advertising Services - 0.0%
Getty Images*                                810      $        40
Inventive Health*                            1,100             38
Total Advertising Services                                     78
Aerospace/Defense - 1.2%
Aerovironment*                               190               4
Boeing                                       7,804             699
Empresa Brasileira de Aeronautica ADR        2,000             81
General Dynamics                             4,900             383
Rockwell Collins                             6,170             421
Teledyne Technologies*                       790               30
Total Aerospace/Defense                                        1,618
Aerospace/Defense-Equipment - 0.3%
Alliant Techsystems*                         2,400             194
BE Aerospace*                                3,680             110
Curtiss-Wright                               1,050             40
DRS Technologies                             1,450             80
Goodrich                                     1,300             64
Total Aerospace/Defense-Equipment                              488
Agricultural Chemicals - 0.4%
Agrium                                       5,600             194
CF Industries Holdings                       1,650             51
Monsanto                                     6,480             357
Total Agricultural Chemicals                                   602
Agricultural Operations - 0.0%
Tejon Ranch*                                 805               44
Total Agricultural Operations                                  44
Airlines - 0.2%
AMR*                                         4,000             148
Republic Airways Holdings*                   1,820             35
UAL*                                         720               31
Total Airlines                                                 214
Apparel Manufacturers - 0.0%
Carter's*                                    500               13
Total Apparel Manufacturers                                    13
Applications Software - 0.6%
American Reprographics*                      1,175             37
Citrix Systems*                              2,580             82
Microsoft                                    21,645            668
Nuance Communications*                       6,640             76
Satyam Computer Services ADR                 1,600             37
Total Applications Software                                    900

Description                                           Shares       Value (000)
Auction House/Art Dealer - 0.0%
Premier Exhibitions*                                  850      $   8
Total Auction House/Art Dealer                                     8
Audio/Video Products - 0.1%
Harman International                                  1,150        109
Total Audio/Video Products                                         109
Auto-Cars/Light Trucks - 0.0%
General Motors                                        1,606        53
Total Auto-Cars/Light Trucks                                       53
Auto-Medium & Heavy Duty Trucks - 0.0%
Force Protection*                                     616          11
Total Auto-Medium & Heavy Duty Trucks                              11
Auto/Truck Parts & Equipment-Original - 0.0%
Amerigon*                                             2,318        25
Total Auto/Truck Parts &
Equipment-Original                                                 25
B2B/E-Commerce - 0.0%
webMethods*                                           2,350        18
Total B2B/E-Commerce                                               18
Beverages-Non-Alcoholic - 0.1%
Coca-Cola                                             2,990        143
Total Beverages-Non-Alcoholic                                      143
Brewery - 0.2%
Cia Cervecerias Unidas ADR                            2,900        87
Grupo Modelo ADR, Cl C                                900          49
Molson Coors Brewing, Cl B                            2,500        202
Total Brewery                                                      338
Broadcast Services/Programming - 0.1%
Clear Channel Communications                          64           2
Grupo Televisa ADR                                    4,500        133
Nexstar Broadcasting Group, Cl A*                     4,525        28
Total Broadcast Services/Programming                               163
Building & Construction Products-Misc. - 0.0%
NCI Building Systems*                                 300          17
Total Building & Construction Products-Misc.                       17
Building Products-Air &Heating - 0.0%
AAON                                                  1,350        37
Total Building Products-Air & Heating                              37
Building Products-Cement/Aggregate - 0.1%
Martin Marietta Materials                             900          104
Total Building Products-Cement/Aggregate                           104

SCHEDULE OF INVESTMENTS

AS OF JANUARY 31, 2007 (UNAUDITED)

Description                                  Shares            Value (000)
Building Products-Light Fixtures - 0.2%
Genlyte Group*                               2,800    $        212
Total Building Products-Light Fixtures                         212
Building-Heavy Construction - 0.1%
Washington Group International*              2,080             119
Total Building-Heavy Construction                              119
Building-Mobile Home/Manufactured Housing - 0.0%
Williams Scotsman International*             2,330             47
Total Building-Mobile Home/
Manufactured Housing                                           47
Building-Residential/Commercial - 0.1%
DR Horton                                    1,520             44
Lennar, Cl A                                 760               41
Levitt, Cl A                                 3,570             51
Pulte Homes                                  1,230             42
Total Building-Residential/Commercial                          178
Cable TV - 0.1%
Comcast, Cl A*                               1,640             72
Mediacom Communications, Cl A*               6,710             53
Total Cable TV                                                 125
Casino Hotels - 0.3%
Harrah's Entertainment      796              67
Melco PBL Entertainment ADR*                 90                2
MGM Mirage*                                  4,475             313
Total Casino Hotels                                            382
Casino Services - 0.1%
International Game Technology                2,790             121
Total Casino Services                                          121
Cellular Telecommunications - 0.7%
America Movil, Ser L ADR                     1,500             66
NII Holdings*                                11,350            838
Turkcell Iletisim Hizmet ADR                 5,414             78
Total Cellular Telecommunications                              982
Chemicals-Diversified - 0.3%
E.I. du Pont de Nemours                      6,000             297
Lyondell Chemical                            550               17
Nova Chemicals                               3,250             100
Olin                                         1,345             23
Total Chemicals-Diversified                                    437
Chemicals-Specialty - 0.2%
Ashland                                      2,700             188
Hercules*                                    4,665             91
Terra Industries*                            4,500             64
Total Chemicals-Specialty                                      343

Description                                  Shares            Value (000)
Circuit Boards - 0.0%
Park Electrochemical                         1,220    $        33
Total Circuit Boards                                           33
Coal - 0.1%
Arch Coal                                    790               24
Consol Energy                                3,900             134
Massey Energy                                1,150             27
Total Coal                                                     185
Commercial Banks Non-US - 0.1%
Banco Bradesco ADR                           2,000             81
ICICI Bank ADR                               1,200             53
Kazkommertsbank GDR*                         3,100             69
Total Commercial Banks Non-US                                  203
Commercial Banks-Central US - 0.3%
Bank Mutual                                  4,750             56
First Busey                                  1,350             32
Heartland Financial USA                      1,050             30
Independent Bank                             1,200             26
Irwin Financial                              1,750             38
MB Financial                                 1,750             65
Oak Hill Financial                           750               21
Old Second Bancorp                           1,050             30
Total Commercial Banks-Central US                              298
Commercial Banks-Eastern US - 0.1%
Independent Bank                             1,100             35
Signature Bank*                              1,220             41
Yardville National Bancorp                   900               34
Total Commercial Banks-Eastern US                              110
Commercial Banks-Southern US - 0.4%
Colonial BancGroup                           9,100             223
Compass Bancshares                           3,600             219
Eurobancshares*                              1,550             14
Oriental Financial Group                     1,950             25
Total Commercial Banks-Southern US                             481
Commercial Banks-Western US - 0.2%
AmericanWest Bancorp                         1,450             32
Centennial Bank Holdings*                    5,850             52
Community Bancorp*                           530               18
Glacier Bancorp                              1,200             28
ITLA Capital                                 900               55
Silver State Bancorp*                        1,000             26
Sterling Financial                           1,450             48
SVB Financial Group*                         1,090             51
Total Commercial Banks-Western US                              310

Description                                  Shares            Value (000)
Commercial Services - 0.2%
Arbitron                                     1,100    $        51
ChoicePoint*                                 1,390             53
CoStar Group*                                450               21
ExlService Holdings*                         681               17
PeopleSupport*                               1,368             33
Providence Service*                          1,000             22
TeleTech Holdings*                           1,764             48
Total Commercial Services                                      245
Commercial Services-Finance - 0.1%
H&R Block                                    1,340             33
Wright Express*                              1,245             38
Total Commercial Services-Finance                              71
Communications Software - 0.0%
Avid Technology*                             520               19
Total Communications Software                                  19
Computer Aided Design - 0.0%
Parametric Technology*                       1,700             34
Total Computer Aided Design                                    34
Computer Services - 0.6%
Ceridian*                                    6,000             180
Cognizant Technology Solutions, Cl A*        5,980             510
Perot Systems, Cl A*                         4,060             66
Syntel                                       315               10
Unisys*                                      1,350             12
Total Computer Services                                        778
Computer Software - 0.0%
Double-Take Software*                        1,500             19
Total Computer Software                                        19
Computers - 1.2%
Apple*                                       6,910             592
Dell*                                        4,280             104
Hewlett-Packard                              18,912            819
International Business Machines              1,979             196
Rackable Systems*                            1,080             21
Total Computers                                                1,732
Computers-Integrated Systems - 0.1%
Kronos*                                      550               21
NCR*                                         1,449             69
Total Computers-Integrated Systems                             90
Computers-Memory Devices - 0.3%
EMC*                                         10,260            144
Hutchinson Technology*                       950               21
Network Appliance*                           1,500             56

Description                                  Shares            Value (000)
Computers-Memory Devices - continued
Seagate Technology                           6,100    $        165
SimpleTech*                                  4,200             46
Total Computers-Memory Devices                                 432
Computers-Peripheral Equipment - 0.0%
Logitech International*                      410               12
Total Computers-Peripheral Equipment                           12
Consulting Services - 0.1%
Advisory Board*                              750               42
Corporate Executive Board                    600               54
Forrester Research*                          600               17
Huron Consulting Group*                      500               26
LECG*                                        3,250             47
Total Consulting Services                                      186
Consumer Products-Miscellaneous - 0.0%
Clorox                                       860               56
Total Consumer Products-Miscellaneous                          56
Containers-Paper/Plastic - 0.1%
Sealed Air                                   3,150             208
Total Containers-Paper/Plastic                                 208
Cosmetics & Toiletries - 0.0%
Elizabeth Arden*                             700               13
Total Cosmetics & Toiletries                                   13
Cruise Lines - 0.1%
Carnival                                     3,915             202
Total Cruise Lines                                             202
Data Processing/Management - 0.2%
Automatic Data Processing                    3,080             147
Dun & Bradstreet                             275               23
Fair Isaac                                   620               25
NAVTEQ*                                      470               17
Total Data Processing/Management                               212
Diagnostic Equipment - 0.0%
Gen-Probe*                                   840               43
Total Diagnostic Equipment                                     43
Diagnostic Kits - 0.1%
Inverness Medical Innovations*               1,450             60
Quidel*                                      2,892             39
Total Diagnostic Kits                                          99
Dialysis Centers - 0.0%
DaVita*                                      550               30
Dialysis Corp of America*                    2,680             35
Total Dialysis Centers                                         65

SCHEDULE OF INVESTMENTS

AS OF JANUARY 31, 2007 (UNAUDITED)

Description                                  Shares            Value (000)
Disposable Medical Products - 0.0%
C.R. Bard                                    620      $        51
Total Disposable Medical Products                              51
Distribution/Wholesale - 0.2%
Beacon Roofing Supply*                       1,600             33
Bell Microproducts*                          5,080             37
Fastenal                                     990               37
Owens & Minor                                950               32
Watsco                                       550               28
Total Distribution/Wholesale                                   167
Diversified Manufacturing Operations - 1.0%
3M                                           3,250             242
Dover                                        3,480             173
ESCO Technologies*                           2,604             124
General Electric                             9,430             340
Griffon*                                     600               16
Honeywell International                      3,969             181
Illinois Tool Works                          4,876             249
Trinity Industries                           195               7
Tyco International                           5,628             179
Total Diversified Manufacturing Operations                     1,511
Diversified Minerals - 0.1%
Cia Vale do Rio Doce ADR                     2,400             81
Total Diversified Minerals                                     81
Diversified Operations - 0.1%
Resource America, Cl A                       1,550             42
Walter Industries                            950               27
Total Diversified Operations                                   69
Drug Delivery Systems - 0.0%
Conor Medsystems*                            340               11
Noven Pharmaceuticals*                       700               19
Total Drug Delivery Systems                                    30
E-Commerce/Products - 0.0%
Submarino GDR 144A                           900               55
Total E-Commerce/Products                                      55
E-Commerce/Services - 0.0%
Expedia*                                     2,573             55
Total E-Commerce/Services                                      55
E-Services/Consulting - 0.0%
Perficient*                                  597               13
Total E-Services/Consulting                                    13
Educational Software - 0.0%
Blackboard*                                  1,700             50
Total Educational Software                                     50

Description                                  Shares            Value (000)
Electric Products-Miscellaneous - 0.1%
Emerson Electric                             3,264    $        147
Total Electric Products-Miscellaneous                          147
Electric-Generation - 0.0%
AES*                                         1,083             23
Total Electric-Generation                                      23
Electric-Integrated - 1.2%
Alliant Energy                               5,200             189
Centerpoint Energy                           15,000            259
Dominion Resources                           2,000             166
DTE Energy                                   4,900             227
Duke Energy                                  6,864             135
Entergy                                      2,933             272
OGE Energy                                   3,900             151
PPL                                          6,000             214
TXU                                          2,027             110
Total Electric-Integrated                                      1,723
Electronic Components-Miscellaneous - 0.1%
Benchmark Electronics*                       1,420             32
Flextronics International*                   3,565             42
Hon Hai Precision GDR 144A                   7,415             101
Total Electronic Components-Miscellaneous                      175
Electronic Components-Semiconductors - 0.6%
Actel*                                       1,550             28
DSP Group*                                   4,000             84
International Rectifier*                     760               32
MEMC Electronic Materials*                   3,700             194
Micron Technology*                           2,896             37
Microsemi*                                   1,450             26
Nvidia*                                      5,605             172
PMC-Sierra*                                  3,100             19
QLogic*                                      4,730             87
Samsung Electronics GDR 144A                 340               104
Semtech*                                     3,090             42
Xilinx                                       1,840             45
Total Electronic Components-
Semiconductors                                                 870
Electronic Design Automation - 0.1%
Comtech Group*                               900               15
Synplicity*                                  10,170            66
Total Electronic Design Automation                             81
Electronic Forms - 0.3%
Adobe Systems*                               9,385             365
Total Electronic Forms                                         365

Description                                  Shares            Value (000)
Electronic Parts Distribution - 0.0%
Avnet*                                       1,070    $        33
Total Electronic Parts Distribution                            33
Electronics-Military - 0.1%
EDO                                          1,800             42
L-3 Communications Holdings                  1,100             90
Total Electronics-Military                                     132
Engineering/R&D Services - 0.2%
Fluor                                        1,590             131
Shaw Group*                                  1,050             36
Stanley*                                     1,100             18
URS*                                         1,100             47
Total Engineering/R&D Services                                 232
Enterprise Software/Services - 0.5%
BMC Software*                                4,200             144
Concur Technologies*                         1,125             17
Lawson Software*                             13,120            99
Open Text*                                   2,400             45
Oracle*                                      15,575            267
Sybase*                                      7,150             185
Total Enterprise Software/Services                             757
Entertainment Software - 0.1%
Activision*                                  5,810             99
Electronic Arts*                             410               21
THQ*                                         1,000             30
Total Entertainment Software                                   150
Fiduciary Banks - 0.2%
Mellon Financial                             80                3
Northern Trust                               3,800             231
Total Fiduciary Banks                                          234
Filtration/Separation Products - 0.1%
Clarcor                                      1,950             68
Total Filtration/Separation Products                           68
Finance-Commercial - 0.0%
NewStar Financial*                           700               14
Total Finance-Commercial                                       14
Finance-Consumer Loans - 0.3%
Encore Capital Group*                        4,460             51
First Marblehead                             925               50
Nelnet, Cl A*                                1,300             36
Portfolio Recovery Associates*               810               35
SLM                                          4,852             223
Total Finance-Consumer Loans                                   395

Description                                  Shares            Value (000)
Finance-Investment Banker/Broker - 1.3%
Citigroup                                    4,988    $        275
Evercore Partners, Cl A*                     697               24
Greenhill                                    955               72
JPMorgan Chase                               9,048             461
Lazard, Cl A                                 8,415             427
Lehman Brothers Holdings                     3,641             299
Morgan Stanley                               2,466             204
Total Finance-Investment Banker/Broker                         1,762
Finance-Mortgage Loan/Banker - 0.1%
Fannie Mae                                   2,907             164
Total Finance-Mortgage Loan/Banker                             164
Finance-Other Services - 0.2%
Asset Acceptance Capital*                    6,840             105
Cbot Holdings, Cl A*                         480               81
GFI Group*                                   400               26
International Securities
Exchange Holdings                            450               19
Nasdaq Stock Market*                         3,270             111
Total Finance-Other Services                                   342
Financial Guarantee Insurance - 0.2%
AMBAC Financial Group                        1,080             95
MGIC Investment                              2,039             126
Triad Guaranty*                              170               9
Total Financial Guarantee Insurance                            230
Food-Dairy Products - 0.2%
Dean Foods*                                  5,173             229
Wimm-Bill-Dann Foods ADR                     900               58
Total Food-Dairy Products                                      287
Food-Miscellaneous/Diversified - 0.2%
ConAgra Foods                                2,765             71
Unilever ADR                                 5,420             145
Total Food-Miscellaneous/Diversified                           216
Food-Retail - 0.1%
Great Atlantic & Pacific Tea                 1,100             32
Kroger                                       3,944             101
Total Food-Retail                                              133
Food-Wholesale/Distribution - 0.1%
Sysco                                        3,250             112
Total Food-Wholesale/Distribution                              112
Forestry - 0.1%
Plum Creek Timber                            4,500             181
Total Forestry                                                 181

SCHEDULE OF INVESTMENTS
AS OF JANUARY 31, 2007 (UNAUDITED)


Description                                        Shares           Value (000)
GAMBLING (NON-HOTEL) - 0.0%

Pinnacle Entertainment*                              1,850           $      64
Total Gambling (Non-Hotel)                                                  64

GAS-DISTRIBUTION - 0.2%

Energen                                              4,800                 222
WGL Holdings                                           490                  16
Total Gas-Distribution                                                     238

GOLD MINING - 0.1%

Randgold Resources ADR*                              4,900                 115
Total Gold Mining                                                          115

GOLF - 0.0%

Callaway Golf                                        1,475                  24
Total Golf                                                                  24

HAZARDOUS WASTE DISPOSAL - 0.1%

Stericycle*                                          1,160                  89
Total Hazardous Waste Disposal                                              89

HEALTH CARE COST CONTAINMENT - 0.3%

Hooper Holmes*                                       6,170                  21
McKesson                                             7,791                 434
Total Health Care Cost Containment                                         455

HOTELS & MOTELS - 0.1%

InterContinental Hotels ADR                          1,010                  25
Marriott International, Cl A                         2,370                 114
Starwood Hotels & Resorts Worldwide                    382                  24
Total Hotels & Motels                                                      163

HUMAN RESOURCES - 0.6%

Hewitt Associates, Cl A*                             7,000                 189
Hudson Highland Group*                               2,200                  35
Kenexa*                                              1,274                  46
Labor Ready*                                           950                  18
Manpower                                             2,100                 153
Monster Worldwide*                                   8,800                 435
Total Human Resources                                                      876

IMPORT/EXPORT - 0.0%

Castle Brands*                                       1,610                  10
Total Import/Export                                                         10

INDEPENDENT POWER PRODUCER - 0.0%

Mirant*                                                870                  30
Reliant Energy*                                      3,350                  50
Total Independent Power Producer                                            80

INDUSTRIAL AUTOMATION/ROBOT - 0.0%

Cognex                                               1,030                  22
Total Industrial Automation/Robot                                           22



Description                                        Shares           Value (000)
INDUSTRIAL GASES - 0.4%

Air Products & Chemicals                               445           $      33
Praxair                                              8,225                 519
Total Industrial Gases                                                     552

INSTRUMENTS-CONTROLS - 0.1%

Watts Water Technologies, Cl A                       1,850                  81
Total Instruments-Controls                                                  81

INSTRUMENTS-SCIENTIFIC - 0.2%

PerkinElmer                                          7,000                 167
Thermo Fisher Scientific*                            3,209                 154
Total Instruments-Scientific                                               321

INSURANCE BROKERS - 0.3%

AON                                                  2,778                 100
Brown & Brown                                        6,800                 192
Marsh & McLennan                                     2,640                  78
Total Insurance Brokers                                                    370

INTERNET APPLICATION SOFTWARE - 0.1%

Cryptologic                                          1,200                  30
DealerTrack Holdings*                                1,291                  36
Vocus*                                               1,308                  24
Total Internet Application Software                                         90

INTERNET CONNECTIVE SERVICES - 0.0%

Cogent Communications Group*                         1,722                  36
Total Internet Connective Services                                          36

INTERNET INFRASTRUCTURE SOFTWARE - 0.1%

F5 Networks*                                           740                  53
Openwave Systems*                                    2,400                  21
Opsware*                                             2,676                  21
Total Internet Infrastructure Software                                      95

INTERNET SECURITY - 0.1%

Ipass*                                               2,730                  14
Symantec*                                            6,480                 115
Total Internet Security                                                    129

INVESTMENT MANAGEMENT/ADVISORY SERVICES - 0.1%

Affiliated Managers Group*                             500                  56
Legg Mason                                           1,090                 114
Total Investment Management/
  Advisory Services                                                        170

LASERS-SYSTEMS/COMPONENTS - 0.1%

Electro Scientific Industries*                       2,910                  61
Newport*                                             1,500                  30
Total Lasers-Systems/Components                                             91

Description                                  Shares            Value (000)
Life/Health Insurance - 0.2%
Cigna                                        1,700    $        225
KMG America*                                 2,030             19
Total Life/Health Insurance                                    244
Machine Tools & Related Products - 0.2%
Kennametal                                   3,900             241
Total Machine Tools & Related Products                         241
Machinery-Construction & Mining - 0.5%
Caterpillar                                  8,447             541
Terex*                                       2,400             137
Total Machinery-Construction & Mining                          678
Machinery-Electrical - 0.0%
Franklin Electric                            1,000             50
Total Machinery-Electrical                                     50
Machinery-General Industry - 0.0%
Gardner Denver*                              850               33
Total Machinery-General Industry                               33
Machinery-Print Trade - 0.0%
Zebra Technologies, Cl A*                    1,130             39
Total Machinery-Print Trade                                    39
Medical Imaging Systems - 0.0%
Vital Images*                                500               17
Total Medical Imaging Systems                                  17
Medical Information Systems - 0.3%
Allscripts Healthcare Solutions*             750               23
Cerner*                                      6,275             282
Eclipsys*                                    730               14
IMS Health                                   1,720             50
Phase Forward*                               1,525             21
Total Medical Information Systems                              390
Medical Instruments - 0.5%
Cambridge Heart*                             16,810            44
Conceptus*                                   2,450             57
Datascope                                    750               28
Medtronic                                    7,515             402
Natus Medical*                               2,890             44
St. Jude Medical*                            850               36
Symmetry Medical*                            4,090             56
Total Medical Instruments                                      667
Medical Labs & Testing Services - 0.1%
Covance*                                     650               40
Laboratory Corp of America Holdings*         2,200             162
Total Medical Labs & Testing Services                          202

Description                                           Shares       Value (000)
Medical Products - 0.3%
Baxter International                                  4,292    $   213
Becton Dickinson                                      195          15
Haemonetics*                                          850          41
Henry Schein*                                         2,390        122
PSS World Medical*                                    1,350        27
Syneron Medical*                                      1,300        32
Vital Signs                                           550          28
Total Medical Products                                             478
Medical-Biomedical/Genetic - 0.7%
Barrier Therapeutics*                                 8,590        63
Cambrex                                               2,390        52
Celgene*                                              1,920        103
Enzon Pharmaceuticals*                                1,630        15
Genzyme*                                              6,840        450
Integra Lifesciences*                                 950          41
Invitrogen*                                           910          56
Keryx Biopharmaceuticals*                             2,500        28
Lifecell*                                             710          17
Medimmune*                                            560          19
Nektar Therapeutics*                                  1,600        20
Orchid Cellmark*                                      4,100        15
PDL BioPharma*                                        3,390        70
Total Medical-Biomedical/Genetic                                   949
Medical-Drugs - 1.6%
Adams Respiratory Therapeutics*                       3,080        138
Allergan                                              2,850        333
Angiotech Pharmaceuticals*                            9,080        79
Aspreva Pharmaceuticals*                              2,050        41
Bristol-Myers Squibb                                  7,839        226
Dr Reddy's Laboratories ADR          3,200            54
Pfizer                                                27,671       726
Santarus*                                             4,925        34
Schering-Plough                                       21,037       526
Wyeth                                                 4,678        231
Total Medical-Drugs                                                2,388
Medical-Generic Drugs - 0.1%
Perrigo                                               3,390        58
Teva Pharmaceutical Industries ADR                    2,100        74
Zentiva GDR                                           800          48
Total Medical-Generic Drugs                                        180
Medical-HMO - 0.5%
Humana*                                               871          48
UnitedHealth Group                                    5,866        307
WellPoint*                                            3,826        300
Total Medical-HMO                                                  655

SCHEDULE OF INVESTMENTS
AS OF JANUARY 31, 2007 (UNAUDITED)



Description                                        Shares           Value (000)
MEDICAL-NURSING HOMES - 0.0%
Assisted Living Concepts, Cl A*                      1,500           $      16
Total Medical-Nursing Homes                                                 16

MEDICAL-OUTPATIENT/HOME MEDICAL - 0.1%

Lincare Holdings*                                    1,900                  75
Radiation Therapy Services*                          1,993                  59
Total Medical-Outpatient/Home Medical                                      134

MEDICAL-WHOLESALE DRUG DISTRIBUTORS - 0.2%

AmerisourceBergen                                    3,500                 183
Cardinal Health                                      1,133                  81
Total Medical-Wholesale Drug Distributors                                  264

METAL PROCESSORS & FABRICATORS - 0.2%

Commercial Metals                                    6,800                 185
Ladish*                                              1,137                  46
Precision Castparts                                  1,150                 102
Total Metal Processors & Fabricators                                       333

METAL-ALUMINUM - 0.1%

Alcoa                                                5,260                 170
Total Metal-Aluminum                                                       170

METAL-COPPER - 0.1%

Phelps Dodge                                         1,166                 144
Total Metal-Copper                                                         144
METAL-DIVERSIFIED - 0.1%

Freeport-McMoRan Copper & Gold, Cl B                 2,490                 143
Total Metal-Diversified                                                    143

MISCELLANEOUS MANUFACTURING - 0.0%

Aptargroup                                             410                  25
Total Miscellaneous Manufacturing                                           25

MULTI-LINE INSURANCE - 1.1%

Allstate                                             3,661                 220
American International Group                         3,100                 212
Cincinnati Financial                                 5,300                 237
Hartford Financial Services Group                    2,645                 251
Loews                                                4,615                 201
Metlife                                              2,046                 127
XL Capital, Cl A                                     4,946                 342
Total Multi-Line Insurance                                               1,590

MULTIMEDIA - 0.2%

Entravision Communications, Cl A*                    2,500                  20
Gemstar-TV Guide International*                     11,310                  46
Walt Disney                                          5,785                 203
Total Multimedia                                                           269



Description                                        Shares           Value (000)
NETWORKING PRODUCTS - 0.1%
Anixter International*                                 100           $       5
Cisco Systems*                                       4,590                 122
Foundry Networks*                                    1,980                  29
Netgear*                                               550                  14
Total Networking Products                                                  170

NON-FERROUS METALS - 0.2%

Cameco                                               7,205                 275
USEC*                                                2,730                  37
Total Non-Ferrous Metals                                                   312

NON-HAZARDOUS WASTE DISPOSAL - 0.1%

Allied Waste Industries*                             3,070                  39
Waste Management                                     1,910                  73
WCA Waste*                                           1,520                  10
Total Non-Hazardous Waste Disposal                                         122

OFFICE AUTOMATION & EQUIPMENT - 0.1%

Pitney Bowes                                         1,560                  75
Total Office Automation & Equipment                                         75

OFFICE SUPPLIES & FORMS - 0.2%

Avery Dennison                                       3,500                 239
Total Office Supplies & Forms                                              239

OIL & GAS DRILLING - 0.2%

Atlas America*                                         950                  51
Diamond Offshore Drilling                              340                  29
Pride International*                                   680                  19
Rowan                                                  750                  25
Todco*                                               1,540                  53
Transocean*                                          1,489                 115
Total Oil & Gas Drilling                                                   292

OIL COMPANIES-EXPLORATION & PRODUCTION - 0.7%

Arena Resources*                                       400                  17
ATP Oil & Gas*                                         745                  31
Berry Petroleum, Cl A                                  475                  15
Cabot Oil & Gas                                        450                  29
Comstock Resources*                                    550                  18
Denbury Resources*                                   1,300                  36
Forest Oil*                                            650                  21
Goodrich Petroleum*                                    300                  11
Mariner Energy*                                      1,000                  20
Newfield Exploration*                                3,300                 141
NovaTek GDR                                          1,200                  65
Parallel Petroleum*                                    960                  19
Pogo Producing                                         250                  12
Southwestern Energy*                                10,755                 414
Stone Energy*                                        1,215                  41
Ultra Petroleum*                                     1,100                  57
Total Oil Companies-Exploration & Production                               947

Description                                        Shares           Value (000)

OIL COMPANIES-INTEGRATED - 1.2%

BP ADR                                               1,496           $      95
Chevron                                              1,079                  79
ConocoPhillips                                       4,049                 269
Exxon Mobil                                          6,365                 472
Hess                                                 3,300                 178
LUKOIL ADR                                             800                  63
Occidental Petroleum                                 5,732                 266
Petroleo Brasileiro ADR                              1,900                 187
Surgutneftegaz ADR                                   1,000                  60
Total Oil Companies-Integrated                                           1,669

OIL FIELD MACHINERY & EQUIPMENT - 0.2%

Dresser-Rand Group*                                  1,800                  47
Grant Prideco*                                       1,100                  43
Lone Star Technologies*                                750                  36
Metretek Technologies*                               1,300                  17
National Oilwell Varco*                              1,295                  79
Total Oil Field Machinery & Equipment                                      222

OIL REFINING & MARKETING - 0.2%

Tesoro                                               2,800                 231
Total Oil Refining & Marketing                                             231

OIL-FIELD SERVICES - 0.3%

Hanover Compressor*                                  1,580                  31
Helix Energy Solutions*                              3,000                  96
Hercules Offshore*                                   1,450                  38
Hornbeck Offshore Services*                          1,150                  32
Key Energy Services*                                 1,850                  30
North American Energy Partners*                      1,200                  21
SEACOR Holdings*                                       500                  51
Superior Energy Services*                            1,850                  56
Tetra Technologies*                                  1,100                  25
W-H Energy Services*                                 1,555                  71
Total Oil-Field Services                                                   451

PAPER & RELATED PRODUCTS - 0.2%

Abitibi-Consolidated                                39,880                 130
Bowater                                              1,700                  46
Caraustar Industries*                                3,380                  27
Neenah Paper                                         1,290                  44
Smurfit-Stone Container*                             4,560                  49
Total Paper & Related Products                                             296

PHARMACY SERVICES - 0.4%

Caremark Rx                                            100                   6
Medco Health Solutions*                              2,985                 177
Omnicare                                             8,150                 327
Total Pharmacy Services                                                    510



Description                                        Shares           Value (000)
PHOTO EQUIPMENT & SUPPLIES - 0.1%

Eastman Kodak                                        2,603           $      67
Total Photo Equipment & Supplies                                            67

PHYSICAL PRACTICE MANAGEMENT - 0.1%

Pediatrix Medical Group*                             3,100                 163
Total Physical Practice Management                                         163

PHYSICAL THERAPY/REHABILITATION CENTERS - 0.1%

Psychiatric Solutions*                               2,980                 116
Total Physical Therapy/Rehabilitation Centers                              116

PIPELINES - 0.5%

El Paso                                             14,480                 225
National Fuel Gas                                    4,650                 189
Questar                                              2,150                 174
Spectra Energy                                       3,482                  91
Total Pipelines                                                            679

PLATINUM - 0.0%

Stillwater Mining*                                   1,800                  23
Total Platinum                                                              23

POWER CONVERSION/SUPPLY EQUIPMENT - 0.2%

American Power Conversion                            4,853                 149
Delta Electronics GDR                                5,040                  82
Total Power Conversion/
  Supply Equipment                                                         231

PRINTING-COMMERCIAL - 0.2%

RR Donnelley & Sons                                  6,369                 236
Total Printing-Commercial                                                  236

PROPERTY/CASUALTY INSURANCE - 0.6%

Arch Capital Group*                                  3,300                 213
Safeco                                               3,907                 250
St. Paul Travelers                                   2,290                 117
WR Berkley                                           6,500                 215
Total Property/Casualty Insurance                                          795

PUBLISHING-BOOKS - 0.2%

Courier                                              1,150                  46
Scholastic*                                          2,775                  98
Total Publishing-Books                                                     144

PUBLISHING-NEWSPAPERS - 0.1%

Gannett                                              1,809                 105
Total Publishing-Newspapers                                                105

PUBLISHING-PERIODICALS - 0.0%

Playboy Enterprises, Cl B*                           3,910                  43
Total Publishing-Periodicals                                                43

SCHEDULE OF INVESTMENTS

AS OF JANUARY 31, 2007 (UNAUDITED)

Description                                  Shares            Value (000)
Quarrying - 0.3%
Vulcan Materials                             4,091    $        417
Total Quarrying                                                417
Radio - 0.0%
Radio One, Cl D*                             5,885             43
Spanish Broadcasting System, Cl A*           4,655             19
Total Radio                                                    62
Real Estate Management/Services - 0.2%
CB Richard Ellis Group, Cl A*                8,870             334
Total Real Estate Management/Services                          334
Real Estate Operation/Development - 0.0%
Brookfield Properties                        854               40
Total Real Estate Operation/Development                        40
Reinsurance - 0.6%
Allied World Assurance Holdings              1,110             47
Aspen Insurance Holdings                     5,155             132
Axis Capital Holdings                        1,190             39
Berkshire Hathaway, Cl B*                    35                128
Endurance Specialty Holdings                 2,050             70
Everest Re Group                             240               23
Montpelier Re Holdings                       6,450             112
PartnerRe                                    2,950             201
Platinum Underwriters Holdings               2,150             64
Total Reinsurance                                              816
REITs-Apartments - 0.4%
Apartment Investment &
Management, Cl A                             3,000             188
Archstone-Smith Trust                        1,230             78
AvalonBay Communities                        461               68
BRE Properties, Cl A                         511               35
Camden Property Trust                        238               19
Equity Residential                           1,397             79
GMH Communities Trust                        1,107             11
United Dominion Realty Trust                 636               21
Total REITs-Apartments                                         499
REITs-Diversified - 0.1%
Digital Realty Trust                         827               30
PS Business Parks                            339               26
Vornado Realty Trust                         796               97
Total REITs-Diversified                                        153
REITs-Hotels - 0.1%
Ashford Hospitality Trust                    3,110             38
DiamondRock Hospitality                      878               17
Host Hotels & Resorts                        3,514             93
LaSalle Hotel Properties                     469               22
Total REITs-Hotels                                             170

Description                          Shares           Value (000)
REITs-Manufactured Homes - 0.0%
Equity Lifestyle Properties          287     $        16
Total REITs-Manufactured Homes                        16
REITs-Office Property - 0.4%
Alexandria Real Estate Equities      440              48
American Financial Realty Trust      3,460            39
Boston Properties                    2,345            296
Corporate Office Properties Trust    696              37
Equity Office Properties Trust       64               3
Kilroy Realty                        339              29
Mack-Cali Realty                     371              21
SL Green Realty                      466              68
Total REITs-Office Property                           541
REITs-Regional Malls - 0.3%
CBL & Associates Properties          3,700            174
Macerich                             681              65
Simon Property Group                 1,393            159
Taubman Centers                      726              42
Total REITs-Regional Malls                            440
REITs-Shopping Centers - 0.1%
Developers Diversified Realty        730              49
Federal Realty Investment Trust      422              39
Kimco Realty                         1,127            56
Regency Centers                      583              51
Total REITs-Shopping Centers                          195
REITs-Storage - 0.2%
Public Storage                       2,233            243
U-Store-It Trust                     862              19
Total REITs-Storage                                   262
REITs-Warehouse/Industrial - 0.1%
EastGroup Properties                 383              21
Prologis                             1,465            95
Total REITs-Warehouse/Industrial                      116
Rental Auto/Equipment - 0.1%
Avis Budget Group                    880              22
H&E Equipment Services*              1,700            40
Total Rental Auto/Equipment                           62
Retail-Apparel/Shoe - 0.6%
Abercrombie & Fitch, Cl A            3,600            286
Aeropostale*                         2,900            104
AnnTaylor Stores*                    900              31
Bebe Stores                          1,000            19
Childrens Place Retail Stores*       600              33
Claire's Stores                      5,200            179
Footstar*                            7,700            49

Description                                  Shares            Value (000)
Retail-Apparel/Shoe - continued
Men's Wearhouse                              3,800           $ 163
New York*                                    1,800             26
Total Retail-Apparel/Shoe                                      890
Retail-Building Products - 0.4%
Lowe's                                       14,635            493
Total Retail-Building Products                                 493
Retail-Computer Equipment - 0.1%
GameStop, Cl A*                              1,580             84
Total Retail-Computer Equipment                                84
Retail-Consumer Electronics - 0.2%
Best Buy                                     6,625             334
Total Retail-Consumer Electronics                              334
Retail-Discount - 0.2%
Citi Trends*                                 721               29
Dollar General                               5,439             92
Wal-Mart Stores                              3,629             173
Total Retail-Discount                                          294
Retail-Drug Store - 0.5%
CVS                                          16,010            539
Rite Aid*                                    21,500            132
Total Retail-Drug Store                                        671
Retail-Jewelry - 0.0%
Movado Group                                 1,800             52
Total Retail-Jewelry                                           52
Retail-Major Department Store - 0.1%
Saks                                         10,400            195
Total Retail-Major Department Store                            195
Retail-Office Supplies - 0.1%
Office Depot*                                1,413             53
OfficeMax                                    675               32
Total Retail-Office Supplies                                   85
Retail-Propane Distributors - 0.1%
Star Gas Partners*                           24,830            89
Total Retail-Propane Distributors                              89
Retail-Regional Department Store - 0.3%
Dillard's, Cl A                              4,300             148
Kohl's*                                      2,995             212
Total Retail-Regional Department Store                         360
Retail-Restaurants - 0.4%
BJ's Restaurants*                            700               14
Cheesecake Factory*                          1,060             29

Description                                           Shares      Value (000)
Retail-Restaurants - continued
Chipotle Mexican Grill, Cl A*                         500      $  30
Panera Bread, Cl A*                                   990         58
Ruth's Chris Steak House*                             1,200       26
Starbucks*                                            12,300      430
Total Retail-Restaurants                                          587
Retail-Sporting Goods - 0.1%
Dick's Sporting Goods*                                790         41
Hibbett Sporting Goods*                               800         26
Zumiez*                                               740         24
Total Retail-Sporting Goods                                       91
Retail-Video Rental - 0.0%
Blockbuster, Cl A*                                    9,105       59
Total Retail-Video Rental                                         59
Retirement/Aged Care - 0.1%
Sunrise Senior Living*                                1,900       68
Total Retirement/Aged Care                                        68
S&L/Thrifts-Central US - 0.1%
Citizens First Bancorp                                1,000       27
Franklin Bank*                                        1,600       30
MAF Bancorp                                           1,500       67
Total S&L/Thrifts-Central US                                      124
S&L/Thrifts-Eastern US - 0.3%
Brookline Bancorp                                     2,100       28
Clifton Savings Bancorp                               1,700       21
Dime Community Bancshares                             3,250       43
Flushing Financial                                    2,650       46
Investors Bancorp*                                    3,350       52
KNBT Bancorp                                          2,200       36
NewAlliance Bancshares                                3,200       51
Northwest Bancorp                                     1,050       28
Partners Trust Financial Group                        950         11
Provident Financial Services                          1,350       24
Provident New York Bancorp                            4,100       60
Total S&L/Thrifts-Eastern US                                      400
S&L/Thrifts-Southern US - 0.0%
Bankunited Financial, Cl A                            1,650       46
Total S&L/Thrifts-Southern US                                     46
S&L/Thrifts-Western US - 0.3%
PFF Bancorp                                           1,600       54
Provident Financial Holdings                          1,550       45
Washington Federal                                    7,340       170
Washington Mutual                                     3,158       141
Total S&L/Thrifts-Western US                                      410

SCHEDULE OF INVESTMENTS

AS OF JANUARY 31, 2007 (UNAUDITED)

Description                          Shares           Value (000)
Satellite Telecom - 0.0%
Loral Space & Communications*        1,000   $        48
Total Satellite Telecom                               48
Schools - 0.2%
Capella Education*                   900              26
DeVry                                646              18
ITT Educational Services*            1,665            129
Learning Tree International*         3,700            39
Strayer Education                    275              31
Total Schools                                         243
Seismic Data Collection - 0.0%
Seitel*                              8,000            29
Total Seismic Data Collection                         29
Semiconductor Components-Integrated Circuits - 0.5%
Anadigics*                           3,265            29
ChipMOS Technologies*                6,240            45
Cirrus Logic*                        2,700            20
Cypress Semiconductor*               3,200            59
Integrated Device Technology*        7,480            113
Maxim Integrated Products            7,750            239
Powertech Technology GDR             6,800            57
United Microelectronics ADR          34,909           124
Total Semiconductor Components-
Integrated Circuits                                   686
Semiconductor Equipment - 0.2%
Applied Materials                    4,080            72
Brooks Automation*                   3,010            42
Cabot Microelectronics*              1,090            33
Credence Systems*                    1,330            7
Mattson Technology*                  2,550            22
Tessera Technologies*                500              19
Varian Semiconductor Equipment*      1,040            43
Total Semiconductor Equipment                         238
Software Tools - 0.0%
Borland Software*                    3,190            17
Total Software Tools                                  17
Steel Pipe & Tube - 0.1%
Mueller Water Products, Cl A         2,500            35
Mueller Water Products, Cl B         1,569            21
TMK GDR 144A*                        1,400            48
Total Steel Pipe & Tube                               104
Steel-Producers - 0.1%
Nucor                                1,700            110
Total Steel-Producers                                 110

Description                                  Shares            Value (000)
Steel-Specialty - 0.0%
Allegheny Technologies                       586      $        61
Total Steel-Specialty                                          61
Super-Regional Banks-US - 0.5%
Bank of America                              4,876             256
Capital One Financial                        2,148             173
Wells Fargo                                  6,811             245
Total Super-Regional Banks-US                                  674
Telecommunications Equipment - 0.2%
Andrew*                                      1,850             19
CommScope*                                   2,200             71
Plantronics                                  4,470             88
Tollgrade Communications*                    4,440             45
Total Telecommunications Equipment                             223
Telecommunications Services - 0.4%
Amdocs*                                      5,340             185
Cbeyond*                                     975               29
Global Crossing*                             790               20
Mastec*                                      3,750             42
Orascom Telecom Holding GDR                  700               48
Orbcomm*                                     1,900             23
Time Warner Telecom, Cl A*                   6,300             147
Total Telecommunications Services                              494
Telephone-Integrated - 0.6%
AT&T                                         11,823            445
General Communication, Cl A*                 2,400             37
IDT, Cl B*                                   2,960             40
Philippine Long Distance Telephone ADR       1,400             74
Verizon Communications                       7,726             297
Total Telephone-Integrated                                     893
Television - 0.0%
Sinclair Broadcast Group, Cl A               4,185             49
Total Television                                               49
Therapeutics - 0.4%
CV Therapeutics*                             2,130             29
Gilead Sciences*                             6,485             417
Medicines*                                   1,380             42
Theravance*                                  520               18
Total Therapeutics                                             506
Tobacco - 0.7%
Altria Group                                 6,160             538
Imperial Tobacco Group ADR                   4,031             328
Reynolds American                            47                3
UST                                          3,054             176
Total Tobacco                                                  1,045

Description                                  Shares            Value (000)
Tools-Hand Held - 0.1%
Stanley Works                                3,630    $        208
Total Tools-Hand Held                                          208
Toys - 0.1%
Mattel                                       3,884             95
Total Toys                                                     95
Transactional Software - 0.1%
Innerworkings*                               1,886             24
Transaction Systems Architects*              1,080             39
VeriFone Holdings*                           600               24
Total Transactional Software                                   87
Transport-Equipment & Leasing - 0.1%
GATX                                         1,220             55
Greenbrier                                   750               22
Total Transport-Equipment & Leasing                            77
Transport-Marine - 0.0%
American Commercial Lines*                   300               21
Total Transport-Marine                                         21
Transport-Rail - 0.4%
Burlington Northern Santa Fe                 2,248             181
Canadian Pacific Railway                     3,200             175
CSX                                          5,000             184
Total Transport-Rail                                           540
Transport-Services - 0.1%
FedEx                                        998               110
UTI Worldwide                                2,280             70
Total Transport-Services                                       180
Transport-Truck - 0.1%
Forward Air                                  1,300             41
Heartland Express                            2,400             40
Knight Transportation                        1,900             36
Landstar Systems                             800               34
Total Transport-Truck                                          151
Veterinary Diagnostics - 0.0%
VCA Antech*                                  1,240             42
Total Veterinary Diagnostics                                   42
Vitamins & Nutrition Products - 0.1%
Herbalife*                                   2,065             68
Total Vitamins & Nutrition Products                            68
Water - 0.1%
California Water Service Group               1,400             56
Consolidated Water                           1,600             42
Total Water                                                    98

Description                          Shares           Value (000)
Web Hosting/Design - 0.0%
Equinix*                             375     $        32
Total Web Hosting/Design                              32
Web Portals/ISP - 0.5%
Google, Cl A*                        995              499
Yahoo!*                              9,350            265
Total Web Portals/ISP                                 764
Wireless Equipment - 0.7%
American Tower, Cl A*                16,280           648
Nokia ADR                            9,833            217
Powerwave Technologies*              1,970            12
Qualcomm                             7,035            264
Total Wireless Equipment                              1,141
Wound, Burn & Skin Care - 0.0%
Obagi Medical Products*              1,481            20
Total Wound, Burn & Skin Care                         20
X-Ray Equipment - 0.0%
Hologic*                             320              18
Total X-Ray Equipment                                 18
Total Common Stock (Cost $57,014)                     65,898
Foreign Common Stock - 13.3%
Australia - 1.0%
Caltex Australia                     1,806            31
Commonwealth Bank of Australia       2,059            80
Insurance Australia Group            14,095           71
Leighton Holdings                    3,937            68
MacArthur Coal                       900              4
QBE Insurance Group                  21,319           513
Rio Tinto                            2,351            141
Santos                               35,488           258
Zinifex                              20,931           271
Total Australia                                       1,437
Austria - 0.1%
Andritz                              200              43
Telekom Austria                      500              14
Wiener Staedtische Versicherung      972              71
Total Austria                                         128
Belgium - 0.4%
Belgacom                             200              9
Delhaize Group                       159              13
Dexia                                8,102            241
Fortis                               5,574            235
Total Belgium                                         498

SCHEDULE OF INVESTMENTS

AS OF JANUARY 31, 2007 (UNAUDITED)

Description                          Shares           Value (000)
Bermuda - 0.0%
Catlin Group                         1,606   $        16
Total Bermuda                                         16
Brazil - 0.1%
Gafisa*                              4,800            70
Porto Seguro                         1,700            56
Total Brazil                                          126
Canada - 0.3%
Canadian Imperial Bank of Commerce   3,100            266
Gerdau Ameristeel                    500              5
IPSCO                                1,269            128
Teck Cominco, Cl B                   600              44
TELUS                                800              37
Total Canada                                          480
China - 0.1%
China Communications
Construction, Cl H*                  66,000           75
Industrial & Commercial
Bank of China, Cl H*                 74,000           43
Total China                                           118
Denmark - 0.2%
DSV                                  37               6
Jyske Bank*                          1,900            148
Sydbank                              1,150            59
Topdanmark*                          275              50
Total Denmark                                         263
Finland - 0.1%
Metso                                1,505            80
Outokumpu                            1,467            59
Rautaruukki                          800              32
Total Finland                                         171
France - 0.8%
Air France-KLM                       8,442            380
BNP Paribas                          3,156            353
CNP Assurances                       845              97
France Telecom                       1,181            33
Lafarge                              70               11
Societe Generale                     215              38
Total                                924              63
Vivendi                              3,996            165
Total France                                          1,140
Germany - 1.1%
Air Berlin*                          1,261            26
Allianz SE                           1,736            348
Balda                                129              2

Description                                  Shares            Value (000)
Germany - continued
Commerzbank                                  230      $        10
Deutsche Boerse                              498               105
Deutsche Lufthansa                           2,286             64
E.ON                                         155               21
Heidelberger Druckmaschinen                  1,634             69
Koenig & Bauer                               912               35
MAN                                          2,738             290
Muenchener Rueckversicherungs                1,009             160
Salzgitter                                   1,713             220
ThyssenKrupp                                 3,753             179
Total Germany                                                  1,529
Hong Kong - 0.5%
ASM Pacific Technology                       1,948             12
China Everbright International               156,000           30
China Resources Enterprise                   24,000            75
CNOOC                                        123,000           105
Esprit Holdings                              5,000             51
Hong Kong Exchanges and Clearing             29,000            317
Kingdee International Software Group         90,000            49
Lee & Man Paper Manufacturing                18,000            43
Orient Overseas International                2,200             15
Television Broadcasts                        6,000             41
Vtech Holdings                               3,326             20
Total Hong Kong                                                758
Indonesia - 0.2%
Bank Niaga                                   576,000           57
Bank Rakyat Indonesia                        114,000           67
Ciputra Development*                         627,000           55
Astra International                          31,000            51
Ramayana Lestari Sentosa                     660,000           63
Total Indonesia                                                293
Italy - 0.5%
ENI                                          15,980            515
Fondiaria-Sai                                978               44
Milano Assicurazioni                         8,780             70
Total Italy                                                    629
Japan - 2.1%
ABILIT                                       900               4
Bosch                                        1,034             5
Brother                                      6,000             84
Canon                                        9,600             507
Central Japan Railway                        39                419
Century Leasing System                       900               13
Chiba Bank                                   2,000             18
Daiichikosho                                 1,500             18
Fuji Heavy Industries                        17,000            89
Fujikura                                     4,000             35

Description                          Shares           Value (000)
Japan - continued
Haseko*                              1,500   $        6
IBJ Leasing                          300              8
JFE Holdings                         4,800            267
JFE Shoji Holdings                   5,000            25
Mori Seiki                           1,200            26
Nippon Oil                           5,000            34
Nippon Steel Trading                 4,000            13
Nissan Diesel Motor                  12,000           43
Pacific Metals                       3,000            35
SBI Holdings                         93               36
Seiko                                5,000            35
Sumitomo Metal Mining                26,000           341
Suzuki Motor                         10,400           300
Tokyo Electron                       18               1
Tokyo Tekko                          3,000            26
Toshiba TEC                          2,000            10
Towa Real Estate Development*        6,000            30
Toyota Boshoku                       9,100            192
West Japan Railway                   23               103
Yamaha Motor                         4,700            146
Yamato Kogyo                         2,300            61
Yamazen                              2,000            13
Total Japan                                           2,943
Malaysia - 0.0%
SP Setia                             32,000           55
Total Malaysia                                        55
Mexico - 0.1%
GEO SA de CV, Ser B*                 24,000           127
Total Mexico                                          127
Netherlands - 0.9%
ABN AMRO Holding                     135              4
Akzo Nobel                           73               5
Heineken                             1,281            65
ING Groep                            11,609           510
Royal Dutch Shell, Cl A              18,069           613
Koninklijke (Royal) KPN              1,216            17
Total Netherlands                                     1,214
New Zealand - 0.2%
Air New Zealand                      142,647          196
Telecom Corp of New Zealand          11,886           41
Total New Zealand                                     237
Norway - 0.1%
Statoil                              4,800            129
Tandberg                             3,200            54
Total Norway                                          183

Description                          Shares           Value (000)
Philippines - 0.2%
Ayala                                4,400   $        57
Bank of the Philippine Islands       35,000           52
Jollibee Foods                       53,000           47
Universal Robina                     175,000          68
Total Philippines                                     224
Russia - 0.1%
Sberbank                             25               83
Total Russia                                          83
Singapore - 0.3%
Oversea-Chinese Banking              18,000           93
Rotary Engineering                   267,000          142
Singapore Airlines                   8,000            92
Singapore Telecommunications         46,550           107
United Test and Assembly Center*     8,000            4
Total Singapore                                       438
South Africa - 0.1%
Standard Bank Group                  3,200            44
Truworths International              18,000           86
Total South Africa                                    130
South Korea - 0.3%
Daegu Bank                           6,800            113
Hyundai Motor                        1,300            93
Korea Investment Holdings            1,010            44
Lotte Shopping                       160              62
MegaStudy*                           350              48
NHN*                                 240              32
Total South Korea                                     392
Spain - 0.9%
Acciona                              611              126
Banco Santander Central Hispano      32,766           623
Fomento de Construcciones y
Contratas                            1,202            126
Telefonica                           16,273           357
Total Spain                                           1,232
Sweden - 0.4%
JM                                   5,068            137
Nordea Bank                          31,000           486
Total Sweden                                          623
Switzerland - 0.4%
Zurich Financial Services            2,048            553
Total Switzerland                                     553

SCHEDULE OF INVESTMENTS

AS OF JANUARY 31, 2007 (UNAUDITED)

Description                          Shares                    Value (000)
Thailand - 0.1%
Amata                                68,000           $        20
Bangkok Bank                         34,000                    111
Italian-Thai Development             370,000                   44
Total Thailand                                                 175
Turkey - 0.0%
Asya Katilim Bankasi*                6,000                     28
Total Turkey                                                   28
United Kingdom - 1.7%
Antofagasta                          46,424                    428
Ashtead                              6,039                     21
AstraZeneca                          4,935                     276
Aviva                                300                       5
BHP Billiton                         4,211                     79
British Airways*                     6,354                     67
British Energy Group*                10,394                    90
BT Group                             19,779                    120
CSR*                                 604                       8
Hays                                 12,193                    38
HBOS                                 11,240                    246
HSBC Holdings                        900                       16
International Power                  7,500                     53
J. Sainsbury                         27,265                    233
Kazakhmys                            3,354                     70
Lavendon Group                       2,044                     15
Marks & Spencer Group                7,574                     101
Michael Page International           5,146                     48
Next                                 527                       20
Resolution                           5,510                     71
Royal Dutch Shell, Cl B              4,999                     168
SABMiller                            3,000                     68
Sage Group                           687                       4
Scottish & Southern Energy           3,100                     91
Shire                                400                       8
Sportingbet                          17,204                    12
Standard Chartered                   1,099                     32
Tate & Lyle                          1,914                     22
Tesco                                1,784                     15
Ultra Electronics Holdings           700                       16
Total United Kingdom                                           2,441
Total Foreign Common Stock (Cost $15,249)                      18,664
Foreign Preferred Stock - 0.2%
Germany - 0.2%
Porsche                              224                       284
ProSiebenSat.1 Media                 1,181                     40
Total Germany                                                  324
Total Foreign Preferred Stock (Cost $267)                      324

                                             Shares/Face
Description                                  Amount (000)           Value (000)
Investment Company - 0.2%
Index Fund-Midcap - 0.1%
iShares Russell Midcap Value Index Fund      500               $    75
Total Index Fund-Midcap                                             75
Index Fund-Small Cap - 0.1%
iShares Russell 2000 Growth Index Fund       490                    39
iShares S&P SmallCap 600/BARRA
Value Index Fund                             2,800                  217
Total Index Fund-Small Cap                                          256
Total Investment Company (Cost $314)                                331
U.S. Government Agency Obligations - 10.1%
Federal Home Loan Bank,
Callable: 11/03/08 @ 100.00,
5.250%, 11/03/09                             $ 750                  749
Callable: 10/16/08 @ 100.00,
5.000%, 10/16/09                             260                    258
Federal Home Loan Mortgage
6.500%, 04/01/35                             12                     12
6.000%, 11/01/36                             1,656                  1,663
6.000%, 12/01/36                             50                     50
6.000%, 08/01/29                             30                     30
5.910%, 12/01/36 (A)                         515                    520
5.875%, 03/21/11                             40                     41
5.870%, 01/01/37 (A)                         650                    656
5.500%, 09/01/17                             72                     71
5.500%, 09/01/19                             68                     67
5.500%, 08/01/20                             413                    412
5.500%, 02/01/21                             230                    228
5.500%, 02/01/21                             13                     13
5.500%, 09/01/21                             216                    215
5.500%, 10/01/34                             85                     83
5.500%, 01/01/35                             38                     38
5.500%, 02/01/35                             232                    229
5.500%, 03/01/35                             79                     78
5.500%, 06/01/35                             431                    424
Callable: 02/24/09 @ 100.00,
5.250%, 02/24/11                             325                    324
5.000%, 07/01/21                             644                    630
Federal National Mortgage Association
6.500%, 03/01/35                             256                    261
6.500%, 05/01/36                             294                    299
6.500%, 05/01/36                             576                    586
6.500%, 05/01/36                             70                     72
6.250%, 02/01/11                             400                    414
6.000%, 01/01/29                             86                     86
6.000%, 07/01/36                             250                    251
6.000%, 07/01/36                             297                    298
6.000%, 08/01/36                             42                     42
6.000%, 11/01/36                             618                    620
6.000%, 12/01/36                             239                    240

                                     Face
Description                          Amount (000)              Value (000)
Federal National Mortgage Association - continued
5.500%, 03/01/20                     $ 82             $        82
5.500%, 04/01/21                     45                        45
5.500%, 05/01/21                     55                        55
5.500%, 03/01/35                     235                       231
5.500%, 06/01/35                     296                       291
5.500%, 07/01/35                     417                       410
5.500%, 09/01/35                     16                        16
5.500%, 10/01/35                     13                        13
5.500%, 12/01/35                     1,301                     1,281
5.500%, 01/01/36                     299                       294
5.500%, 03/01/36                     311                       306
5.500%, 04/01/36                     172                       169
5.500%, 11/01/36                     216                       213
5.125%, 01/02/14                     95                        94
5.000%, 08/01/34 (A)                 222                       222
5.000%, 05/01/36                     279                       268
4.500%, 09/01/35                     365                       340
Total U.S. Government Agency
Obligations (Cost $14,320)                                     14,290
Corporate Bonds - 10.3%
Abbott Laboratories
5.600%, 05/15/11                     245                       248
Advanta Capital Trust, Ser B,
Callable: 03/09/07 @ 104.50
8.990%, 12/17/26                     119                       121
Ahern Rentals 144A,
Callable: 08/15/09 @ 104.63
9.250%, 08/15/13                     211                       220
Allegheny Energy Supply 144A
8.250%, 04/15/12                     50                        54
Allied Waste North America, Ser B
8.500%, 12/01/08                     150                       156
America Movil
6.375%, 03/01/35                     25                        24
American General Finance, Ser G MTN
5.375%, 09/01/09                     90                        90
Ameriprise Financial
5.350%, 11/15/10                     85                        85
Amerisourcebergen
5.875%, 09/15/15                     100                       96
Amgen
4.000%, 11/18/09                     40                        39
AOL Time Warner
7.700%, 05/01/32                     60                        68
6.875%, 05/01/12                     130                       137
Appalachian Power
5.550%, 04/01/11                     110                       110
Aramark 144A, Callable:
02/01/09 @ 102.00 (A)
8.860%, 02/01/15                     105                       107
AT&T Wireless
8.750%, 03/01/31                     75                        97
7.875%, 03/01/11                     90                        98

                                             Face
Description                                  Amount (000)       Value (000)
Corporate Bonds - continued
Bank of America
5.375%, 08/15/11                             $ 275             $276
Bank One
5.900%, 11/15/11                             80                 82
5.250%, 01/30/13                             145                143
Baxter
5.900%, 09/01/16                             60                 61
Beazer Homes USA,
Callable: 04/15/07 @ 104.19
8.375%, 04/15/12                             60                 62
Canadian National Railway
5.800%, 06/01/16                             125                127
Canadian Natural Resources
6.000%, 08/15/16                             190                190
Cascades, Callable: 02/15/08 @ 103.63
7.250%, 02/15/13                             211                212
Caterpillar
6.050%, 08/15/36                             35                 36
Caterpillar Financial Services
5.050%, 12/01/10                             150                149
Chesapeake Energy
6.500%, 08/15/17                             150                143
ChevronTexaco
3.500%, 09/17/07                             220                219
Chubb
4.934%, 11/16/07                             90                 90
Cisco Systems
5.500%, 02/22/16                             70                 70
5.250%, 02/22/11                             260                260
Citigroup
5.100%, 09/29/11                             230                228
Columbus Southern Power, Ser C
5.500%, 03/01/13                             80                 80
Comcast
5.900%, 03/15/16                             160                161
5.875%, 02/15/18                             40                 40
5.300%, 01/15/14                             60                 59
ConocoPhillips Canada
5.626%, 10/15/16 (C)                         150                150
Cosan Finance 144A
7.000%, 02/01/17                             100                98
CRH America
6.000%, 09/30/16                             35                 35
DaimlerChrysler
4.750%, 01/15/08                             160                159
Deluxe, Ser B
3.500%, 10/01/07                             197                193
Denbury Resources,
Callable: 04/01/08 @ 103.75
7.500%, 04/01/13                             153                153
Deutsche Telekom
8.000%, 06/15/10                             240                258

SCHEDULE OF INVESTMENTS

AS OF JANUARY 31, 2007 (UNAUDITED)

                                     Face
Description                          Amount (000)              Value (000)
Corporate Bonds - continued
Dominion Resources, Ser A
5.600%, 11/15/16                     $ 35             $        35
Echostar DBS
7.125%, 02/01/16                     200                       201
Enbridge Energy Partners
5.875%, 12/15/16                     40                        40
ERP Operating
5.125%, 03/15/16                     75                        72
FedEx
5.500%, 08/15/09                     60                        60
Ford Motor Credit
7.375%, 10/28/09                     200                       201
FPL Group Capital
5.625%, 09/01/11                     280                       282
FTI Consulting, 144A,
Callable: 10/01/11 @ 103.88
7.750%, 10/01/16                     200                       206
General Cable,
Callable: 11/15/07 @ 104.75
9.500%, 11/15/10                     100                       105
General Electric Capital MTN,
Callable: 01/22/09 @ 100.00
5.720%, 08/22/11                     130                       130
General Electric Capital, Ser A MTN
4.375%, 03/03/12                     90                        86
General Motors Acceptance
7.000%, 02/01/12                     210                       214
Gregg Appliances,
Callable: 02/01/09 @ 104.50
9.000%, 02/01/13                     150                       150
Hartford Financial Services Group
5.663%, 11/16/08                     75                        75
HSBC Finance
6.375%, 10/15/11                     200                       208
Intelsat (A)
10.252%, 01/15/12                    100                       101
J.C. Penney,
Callable: 04/01/07 @ 102.84
8.125%, 04/01/27                     50                        51
John Deere Capital
5.400%, 10/17/11                     60                        60
John Deere Capital, Ser D MTN
4.400%, 07/15/09                     155                       151
K. Hovnanian Enterprises
6.250%, 01/15/16                     50                        47
K. Hovnanian,
Callable: 04/01/07 @ 104.44
8.875%, 04/01/12                     150                       153

                                             Face
Description                                  Amount (000)         Value (000)
Corporate Bonds - continued
Kansas City Southern
9.500%, 10/01/08                             $ 89              $  93
Lockheed Martin
7.200%, 05/01/36                             40                   47
Masco
6.125%, 10/03/16                             35                   35
Mastec 144A,
Callable: 02/01/12 @ 103.82
7.625%, 02/01/17                             100                  100
Merrill Lynch
5.450%, 07/15/14                             145                  145
Metlife
5.375%, 12/15/12                             60                   60
5.000%, 06/15/15                             145                  140
MGM Mirage
6.625%, 07/15/15                             45                   43
5.875%, 02/27/14                             55                   51
Midamerican Energy Holdings
5.875%, 10/01/12                             240                  244
Morgan Stanley
4.000%, 01/15/10                             115                  111
Motorola
8.000%, 11/01/11                             50                   55
Neenah Paper,
Callable: 11/15/09 @ 103.69
7.375%, 11/15/14                             52                   50
Nextel Communications, Ser E,
Callable: 10/31/08 @ 103.44
6.875%, 10/31/13                             135                  137
Norampac, Callable: 06/01/08 @ 103.38
6.750%, 06/01/13                             211                  205
Omnicare, Callable: 12/15/09 @ 103.38
6.750%, 12/15/13                             50                   49
Open Solutions 144A,
Callable: 02/01/11 @ 104.88
9.750%, 02/01/15                             105                  107
Pemex Project
8.500%, 02/15/08                             185                  190
PNC Funding
4.200%, 03/10/08                             70                   69
Prologis Trust
7.100%, 04/15/08                             35                   35
Prudential Financial MTN
3.750%, 05/01/08                             45                   44
Prudential Financial, Ser B MTN
5.100%, 09/20/14                             40                   39
PSE&G Power
7.750%, 04/15/11                             120                  130
6.950%, 06/01/12                             60                   64
PSI Energy
6.050%, 06/15/16                             45                   46

                                     Face
Description                          Amount (000)     Value (000)
Corporate Bonds - continued
Puget Sound Energy
6.274%, 03/15/37                     $ 40             $ 40
Quebecor World 144A,
Callable: 01/15/11 @ 104.88
9.750%, 01/15/15                     150              157
Qwest
8.875%, 03/15/12                     100              111
7.500%, 10/01/14                     100              106
R.H. Donelley, Callable: 01/15/11 @ 104.44
8.875%, 01/15/16                     106              111
Rental Service 144A,
Callable: 12/01/10 @ 104.75
9.500%, 12/01/14                     145              151
Residential Capital 144A,
Callable: 04/17/07 @ 100.00 (A)
7.204%, 04/17/09                     170              171
Rogers Cable
6.750%, 03/15/15                     30               31
Rogers Wireless,
Callable: 12/15/08 @ 104.00
8.000%, 12/15/12                     160              168
Sbarro 144A,
Callable: 02/01/10 @ 107.78
10.375%, 02/01/15                    100              102
SBC Communications
5.100%, 09/15/14                     170              164
Schering-Plough
6.750%, 12/01/33                     85               92
5.550%, 12/01/13                     165              164
Shell International
5.625%, 06/27/11                     120              122
Simon Property Group,
Callable: 12/02/11 @ 100.00
5.000%, 03/01/12                     50               49
SLM
5.450%, 04/25/11                     260              260
Southern Power, Ser B
6.250%, 07/15/12                     75               77
Stater Brothers Holdings,
Callable: 06/15/08 @ 104.06
8.125%, 06/15/12                     50               51
Telecom Italia Capital
4.000%, 11/15/08                     240              234
TFM, Callable: 05/01/09 @ 104.69
9.375%, 05/01/12                     50               53
Town Sports International,
Callable: 04/15/07 @ 104.81
9.625%, 04/15/11                     26               27
Toys R Us
7.875%, 04/15/13                     50               46

                                             Face
Description                                  Amount (000)          Value (000)
Corporate Bonds - continued
Transdigm 144A,
Callable: 07/15/09 @ 105.81
7.750%, 07/15/14                             $ 210             $   214
Turanalem Finance 144A
8.250%, 01/22/37                             200                   201
Union Pacific
3.875%, 02/15/09                             285                   277
Uno Restaurant 144A,
Callable: 02/15/08 @ 110.00
10.000%, 02/15/11                            25                    21
Wachovia MTN
5.700%, 08/01/13                             185                   188
Wal-Mart Stores
4.550%, 05/01/13                             75                    72
Washington Mutual Financial
6.875%, 05/15/11                             55                    58
Weyerhaeuser
5.950%, 11/01/08                             20                    20
Wyeth
5.500%, 02/01/14                             80                    80
Xcel Energy
7.000%, 12/01/10                             230                   242
Xerox Capital Trust I,
Callable: 02/01/07 @ 102.45
8.000%, 02/01/27                             174                   177
Total Corporate Bonds (Cost $14,425)                               14,438
U.S. Treasury Obligations - 10.1%
U.S. Treasury Bonds
5.375%, 02/15/31                             855                   902
4.875%, 05/31/08                             85                    85
4.875%, 07/31/11                             1,465                 1,468
4.500%, 02/15/36                             1,685                 1,575
3.375%, 09/15/09                             760                   732
U.S. Treasury Notes
4.875%, 08/15/09                             585                   585
4.750%, 05/15/14                             870                   866
4.625%, 11/15/09                             700                   695
4.625%, 11/15/16                             1,845                 1,816
4.500%, 11/30/11                             2,110                 2,081
3.875%, 07/31/07                             260                   258
3.875%, 07/15/10                             3,252                 3,158
Total U.S. Treasury Obligations (Cost $14,398)                     14,221
Foreign Bonds - 1.0%
Canadian Government (CAD)
5.750%, 06/01/33                             120                   126
5.250%, 06/01/13                             139                   125
Citigroup (JPY)
2.400%, 10/31/25                             8,000                 64

OLD MUTUAL ASSET ALLOCATION BALANCED PORTFOLIO - concluded

SCHEDULE OF INVESTMENTS

AS OF JANUARY 31, 2007 (UNAUDITED)

                                     Face
Description                          Amount (000)              Value (000)
Foreign Bonds - continued
Deutschland Republic, Ser 05 (EUR)
5.000%, 07/04/12                     90               $        123
3.750%, 01/04/15                     91                        116
3.750%, 07/14/13                     199                       255
3.500%, 01/04/16                     110                       137
Netherlands Government (EUR)
4.250%, 07/15/13                     95                        125
United Kingdom Gilt (GBP)
4.000%, 09/07/16                     220                       400
Total Foreign Bonds (Cost $1,458)                              1,471
Mortgage Related - 2.8%
Banc of America Mortgage, CMO,
4.777%, 05/25/35                     $ 315                     310
Banc of America Mortgage, CMO,
Ser 2004-8, Cl 3A1
5.250%, 10/25/19                     435                       430
Bear Stearns, CMBS,
Ser 2004-PWR5, Cl A4
4.831%, 07/11/42                     145                       140
Bear Stearns, CMBS,
Ser 2006-PW13, Cl A4
5.540%, 09/11/41                     325                       325
Bear Stearns, CMBS,
Ser 2006-T22, Cl A2
5.467%, 04/12/38                     260                       261
Bear Stearns, CMBS,
Ser 2005-T20, Cl A2
5.127%, 10/12/42                     220                       218
Chase Mortgage Finance, CMO,
Ser 2004-S1, Cl A3
5.500%, 02/25/19                     13                        13
Chase Mortgage Finance, CMO,
Ser 2006-A1, Cl 2A2
6.100%, 09/25/36                     400                       398
Chase Mortgage Finance, CMO,
Ser 2006-A1, Cl 4A1
6.072%, 09/25/36                     335                       334
Citigroup, CMBS,
Ser 2004-C2, Cl A3
4.380%, 10/15/41                     270                       259
Countrywide Home Loans, CMO,
Ser 2005-HYB8, Cl 2A1
5.320%, 12/20/35                     217                       216
JPMorgan Chase, CMBS,
Ser 2004-CBX, Cl A4
4.529%, 01/12/37                     70                        67

                                             Face Amount
Description                                  (000)/Shares         Value (000)
Mortgage Related - continued
JPMorgan Chase, CMBS,
Ser 2005-LDP1, Cl A2
4.625%, 03/15/46                             $ 150             $  147
JPMorgan Mortgage Trust, CMO,
Ser 2006-A, Cl 3A2
5.994%, 06/25/36                             105                  105
Prime Mortgage Trust, CMO,
Ser 2005-2, Cl 1A3
5.250%, 07/25/20                             337                  334
Wells Fargo, CMO,
Ser 2006-11, Cl A8
6.000%, 09/25/36                             312                  310
Total Mortgage Related (Cost $3,893)                              3,867
Asset-Backed Securities - 0.0%
Home Equity Loans - 0.0%
Residential Asset Mortgage Program,
Ser 2004-RS12, Cl AI2
3.767%, 02/25/27                             3                    3
Total Asset-Backed Securities (Cost $3)                           3
Repurchase Agreement - 4.4%
Deutsche Bank 5.22%, dated 01/31/07, to be
repurchased on 02/01/07, repurchase
price $6,211,444 (collateralized by a
U.S. Government obligation, par value
$6,401,000, 0.00%, 04/13/07; total
market value $6,335,710) (D)                 6,211                6,211
Total Repurchase Agreement (Cost $6,211)                          6,211
Warrants - 0.2%
Amorepacific 144A,
expires 06/16/09*                            5,600                43
Asian Paints 144A, expires 06/15/09*         3,600                58
IVRCL Infrastructures & Projects 144A,
expires 11/17/08*                            4,800                44
Nicholas Piramal India 144A,
expires 10/26/09*                            12,800               75
TXC 144A, expires 01/27/12*                  29,000               49
Total Warrants (Cost $239)                                        269
Total Investments - 99.4% (Cost $127,791)                         139,987
Other Assets and Liabilities, Net - 0.6%                          783
Total Net Assets - 100.0%                                      $  140,770

As of January 31, 2007, the Fund had the following forward foreign currency contracts outstanding:

                                                                Unrealized
Settlement                                                      Appreciation/
Date             Currency to Deliver     Currency to Receive    (Depreciation)
------------     --------------------    -------------------- --------------
03/14/2007       EUR      (163,975)      AUD      270,000     $ (4,682)
03/14/2007       GBP      (138,105)      AUD      345,963       (2,956)
03/14/2007       EUR      (21,837)       CAD      33,040        (396)
03/14/2007       EUR      (100,077)      DKK      746,170       (15)
03/14/2007       AUD      (62,285)       EUR      36,833        (217)
03/14/2007       GBP      (248,102)      EUR      371,192       (2,709)
03/14/2007       NOK      (1,245,930)    EUR      150,000       (4,218)
03/14/2007       EUR      (516,034)      JPY      78,695,141    (17,932)
03/14/2007       EUR      (114,916)      NOK      938,518       662
03/14/2007       EUR      (110,778)      SEK      999,229       (420)
03/14/2007       AUD      (262,563)      USD      206,900       3,264
03/14/2007       NZD      (90,280)       USD      60,000        (2,016)
03/14/2007       SEK      (582,027)      USD      86,226        2,227
03/14/2007       USD      (40,877)       CAD      46,580        (1,241)
03/14/2007       USD      (129,943)      DKK      728,072       (2,467)
03/14/2007       USD      (3,386,511)    EUR      2,539,454     (71,000)
03/14/2007       USD      (735,382)      GBP      371,894       (4,886)
03/14/2007       USD      (1,037,857)    JPY      118,606,057   (51,048)
03/14/2007       USD      (69,397)       NOK      423,991       (1,318)
03/14/2007       USD      (62,451)       NZD      91,476        387
TOTAL                                                          $(160,981)

For descriptions of abbreviations and footnotes, please refer to page 129.

The accompanying notes are an integral part of the financial statements.

OLD MUTUAL ASSET ALLOCATION MODERATE GROWTH PORTFOLIO

MARKET OVERVIEW (UNAUDITED)

Strategic Asset Allocation Consultant: Ibbotson Associates Advisors, LLC

Performance Highlights

o For the six-month period ended January 31, 2007, the Old Mutual Asset Allocation Moderate Growth Portfolio's Class A shares gained 12.01% at net asset value, while the S&P 1500 Index returned 13.64% and the Lehman Brothers U.S. Aggregate Index returned 3.65%.

o Acadian Asset Management, Inc.'s international equity mandate, the emerging markets equity mandate sub-advised by Clay Finlay Inc. and Provident Investment Counsel, Inc.'s large-cap growth mandate outperformed their respective benchmarks and enhanced performance during the period under review.

o Detracting from relative performance were Analytic Investors, Inc.'s large-cap blend mandate, Provident Investment Counsel, Inc.'s mid-cap growth mandate and the small-cap value mandates sub-advised by Thomson Horstmann & Bryant, Inc. and Thompson, Siegel & Walmsley, Inc.


Q. How did the Fund perform relative to its benchmarks?

A. For the six-month period ended January 31, 2007, the Old Mutual Asset Allocation Moderate Growth Portfolio's (the "Fund") Class A shares gained 12.01% at net asset value, while the S&P 1500 Index returned 13.64% and the Lehman Brothers U.S. Aggregate Index returned 3.65%. Performance for all share classes can be found on page 48.

Q. What investment environment did the Fund face during the past six months?

A. All 13 asset classes used to construct the Old Mutual Asset Allocation Portfolios produced positive returns for the six-month period ended January 31, 2007. This happens less frequently than many investors might think. During the last 10 years (120 rolling six-month periods), for example, this has only happened 21 times, or 17.5% of the time. More remarkably, all nine equity benchmarks for the equity asset classes returned more than 10% during the period. This has only occurred in nine other six-month periods during the last 10 years.

Q. Which market factors influenced the Fund's relative performance?

A. When compared to the Fund's asset allocation peers with similar risk targets, the Fund is diversified in more asset classes. The Fund's diversification in emerging markets and real estate boosted relative performance during the period.

         The Fund's 3% allocation to international bonds was a drag on relative performance due to the fact that international bonds underperformed domestic fixed-income asset classes.

Q. How did portfolio composition affect Fund performance?

A. The Fund's long-term (strategic) asset class models contributed to performance relative to the benchmark during the period. Dynamic decisions to underweight real estate in favor of U.S. equities detracted from performance, however, due to continued strong performance in real estate.

         Acadian Asset Management, Inc.'s international equity mandate, the emerging markets equity mandate sub-advised by Clay Finlay Inc. and Provident Investment Counsel, Inc.'s ("Provident") large-cap growth mandate outperformed their respective benchmarks and enhanced performance during the period under review. NII Holdings (formerly known as Nextel International), a provider of cellular communication services in Latin America benefited the Fund's performance. Also contributing to performance were computer and peripheral manufacturer, Hewlett-Packard, and the second largest airline in Europe, Deutsche Lufthansa.

         Detracting from relative performance were Analytic Investors, Inc.'s large-cap blend mandate, Provident's mid-cap growth mandate and the small-cap value mandates sub- advised by Thomson Horstmann & Bryant, Inc. and Thompson, Siegel & Walmsley, Inc. Individual securities which detracted from relative performance included agricultural commodity and product firm, Archer-Daniels-Midland, software system manufacturer, Comverse Technology (no longer a Fund holding), and technology entertainment company specializing in large format films, IMAX (no longer a Fund holding).


Asset Allocation Moderate Growth Portfolio

Q. What is the investment outlook?

A. Ibbotson Associates Advisors, LLC ("Ibbotson") believes that a stable U.S. economy is the most likely near-term scenario. The Federal Reserve ("Fed") continues to examine the macroeconomic data, and Ibbotson believes that there is no rate cut in sight. Core inflation remains above the 2% target, while the job market has recently produced surprisingly solid numbers. These factors, together with wage data and recent Fed meeting minutes, suggest that the next movement of the Fed funds rate is not likely to occur in the near future and that it may be a rate increase.

         The persistent outperformance of U.S. small-cap stocks, which has traditionally displayed strong serial correlation, has started fading, potentially giving way to a phase of large-cap stock outperformance. Sales growth remains near 10% for U.S. large-caps and fell to (2)% for small-caps. Ibbotson notes that large-cap stocks can be less cyclical, and that the U.S. business cycle may be approaching a peak. For these reasons, Ibbotson has shifted a small amount of the Fund's allocation away from mid- and small-cap U.S. equities and into large-cap equities.


Top Ten Holdings
as of January 31, 2007
U.S. Treasury Note,
3.875%, 07/15/10            1.1%
U.S. Treasury Note,
4.500%, 11/30/11            1.0%
Royal Dutch Shell, Cl A     0.8%
NII Holdings                0.7%
Hewlett-Packard             0.7%
Pfizer                      0.7%
Banco Santander
Central Hispano             0.6%
ENI                         0.6%
Microsoft                   0.6%
U.S. Treasury Note,
4.625%, 11/15/16            0.6%
As a % of Total Fund
Investments                 7.4%

Asset Allocation
Moderate Growth Portfolio

OLD MUTUAL ASSET ALLOCATION

PERFORMANCE AND PORTFOLIO SUMMARY (UNAUDITED)

Average Annual Total Returns as of January 31, 2007

                                                               6 Month  1 Year   Since
                                             Inception Date    Return*  Return   Inception
Class A with front-end load                  9/30/04           5.54%    5.21%    11.33%
Class A without load                         9/30/04           12.01%   11.64%   14.19%
Class C with deferred sales load             9/30/04           10.55%   9.72%    13.35%
Class C without deferred sales load          9/30/04           11.55%   10.72%   13.35%
Class Z                                      12/09/05          12.18%   11.91%   14.88%
Institutional Class                          9/30/04           12.10%   11.91%   14.50%
S&P 1500 Index                               9/30/04           13.64%   13.71%   14.01%
Lehman Brothers U.S. Aggregate Index         9/30/04           3.65%    4.29%    3.28%

Past performance is not a guarantee of future results. Information about these performance results and the comparative indexes can be found on pages 1 and 2.
* Not annualized.

Fund Performance

                                                            Lehman
                                                            Brothers US
                                 Institutional  S&P 1500    Aggregate
   Date      Class A   Class C   Class          Index       Index
9/30/2004    $9,425    $10,000   $10,000        $10,000     $10,000
7/31/2005    $10,662   $11,245   $11,342        $11,359     $10,256
7/31/2006    $11,470   $12,009   $12,233        $11,954     $10,405
1/31/2007    $12,848   $13,396   $13,714        $13,585     $10,785


Past performance is not a guarantee of future results. The graph above compares an investment made in the Fund's Class A, C and Institutional shares on the inception date of 9/30/04 to an investment made in unmanaged securities indexes on that date. The performance of the Fund's Class A shares shown in the line graph takes into account the maximum initial sales charge. The Fund's performance in this chart and the performance table assumes reinvestment of dividends and capital gain distributions but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Asset Class Weightings as of January 31, 2007 - % of Total Fund Investments

Common Stock                                          61.1%
Foreign Common Stock                                  19.4%
U.S. Treasury Obligations                              5.2%
U.S. Government Agency Mortgage-Backed Obligations     5.0%
Corporate Bonds                                        3.7%
Repurchase Agreement                                   2.9%
Mortgage Related                                       1.4%
Foreign Bonds                                          0.6%
Foreign Preferred Stock                                0.2%
Warrants                                               0.2%
Commercial Mortgages                                   0.2%
Investment Companies                                   0.1%

SCHEDULE OF INVESTMENTS

AS OF JANUARY 31, 2007 (UNAUDITED)

Description                                  Shares            Value (000)
Common Stock - 60.9%
Advertising Services - 0.1%
Getty Images*                                1,270    $        63
Inventiv Health*                             2,150             75
Total Advertising Services                                     138
Aerospace/Defense - 1.4%
Aerovironment*                               430               10
Boeing                                       12,458            1,115
Empresa Brasileira de Aeronautica ADR        3,400             138
General Dynamics                             8,340             652
Rockwell Collins                             10,510            717
Teledyne Technologies*                       1,730             66
Total Aerospace/Defense                                        2,698
Aerospace/Defense-Equipment - 0.5%
Alliant Techsystems*                         4,050             328
BE Aerospace*                                7,080             211
Curtiss-Wright                               1,950             75
DRS Technologies                             3,000             166
Goodrich                                     2,045             100
Total Aerospace/Defense-Equipment                              880
Agricultural Chemicals - 0.7%
Agrium                                       9,200             319
CF Industries Holdings                       3,050             93
Monsanto                                     15,590            859
Total Agricultural Chemicals                                   1,271
Agricultural Operations - 0.1%
Archer-Daniels-Midland                       694               22
Tejon Ranch*                                 1,690             91
Total Agricultural Operations                                  113
Airlines - 0.2%
AMR*                                         6,600             244
Republic Airways Holdings*                   4,060             78
UAL*                                         1,130             49
Total Airlines                                                 371
Apparel Manufacturers - 0.0%
Carter's*                                    900               23
Total Apparel Manufacturers                                    23
Applications Software - 0.8%
American Reprographics*                      2,000             63
Citrix Systems*                              4,055             128
Microsoft                                    37,500            1,157
Nuance Communications*                       11,715            135
Satyam Computer Services ADR                 3,800             89
Total Applications Software                                    1,572

Description                                  Shares            Value (000)
Auction House/Art Dealer - 0.0%
Premier Exhibitions*                         1,900    $        19
Total Auction House/Art Dealer                                 19
Audio/Video Products - 0.1%
Harman International                         1,895             179
Total Audio/Video Products                                     179
Auto-Cars/Light Trucks - 0.0%
General Motors                               1,990             65
Total Auto-Cars/Light Trucks                                   65
Auto-Medium & Heavy Duty Trucks - 0.0%
Force Protection*                            1,090             20
Total Auto-Medium & Heavy Duty Trucks                          20
Auto/Truck Parts & Equipment-Original - 0.0%
Amerigon*                                    4,095             45
Total Auto/Truck Parts &
Equipment-Original                                             45
B2B/E-Commerce - 0.0%
webMethods*                                  4,450             33
Total B2B/E-Commerce                                           33
Beverages-Non-Alcoholic - 0.1%
Coca-Cola                                    5,690             272
Total Beverages-Non-Alcoholic                                  272
Brewery - 0.3%
Cia Cervecerias Unidas ADR                   5,000             150
Grupo Modelo, Cl C ADR                       1,600             87
Molson Coors Brewing, Cl B                   4,400             355
Total Brewery                                                  592
Broadcast Services/Programming - 0.2%
Clear Channel Communications                 143               5
Grupo Televisa ADR                           8,300             245
Nexstar Broadcasting Group, Cl A*            10,100            62
Total Broadcast Services/Programming                           312
Building Products-Cement/Aggregate - 0.1%
Martin Marietta Materials                    1,400             162
Total Building Products-
Cement/Aggregate                                               162
Building Products-Air & Heating - 0.0%
AAON                                         2,550             70
Total Building Products-Air & Heating                          70

OLD MUTUAL ASSET ALLOCATION

SCHEDULE OF INVESTMENTS

AS OF JANUARY 31, 2007 (UNAUDITED)

Description                                  Shares            Value (000)
Building Products-Light Fixtures - 0.2%
Genlyte Group*                               4,750    $        360
Total Building Products-Light Fixtures                         360
Building & Construction Products-Miscellaneous - 0.0%
NCI Building Systems*                        500               29
Total Building & Construction
Products-Miscellaneous                                         29
Building-Heavy Construction - 0.1%
Washington Group International*              4,200             240
Total Building-Heavy Construction                              240
Building-Mobile Home/Manufactured Housing - 0.1%
Williams Scotsman International*             5,210             105
Total Building-Mobile Home/
Manufactured Housing                                           105
Building-Residential/Commercial - 0.2%
DR Horton                                    2,620             76
Lennar, Cl A                                 1,185             64
Levitt, Cl A                                 7,830             111
Pulte Homes                                  2,140             74
Total Building-Residential/Commercial                          325
Cable TV - 0.1%
Comcast, Cl A*                               3,190             138
Mediacom Communications, Cl A*               14,965            119
Total Cable TV                                                 257
Casino Hotels - 0.4%
Harrah's Entertainment                       1,178             99
Melco PBL Entertainment ADR*                 140               3
MGM Mirage*                                  7,620             533
Total Casino Hotels                                            635
Casino Services - 0.1%
International Game Technology                4,525             197
Total Casino Services                                          197
Cellular Telecommunications - 0.9%
America Movil, Ser L ADR                     2,700             120
NII Holdings*                                19,075            1,408
Turkcell Iletisim Hizmet ADR                 12,218            176
Total Cellular Telecommunications                              1,704
Chemicals-Diversified - 0.4%
E.I. du Pont de Nemours                      11,010            546
Lyondell Chemical                            870               27
Nova Chemicals                               5,700             175
Olin                                         2,995             50
Total Chemicals-Diversified                                    798

Description                                  Shares            Value (000)
Chemicals-Specialty - 0.3%
Ashland                                      4,700    $        327
Hercules*                                    8,830             173
Terra Industries*                            7,800             111
Total Chemicals-Specialty                                      611
Circuit Boards - 0.0%
Park Electrochemical                         2,730             73
Total Circuit Boards                                           73
Coal - 0.2%
Arch Coal                                    1,250             37
Consol Energy                                6,700             231
Massey Energy                                2,290             54
Total Coal                                                     322
Commercial Banks Non-US - 0.2%
Banco Bradesco ADR                           3,500             142
ICICI Bank ADR                               2,400             106
Kazkommertsbank GDR*                         5,300             118
Total Commercial Banks Non-US                                  366
Commercial Banks-Central US - 0.3%
Bank Mutual                                  9,100             107
First Busey                                  2,200             52
Heartland Financial USA                      2,000             57
Independent Bank                             1,300             29
Irwin Financial                              4,050             89
MB Financial                                 3,150             116
Oak Hill Financial                           1,300             36
Old Second Bancorp                           2,000             58
Total Commercial Banks-Central US                              544
Commercial Banks-Eastern US - 0.1%
Independent Bank                             2,200             71
Signature Bank*                              2,130             71
Yardville National Bancorp                   1,750             66
Total Commercial Banks-Eastern US                              208
Commercial Banks-Southern US - 0.4%
Colonial BancGroup                           15,450            379
Compass Bancshares                           5,800             353
Eurobancshares*                              2,950             26
Oriental Financial Group                     3,800             49
Total Commercial Banks-Southern US                             807
Commercial Banks-Western US - 0.3%
AmericanWest Bancorp                         2,700             61
Centennial Bank Holdings*                    10,650            94
Community Bancorp*                           895               30
Glacier Bancorp                              2,250             53

Description                                  Shares            Value (000)
Commercial Banks-Western US - continued
ITLA Capital                                 1,700    $        103
Silver State Bancorp*                        1,900             49
Sterling Financial                           2,750             91
SVB Financial Group*                         2,340             109
Total Commercial Banks-Western US                              590
Commercial Services - 0.2%
Arbitron                                     2,430             113
ChoicePoint*                                 2,160             83
CoStar Group*                                825               39
ExlService Holdings*                         1,154             29
PeopleSupport*                               2,335             56
Providence Service*                          1,700             37
TeleTech Holdings*                           2,980             80
Total Commercial Services                                      437
Commercial Services-Finance - 0.1%
H&R Block                                    2,060             51
Western Union                                120               3
Wright Express*                              2,765             85
Total Commercial Services-Finance                              139
Communications Software - 0.0%
Avid Technology*                             1,150             43
Total Communications Software                                  43
Computer Aided Design - 0.0%
Parametric Technology*                       3,300             65
Total Computer Aided Design                                    65
Computer Services - 0.7%
Ceridian*                                    10,400            312
Cognizant Technology Solutions, Cl A*        10,165            867
Perot Systems, Cl A*                         9,080             148
Syntel                                       520               17
Unisys*                                      2,190             19
Total Computer Services                                        1,363
Computer Software - 0.0%
Double-Take Software*                        2,500             32
Total Computer Software                                        32
Computers - 1.5%
Apple*                                       11,730            1,006
Dell*                                        7,420             180
Hewlett-Packard                              30,618            1,325
International Business Machines              2,827             280
Rackable Systems*                            1,710             33
Total Computers                                                2,824

Description                                  Shares            Value (000)
Computers-Integrated Systems - 0.1%
Kronos*                                      1,050    $        40
NCR*                                         2,566             121
Total Computers-Integrated Systems                             161
Computers-Memory Devices - 0.4%
EMC*                                         18,890            264
Hutchinson Technology*                       1,850             41
Network Appliance*                           2,355             89
Seagate Technology                           10,800            293
SimpleTech*                                  7,350             80
Total Computers-Memory Devices                                 767
Computers-Peripheral Equipment - 0.0%
Logitech International*                      600               17
Total Computers-Peripheral Equipment                           17
Consulting Services - 0.2%
Advisory Board*                              1,300             73
Corporate Executive Board                    1,075             98
Forrester Research*                          1,100             31
Huron Consulting Group*                      850               44
LECG*                                        7,300             105
Total Consulting Services                                      351
Consumer Products-Miscellaneous - 0.0%
Clorox                                       1,274             83
Total Consumer Products-Miscellaneous                          83
Containers-Paper/Plastic - 0.2%
Sealed Air                                   5,250             346
Total Containers-Paper/Plastic                                 346
Cosmetics & Toiletries - 0.0%
Elizabeth Arden*                             1,250             24
Total Cosmetics & Toiletries                                   24
Cruise Lines - 0.2%
Carnival                                     7,014             362
Total Cruise Lines                                             362
Data Processing/Management - 0.2%
Automatic Data Processing                    5,950             284
Dun & Bradstreet                             425               36
Fair Isaac                                   970               39
NAVTEQ*                                      750               26
Total Data Processing/Management                               385
Diagnostic Equipment - 0.0%
Gen-Probe*                                   1,230             64
Total Diagnostic Equipment                                     64

OLD MUTUAL ASSET ALLOCATION

SCHEDULE OF INVESTMENTS

AS OF JANUARY 31, 2007 (UNAUDITED)

Description                                  Shares            Value (000)
Diagnostic Kits - 0.1%
Inverness Medical Innovations*               2,500    $        103
Quidel*                                      5,009             68
Total Diagnostic Kits                                          171
Dialysis Centers - 0.1%
DaVita*                                      1,035             57
Dialysis Corp of America*                    6,090             80
Total Dialysis Centers                                         137
Disposable Medical Products - 0.0%
C.R. Bard                                    1,110             92
Total Disposable Medical Products                              92
Distribution/Wholesale - 0.2%
Beacon Roofing Supply*                       3,630             76
Bell Microproducts*                          11,390            82
Fastenal                                     1,480             55
Owens & Minor                                1,700             57
Watsco                                       950               49
Total Distribution/Wholesale                                   319
Diversified Manufacturing Operations - 1.4%
3M                                           6,150             457
Dover                                        6,210             308
ESCO Technologies*                           4,661             223
General Electric                             16,850            607
Griffon*                                     1,100             28
Honeywell International                      7,720             353
Illinois Tool Works                          8,608             439
Trinity Industries                           282               11
Tyco International                           7,635             243
Total Diversified Manufacturing Operations                     2,669
Diversified Minerals - 0.1%
Cia Vale do Rio Doce ADR                     4,100             139
Total Diversified Minerals                                     139
Diversified Operations - 0.0%
Resource America, Cl A                       2,950             79
Walter Industries                            2,100             59
Total Diversified Operations                                   138
Drug Delivery Systems - 0.0%
Conor Medsystems*                            750               25
Noven Pharmaceuticals*                       1,300             35
Total Drug Delivery Systems                                    60
E-Commerce/Products - 0.0%
Submarino GDR 144A                           1,600             97
Total E-Commerce/Products                                      97

Description                                  Shares            Value (000)
E-Commerce/Services - 0.0%
Expedia*                                     3,996    $        86
Total E-Commerce/Services                                      86
E-Services/Consulting - 0.0%
Perficient*                                  1,024             21
Total E-Services/Consulting                                    21
Educational Software - 0.0%
Blackboard*                                  3,000             88
Total Educational Software                                     88
Electric Products-Miscellaneous - 0.1%
Emerson Electric                             5,842             263
Total Electric Products-Miscellaneous                          263
Electric-Generation - 0.0%
AES*                                         1,507             31
Total Electric-Generation                                      31
Electric-Integrated - 1.5%
Alliant Energy                               8,500             309
Centerpoint Energy                           27,000            466
Dominion Resources                           3,600             299
DTE Energy                                   8,700             404
Duke Energy                                  12,359            243
Entergy                                      5,271             489
OGE Energy                                   6,700             260
PPL                                          10,400            370
TXU                                          3,072             166
Total Electric-Integrated                                      3,006
Electronic Components-Miscellaneous - 0.2%
Benchmark Electronics*                       3,190             72
Flextronics International*                   5,475             64
Hon Hai GDR 144A                             12,750            174
Total Electronic Components-Miscellaneous                      310
Electronic Components-Semiconductors - 0.7%
Actel*                                       2,900             52
DSP Group*                                   7,790             163
International Rectifier*                     1,170             49
MEMC Electronic Materials*                   5,700             299
Micron Technology*                           4,114             53
Microsemi*                                   2,400             44
Nvidia*                                      8,508             261
PMC-Sierra*                                  4,970             31
QLogic*                                      7,145             131
Samsung Electronics GDR 144A                 580               176

Description                                  Shares            Value (000)
Electronic Components-Semiconductors - continued
Semtech*                                     4,865    $        66
Xilinx                                       3,155             77
Total Electronic Components-Semiconductors                     1,402
Electronic Design Automation - 0.1%
Comtech Group*                               1,500             25
Synplicity*                                  22,330            145
Total Electronic Design Automation                             170
Electronic Forms - 0.3%
Adobe Systems*                               16,175            629
Total Electronic Forms                                         629
Electronic Parts Distribution - 0.0%
Avnet*                                       1,630             51
Total Electronic Parts Distribution                            51
Electronics-Military - 0.1%
EDO                                          3,900             90
L-3 Communications Holdings                  2,000             165
Total Electronics-Military                                     255
Engineering/R&D Services - 0.2%
Fluor                                        2,261             187
Shaw Group*                                  1,850             62
Stanley*                                     1,900             31
URS*                                         2,100             90
Total Engineering/R&D Services                                 370
Enterprise Software/Services - 0.7%
BMC Software*                                6,900             237
Concur Technologies*                         1,950             29
Lawson Software*                             24,185            182
Open Text*                                   4,650             87
Oracle*                                      26,490            455
Sybase*                                      12,700            329
Total Enterprise Software/Services                             1,319
Entertainment Software - 0.1%
Activision*                                  9,486             162
Electronic Arts*                             630               31
THQ*                                         1,700             52
Total Entertainment Software                                   245
Fiduciary Banks - 0.2%
Mellon Financial                             118               5
Northern Trust                               6,500             395
Total Fiduciary Banks                                          400

Description                                  Shares            Value (000)
Filtration/Separation Products - 0.1%
Clarcor                                      3,450    $        120
Total Filtration/Separation Products                           120
Finance-Commercial - 0.0%
NewStar Financial*                           1,250             24
Total Finance-Commercial                                       24
Finance-Consumer Loans - 0.4%
Encore Capital Group*                        9,970             113
First Marblehead                             1,852             101
Nelnet, Cl A*                                2,970             82
Portfolio Recovery Associates*               1,845             80
SLM                                          8,629             397
Total Finance-Consumer Loans                                   773
Finance-Investment Banker/Broker - 1.5%
Citigroup                                    9,004             496
Evercore Partners, Cl A*                     1,146             39
Greenhill                                    1,540             116
JPMorgan Chase                               14,076            717
Lazard, Cl A                                 14,730            748
Lehman Brothers Holdings                     5,439             447
Morgan Stanley                               3,952             327
Total Finance-Investment Banker/Broker                         2,890
Finance-Mortgage Loan/Banker - 0.1%
Fannie Mae                                   4,342             245
Total Finance-Mortgage Loan/Banker                             245
Finance-Other Services - 0.3%
Asset Acceptance Capital*                    13,510            209
Cbot Holdings, Cl A*                         930               157
GFI Group*                                   675               43
International Securities Exchange Holdings   775               32
Nasdaq Stock Market*                         5,395             184
Total Finance-Other Services                                   625
Financial Guarantee Insurance - 0.2%
AMBAC Financial Group                        1,620             143
MGIC Investment                              3,611             223
Triad Guaranty*                              390               20
Total Financial Guarantee Insurance                            386
Food-Dairy Products - 0.3%
Dean Foods*                                  8,739             387
Wimm-Bill-Dann Foods ADR                     1,600             104
Total Food-Dairy Products                                      491

OLD MUTUAL ASSET ALLOCATION

SCHEDULE OF INVESTMENTS

AS OF JANUARY 31, 2007 (UNAUDITED)

Description                                  Shares            Value (000)
Food-Miscellaneous/Diversified - 0.2%
ConAgra Foods                                5,114    $        131
Unilever ADR                                 10,060            269
Total Food-Miscellaneous/Diversified                           400
Food-Retail - 0.1%
Great Atlantic & Pacific Tea                 1,850             53
Kroger                                       5,932             152
Total Food-Retail                                              205
Food-Wholesale/Distribution - 0.1%
Sysco                                        6,220             215
Total Food-Wholesale/Distribution                              215
Forestry - 0.2%
Plum Creek Timber                            7,900             318
Total Forestry                                                 318
Gambling (Non-Hotel) - 0.1%
Pinnacle Entertainment*                      3,140             108
Total Gambling (Non-Hotel)                                     108
Gas-Distribution - 0.2%
Energen                                      8,300             384
WGL Holdings                                 770               24
Total Gas-Distribution                                         408
Gold Mining - 0.1%
Randgold Resources ADR*                      8,600             202
Total Gold Mining                                              202
Golf - 0.0%
Callaway Golf                                2,320             38
Total Golf                                                     38
Hazardous Waste Disposal - 0.1%
Stericycle*                                  1,715             132
Total Hazardous Waste Disposal                                 132
Health Care Cost Containment - 0.3%
Hooper Holmes                                13,780            46
McKesson                                     10,108            564
Total Health Care Cost Containment                             610
Hotels & Motels - 0.2%
InterContinental Hotels ADR                  1,550             39
Marriott International, Cl A                 4,065             196
Starwood Hotels & Resorts Worldwide          1,448             90
Total Hotels & Motels                                          325

Description                                  Shares            Value (000)
Human Resources - 0.8%
Hewitt Associates, Cl A*                     12,500   $        337
Hudson Highland Group*                       4,860             77
Kenexa*                                      2,159             79
Labor Ready*                                 1,800             34
Manpower                                     3,200             233
Monster Worldwide*                           14,805            731
Total Human Resources                                          1,491
Import/Export - 0.0%
Castle Brands*                               2,712             17
Total Import/Export                                            17
Independent Power Producer - 0.1%
Mirant*                                      1,340             46
Reliant Energy*                              5,280             78
Total Independent Power Producer                               124
Industrial Automation/Robot - 0.0%
Cognex                                       1,590             35
Total Industrial Automation/Robot                              35
Industrial Gases - 0.5%
Air Products & Chemicals                     685               51
Praxair                                      14,215            897
Total Industrial Gases                                         948
Instruments-Controls - 0.1%
Watts Water Technologies, Cl A               3,770             166
Total Instruments-Controls                                     166
Instruments-Scientific - 0.3%
Thermo Fisher Scientific*                    4,151             198
PerkinElmer                                  12,600            301
Total Instruments-Scientific                                   499
Insurance Brokers - 0.3%
AON                                          3,982             143
Brown & Brown                                11,100            314
Marsh & McLennan                             4,660             138
Total Insurance Brokers                                        595
Internet Application Software - 0.1%
Cryptologic                                  2,750             68
DealerTrack Holdings*                        2,316             64
Vocus*                                       2,231             42
Total Internet Application Software                            174
Internet Connective Services - 0.0%
Cogent Communications Group*                 2,900             61
Total Internet Connective Services                             61

Description                                  Shares            Value (000)
Internet Infrastructure Software - 0.1%
F5 Networks*                                 1,155    $        82
Openwave Systems*                            4,300             38
Opsware*                                     4,625             37
Total Internet Infrastructure Software                         157
Internet Security - 0.1%
Ipass*                                       6,130             32
Symantec*                                    13,370            237
Total Internet Security                                        269
Investment Management/Advisory Services - 0.1%
Affiliated Managers Group*                   825               92
Legg Mason                                   1,730             181
Total Investment Management/Advisory Services                  273
Lasers-Systems/Components - 0.1%
Electro Scientific Industries*               6,520             137
Newport*                                     2,700             54
Total Lasers-Systems/Components                                191
Life/Health Insurance - 0.3%
Cigna                                        3,400             450
KMG America*                                 4,555             42
Total Life/Health Insurance                                    492
Machine Tools & Related Products - 0.2%
Kennametal                                   6,200             383
Total Machine Tools & Related Products                         383
Machinery-Construction & Mining - 0.6%
Caterpillar                                  14,240            912
Terex*                                       4,000             228
Total Machinery-Construction & Mining                          1,140
Machinery-Electrical - 0.1%
Franklin Electric                            1,900             96
Total Machinery-Electrical                                     96
Machinery-General Industry - 0.0%
Gardner Denver*                              1,500             58
Total Machinery-General Industry                               58
Machinery-Print Trade - 0.0%
Zebra Technologies, Cl A*                    1,755             61
Total Machinery-Print Trade                                    61
Medical Imaging Systems - 0.0%
Vital Images*                                900               30
Total Medical Imaging Systems                                  30

Description                                  Shares            Value (000)
Medical Information Systems - 0.3%
Allscripts Healthcare Solutions*             1,280    $        39
Cerner*                                      10,835            487
Eclipsys*                                    1,460             28
IMS Health                                   2,655             77
Phase Forward*                               2,600             35
Total Medical Information Systems                              666
Medical Instruments - 0.6%
Cambridge Heart*                             37,580            99
Conceptus*                                   4,150             96
Datascope                                    1,300             48
Medtronic                                    13,130            702
Natus Medical*                               6,280             96
St. Jude Medical*                            1,340             57
Symmetry Medical*                            9,010             124
Total Medical Instruments                                      1,222
Medical Labs & Testing Services - 0.2%
Covance*                                     980               60
Laboratory Corp of America Holdings*         3,500             257
Total Medical Labs & Testing Services                          317
Medical Products - 0.4%
Baxter International                         7,625             379
Becton Dickinson                             300               23
Haemonetics*                                 1,400             68
Henry Schein*                                3,930             199
PSS World Medical*                           2,500             50
Syneron Medical*                             2,920             72
Vital Signs                                  1,050             55
Total Medical Products                                         846
Medical-Biomedical/Genetic - 0.9%
Barrier Therapeutics*                        19,250            141
Cambrex                                      5,100             112
Celgene*                                     3,080             165
Enzon Pharmaceuticals*                       4,060             36
Genzyme*                                     11,710            770
Integra Lifesciences*                        1,800             77
Invitrogen*                                  1,430             87
Keryx Biopharmaceuticals*                    4,350             50
Lifecell*                                    1,210             29
Medimmune*                                   900               31
Nektar Therapeutics*                         2,750             35
Orchid Cellmark*                             9,060             34
PDL BioPharma*                               4,765             98
Total Medical-Biomedical/Genetic                               1,665

OLD MUTUAL ASSET ALLOCATION

SCHEDULE OF INVESTMENTS

AS OF JANUARY 31, 2007 (UNAUDITED)

Description                                    Shares            Value (000)
Medical-Drugs - 2.2%
Adams Respiratory Therapeutics*                5,710    $        256
Allergan                                       4,860             567
Angiotech Pharmaceuticals*                     17,720            155
Aspreva Pharmaceuticals*                       4,450             89
Bristol-Myers Squibb                           14,042            404
Dr Reddy's Laboratories ADR                    7,000             118
Pfizer                                         48,223            1,266
Santarus*                                      8,475             59
Schering-Plough                                36,200            905
Wyeth                                          8,536             422
Total Medical-Drugs                                              4,241
Medical-Generic Drugs - 0.2%
Perrigo                                        7,525             130
Teva Pharmaceutical Industries ADR             3,700             130
Zentiva GDR                                    1,300             78
Total Medical-Generic Drugs                                      338
Medical-HMO - 0.6%
Humana*                                        1,229             68
UnitedHealth Group                             9,990             522
WellPoint*                                     6,811             534
Total Medical-HMO                                                1,124
Medical-Nursing Homes - 0.0%
Assisted Living Concepts, Cl A*                2,800             31
Total Medical-Nursing Homes                                      31
Medical-Outpatient/Home Medical - 0.1%
Lincare Holdings*                              2,980             117
Radiation Therapy Services*                    3,502             104
Total Medical-Outpatient/Home Medical                            221
Medical-Wholesale Drug Distributors - 0.3%
AmerisourceBergen                              6,100             319
Cardinal Health                                3,581             256
Total Medical-Wholesale Drug Distributors                        575
Metal Processors & Fabricators - 0.3%
Commercial Metals                              12,200            331
Ladish*                                        1,965             80
Precision Castparts                            1,935             172
Total Metal Processors & Fabricators                             583
Metal-Aluminum - 0.2%
Alcoa                                          10,000            323
Total Metal-Aluminum                                             323
Metal-Copper - 0.1%
Phelps Dodge                                   2,187             270
Total Metal-Copper                                               270

Description                                  Shares            Value (000)
Metal-Diversified - 0.1%
Freeport-McMoRan Copper & Gold, Cl B         4,279    $        246
Total Metal-Diversified                                        246
Miscellaneous Manufacturing - 0.0%
Aptargroup                                   620               38
Total Miscellaneous Manufacturing                              38
Multi-Line Insurance - 1.5%
Allstate                                     6,486             390
American International Group                 5,600             383
Cincinnati Financial                         9,000             403
Hartford Financial Services Group            5,210             494
Loews                                        9,798             426
Metlife                                      2,617             163
XL Capital, Cl A                             8,834             610
Total Multi-Line Insurance                                     2,869
Multimedia - 0.2%
Entravision Communications, Cl A*            5,605             45
Gemstar-TV Guide International*              25,300            102
Walt Disney                                  8,074             284
Total Multimedia                                               431
Networking Products - 0.2%
Anixter International*                       100               5
Cisco Systems*                               8,050             214
Foundry Networks*                            4,425             64
Netgear*                                     1,230             32
Total Networking Products                                      315
Non-Ferrous Metals - 0.3%
Cameco                                       12,270            468
USEC*                                        4,200             57
Total Non-Ferrous Metals                                       525
Non-Hazardous Waste Disposal - 0.1%
Allied Waste Industries*                     4,840             62
Waste Management                             4,430             168
WCA Waste*                                   3,390             24
Total Non-Hazardous Waste Disposal                             254
Office Automation & Equipment - 0.1%
Pitney Bowes                                 2,460             118
Total Office Automation & Equipment                            118
Office Supplies & Forms - 0.2%
Avery Dennison                               5,900             403
Total Office Supplies & Forms                                  403

Description                                  Shares            Value (000)
Oil & Gas Drilling - 0.2%
Atlas America*                               1,800    $        97
Diamond Offshore Drilling                    750               63
Pride International*                         1,075             31
Rowan                                        1,165             38
Todco*                                       2,660             92
Transocean*                                  1,928             149
Total Oil & Gas Drilling                                       470
Oil Companies-Exploration & Production - 0.8%
Arena Resources*                             550               23
ATP Oil & Gas*                               1,270             53
Berry Petroleum, Cl A                        875               27
Cabot Oil & Gas                              800               52
Comstock Resources*                          1,000             32
Denbury Resources*                           1,830             51
Forest Oil*                                  1,200             38
Goodrich Petroleum*                          600               22
Mariner Energy*                              1,570             32
Newfield Exploration*                        5,400             231
NovaTek GDR                                  2,200             119
Parallel Petroleum*                          1,620             32
Pogo Producing                               385               19
Southwestern Energy*                         17,820            685
Stone Energy*                                2,780             95
Ultra Petroleum*                             1,670             87
Total Oil Companies-Exploration & Production                   1,598
Oil Companies-Integrated - 1.4%
BP ADR                                       2,774             176
Chevron                                      1,961             143
ConocoPhillips                               7,212             479
Exxon Mobil                                  9,218             683
Hess                                         5,500             297
LUKOIL ADR                                   1,400             111
Occidental Petroleum                         10,224            474
Petroleo Brasileiro ADR                      3,300             325
Surgutneftegaz ADR                           1,900             115
Total Oil Companies-Integrated                                 2,803
Oil Field Machinery & Equipment - 0.2%
Dresser-Rand Group*                          3,125             81
Grant Prideco*                               1,625             64
Lone Star Technologies*                      1,400             68
Metretek Technologies*                       2,250             29
National Oilwell Varco*                      1,900             115
Total Oil Field Machinery & Equipment                          357
Oil Refining & Marketing - 0.2%
Tesoro                                       4,700             387
Total Oil Refining & Marketing                                 387

Description                                        Shares        Value (000)
Oil-Field Services - 0.4%
Hanover Compressor*                                2,440    $    47
Helix Energy Solutions*                            4,700         151
Hercules Offshore*                                 2,700         72
Hornbeck Offshore Services*                        2,200         61
Key Energy Services*                               3,600         59
North American Energy Partners*                    2,000         34
SEACOR Holdings*                                   900           91
Superior Energy Services*                          3,500         106
Tetra Technologies*                                1,950         45
W-H Energy Services*                               3,125         142
Total Oil-Field Services                                         808
Paper & Related Products - 0.3%
Abitibi-Consolidated                               78,450        255
Bowater                                            3,810         104
Caraustar Industries*                              7,580         60
Neenah Paper                                       2,920         100
Smurfit-Stone Container*                           7,180         78
Total Paper & Related Products                                   597
Pharmacy Services - 0.4%
Caremark Rx*                                       145           9
Medco Health Solutions*                            4,715         279
Omnicare                                           13,945        560
Total Pharmacy Services                                          848
Photo Equipment & Supplies - 0.1%
Eastman Kodak                                      5,329         138
Total Photo Equipment & Supplies                                 138
Physical Practice Management - 0.1%
Pediatrix Medical Group*                           5,100         268
Total Physical Practice Management                               268
Physical Therapy/Rehabilitation Centers - 0.1%
Psychiatric Solutions*                             4,835         188
Total Physical Therapy/Rehabilitation Centers                    188
Pipelines - 0.6%
El Paso                                            25,370        394
National Fuel Gas                                  7,750         315
Questar                                            3,750         304
Spectra Energy                                     6,229         163
Total Pipelines                                                  1,176
Platinum - 0.0%
Stillwater Mining*                                 2,820         37
Total Platinum                                                   37

OLD MUTUAL ASSET ALLOCATION

SCHEDULE OF INVESTMENTS

AS OF JANUARY 31, 2007 (UNAUDITED)

Description                                  Shares            Value (000)
Power Conversion/Supply Equipment - 0.2%
American Power Conversion                    8,622    $        265
Delta Electronics GDR                        8,925             146
Total Power Conversion/Supply Equipment                        411
Printing-Commercial - 0.2%
RR Donnelley & Sons                          10,792            400
Total Printing-Commercial                                      400
Property/Casualty Insurance - 0.7%
Arch Capital Group*                          5,300             342
Safeco                                       7,212             462
St. Paul Travelers                           3,970             202
WR Berkley                                   10,850            359
Total Property/Casualty Insurance                              1,365
Publishing-Books - 0.2%
Courier                                      2,200             87
Scholastic*                                  5,685             201
Total Publishing-Books                                         288
Publishing-Newspapers - 0.1%
Gannett                                      3,212             187
Total Publishing-Newspapers                                    187
Publishing-Periodicals - 0.1%
Playboy Enterprises, Cl B*                   8,730             96
Total Publishing-Periodicals                                   96
Quarrying - 0.4%
Vulcan Materials                             6,828             695
Total Quarrying                                                695
Radio - 0.1%
Radio One, Cl D*                             13,180            97
Spanish Broadcasting System, Cl A*           10,435            42
Total Radio                                                    139
Real Estate Management/Services - 0.3%
CB Richard Ellis Group, Cl A*                15,220            572
Total Real Estate Management/Services                          572
Real Estate Operation/Development - 0.1%
Brookfield Properties                        3,285             153
Total Real Estate Operation/Development                        153
Reinsurance - 0.8%
Allied World Assurance Holdings              1,750             75
Aspen Insurance Holdings                     10,030            257
Axis Capital Holdings                        1,840             61
Berkshire Hathaway, Cl B*                    56                205
Endurance Specialty Holdings                 4,600             156

Description                          Shares           Value (000)
Reinsurance - continued
Everest Re Group                     360     $        34
Montpelier Re Holdings               12,630           220
PartnerRe                            5,050            343
Platinum Underwriters Holdings       4,870            145
Total Reinsurance                                     1,496
REITs-Apartments - 0.8%
Apartment Investment &
Management, Cl A                     4,600            288
Archstone-Smith Trust                4,513            285
AvalonBay Communities                1,765            262
BRE Properties, Cl A                 1,916            133
Camden Property Trust                876              69
Equity Residential                   5,270            296
GMH Communities Trust                4,249            42
United Dominion Realty Trust         2,432            80
Total REITs-Apartments                                1,455
REITs-Diversified - 0.3%
Digital Realty Trust                 3,113            112
PS Business Parks                    1,262            95
Vornado Realty Trust                 2,998            367
Total REITs-Diversified                               574
REITs-Hotels - 0.3%
Ashford Hospitality Trust            6,985            86
DiamondRock Hospitality              3,300            62
Host Hotels & Resorts                12,757           338
LaSalle Hotel Properties             1,764            84
Total REITs-Hotels                                    570
REITs-Manufactured Homes - 0.0%
Equity Lifestyle Properties          1,101            61
Total REITs-Manufactured Homes                        61
REITs-Office Property - 0.7%
Alexandria Real Estate Equities      1,655            179
American Financial Realty Trust      7,750            87
Boston Properties                    4,251            536
Corporate Office Properties Trust    2,700            144
Equity Office Properties Trust       95               5
Kilroy Realty                        1,278            111
Mack-Cali Realty                     1,396            78
SL Green Realty                      1,725            253
Total REITs-Office Property                           1,393
REITs-Regional Malls - 0.7%
CBL & Associates Properties          6,200            291
Macerich                             2,556            244

Description                          Shares           Value (000)
REITs-Regional Malls - continued
Simon Property Group                 5,129   $        587
Taubman Centers                      2,786            162
Total REITs-Regional Malls                            1,284
REITs-Shopping Centers - 0.4%
Developers Diversified Realty        2,753            185
Federal Realty Investment Trust      1,589            148
Kimco Realty                         4,243            210
Regency Centers                      2,165            189
Total REITs-Shopping Centers                          732
REITs-Storage - 0.3%
Public Storage                       4,975            541
U-Store-It Trust                     3,058            67
Total REITs-Storage                                   608
REITs-Warehouse/Industrial - 0.2%
EastGroup Properties                 1,425            78
Prologis                             5,624            366
Total REITs-Warehouse/Industrial                      444
Rental Auto/Equipment - 0.1%
Avis Budget Group                    1,380            35
H&E Equipment Services*              3,100            73
Total Rental Auto/Equipment                           108
Retail-Apparel/Shoe - 0.8%
Abercrombie & Fitch, Cl A            6,245            497
Aeropostale*                         4,845            174
AnnTaylor Stores*                    1,800            62
Bebe Stores                          1,700            32
Childrens Place Retail Stores*       1,000            54
Claire's Stores                      8,700            299
Footstar*                            17,030           109
Men's Wearhouse                      6,700            288
New York*                            3,600            53
Total Retail-Apparel/Shoe                             1,568
Retail-Building Products - 0.4%
Lowe's                               24,880           839
Total Retail-Building Products                        839
Retail-Computer Equipment - 0.1%
GameStop, Cl A*                      2,675            143
Total Retail-Computer Equipment                       143
Retail-Consumer Electronics - 0.3%
Best Buy                             11,270           568
Total Retail-Consumer Electronics                     568

Description                                    Shares        Value (000)
Retail-Discount - 0.3%
Citi Trends*                                   1,216    $    48
Dollar General                                 9,797         166
Wal-Mart Stores                                6,755         322
Total Retail-Discount                                        536
Retail-Drug Store - 0.6%
CVS                                            27,340        920
Rite Aid*                                      37,500        231
Total Retail-Drug Store                                      1,151
Retail-Jewelry - 0.1%
Movado Group                                   3,400         98
Total Retail-Jewelry                                         98
Retail-Major Department Store - 0.2%
Saks                                           18,500        347
Total Retail-Major Department Store                          347
Retail-Office Supplies - 0.0%
Office Depot*                                  1,060         40
OfficeMax                                      1,040         50
Total Retail-Office Supplies                                 90
Retail-Propane Distributor - 0.1%
Star Gas Partners LP*                          55,430        198
Total Retail-Propane Distributor                             198
Retail-Regional Department Store - 0.3%
Dillard's, Cl A                                7,100         244
Kohl's*                                        5,100         361
Total Retail-Regional Department Store                       605
Retail-Restaurants - 0.5%
BJ's Restaurants*                              1,200         24
Cheesecake Factory*                            1,670         46
Chipotle Mexican Grill, Cl A*                  850           51
Panera Bread, Cl A*                            1,465         86
Ruth's Chris Steak House*                      2,600         56
Starbucks*                                     21,285        744
Total Retail-Restaurants                                     1,007
Retail-Sporting Goods - 0.1%
Dick's Sporting Goods*                         1,190         61
Hibbett Sporting Goods*                        1,400         45
Zumiez*                                        1,260         42
Total Retail-Sporting Goods                                  148
Retail-Video Rental - 0.1%
Blockbuster, Cl A*                             20,380        132
Total Retail-Video Rental                                    132

OLD MUTUAL ASSET ALLOCATION

SCHEDULE OF INVESTMENTS

AS OF JANUARY 31, 2007 (UNAUDITED)

Description                          Shares           Value (000)
Retirement/Aged Care - 0.1%
Sunrise Senior Living*               3,010   $        108
Total Retirement/Aged Care                            108
S&L/Thrifts-Central US - 0.1%
Citizens First Bancorp               1,950            53
Franklin Bank*                       3,000            57
MAF Bancorp                          2,800            126
Total S&L/Thrifts-Central US                          236
S&L/Thrifts-Eastern US - 0.4%
Brookline Bancorp                    3,950            53
Clifton Savings Bancorp              3,250            39
Dime Community Bancshares            6,200            83
Flushing Financial                   5,100            89
Investors Bancorp*                   6,400            99
KNBT Bancorp                         4,250            69
NewAlliance Bancshares               6,050            97
Northwest Bancorp                    2,000            53
Partners Trust Financial Group       1,800            20
Provident Financial Services         2,500            45
Provident New York Bancorp           7,800            114
Total S&L/Thrifts-Eastern US                          761
S&L/Thrifts-Western US - 0.4%
PFF Bancorp                          3,150            107
Provident Financial Holdings         2,950            83
Washington Federal                   12,725           295
Washington Mutual                    5,610            250
Total S&L/Thrifts-Western US                          735
S&L/Thrifts-Southern US - 0.0%
Bankunited Financial, Cl A           3,150            87
Total S&L/Thrifts-Southern US                         87
Satellite Telecom - 0.1%
Loral Space & Communications*        2,250            107
Total Satellite Telecom                               107
Schools - 0.2%
Capella Education*                   1,550            44
DeVry                                1,134            32
ITT Educational Services*            2,575            200
Learning Tree International*         8,100            85
Strayer Education                    450              51
Total Schools                                         412
Seismic Data Collection - 0.0%
Seitel*                              17,700           64
Total Seismic Data Collection                         64

Description                                  Shares            Value (000)
Semiconductor Components-
Integrated Circuits - 0.7%
Anadigics*                                   5,665    $        50
ChipMOS Technologies*                        13,930            101
Cirrus Logic*                                4,700             35
Cypress Semiconductor*                       5,700             105
Integrated Device Technology*                12,675            192
Maxim Integrated Products                    15,320            472
Powertech Technology GDR                     12,000            100
United Microelectronics ADR                  60,332            214
Total Semiconductor Components-
Integrated Circuits                                            1,269
Semiconductor Equipment - 0.2%
Applied Materials                            7,220             128
Brooks Automation*                           6,800             95
Cabot Microelectronics*                      2,450             74
Credence Systems*                            2,940             14
Mattson Technology*                          4,900             43
Tessera Technologies*                        900               34
Varian Semiconductor Equipment*              1,710             70
Total Semiconductor Equipment                                  458
Software Tools - 0.0%
Borland Software*                            7,140             39
Total Software Tools                                           39
Steel Pipe & Tube - 0.1%
Mueller Water Products, Cl A                 5,710             79
Mueller Water Products, Cl B                 3,470             47
TMK GDR 144A*                                2,500             86
Total Steel Pipe & Tube                                        212
Steel-Producers - 0.1%
Nucor                                        3,100             200
Total Steel-Producers                                          200
Steel-Specialty - 0.0%
Allegheny Technologies                       748               77
Total Steel-Specialty                                          77
Super-Regional Banks-US - 0.6%
Bank of America                              8,787             462
Capital One Financial                        3,884             312
Wachovia                                     534               30
Wells Fargo                                  10,880            391
Total Super-Regional Banks-US                                  1,195
Telecommunications Equipment - 0.2%
Andrew*                                      2,910             31
CommScope*                                   3,800             123

Description                          Shares           Value (000)
Telecommunications Equipment - continued
Plantronics                          8,665   $        170
Tollgrade Communications*            9,920            100
Total Telecommunications Equipment                    424
Telecommunications Services - 0.5%
Amdocs*                              9,235            320
Cbeyond*                             1,800            54
Global Crossing*                     1,770            45
Mastec*                              8,290            93
Orascom Telecom Holding GDR          1,200            82
Orbcomm*                             3,300            40
Time Warner Telecom, Cl A*           9,900            231
Total Telecommunications Services                     865
Telephone-Integrated - 0.8%
AT&T                                 18,826           708
General Communication, Cl A*         4,600            71
IDT, Cl B*                           6,600            89
Philippine Long Distance
Telephone ADR                        3,100            163
Verizon Communications               13,880           535
Total Telephone-Integrated                            1,566
Television - 0.1%
Sinclair Broadcast Group, Cl A       9,340            110
Total Television                                      110
Therapeutics - 0.4%
CV Therapeutics*                     3,280            44
Gilead Sciences*                     11,030           710
Medicines*                           2,170            66
Theravance*                          890              31
Total Therapeutics                                    851
Tobacco - 0.9%
Altria Group                         9,783            855
Imperial Tobacco Group ADR           7,293            594
UST                                  5,421            311
Total Tobacco                                         1,760
Tools-Hand Held - 0.2%
Stanley Works                        6,408            367
Total Tools-Hand Held                                 367
Toys - 0.1%
Mattel                               6,906            168
Total Toys                                            168

Description                                  Shares            Value (000)
Transactional Software - 0.1%
Innerworkings*                               3,343    $        43
Transaction Systems Architects*              1,830             66
VeriFone Holdings*                           1,025             42
Total Transactional Software                                   151
Transport-Equipment & Leasing - 0.1%
GATX                                         2,360             107
Greenbrier                                   1,590             46
Total Transport-Equipment & Leasing                            153
Transport-Marine - 0.0%
American Commercial Lines*                   700               49
Total Transport-Marine                                         49
Transport-Rail - 0.5%
Burlington Northern Santa Fe                 4,015             323
Canadian Pacific Railway                     4,900             268
CSX                                          8,300             305
Total Transport-Rail                                           896
Transport-Services - 0.1%
FedEx                                        996               110
UTI Worldwide                                3,395             103
Total Transport-Services                                       213
Transport-Truck - 0.1%
Forward Air                                  2,450             77
Heartland Express                            4,550             77
Knight Transportation                        3,600             68
Landstar Systems                             1,500             63
Total Transport-Truck                                          285
Veterinary Diagnostics - 0.0%
VCA Antech*                                  1,865             63
Total Veterinary Diagnostics                                   63
Vitamins & Nutrition Products - 0.1%
Herbalife*                                   3,805             125
Total Vitamins & Nutrition Products                            125
Water - 0.1%
California Water Service Group               2,600             103
Consolidated Water                           2,600             69
Total Water                                                    172
Web Hosting/Design - 0.0%
Equinix*                                     650               55
Total Web Hosting/Design                                       55

OLD MUTUAL ASSET ALLOCATION

SCHEDULE OF INVESTMENTS

AS OF JANUARY 31, 2007 (UNAUDITED)

Description                          Shares           Value (000)
Web Portals/ISP - 0.7%
Google, Cl A*                        1,754   $        879
Yahoo!*                              15,890           450
Total Web Portals/ISP                                 1,329
Wireless Equipment - 1.0%
American Tower, Cl A*                27,470           1,094
Nokia ADR                            18,058           399
Powerwave Technologies*              2,850            17
Qualcomm                             12,125           457
Total Wireless Equipment                              1,967
Wound, Burn & Skin Care - 0.0%
Obagi Medical Products*              2,528            34
Total Wound, Burn & Skin Care                         34
X-Ray Equipment - 0.0%
Hologic*                             540              30
Total X-Ray Equipment                                 30
Total Common Stock (Cost $102,787)                    118,062
Foreign Common Stock - 19.3%
Australia - 1.5%
Caltex Australia                     2,545            43
Insurance Australia Group            44,943           226
Leighton Holdings                    12,745           219
Oxiana                               41,852           93
Perilya                              1,803            7
Promina Group                        26,659           150
QBE Insurance Group                  33,080           794
Rio Tinto                            5,667            341
Sally Malay Mining*                  6,051            15
Santos                               54,512           397
Seven Network                        2,749            25
Westpac Banking                      11,877           232
Zinifex                              29,137           378
Total Australia                                       2,920
Austria - 0.2%
Andritz                              200              43
Austrian Airlines*                   1,279            17
Voestalpine                          4,508            263
Total Austria                                         323
Belgium - 0.9%
Belgacom                             200              9
Colruyt                              113              24
Dexia                                17,479           520

Description                          Shares           Value (000)
Belgium - continued
Fortis                               21,115  $        890
KBC Groep                            2,422            306
Total Belgium                                         1,749
Bermuda - 0.0%
Catlin Group                         1,644            16
Total Bermuda                                         16
Brazil - 0.1%
Gafisa*                              8,600            126
Porto Seguro                         2,900            95
Total Brazil                                          221
Canada - 0.4%
Canadian Imperial Bank of Commerce   3,500            300
Husky Energy                         500              32
IPSCO                                2,100            212
Jean Coutu Group, Cl A               1,800            24
Methanex                             1,500            40
Teck Cominco, Cl B                   3,000            221
Total Canada                                          829
China - 0.2%
China Communications
Construction, Cl H*                  116,000          132
Industrial & Commercial
Bank of China, Cl H*                 131,000          76
Total China                                           208
Denmark - 0.1%
D/S Torm                             250              16
Jyske Bank*                          1,500            116
Topdanmark*                          325              59
Total Denmark                                         191
Finland - 0.3%
Metso                                900              48
Outokumpu                            12,649           508
Rautaruukki                          600              24
Total Finland                                         580
France - 1.2%
Air France-KLM                       6,398            289
Assurances Generales de France       200              33
AXA                                  1,000            42
BNP Paribas                          6,296            705
Bouygues                             1,924            130
Credit Agricole                      3,048            131
France Telecom                       650              18

Description                                  Shares                Value (000)
France - continued
Societe Generale                             3,864             $   686
Vivendi                                      5,101                 211
Total France                                                       2,245
Germany - 1.6%
Allianz SE                                   1,721                 345
Beiersdorf                                   1,905                 128
Commerzbank                                  545                   23
Deutsche Boerse                              1,292                 273
Deutsche Lufthansa                           31,327                881
Deutz*                                       3,029                 47
MAN                                          6,935                 734
Muenchener Rueckversicherungs                1,388                 220
Salzgitter                                   3,566                 459
ThyssenKrupp                                 1,779                 85
Total Germany                                                      3,195
Greece - 0.0%
Intracom Holdings*                           990                   7
Total Greece                                                       7
Hong Kong - 0.3%
ASM Pacific Technology                       7,000                 42
China Everbright International               272,000               53
China Resources Enterprise                   40,000                126
CNOOC                                        217,000               185
Kingdee International Software Group         160,000               88
Lee & Man Paper Manufacturing                30,000                71
Solomon Systech International                98,000                18
Television Broadcasts                        6,000                 41
Vtech Holdings                               4,326                 27
Total Hong Kong                                                    651
Indonesia - 0.3%
Bank Niaga                                   980,000               98
Bank Rakyat Indonesia                        199,000               116
Ciputra Development*                         1,096,000             97
Astra International                          55,000                90
Ramayana Lestari Sentosa                     1,286,000             122
Total Indonesia                                                    523
Italy - 0.9%
Banco Di Desio E Della Brianza Spa           1,520                 19
Banco Popolare di Verona e Novara Scrl       10,971                346
Capitalia                                    716                   6
ENI                                          36,610                1,180
IFIL - Investments                           17,427                151
UniCredito Italiano                          1,136                 11
Total Italy                                                        1,713

Description                          Shares           Value (000)
Japan - 3.1%
ABILIT                               2,300   $        11
Bosch                                4,000            20
Brother                              11,000           153
Canon                                18,300           966
Capcom                               1,800            34
Central Japan Railway                75               805
Diamond Lease                        1,000            50
Fujikura                             14,000           122
Fujitsu Frontech                     1,600            13
Haseko*                              23,500           91
Honda Motor                          14,100           554
Hosiden                              2,200            25
JFE Holdings                         8,600            478
JFE Shoji Holdings                   12,000           60
Kawasaki Kisen Kaisha                75               1
KDDI                                 75               532
Leopalace21                          1,900            61
Marubeni                             38,000           206
Mazda Motor                          17,000           112
Mitsui OSK Lines                     600              6
Mori Seiki                           2,000            44
Nikon                                7,000            157
Nippon Steel                         17,400           103
Nomura Research Institute            400              62
Santen Pharmaceutical                1,535            43
SBI Holdings                         175              68
Seiko                                3,000            21
Shinsei Bank                         28,000           154
Sumitomo Metal Mining                3,000            39
Suzuki Motor                         12,800           369
Taihei Kogyo                         6,000            33
Tokyo Electron                       27               2
Tokyo Tekko                          1,000            9
Towa Real Estate Development*        3,500            18
Toyota Boshoku                       10,800           228
UFJ Central Leasing                  300              15
Yamaha Motor                         6,100            191
Yamato Kogyo                         2,300            61
Yamazen                              2,000            13
Total Japan                                           5,930
Malaysia - 0.0%
SP Setia                             56,000           96
Total Malaysia                                        96
Mexico - 0.1%
GEO SA de CV, Ser B*                 36,000           191
Total Mexico                                          191

OLD MUTUAL ASSET ALLOCATION
MODERATE GROWTH PORTFOLIO - continued

SCHEDULE OF INVESTMENTS

AS OF JANUARY 31, 2007 (UNAUDITED)

Description                          Shares           Value (000)
Netherlands - 2.1%
ABN AMRO Holding                     176     $        6
Aegon                                18,251           360
Akzo Nobel                           9,673            609
ASML Holding*                        4,837            123
Heineken                             269              14
ING Groep                            22,381           983
Nutreco Holding                      117              8
Royal Dutch Shell, Cl A              43,944           1,490
Koninklijke (Royal) KPN              36,139           522
Unilever                             696              19
Total Netherlands                                     4,134
New Zealand - 0.1%
Telecom Corp of New Zealand          54,513           187
Total New Zealand                                     187
Norway - 0.0%
Tandberg                             3,400            57
Total Norway                                          57
Philippines - 0.2%
Ayala                                7,400            96
Bank of the Philippine Islands       61,000           90
Jollibee Foods                       91,000           80
Universal Robina                     306,000          120
Total Philippines                                     386
Portugal - 0.0%
Banco Comercial Portugues, Cl R      9,600            35
Total Portugal                                        35
Russia - 0.1%
Sberbank                             43               142
Total Russia                                          142
Singapore - 0.1%
Singapore Telecommunications         64,600           148
Total Singapore                                       148
South Africa - 0.1%
Standard Bank Group                  5,600            77
Truworths International              31,000           149
Total South Africa                                    226
South Korea - 0.4%
Daegu Bank                           11,600           192
Hyundai Motor                        2,300            165
Korea Investment Holdings            1,710            74
Lotte Shopping                       280              109

Description                                  Shares            Value (000)
South Korea - continued
MegaStudy*                                   600      $        83
NHN*                                         490               65
Total South Korea                                              688
Spain - 1.2%
Acciona                                      1,112             229
Acerinox                                     6,476             178
Banco Santander Central Hispano              63,169            1,201
Fomento de Construcciones y Contratas        3,148             330
Grupo Catalana Occidente                     1,117             44
Obrascon Huarte Lain                         900               33
Telefonica                                   16,600            364
Total Spain                                                    2,379
Sweden - 0.5%
JM                                           2,616             70
Lindex                                       3,200             44
Nordea Bank                                  58,500            918
Skandinaviska Enskilda Banken, Cl A          600               20
Total Sweden                                                   1,052
Switzerland - 0.7%
Compagnie Financiere Richemont               277               15
Converium Holding                            3,683             54
Credit Suisse Group                          3,360             238
Geberit                                      10                17
Swiss Life Holding*                          80                20
Zurich Financial Services                    4,082             1,103
Total Switzerland                                              1,447
Thailand - 0.2%
Amata                                        119,000           35
Bangkok Bank                                 59,000            192
Italian-Thai Development                     644,000           77
Total Thailand                                                 304
United Kingdom - 2.4%
Antofagasta                                  69,910            644
Ashtead                                      34,661            119
AstraZeneca                                  6,759             378
Aviva                                        1,000             16
Barclays                                     11,605            169
BP                                           500               5
British Airways*                             41,173            437
British American Tobacco                     2,448             74
BT Group                                     65,576            396
Dana Petroleum*                              1,931             39
Drax Group                                   7,268             98
Gallaher Group                               8,875             197
Halfords Group                               1,900             14

                                             Shares/Face
Description                                  Amount (000)         Value (000)
United Kingdom - continued
Hays                                         59,219            $  184
HBOS                                         8,670                190
HSBC Holdings                                1,533                28
Imperial Tobacco Group                       3,183                129
International Power                          17,000               121
Kazakhmys                                    4,890                102
Kelda Group                                  1,400                26
Marks & Spencer Group                        26,450               352
National Express                             5,800                121
NETeller* (B)                                10,959               25
Next                                         466                  18
Photo-me International                       6,000                10
Reckitt Benckiser                            582                  28
Resolution                                   31,736               407
Rio Tinto                                    500                  27
Royal Dutch Shell, Cl B                      3,447                116
Scottish & Southern Energy                   3,100                91
Sheffield Insulation                         1,600                37
Shire                                        188                  4
Sportingbet                                  10,641               8
Standard Chartered                           685                  20
Tate & Lyle                                  7,799                90
Vodafone Group                               2,398                7
Total United Kingdom                                              4,727
Total Foreign Common Stock (Cost $30,735)                         37,500
Foreign Preferred Stock - 0.2%
Germany - 0.2%
Porsche                                      378                  479
Total Foreign Preferred Stock (Cost $387)                         479
Investment Company - 0.1%
Index Fund-Midcap - 0.1%
iShares Russell Midcap Value Index Fund      800                  121
Total Index Fund-Midcap                                           121
Total Investment Company (Cost $105)                              121
U.S. Treasury Obligations - 5.2%
U.S. Treasury Bonds
5.375%, 02/15/31                             $ 730                770
4.875%, 05/31/08                             65                   65
4.875%, 07/31/11                             340                  341
4.500%, 02/15/36                             1,165                1,089
3.375%, 09/15/09                             425                  410
U.S. Treasury Notes
4.875%, 08/15/09                             255                  255
4.750%, 05/15/14                             625                  622
4.625%, 11/15/09                             500                  497
4.625%, 11/15/16                             1,155                1,137

                                             Face
Description                                  Amount (000)         Value (000)
U.S. Treasury Notes - continued
4.500%, 11/30/11                             $ 1,920           $  1,893
4.500%, 11/15/15                             275                  269
3.875%, 07/31/07                             455                  452
3.875%, 07/15/10                             2,260                2,194
Total U.S. Treasury Obligations (Cost $10,131)                    9,994
U.S. Government Agency Obligations - 5.3%
Federal Home Loan Bank,
Callable: 11/03/08 @ 100.00,
5.250%, 11/03/09                             510                  509
Federal Home Loan Mortgage
6.500%, 04/01/35                             6                    6
6.000%, 08/01/29                             10                   10
6.000%, 11/01/36                             527                  529
6.000%, 12/01/36                             168                  169
5.910%, 12/01/36 (A)                         380                  383
5.875%, 03/21/11                             25                   26
5.870%, 01/01/37 (A)                         475                  480
5.500%, 09/01/17                             13                   13
5.500%, 09/01/19                             48                   48
5.500%, 08/01/20                             266                  265
5.500%, 02/01/21                             230                  228
5.500%, 02/01/21                             43                   43
5.500%, 05/01/21                             82                   82
5.500%, 09/01/21                             5                    5
5.500%, 10/01/34                             21                   21
5.500%, 01/01/35                             38                   38
5.500%, 02/01/35                             74                   73
5.500%, 03/01/35                             79                   78
5.500%, 06/01/35                             260                  256
5.250%, 02/24/11,
Callable: 02/24/09 @ 100.00                  225                  224
5.000%, 10/16/09,
Callable: 10/16/08 @ 100.00                  180                  179
5.000%, 07/01/21                             357                  349
Federal National Mortgage Association
6.500%, 03/01/35                             143                  147
6.500%, 05/01/36                             240                  244
6.500%, 05/01/36                             420                  427
6.500%, 05/01/36                             99                   101
6.250%, 02/01/11                             275                  285
6.000%, 01/01/29                             74                   74
6.000%, 07/01/36                             318                  319
6.000%, 08/01/36                             56                   56
6.000%, 09/01/36                             96                   96
6.000%, 11/01/36                             638                  640
6.000%, 11/01/36                             210                  210
6.000%, 12/01/36                             204                  205
5.500%, 03/01/20                             33                   33
5.500%, 04/01/21                             139                  138
5.500%, 03/01/35                             98                   96
5.500%, 06/01/35                             189                  186

OLD MUTUAL ASSET ALLOCATION

SCHEDULE OF INVESTMENTS

AS OF JANUARY 31, 2007 (UNAUDITED)

                                     Face
Description                          Amount (000)              Value (000)
Federal National Mortgage Association - continued
5.500%, 07/01/35                     $ 634            $        624
5.500%, 09/01/35                     153                       151
5.500%, 10/01/35                     13                        13
5.500%, 01/01/36                     330                       324
5.500%, 02/01/36                     181                       178
5.500%, 03/01/36                     264                       260
5.500%, 04/01/36                     181                       178
5.500%, 11/01/36                     511                       502
5.125%, 01/02/14                     100                       99
5.000%, 08/01/34 (A)                 186                       185
5.000%, 05/01/36                     156                       150
4.500%, 09/01/35                     296                       275
Total U.S. Government Agency
Obligations (Cost $10,224)                                     10,210
Corporate Bonds - 3.3%
Abbott Laboratories
5.600%, 05/15/11                     185                       187
America Movil
6.375%, 03/01/35                     20                        19
American General Finance, Ser G MTN
5.375%, 09/01/09                     70                        70
Ameriprise Financial
5.350%, 11/15/10                     60                        60
Amgen
4.000%, 11/18/09                     35                        34
AOL Time Warner
7.700%, 05/01/32                     50                        57
6.875%, 05/01/12                     90                        95
Appalachian Power
5.550%, 04/01/11                     75                        75
AT&T Wireless
8.750%, 03/01/31                     40                        52
7.875%, 03/01/11                     65                        71
Bank of America
5.375%, 08/15/11                     210                       211
Bank One
5.900%, 11/15/11                     65                        66
5.250%, 01/30/13                     90                        89
Baxter
5.900%, 09/01/16                     55                        56
Canadian National Railway
5.800%, 06/01/16                     100                       102
Canadian Natural Resources
6.000%, 08/15/16                     155                       155
Caterpillar
6.050%, 08/15/36                     30                        31
Caterpillar Financial Services
5.050%, 12/01/10                     100                       99
ChevronTexaco
3.500%, 09/17/07                     150                       148

                                     Face
Description                          Amount (000)     Value (000)
Corporate Bonds - continued
Chubb
4.934%, 11/16/07                     $ 70    $        70
Cisco Systems
5.500%, 02/22/16                     60               60
5.250%, 02/22/11                     195              195
Citigroup
5.100%, 09/29/11                     165              164
Columbus Southern Power, Ser C
5.500%, 03/01/13                     65               65
Comcast
5.900%, 03/15/16                     105              105
5.875%, 02/15/18                     30               30
5.300%, 01/15/14                     45               44
ConocoPhillips Canada
5.626%, 10/15/16 (C)                 100              100
CRH America
6.000%, 09/30/16                     25               25
DaimlerChrysler
4.750%, 01/15/08                     115              114
Deutsche Telekom
8.000%, 06/15/10                     170              183
Dominion Resources, Ser A
5.600%, 11/15/16                     25               25
Enbridge Energy Partners
5.875%, 12/15/16                     30               30
ERP Operating
5.125%, 03/15/16                     50               48
FedEx
5.500%, 08/15/09                     55               55
FPL Group Capital
5.625%, 09/01/11                     210              212
General Electric Capital MTN,
Callable: 01/22/09 @ 100.00
5.720%, 08/22/11                     100              100
General Electric Capital, Ser A MTN
4.375%, 03/03/12                     75               72
Hartford Financial Services Group
5.663%, 11/16/08                     65               65
HSBC Finance
6.375%, 10/15/11                     145              151
John Deere Capital
5.400%, 10/17/11                     55               55
John Deere Capital, Ser D MTN
4.400%, 07/15/09                     110              108
Lockheed Martin
7.200%, 05/01/36                     35               41
Masco
6.125%, 10/03/16                     25               25
Merrill Lynch
5.450%, 07/15/14                     105              105

                                     Face
Description                          Amount (000)     Value (000)
Corporate Bonds - continued
Metlife
5.375%, 12/15/12                     $ 50    $        50
5.000%, 06/15/15                     85               82
Midamerican Energy Holdings 144A
5.875%, 10/01/12                     200              203
Morgan Stanley
4.000%, 01/15/10                     85               82
Motorola
8.000%, 11/01/11                     50               55
Nextel Communications, Ser E,
Callable: 10/31/11 @ 100.00
6.875%, 10/31/13                     105              106
Pemex Project
8.500%, 02/15/08                     140              144
PNC Funding
4.200%, 03/10/08                     45               44
Prologis Trust
7.100%, 04/15/08                     30               30
Prudential Financial MTN
3.750%, 05/01/08                     25               24
Prudential Financial, Ser B MTN
5.100%, 09/20/14                     45               44
PSE&G Power
7.750%, 04/15/11                     85               92
6.950%, 06/01/12                     55               58
PSI Energy
6.050%, 06/15/16                     40               41
Puget Sound Energy
6.274%, 03/15/37                     30               30
SBC Communications
5.100%, 09/15/14                     125              121
Schering-Plough
6.750%, 12/01/33                     70               76
5.550%, 12/01/13                     115              114
Shell International
5.625%, 06/27/11                     100              102
Simon Property Group,
Callable: 12/02/11 @ 100.00
5.000%, 03/01/12                     35               34
SLM
5.450%, 04/25/11                     190              190
Southern Power, Ser B
6.250%, 07/15/12                     55               57
Telecom Italia Capital
4.000%, 11/15/08                     180              175
Union Pacific
3.875%, 02/15/09                     190              184
Wachovia MTN
5.700%, 08/01/13                     150              152
Wal-Mart Stores
4.550%, 05/01/13                     50               48

                                             Face
Description                                  Amount (000)      Value (000)
Corporate Bonds - continued
Washington Mutual Financial
6.875%, 05/15/11                             $ 40     $        42
Weyerhaeuser
5.950%, 11/01/08                             15                15
Wyeth
5.500%, 02/01/14                             70                70
Xcel Energy
7.000%, 12/01/10                             165               173
Total Corporate Bonds (Cost $6,597)                            6,562
Asset-Backed Securities - 0.0%
Home Equity Loans - 0.0%
Residential Asset Mortgage Program,
Ser 2004-RS12, Cl AI2
3.767%, 02/25/27                             1                 1
Total Asset-Backed Securities (Cost $1)                        1
Mortgage Related - 1.6%
Banc of America Mortgage, CMO (A)
4.777%, 05/25/35                             210               207
Bear Stearns, CMBS,
Ser 2005-T20, Cl A2(A)
5.127%, 10/12/42                             175               174
Banc of America Mortgage, CMO,
Ser 2004-8, Cl 3A1
5.250%, 10/25/19                             407               402
Bear Stearns, CMBS,
Ser 2004-PWR5, Cl A4
4.831%, 07/11/42                             100               97
Bear Stearns, CMBS,
Ser 2006-PW13, Cl A4
5.540%, 09/11/41                             220               220
Bear Stearns, CMBS,
Ser 2006-T22, Cl A2(A)
5.467%, 04/12/38                             215               216
Citigroup, CMBS, Ser 2004-C2, Cl A3
4.380%, 10/15/41                             225               215
Chase Mortgage Finance, CMO,
Ser 2004-S1, Cl A3
5.500%, 02/25/19                             13                13
Chase Mortgage Finance, CMO,
Ser 2006-A1, Cl 2A2(A)
6.100%, 09/25/36                             280               278
Chase Mortgage Finance, CMO,
Ser 2006-A1, Cl 4A1(A)
6.072%, 09/25/36                             223               223
Countrywide Home Loans, CMO,
Ser 2005-HYB8, Cl 2A1(A)
5.320%, 12/20/35                             198               197

OLD MUTUAL ASSET ALLOCATION

MODERATE GROWTH PORTFOLIO - concluded

SCHEDULE OF INVESTMENTS

AS OF JANUARY 31, 2007 (UNAUDITED)

                                             Face
Description                                  Amount (000)      Value (000)
Mortgage Related - continued
JPMorgan Mortgage Trust, CMO,
Ser 2006-A, Cl 3A2(A)
5.994%, 06/25/36                             $ 105    $        105
JPMorgan Chase, CMBS,
Ser 2004-CBX, Cl A4
4.529%, 01/12/37                             25                24
JPMorgan Chase, CMBS,
Ser 2005-LDP1, Cl A2
4.625%, 03/15/46                             108               105
Prime Mortgage Trust, CMO,
Ser 2005-2, Cl 1A3
5.250%, 07/25/20                             313               310
Wells Fargo, CMO,
Ser 2006-11, Cl A8
6.000%, 09/25/36                             214               213
Total Mortgage Related (Cost $3,014)                           2,999
Foreign Bonds - 0.6%
Canadian Government (CAD)
5.750%, 06/01/33                             70                74
5.250%, 06/01/13                             86                77
Citigroup (JPY)
2.400%, 10/31/25                             5,000             40
Deutschland Republic (EUR)
5.000%, 07/04/12                             60                82
3.750%, 01/04/15                             63                80
3.750%, 07/04/13                             121               155
3.500%, 01/04/16                             70                87
Netherlands Government (EUR)
4.250%, 07/15/13                             60                79
Nykredit (DKK)
4.000%, 01/01/08                             1,500             262
United Kingdom Gilt (GBP)
4.000%, 09/07/16                             170               310
Total Foreign Bonds (Cost $1,239)                              1,246
Repurchase  Agreement - 2.9%
Deutsche Bank 5.22%, dated 01/31/07, to be
repurchased on 02/01/07, repurchase
price $5,658,429 (collateralized by a
U.S. Government obligation, par value
$5,860,000, 4.400%, 03/24/11;
total market value $5,773,344) (D)           $5,658            5,658
Total Repurchase Agreement (Cost $5,658)                       5,658

Description                                  Shares             Value (000)
Warrants - 0.2%
Amorepacific 144A, expires 06/16/09*         9,800           $  76
Asian Paints 144A, expires 06/15/09*         6,200              99
IVRCL Infrastructures & Projects 144A,
expires 11/17/08*                            8,300              76
Nicholas Piramal India 144A,
expires 10/26/09*                            22,200             129
TXC 144A, expires 01/27/12*                  51,000             87
Total Warrants (Cost $411)                                      467
Total Investments - 99.6% (Cost $171,289)                       193,299
Other Assets and Liabilities, Net - 0.4%                        720
Total Net Assets - 100.0%                                    $  194,019

As of January 31, 2007, the Fund had the following forward foreign currency contracts outstanding:
                                                                 Unrealized
Settlement                                                       Appreciation/
Date          Currency to Deliver       Currency to Receive      (Depreciation)
----------    --------------------      -------------------      --------------
03/14/2007    EUR      (145,753)        AUD      240,000         $ (4,158)
03/14/2007    GBP      (89,362)         AUD      223,859         (1,912)
03/14/2007    EUR      (13,711)         CAD      20,744          (249)
03/14/2007    EUR      (80,000)         DKK      596,477         (12)
03/14/2007    AUD      (59,918)         EUR      35,433          (209)
03/14/2007    DKK      (1,808,573)      EUR      242,551         16
03/14/2007    GBP      (188,022)        EUR      282,315         (733)
03/14/2007    NOK      (1,079,806)      EUR      130,000         (3,655)
03/14/2007    EUR      (308,057)        JPY      46,978,680      (10,705)
03/14/2007    EUR      (81,836)         NOK      668,351         472
03/14/2007    EUR      (47,624)         SEK      429,576         (181)
03/14/2007    AUD      (151,168)        USD      119,121         1,879
03/14/2007    DKK      (60,000)         USD      10,443          (62)
03/14/2007    NZD      (75,233)         USD      50,000          (1,680)
03/14/2007    SEK      (95,038)         USD      14,080          364
03/14/2007    USD      (102,540)        CAD      116,845         (3,113)
03/14/2007    USD      (154,283)        DKK      864,446         (2,929)
03/14/2007    USD      (2,608,182)      EUR      1,956,526       (53,744)
03/14/2007    USD      (535,087)        GBP      270,672         (3,417)
03/14/2007    USD      (1,074,930)      JPY      122,656,280     (52,781)
03/14/2007    USD      (82,799)         NOK      505,866         (1,572)
03/14/2007    USD      (52,042)         NZD      76,230          322
TOTAL                                                           $(138,059)

For descriptions of abbreviations and footnotes, please refer to page 129.

The accompanying notes are an integral part of the financial statements.

OLD MUTUAL ASSET ALLOCATION GROWTH PORTFOLIO

MARKET OVERVIEW (UNAUDITED)

Strategic Asset Allocation Consultant: Ibbotson Associates Advisors, LLC

Performance Highlights

o For the six-month period ended January 31, 2007, the Old Mutual Asset Allocation Growth Portfolio outperformed the S&P 1500 Index. The Fund's Class A shares gained 14.43% at net asset value, while the S&P 1500 Index returned 13.64%.

o Acadian Asset Management, Inc.'s international equity mandate, Provident Investment Counsel, Inc.'s large-cap growth mandate and the emerging markets equity mandate sub-advised by Clay Finlay Inc. out- performed their respective benchmarks and enhanced performance during the period under review.

o Detracting from relative performance were Analytic Investors, Inc.'s large-cap blend mandate and the small-cap value mandates sub-advised by Thomson Horstmann & Bryant, Inc. and Thompson, Siegel & Walmsley, Inc.


Q. How did the Fund perform relative to its benchmark?

A. For the six-month period ended January 31, 2007, the Old Mutual Asset Allocation Growth Portfolio (the "Fund") outperformed the S&P 1500 Index. The Fund's Class A shares gained 14.43% at net asset value, while the S&P 1500 Index returned 13.64%. Performance for all share classes can be found on page 71.

Q. What investment environment did the Fund face during the past six months?

A. All 13 asset classes used to construct the Old Mutual Asset Allocation Portfolios produced positive returns for the six-month period ended January 31, 2007. This happens less frequently than many investors might think. During the last 10 years (120 rolling six-month periods), for example, this has only happened 21 times, or 17.5% of the time. More remarkably, all nine equity benchmarks for the equity asset classes returned more than 10% during the period. This has only occurred in nine other six-month periods during the last 10 years.

Q. Which market factors influenced the Fund's relative performance?

A. When compared to the Fund's asset allocation peers with similar risk targets, the Fund is diversified in more asset classes. The Fund's diversification in emerging markets and real estate boosted relative performance during the period.

Q. How did portfolio composition affect Fund performance?

A. The Fund's long-term (strategic) asset class models contributed to performance relative to the benchmark during the period. Dynamic decisions to underweight real estate in favor of U.S. equities detracted from performance, however, due to continued strong performance in real estate.

         Acadian Asset Management, Inc.'s international equity mandate, Provident Investment Counsel, Inc.'s large-cap growth mandate and the emerging markets equity mandate sub-advised by Clay Finlay Inc. outperformed their respective benchmarks and enhanced performance during the period under review. NII Holdings (formerly known as Nextel International), a provider of cellular communication services in Latin America benefited the Fund's performance. Also contributing to performance were computer and peripheral manufacturer, Hewlett-Packard, and producer, distributor and seller of construction materials, Vulcan Materials.

         Detracting from relative performance were Analytic Investors, Inc.'s large-cap blend mandate and the small-cap value mandates sub-advised by Thomson Horstmann & Bryant, Inc. and Thompson, Siegel & Walmsley, Inc. Archer-Daniels-Midland, an agricultural commodity and product firm, detracted from performance during the period. Also detracting from performance were software system manufacturer, Comverse Technology (no longer a Fund holding), and oil and gas exploration company, Occidental Petroleum.

Asset Allocation Growth Portfolio

MARKET OVERVIEW (UNAUDITED)

Strategic Asset Allocation Consultant: Ibbotson Associates Advisors, LLC

Q. What is the investment outlook for the global stock market?

A. Ibbotson Associates Advisors, LLC ("Ibbotson") believes that a stable U.S. economy is the most likely near-term scenario. The Federal Reserve ("Fed") continues to examine the macroeconomic data, and Ibbotson believes that there is no rate cut in sight. Core inflation remains above the 2% target, while the job market has recently produced surprisingly solid numbers. These factors, together with wage data and recent Fed meeting minutes, suggest that the next movement of the Fed funds rate is not likely to occur in the near future and that it may be a rate increase.

         The persistent outperformance of U.S. small-cap stocks, which has traditionally displayed strong serial correlation, has started fading, potentially giving way to a phase of large-cap stock outperformance. Sales growth remains near 10% for U.S. large-caps and fell to (2)% for small-caps. Ibbotson notes that large-cap stocks can be less cyclical, and that the U.S. business cycle may be approaching a peak. For these reasons, Ibbotson has shifted a small amount of the Fund's allocation away from mid- and small-cap U.S. equities and into large-cap equities.

Top Ten Holdings
as of January 31, 2007
NII Holdings               0.9%
Royal Dutch Shell, Cl A    0.9%
Pfizer                     0.9%
Hewlett-Packard            0.9%
Banco Santander
Central Hispano            0.8%
Microsoft                  0.8%
Boeing                     0.7%
QBE Insurance Group        0.7%
Zurich Financial Services  0.7%
American Tower, Cl A       0.7%
As a % of Total
Fund Investments           8.0%

Asset Allocation Growth Portfolio

PERFORMANCE AND PORTFOLIO SUMMARY (UNAUDITED)

Average Annual Total Returns as of January 31, 2007
                                                     6 Month  1 Year   Since
                                     Inception Date  Return*  Return   Inception
Class A with front-end load          9/30/04         7.89%    7.33%    14.94%
Class A without load                 9/30/04         14.43%   13.89%   17.89%
Class C with deferred sales load     9/30/04         12.96%   11.97%   17.00%
Class C without deferred sales load  9/30/04         13.96%   12.97%   17.00%
Class Z                              12/09/05        14.54%   14.09%   17.76%
Institutional Class                  9/30/04         14.45%   14.09%   18.15%
S&P 1500 Index                       9/30/04         13.64%   13.71%   14.01%

Past performance is not a guarantee of future results. Information about these performance results and the comparative indexes can be found on pages 1 and 2.

* Not annualized.

Fund Performance

                                     Institutional  S&P 1500
    Date       Class A    Class C    Class          Index
  9/30/2004     $9,425    $10,000    $10,000        $10,000
  7/31/2005    $11,019    $11,615    $11,711        $11,359
  7/31/2006    $12,093    $12,657    $12,892        $11,954
  1/31/2007    $13,838    $14,424    $14,755        $13,585

Past performance is not a guarantee of future results. The graph above compares an investment made in the Fund's Class A, C and Institutional shares on the inception date of 9/30/04 to an investment made in an unmanaged securities index on that date. The performance of the Fund's Class A shares shown in the line graph takes into account the maximum initial sales charge. The Fund's performance in this chart and the performance table assumes reinvestment of dividends and capital gain distributions but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Asset Class Weightings as of January 31, 2007 - % of Total Fund Investments

Common Stock                     73.2%
Foreign Common Stock             23.6%
Repurchase Agreement              2.5%
Warrants                          0.3%
Foreign Preferred Stock           0.2%
Investment Companies              0.2%

SCHEDULE OF INVESTMENTS

AS OF JANUARY 31, 2007 (UNAUDITED)

Description                                  Shares            Value (000)
Common Stock - 72.8%
Advertising Services - 0.1%
Getty Images*                                670      $        33
Inventiv Health*                             1,850             65
Total Advertising Services                                     98
Aerospace/Defense - 1.7%
Aerovironment*                               280               6
Boeing                                       10,461            937
Empresa Brasileira de Aeronautica ADR        2,400             97
General Dynamics                             7,280             569
Rockwell Collins                             9,170             626
Teledyne Technologies*                       1,130             43
Total Aerospace/Defense                                        2,278
Aerospace/Defense-Equipment - 0.5%
Alliant Techsystems*                         2,850             231
BE Aerospace*                                5,770             172
Curtiss-Wright                               1,700             65
DRS Technologies                             2,090             116
Goodrich                                     1,090             53
Total Aerospace/Defense-Equipment                              637
Agricultural Chemicals - 0.8%
Agrium                                       6,100             212
CF Industries Holdings                       2,600             79
Monsanto                                     13,610            750
Total Agricultural Chemicals                                   1,041
Agricultural Operations - 0.1%
Archer-Daniels-Midland                       535               17
Tejon Ranch*                                 1,140             62
Total Agricultural Operations                                  79
Airlines - 0.2%
AMR*                                         4,300             159
Republic Airways Holdings*                   2,670             51
UAL*                                         590               26
Total Airlines                                                 236
Apparel Manufacturers - 0.0%
Carter's*                                    800               20
Total Apparel Manufacturers                                    20
Applications Software - 1.0%
American Reprographics*                      1,875             59
Citrix Systems*                              2,155             68
Microsoft                                    33,510            1,034
Nuance Communications*                       9,870             114
Satyam Computer Services ADR                 2,800             65
Total Applications Software                                    1,340

Description                                      Shares       Value (000)
Auction House/Art Dealer - 0.0%
Premier Exhibitions*                             1,250    $   12
Total Auction House/Art Dealer                                12
Audio/Video Products - 0.1%
Harman International                             1,160        110
Total Audio/Video Products                                    110
Auto-Cars/Light Trucks - 0.0%
General Motors                                   1,622        53
Total Auto-Cars/Light Trucks                                  53
Auto-Medium & Heavy Duty Trucks - 0.0%
Force Protection*                                999          18
Total Auto-Medium & Heavy Duty Trucks                         18
Auto/Truck Parts & Equipment-Original - 0.0%
Amerigon*                                        3,843        42
Total Auto/Truck Parts & Equipment-Original                   42
B2B/E-Commerce - 0.0%
webMethods*                                      3,850        29
Total B2B/E-Commerce                                          29
Beverages-Non-Alcoholic - 0.2%
Coca-Cola                                        5,110        245
Total Beverages-Non-Alcoholic                                 245
Brewery - 0.3%
Cia Cervecerias Unidas ADR                       4,000        120
Grupo Modelo ADR, Cl C                           1,200        65
Molson Coors Brewing, Cl B                       3,000        242
Total Brewery                                                 427
Broadcast Services/Programming - 0.2%
Clear Channel Communications                     115          4
Grupo Televisa ADR                               6,700        198
Nexstar Broadcasting Group, Cl A*                6,630        41
Total Broadcast Services/Programming                          243
Building & Construction Products-Misc. - 0.0%
NCI Building Systems*                            500          28
Total Building & Construction Products-Misc.                  28
Building Products-Air &Heating - 0.0%
AAON                                             2,200        60
Total Building Products-Air & Heating                         60
Building Products-Cement/Aggregate - 0.1%
Martin Marietta Materials                        930          107
Total Building Products-Cement/Aggregate                      107

Description                                  Shares            Value (000)
Building Products-Light Fixtures - 0.2%
Genlyte Group*                               3,400    $        258
Total Building Products-Light Fixtures                         258
Building-Heavy Construction - 0.1%
Washington Group International*              2,970             170
Total Building-Heavy Construction                              170
Building-Mobile Home/Manufactured Housing - 0.1%
Williams Scotsman International*             3,420             69
Total Building-Mobile Home/
Manufactured Housing                                           69
Building-Residential/Commercial - 0.2%
DR Horton                                    1,540             45
Lennar, Cl A                                 780               42
Levitt, Cl A                                 5,180             73
Pulte Homes                                  1,250             43
Total Building-Residential/Commercial                          203
Cable TV - 0.1%
Comcast, Cl A*                               2,630             114
Mediacom Communications, Cl A*               9,825             78
Total Cable TV                                                 192
Casino Hotels - 0.4%
Harrah's Entertainment                       832               70
Melco PBL Entertainment ADR*                 70                2
MGM Mirage*                                  6,650             466
Total Casino Hotels                                            538
Casino Services - 0.1%
International Game Technology                2,790             121
Total Casino Services                                          121
Cellular Telecommunications - 1.0%
America Movil, Ser L ADR                     2,200             98
NII Holdings*                                15,793            1,166
Turkcell Iletisim Hizmet ADR                 7,362             106
Total Cellular Telecommunications                              1,370
Chemicals-Diversified - 0.5%
E.I. du Pont de Nemours                      9,920             492
Lyondell Chemical                            460               14
Nova Chemicals                               3,750             115
Olin                                         1,965             33
Total Chemicals-Diversified                                    654
Chemicals-Specialty - 0.3%
Ashland                                      3,300             230
Hercules*                                    5,659             111
Terra Industries*                            7,050             100
Total Chemicals-Specialty                                      441

Description                                  Shares            Value (000)
Circuit Boards - 0.0%
Park Electrochemical                         1,780    $        47
Total Circuit Boards                                           47
Coal - 0.1%
Arch Coal                                    660               20
Consol Energy                                3,900             134
Massey Energy                                1,640             39
Total Coal                                                     193
Commercial Banks Non-US - 0.2%
Banco Bradesco ADR                           2,800             114
ICICI Bank ADR                               1,900             84
Kazkommertsbank GDR*                         4,200             93
Total Commercial Banks Non-US                                  291
Commercial Banks-Central US - 0.4%
Bank Mutual                                  7,850             93
First Busey                                  1,900             45
Heartland Financial USA                      1,750             50
Independent Bank                             1,800             40
Irwin Financial                              2,600             57
MB Financial                                 2,700             100
Oak Hill Financial                           1,100             30
Old Second Bancorp                           1,700             49
Total Commercial Banks-Central US                              464
Commercial Banks-Eastern US - 0.1%
Independent Bank                             1,900             61
Signature Bank*                              2,000             66
Yardville National Bancorp                   1,500             57
Total Commercial Banks-Eastern US                              184
Commercial Banks-Southern US - 0.4%
Colonial BancGroup                           10,600            260
Compass Bancshares                           3,700             226
Eurobancshares*                              2,550             22
Oriental Financial Group                     3,300             42
Total Commercial Banks-Southern US                             550
Commercial Banks-Western US - 0.3%
AmericanWest Bancorp                         2,300             52
Centennial Bank Holdings*                    9,200             81
Community Bancorp*                           865               29
Glacier Bancorp                              1,950             46
ITLA Capital                                 1,450             88
Silver State Bancorp*                        1,650             43
Sterling Financial                           2,400             80
SVB Financial Group*                         1,540             72
Total Commercial Banks-Western US                              491
Commercial Services - 0.4%
Arbitron                                     1,510             70
ChoicePoint*                                 1,145             44

SCHEDULE OF INVESTMENTS

AS OF JANUARY 31, 2007 (UNAUDITED)

Description                                  Shares            Value (000)
Commercial Services - continued
CoStar Group*                                825      $        39
ExlService Holdings*                         1,043             26
PeopleSupport*                               2,251             54
Providence Service*                          1,575             34
TeleTech Holdings*                           2,887             78
Total Commercial Services                                      345
Commercial Services-Finance - 0.1%
H&R Block                                    1,120             27
Wright Express*                              1,810             56
Total Commercial Services-Finance                              83
Communications Software - 0.0%
Avid Technology*                             780               29
Total Communications Software                                  29
Computer Aided Design - 0.0%
Parametric Technology*                       2,850             56
Total Computer Aided Design                                    56
Computer Services - 0.8%
Ceridian*                                    6,800             204
Cognizant Technology Solutions, Cl A*        8,510             726
Perot Systems, Cl A*                         5,970             98
Syntel                                       502               16
Unisys*                                      1,150             10
Total Computer Services                                        1,054
Computer Software - 0.0%
Double-Take Software*                        2,350             30
Total Computer Software                                        30
Computers - 1.8%
Apple*                                       10,240            878
Dell*                                        6,720             163
Hewlett-Packard                              26,242            1,136
International Business Machines              2,461             244
Rackable Systems*                            900               17
Total Computers                                                2,438
Computers-Integrated Systems - 0.1%
Kronos*                                      900               34
NCR*                                         1,834             87
Total Computers-Integrated Systems                             121
Computers-Memory Devices - 0.5%
EMC*                                         16,670            233
Hutchinson Technology*                       1,600             36
Network Appliance*                           1,543             58
Seagate Technology                           7,400             200
SimpleTech*                                  6,825             75
Total Computers-Memory Devices                                 602

Description                                  Shares            Value (000)
Computers-Peripheral Equipment - 0.0%
Logitech International*                      330      $        10
Total Computers-Peripheral Equipment                           10
Consulting Services - 0.2%
Advisory Board*                              1,200             67
Corporate Executive Board                    975               88
Forrester Research*                          950               27
Huron Consulting Group*                      825               43
LECG*                                        4,780             69
Total Consulting Services                                      294
Consumer Products-Miscellaneous - 0.1%
Clorox                                       1,056             69
Total Consumer Products-Miscellaneous                          69
Containers-Paper/Plastic - 0.2%
Sealed Air                                   3,750             247
Total Containers-Paper/Plastic                                 247
Cosmetics & Toiletries - 0.0%
Elizabeth Arden*                             1,150             22
Total Cosmetics & Toiletries                                   22
Cruise Lines - 0.3%
Carnival                                     6,583             339
Total Cruise Lines                                             339
Data Processing/Management - 0.2%
Automatic Data Processing                    5,220             249
Dun & Bradstreet                             230               20
Fair Isaac                                   520               21
NAVTEQ*                                      400               14
Total Data Processing/Management                               304
Diagnostic Equipment - 0.0%
Gen-Probe*                                   850               44
Total Diagnostic Equipment                                     44
Diagnostic Kits - 0.2%
Inverness Medical Innovations*               2,250             93
Quidel*                                      4,687             64
Total Diagnostic Kits                                          157
Dialysis Centers - 0.1%
DaVita*                                      470               26
Dialysis Corp of America*                    4,040             53
Total Dialysis Centers                                         79
Disposable Medical Products - 0.0%
C.R. Bard                                    600               49
Total Disposable Medical Products                              49

Description                                  Shares            Value (000)
Distribution/Wholesale - 0.1%
Beacon Roofing Supply*                       2,370    $        49
Bell Microproducts*                          7,470             54
Fastenal                                     1,000             37
Owens & Minor                                1,500             50
Watsco                                       900               46
Total Distribution/Wholesale                                   236
Diversified Manufacturing Operations - 1.7%
3M                                           5,510             409
Dover                                        4,950             246
ESCO Technologies*                           4,283             205
General Electric                             14,900            537
Griffon*                                     1,000             26
Honeywell International                      7,299             333
Illinois Tool Works                          8,146             415
Trinity Industries                           170               7
Tyco International                           6,636             212
Total Diversified Manufacturing Operations                     2,390
Diversified Minerals - 0.1%
Cia Vale do Rio Doce ADR                     3,300             112
Total Diversified Minerals                                     112
Diversified Operations - 0.1%
Resource America, Cl A                       2,550             68
Walter Industries                            1,390             39
Total Diversified Operations                                   107
Drug Delivery Systems - 0.0%
Conor Medsystems*                            490               16
Noven Pharmaceuticals*                       1,200             33
Total Drug Delivery Systems                                    49
E-Commerce/Products - 0.1%
Submarino GDR 144A                           1,200             73
Total E-Commerce/Products                                      73
E-Commerce/Services - 0.0%
Expedia*                                     2,143             46
Total E-Commerce/Services                                      46
E-Services/Consulting - 0.0%
Perficient*                                  902               19
Total E-Services/Consulting                                    19
Educational Software - 0.1%
Blackboard*                                  2,800             82
Total Educational Software                                     82
Electric Products-Miscellaneous - 0.2%
Emerson Electric                             5,548             249
Total Electric Products-Miscellaneous                          249

Description                                  Shares            Value (000)
Electric-Generation - 0.0%
AES*                                         1,171    $        24
Total Electric-Generation                                      24
Electric-Integrated - 1.7%
Alliant Energy                               5,500             200
Centerpoint Energy                           17,100            295
Dominion Resources                           3,400             282
DTE Energy                                   5,600             260
Duke Energy                                  11,644            229
Entergy                                      4,926             457
OGE Energy                                   4,400             170
PPL                                          6,800             242
TXU                                          2,578             140
Total Electric-Integrated                                      2,275
Electronic Components-Miscellaneous - 0.2%
Benchmark Electronics*                       2,090             47
Flextronics International*                   2,980             34
Hon Hai Precision GDR 144A                   9,715             133
Hon Hai Precision Industry GDR               1,440             20
Total Electronic Components-Miscellaneous                      234
Electronic Components-Semiconductors - 0.8%
Actel*                                       2,500             45
DSP Group*                                   4,840             102
International Rectifier*                     640               27
MEMC Electronic Materials*                   4,200             220
Micron Technology*                           1,804             23
Microsemi*                                   2,200             40
Nvidia*                                      6,536             200
PMC-Sierra*                                  2,640             17
QLogic*                                      4,610             84
Samsung Electronics GDR 144A                 630               192
Semtech*                                     2,590             35
Texas Instruments                            761               24
Xilinx                                       1,870             45
Total Electronic Components-Semiconductors                     1,054
Electronic Design Automation - 0.1%
Comtech Group*                               1,350             22
Synplicity*                                  14,580            95
Total Electronic Design Automation                             117
Electronic Forms - 0.4%
Adobe Systems*                               14,155            550
Total Electronic Forms                                         550
Electronic Parts Distribution - 0.0%
Avnet*                                       880               27
Total Electronic Parts Distribution                            27

SCHEDULE OF INVESTMENTS

AS OF JANUARY 31, 2007 (UNAUDITED)

Description                                  Shares            Value (000)
Electronics-Military - 0.2%
EDO                                          2,550    $        59
L-3 Communications Holdings                  1,900             157
Total Electronics-Military                                     216
Engineering/R&D Services - 0.2%
Fluor                                        1,453             120
Shaw Group*                                  1,600             54
Stanley*                                     1,800             29
URS*                                         1,850             80
Total Engineering/R&D Services                                 283
Enterprise Software/Services - 0.7%
BMC Software*                                4,600             158
Concur Technologies*                         1,850             28
Lawson Software*                             14,460            109
Open Text*                                   4,050             76
Oracle*                                      23,120            397
Sybase*                                      9,050             234
Total Enterprise Software/Services                             1,002
Entertainment Software - 0.1%
Activision*                                  5,462             93
Electronic Arts*                             340               17
THQ*                                         1,550             47
Total Entertainment Software                                   157
Fiduciary Banks - 0.2%
Mellon Financial                             95                4
Northern Trust                               4,200             255
Total Fiduciary Banks                                          259
Filtration/Separation Products - 0.1%
Clarcor                                      3,100             107
Total Filtration/Separation Products                           107
Finance-Commercial - 0.0%
NewStar Financial*                           1,150             22
Total Finance-Commercial                                       22
Finance-Consumer Loans - 0.5%
Encore Capital Group*                        6,520             74
First Marblehead                             1,105             60
Nelnet, Cl A*                                2,000             55
Portfolio Recovery Associates*               1,185             52
SLM                                          8,210             377
Total Finance-Consumer Loans                                   618
Finance-Investment Banker/Broker - 1.8%
Citigroup                                    8,514             469
Evercore Partners, Cl A*                     1,096             37
Greenhill                                    1,185             89
JPMorgan Chase                               12,053            614
Lazard, Cl A                                 11,890            604

Description                                  Shares            Value (000)
Finance-Investment Banker/Broker - continued
Lehman Brothers Holdings                     4,510    $        371
Morgan Stanley                               3,347             277
Total Finance-Investment Banker/Broker                         2,461
Finance-Mortgage Loan/Banker - 0.2%
Fannie Mae                                   3,601             204
Total Finance-Mortgage Loan/Banker                             204
Finance-Other Services - 0.3%
Asset Acceptance Capital*                    8,415             130
Cbot Holdings, Cl A*                         525               89
GFI Group*                                   650               41
International Securities Exchange Holdings   775               32
Nasdaq Stock Market*                         3,310             113
Total Finance-Other Services                                   405
Financial Guarantee Insurance - 0.2%
AMBAC Financial Group                        1,030             91
MGIC Investment                              3,379             208
Triad Guaranty*                              260               13
Total Financial Guarantee Insurance                            312
Food-Dairy Products - 0.2%
Dean Foods*                                  5,535             245
Wimm-Bill-Dann Foods ADR                     1,300             84
Total Food-Dairy Products                                      329
Food-Miscellaneous/Diversified - 0.3%
ConAgra Foods                                4,705             121
Unilever ADR                                 8,660             231
Total Food-Miscellaneous/Diversified                           352
Food-Retail - 0.1%
Great Atlantic & Pacific Tea                 1,600             46
Kroger                                       4,886             125
Total Food-Retail                                              171
Food-Wholesale/Distribution - 0.1%
Sysco                                        5,310             183
Total Food-Wholesale/Distribution                              183
Forestry - 0.2%
Plum Creek Timber                            5,400             217
Total Forestry                                                 217
Gambling (Non-Hotel) - 0.1%
Pinnacle Entertainment*                      3,040             105
Total Gambling (Non-Hotel)                                     105
Gas-Distribution - 0.2%
Energen                                      5,300             245
WGL Holdings                                 410               13
Total Gas-Distribution                                         258

Description                                  Shares            Value (000)
Gold Mining - 0.1%
Randgold Resources ADR*                      7,200    $        169
Total Gold Mining                                              169
Golf - 0.0%
Callaway Golf                                1,230             20
Total Golf                                                     20
Hazardous Waste Disposal - 0.1%
Stericycle*                                  1,180             91
Total Hazardous Waste Disposal                                 91
Health Care Cost Containment - 0.4%
Hooper Holmes*                               8,960             30
McKesson                                     8,675             484
Total Health Care Cost Containment                             514
Hotels & Motels - 0.2%
InterContinental Hotels ADR                  840               21
Marriott International, Cl A                 2,470             119
Starwood Hotels & Resorts Worldwide          1,923             120
Total Hotels & Motels                                          260
Human Resources - 0.9%
Hewitt Associates, Cl A*                     8,300             224
Hudson Highland Group*                       3,330             53
Kenexa*                                      2,011             73
Labor Ready*                                 1,500             28
Manpower                                     1,850             135
Monster Worldwide*                           12,660            625
Total Human Resources                                          1,138
Import/Export - 0.0%
Castle Brands*                               2,506             16
Total Import/Export                                            16
Independent Power Producer - 0.1%
Mirant*                                      730               25
Reliant Energy*                              2,810             42
Total Independent Power Producer                               67
Industrial Automation/Robot - 0.0%
Cognex                                       860               19
Total Industrial Automation/Robot                              19
Industrial Gases - 0.6%
Air Products & Chemicals                     370               28
Praxair                                      12,485            787
Total Industrial Gases                                         815
Instruments-Controls - 0.1%
Watts Water Technologies, Cl A               2,950             130
Total Instruments-Controls                                     130

Description                                  Shares            Value (000)
Instruments-Scientific - 0.2%
PerkinElmer                                  8,200    $        196
Thermo Fisher Scientific*                    4,052             194
Total Instruments-Scientific                                   390
Insurance Brokers - 0.3%
AON                                          3,216             115
Brown & Brown                                7,200             204
Marsh & McLennan                             4,250             126
Total Insurance Brokers                                        445
Internet Application Software - 0.1%
Cryptologic                                  1,800             45
DealerTrack Holdings*                        2,138             59
Vocus*                                       2,114             40
Total Internet Application Software                            144
Internet Connective Services - 0.0%
Cogent Communications Group*                 2,707             57
Total Internet Connective Services                             57
Internet Infrastructure Software - 0.1%
F5 Networks*                                 750               54
Openwave Systems*                            3,700             33
Opsware*                                     4,438             35
Total Internet Infrastructure Software                         122
Internet Security - 0.2%
Ipass*                                       4,020             21
Symantec*                                    11,140            197
Total Internet Security                                        218
Investment Management/Advisory Services - 0.2%
Affiliated Managers Group*                   775               86
Legg Mason                                   1,110             117
Total Investment Management/
Advisory Services                                              203
Lasers-Systems/Components - 0.1%
Electro Scientific Industries*               4,230             89
Newport*                                     2,400             48
Total Lasers-Systems/Components                                137
Life/Health Insurance - 0.3%
Cigna                                        2,500             331
KMG America*                                 2,985             28
Total Life/Health Insurance                                    359
Machine Tools & Related Products - 0.2%
Kennametal                                   4,100             253
Total Machine Tools & Related Products                         253

SCHEDULE OF INVESTMENTS

AS OF JANUARY 31, 2007 (UNAUDITED)

Description                                  Shares            Value (000)
Machinery-Construction & Mining - 0.7%
Caterpillar                                  11,759   $        753
Terex*                                       2,900             165
Total Machinery-Construction & Mining                          918
Machinery-Electric - 0.1%
Franklin Electric                            1,650             83
Total Machinery-Electric                                       83
Machinery-General Industry - 0.0%
Gardner Denver*                              1,300             50
Total Machinery-General Industry                               50
Machinery-Print Trade - 0.0%
Zebra Technologies, Cl A*                    950               33
Total Machinery-Print Trade                                    33
Medical Imaging Systems - 0.0%
Vital Images*                                900               30
Total Medical Imaging Systems                                  30
Medical Information Systems - 0.4%
Allscripts Healthcare Solutions*             1,240             38
Cerner*                                      9,515             427
Eclipsys*                                    600               12
IMS Health                                   1,440             42
Phase Forward*                               2,400             32
Total Medical Information Systems                              551
Medical Instruments - 0.7%
Cambridge Heart*                             24,660            65
Conceptus*                                   3,850             89
Datascope                                    1,200             44
Medtronic                                    11,530            616
Natus Medical*                               4,190             64
St. Jude Medical*                            700               30
Symmetry Medical*                            5,910             81
Total Medical Instruments                                      989
Medical Labs & Testing Services - 0.2%
Covance*                                     660               41
Laboratory Corp of America Holdings*         2,400             176
Total Medical Labs & Testing Services                          217
Medical Products - 0.5%
Baxter International                         7,212             358
Becton Dickinson                             160               12
Haemonetics*                                 1,200             58
Henry Schein*                                2,350             119
PSS World Medical*                           2,200             44
Syneron Medical*                             1,940             48
Vital Signs                                  900               47
Total Medical Products                                         686

Description                                  Shares            Value (000)
Medical-Biomedical/Genetic - 1.0%
Barrier Therapeutics*                        12,630   $        92
Cambrex                                      3,420             75
Celgene*                                     2,010             108
Enzon Pharmaceuticals*                       2,520             22
Genzyme*                                     10,630            699
Integra Lifesciences*                        1,550             67
Invitrogen*                                  760               46
Keryx Biopharmaceuticals*                    4,000             46
Lifecell*                                    1,170             28
Medimmune*                                   480               17
Nektar Therapeutics*                         2,550             32
Orchid Cellmark*                             6,370             24
PDL BioPharma*                               3,496             72
Total Medical-Biomedical/Genetic                               1,328
Medical-Drugs - 2.8%
Adams Respiratory Therapeutics*              4,790             215
Allergan                                     4,240             495
Angiotech Pharmaceuticals*                   10,880            95
Aspreva Pharmaceuticals*                     2,960             59
Bristol-Myers Squibb                         13,159            379
Dr Reddy's ADR              5,600            94
Pfizer                                       43,438            1,140
Santarus*                                    7,875             55
Schering-Plough                              31,893            797
Wyeth                                        7,666             379
Total Medical-Drugs                                            3,708
Medical-Generic Drugs - 0.2%
Perrigo                                      4,930             85
Teva Pharmaceutical Industries ADR           3,000             106
Zentiva GDR                                  1,200             72
Total Medical-Generic Drugs                                    263
Medical-HMO - 0.8%
Humana*                                      1,053             59
UnitedHealth Group                           8,724             456
WellPoint*                                   6,356             498
Total Medical-HMO                                              1,013
Medical-Nursing Homes - 0.0%
Assisted Living Concepts, Cl A*              2,500             27
Total Medical-Nursing Homes                                    27
Medical-Outpatient/Home Medical - 0.1%
Lincare Holdings*                            1,580             62
Radiation Therapy Services*                  3,285             98
Total Medical-Outpatient/Home Medical                          160
Medical-Wholesale Drug Distributors - 0.3%
AmerisourceBergen                            3,900             204
Cardinal Health                              3,607             258
Total Medical-Wholesale Drug Distributors                      462

Description                                  Shares            Value (000)
Metal Processors & Fabricators - 0.3%
Commercial Metals                            8,000    $        217
Ladish*                                      1,780             72
Precision Castparts                          1,180             105
Total Metal Processors & Fabricators                           394
Metal-Aluminum - 0.2%
Alcoa                                        8,780             284
Total Metal-Aluminum                                           284
Metal-Copper - 0.1%
Phelps Dodge                                 1,286             159
Total Metal-Copper                                             159
Metal-Diversified - 0.1%
Freeport-McMoRan Copper & Gold, Cl B         2,806             161
Total Metal-Diversified                                        161
Miscellaneous Manufacturing - 0.0%
Aptargroup                                   340               21
Total Miscellaneous Manufacturing                              21
Multi-Line Insurance - 1.8%
Allstate                                     6,125             369
American International Group                 5,200             356
Cincinnati Financial                         5,900             264
Hartford Financial Services Group            4,710             447
Loews                                        6,748             293
Metlife                                      2,679             166
XL Capital, Cl A                             7,693             531
Total Multi-Line Insurance                                     2,426
Multimedia - 0.3%
Entravision Communications, Cl A*            3,680             30
Gemstar-TV Guide International*              16,190            65
Walt Disney                                  7,137             251
Total Multimedia                                               346
Networking Products - 0.2%
Anixter International*                       100               6
Cisco Systems*                               7,270             193
Foundry Networks*                            2,900             42
Netgear*                                     810               21
Total Networking Products                                      262
Non-Ferrous Metals - 0.3%
Cameco                                       10,710            408
USEC*                                        2,280             31
Total Non-Ferrous Metals                                       439

Description                                  Shares               Value (000)
Non-Hazardous Waste Disposal - 0.1%
Allied Waste Industries*                     2,410             $  31
Waste Management                             3,840                146
WCA Waste*                                   2,230                15
Total Non-Hazardous Waste Disposal                                192
Office Automation & Equipment - 0.0%
Pitney Bowes                                 1,310                63
Total Office Automation & Equipment                               63
Office Supplies & Forms - 0.2%
Avery Dennison                               3,900                267
Total Office Supplies & Forms                                     267
Oil & Gas Drilling - 0.3%
Atlas America*                               1,550                83
Diamond Offshore Drilling                    540                  45
Pride International*                         555                  16
Rowan                                        630                  21
Todco*                                       1,930                67
Transocean*                                  2,381                184
Total Oil & Gas Drilling                                          416
Oil Companies-Exploration & Production - 0.9%
Arena Resources*                             500                  21
ATP Oil & Gas*                               1,230                51
Berry Petroleum, Cl A                        850                  26
Cabot Oil & Gas                              700                  45
Comstock Resources*                          900                  29
Denbury Resources*                           1,340                37
Forest Oil*                                  1,000                32
Goodrich Petroleum*                          500                  18
Mariner Energy*                              840                  17
Newfield Exploration*                        3,700                158
Parallel Petroleum*                          1,580                31
Pogo Producing                               210                  11
Southwestern Energy*                         15,020               578
Stone Energy*                                1,820                62
Ultra Petroleum*                             980                  51
Total Oil Companies-Exploration & Production                      1,167
Oil Companies-Integrated - 1.8%
BP ADR                                       2,700                171
Chevron                                      1,841                134
ConocoPhillips                               6,847                455
Exxon Mobil                                  7,044                522
Hess                                         3,850                208
LUKOIL ADR                                   1,100                87
Occidental Petroleum                         9,574                444
Petroleo Brasileiro ADR                      2,600                256
Surgutneftegaz ADR                           1,400                85
Total Oil Companies-Integrated                                    2,362

SCHEDULE OF INVESTMENTS

AS OF JANUARY 31, 2007 (UNAUDITED)

Description                                           Shares        Value (000)
Oil Field Machinery & Equipment - 0.2%
Dresser-Rand Group*                                   2,950    $    77
Grant Prideco*                                        1,140         45
Lone Star Technologies*                               1,200         58
Metretek Technologies*                                2,075         27
National Oilwell Varco*                               1,310         79
Total Oil Field Machinery & Equipment                               286
Oil Refining & Marketing - 0.2%
Tesoro                                                3,400         280
Total Oil Refining & Marketing                                      280
Oil-Field Services - 0.5%
Hanover Compressor*                                   1,320         26
Helix Energy Solutions*                               3,400         109
Hercules Offshore*                                    2,450         65
Hornbeck Offshore Services*                           1,900         52
Key Energy Services*                                  3,100         51
North American Energy Partners*                       1,800         31
SEACOR Holdings*                                      800           81
Superior Energy Services*                             3,050         92
Tetra Technologies*                                   1,700         40
W-H Energy Services*                                  2,505         114
Total Oil-Field Services                                            661
Paper & Related Products - 0.3%
Abitibi-Consolidated                                  48,270        157
Bowater                                               2,500         68
Caraustar Industries*                                 4,970         40
Neenah Paper                                          1,815         62
Smurfit-Stone Container*                              3,810         41
Total Paper & Related Products                                      368
Pharmacy Services - 0.5%
Caremark Rx                                           117           7
Medco Health Solutions*                               3,776         224
Omnicare                                              11,825        475
Total Pharmacy Services                                             706
Photo Equipment & Supplies - 0.1%
Eastman Kodak                                         3,228         83
Total Photo Equipment & Supplies                                    83
Physical Practice Management - 0.1%
Pediatrix Medical Group*                              3,600         189
Total Physical Practice Management                                  189
Physical Therapy/Rehabilitation Centers - 0.1%
Psychiatric Solutions*                                4,145         161
Total Physical Therapy/Rehabilitation Centers                       161

Description                                  Shares            Value (000)
Pipelines - 0.7%
El Paso                                      20,165   $        313
National Fuel Gas                            5,050             206
Questar                                      2,800             227
Spectra Energy                               5,772             151
Total Pipelines                                                897
Platinum - 0.0%
Stillwater Mining*                           1,530             20
Total Platinum                                                 20
Power Conversion/Supply Equipment - 0.2%
American Power Conversion                    7,068             217
Delta Electronics GDR                        6,720             110
Total Power Conversion/Supply Equipment                        327
Printing-Commercial - 0.2%
RR Donnelley & Sons                          7,017             260
Total Printing-Commercial                                      260
Property/Casualty Insurance - 0.7%
Arch Capital Group*                          3,400             220
Safeco                                       4,569             292
St. Paul Travelers                           3,520             179
WR Berkley                                   7,150             237
Total Property/Casualty Insurance                              928
Publishing-Books - 0.2%
Courier                                      1,900             75
Scholastic*                                  3,555             126
Total Publishing-Books                                         201
Publishing-Newspapers - 0.1%
Gannett                                      3,021             176
Total Publishing-Newspapers                                    176
Publishing-Periodicals - 0.0%
Playboy Enterprises, Cl B*                   5,670             63
Total Publishing-Periodicals                                   63
Quarrying - 0.5%
Vulcan Materials                             5,983             609
Total Quarrying                                                609
Radio - 0.1%
Radio One, Cl D*                             8,640             63
Spanish Broadcasting System, Cl A*           6,845             28
Total Radio                                                    91
Real Estate Management/Services - 0.3%
CB Richard Ellis Group, Cl A*                9,860             371
Total Real Estate Management/Services                          371

Description                                  Shares            Value (000)
Real Estate Operation/Development - 0.2%
Brookfield Properties                        4,388    $        204
Total Real Estate Operation/Development                        204
Reinsurance - 0.8%
Allied World Assurance Holdings              920               39
Aspen Insurance Holdings                     6,105             156
Axis Capital Holdings                        1,005             33
Berkshire Hathaway, Cl B*                    52                191
Endurance Specialty Holdings                 3,050             104
Everest Re Group                             190               18
Montpelier Re Holdings                       7,830             136
PartnerRe                                    3,650             248
Platinum Underwriters Holdings               3,240             97
Total Reinsurance                                              1,022
REITs-Apartments - 1.3%
Apartment Investment & Management, Cl A      3,100             194
Archstone-Smith Trust                        6,208             392
AvalonBay Communities                        2,514             373
BRE Properties, Cl A                         2,601             181
Camden Property Trust                        1,189             93
Equity Residential                           7,152             402
GMH Communities Trust                        5,663             56
United Dominion Realty Trust                 3,254             107
Total REITs-Apartments                                         1,798
REITs-Diversified - 0.6%
Digital Realty Trust                         4,225             152
PS Business Parks                            1,713             128
Vornado Realty Trust                         4,069             498
Total REITs-Diversified                                        778
REITs-Hotels - 0.5%
Ashford Hospitality Trust                    4,580             56
DiamondRock Hospitality                      4,537             86
Host Hotels & Resorts                        15,492            410
LaSalle Hotel Properties                     2,424             115
Total REITs-Hotels                                             667
REITs-Manufactured Homes - 0.1%
Equity Lifestyle Properties                  1,467             81
Total REITs-Manufactured Homes                                 81
REITs-Office Property - 1.3%
Alexandria Real Estate Equities              2,246             243
American Financial Realty Trust              5,010             56
Boston Properties                            4,781             603
Corporate Office Properties Trust            3,664             195
Equity Office Properties Trust               76                4
Kilroy Realty                                1,734             150

Description                          Shares           Value (000)
REITs-Office Property - continued
Mack-Cali Realty                     1,916   $        107
SL Green Realty                      2,399            352
Total REITs-Office Property                           1,710
REITs-Regional Malls - 1.1%
CBL & Associates Properties          4,000            188
Macerich                             3,469            332
Simon Property Group                 6,961            796
Taubman Centers                      3,713            216
Total REITs-Regional Malls                            1,532
REITs-Shopping Centers - 0.7%
Developers Diversified Realty        3,737            251
Federal Realty Investment Trust      2,156            201
Kimco Realty                         5,759            285
Regency Centers                      2,938            256
Total REITs-Shopping Centers                          993
REITs-Storage - 0.5%
Public Storage                       5,384            586
U-Store-It Trust                     4,151            91
Total REITs-Storage                                   677
REITs-Warehouse/Industrial - 0.5%
EastGroup Properties                 1,934            106
Prologis                             7,614            495
Total REITs-Warehouse/Industrial                      601
Rental Auto/Equipment - 0.1%
Avis Budget Group                    710              18
H&E Equipment Services*              2,700            64
Total Rental Auto/Equipment                           82
Retail-Apparel/Shoe - 0.9%
Abercrombie & Fitch, Cl A            5,495            437
Aeropostale*                         3,580            129
AnnTaylor Stores*                    1,600            55
Bebe Stores                          1,500            28
Childrens Place Retail Stores*       850              46
Claire's Stores                      5,700            196
Footstar*                            11,060           71
Men's Wearhouse                      4,500            193
New York*                            3,000            44
Total Retail-Apparel/Shoe                             1,199
Retail-Building Products - 0.5%
Lowe's                               21,710           732
Total Retail-Building Products                        732
Retail-Computer Equipment - 0.1%
GameStop, Cl A*                      1,600            85
Total Retail-Computer Equipment                       85

SCHEDULE OF INVESTMENTS

AS OF JANUARY 31, 2007 (UNAUDITED)

Description                                     Shares            Value (000)
Retail-Consumer Electronics - 0.4%
Best Buy                                        9,840    $        496
Total Retail-Consumer Electronics                                 496
Retail-Discount - 0.4%
Citi Trends*                                    1,181             46
Dollar General                                  9,135             155
Wal-Mart Stores                                 5,593             267
Total Retail-Discount                                             468
Retail-Drug Store - 0.7%
CVS                                             24,030            809
Rite Aid*                                       25,000            154
Total Retail-Drug Store                                           963
Retail-Jewelry - 0.1%
Movado Group                                    2,950             85
Total Retail-Jewelry                                              85
Retail-Major Department Store - 0.2%
Saks                                            12,200            229
Total Retail-Major Department Store                               229
Retail-Office Supplies - 0.0%
Office Depot*                                   762               28
OfficeMax                                       570               28
Total Retail-Office Supplies                                      56
Retail-Propane Distribution - 0.1%
Star Gas Partners LP*                           36,490            131
Total Retail-Propane Distribution                                 131
Retail-Regional Department Store - 0.4%
Dillard's, Cl A                                 4,900             168
Kohl's*                                         4,450             316
Total Retail-Regional Department Store                            484
Retail-Restaurants - 0.6%
BJ's Restaurants*                               1,150             23
Cheesecake Factory*                             880               24
Chipotle Mexican Grill, Cl A*                   800               48
Panera Bread, Cl A*                             1,030             61
Ruth's Chris Steak House*                       1,800             39
Starbucks*                                      18,685            653
Total Retail-Restaurants                                          848
Retail-Sporting Goods - 0.1%
Dick's Sporting Goods*                          810               42
Hibbett Sporting Goods*                         1,350             43
Zumiez*                                         1,220             40
Total Retail-Sporting Goods                                       125

Description                          Shares           Value (000)
Retail-Video Rental - 0.1%
Blockbuster, Cl A*                   13,375  $        87
Total Retail-Video Rental                             87
Retirement/Aged Care - 0.0%
Sunrise Senior Living*               1,600            57
Total Retirement/Aged Care                            57
S&L/Thrifts-Central US - 0.2%
Citizens First Bancorp               1,700            46
Franklin Bank*                       2,600            49
MAF Bancorp                          2,450            110
Total S&L/Thrifts-Central US                          205
S&L/Thrifts-Eastern US - 0.5%
Brookline Bancorp                    3,400            45
Clifton Savings Bancorp              2,800            34
Dime Community Bancshares            5,350            72
Flushing Financial                   4,400            77
Investors Bancorp*                   5,500            85
KNBT Bancorp                         3,700            60
NewAlliance Bancshares               5,200            83
Northwest Bancorp                    1,750            46
Partners Trust Financial Group       1,500            17
Provident Financial Services         2,150            39
Provident New York Bancorp           6,750            99
Total S&L/Thrifts-Eastern US                          657
S&L/Thrifts-Southern US - 0.1%
Bankunited Financial, Cl A           2,750            76
Total S&L/Thrifts-Southern US                         76
S&L/Thrifts-Western US - 0.4%
PFF Bancorp                          2,700            92
Provident Financial Holdings         2,550            72
Washington Federal                   7,925            184
Washington Mutual                    5,276            235
Total S&L/Thrifts-Western US                          583
Satellite Telecom - 0.1%
Loral Space & Communications*        1,470            70
Total Satellite Telecom                               70
Schools - 0.3%
Capella Education*                   1,450            41
DeVry                                1,096            31
ITT Educational Services*            1,995            155
Learning Tree International*         5,400            57
Strayer Education                    425              48
Total Schools                                         332

Description                          Shares           Value (000)
Seismic Data Collection - 0.0%
Seitel*                              11,450  $        42
Total Seismic Data Collection                         42
Semiconductor Components-Integrated Circuits - 0.7%
Anadigics*                           5,270            47
ChipMOS Technologies*                9,150            66
Cirrus Logic*                        4,200            31
Cypress Semiconductor*               4,420            82
Integrated Device Technology*        9,150            138
Maxim Integrated Products            12,500           385
Powertech Technology GDR             9,800            82
United Microelectronics ADR          47,991           170
Total Semiconductor Components-
Integrated Circuits                                   1,001
Semiconductor Equipment - 0.3%
Applied Materials                    6,500            115
Brooks Automation*                   4,450            62
Cabot Microelectronics*              1,640            49
Credence Systems*                    1,980            10
Mattson Technology*                  4,250            37
Tessera Technologies*                800              31
Varian Semiconductor Equipment*      1,780            73
Total Semiconductor Equipment                         377
Software Tools - 0.0%
Borland Software*                    4,690            26
Total Software Tools                                  26
Steel Pipe & Tube - 0.1%
Mueller Water Products, Cl A         3,780            52
Mueller Water Products, Cl B         2,296            31
TMK GDR 144A*                        2,000            69
Total Steel Pipe & Tube                               152
Steel-Producers - 0.1%
Nucor                                1,800            116
Total Steel-Producers                                 116
Steel-Specialty - 0.1%
Allegheny Technologies               883              91
Total Steel-Specialty                                 91
Super-Regional Banks-US - 0.8%
Bank of America                      8,551            449
Capital One Financial                3,654            294
Wachovia                             831              47
Wells Fargo                          9,359            336
Total Super-Regional Banks-US                         1,126

Description                                  Shares            Value (000)
Telecommunications Equipment - 0.2%
Andrew*                                      1,550    $        16
CommScope*                                   3,575             116
Plantronics                                  5,270             104
Tollgrade Communications*                    6,510             65
Total Telecommunications Equipment                             301
Telecommunications Services - 0.5%
Amdocs*                                      5,825             202
Cbeyond*                                     1,675             50
Global Crossing*                             1,160             29
Mastec*                                      5,500             62
Orascom Telecom Holding GDR                  1,000             68
Orbcomm*                                     3,050             37
Time Warner Telecom, Cl A*                   7,080             165
Total Telecommunications Services                              613
Telephone-Integrated - 1.0%
AT&T                                         18,155            683
General Communication, Cl A*                 4,000             62
IDT, Cl B*                                   4,370             59
Philippine Long Distance Telephone ADR       2,600             137
Verizon Communications                       13,067            503
Total Telephone-Integrated                                     1,444
Television - 0.1%
Sinclair Broadcast Group, Cl A               6,135             72
Total Television                                               72
Therapeutics - 0.5%
CV Therapeutics*                             1,780             24
Gilead Sciences*                             9,630             619
Medicines*                                   1,150             35
Theravance*                                  860               30
Total Therapeutics                                             708
Tobacco - 1.2%
Altria Group                                 8,971             784
Imperial Tobacco Group ADR                   6,801             554
Reynolds American                            70                4
UST                                          5,156             296
Total Tobacco                                                  1,638
Tools-Hand Held - 0.3%
Stanley Works                                6,056             347
Total Tools-Hand Held                                          347
Toys - 0.1%
Mattel                                       6,935             169
Total Toys                                                     169

SCHEDULE OF INVESTMENTS

AS OF JANUARY 31, 2007 (UNAUDITED)

Description                                  Shares            Value (000)
Transactional Software - 0.1%
Innerworkings*                               3,092    $        40
Transaction Systems Architects*              1,770             64
VeriFone Holdings*                           1,050             42
Total Transactional Software                                   146
Transport-Equipment & Leasing - 0.1%
GATX                                         1,440             66
Greenbrier                                   1,090             31
Total Transport-Equipment & Leasing                            97
Transport-Marine - 0.0%
American Commercial Lines*                   550               39
Total Transport-Marine                                         39
Transport-Rail - 0.5%
Burlington Northern Santa Fe                 3,711             298
Canadian Pacific Railway                     3,200             175
CSX                                          5,400             199
Total Transport-Rail                                           672
Transport-Services - 0.1%
FedEx                                        880               97
UTI Worldwide                                2,300             70
Total Transport-Services                                       167
Transport-Truck - 0.2%
Forward Air                                  2,100             66
Heartland Express                            3,950             67
Knight Transportation                        3,100             58
Landstar Systems                             1,300             55
Total Transport-Truck                                          246
Veterinary Diagnostics - 0.0%
VCA Antech*                                  1,270             43
Total Veterinary Diagnostics                                   43
Vitamins & Nutrition Products - 0.1%
Herbalife*                                   2,090             69
Total Vitamins & Nutrition Products                            69
Water - 0.1%
California Water Service Group               2,250             90
Consolidated Water                           2,250             59
Total Water                                                    149
Web Hosting/Design - 0.0%
Equinix*                                     650               55
Total Web Hosting/Design                                       55
Web Portals/ISP - 0.8%
Google, Cl A*                                1,469             736
Yahoo!*                                      13,870            393
Total Web Portals/ISP                                          1,129

Description                          Shares           Value (000)
Wireless Equipment - 1.2%
American Tower, Cl A*                22,410  $        892
Motorola                             138              3
Nokia ADR                            16,636           368
Powerwave Technologies*              1,640            9
Qualcomm                             10,615           401
Total Wireless Equipment                              1,673
Wound, Burn & Skin Care - 0.0%
Obagi Medical Products*              2,375            32
Total Wound, Burn & Skin Care                         32
X-Ray Equipment - 0.0%
Hologic*                             530              29
Total X-Ray Equipment                                 29
Total Common Stock (Cost $85,345)                     97,619
Foreign Common Stock - 23.6%
Australia - 1.6%
BlueScope Steel                      340              2
Commander Communications             3,400            5
Commonwealth Bank of Australia       472              18
Insurance Australia Group            41,857           211
Leighton Holdings                    8,592            147
Perilya                              5,984            25
QBE Insurance Group                  38,102           914
Rio Tinto                            1,493            90
Sally Malay Mining*                  6,151            15
Santos                               32,690           238
Telstra                              6,848            23
Westpac Banking                      8,363            165
Zinifex                              16,726           217
Total Australia                                       2,070
Austria - 0.1%
Andritz                              300              65
Austrian Airlines*                   2,305            31
Voestalpine*                         800              46
Total Austria                                         142
Belgium - 1.1%
Belgacom                             3,536            160
Dexia                                15,536           462
Euronav                              40               1
Fortis                               18,378           774
KBC Groep                            735              93
Total Belgium                                         1,490
Brazil - 0.1%
Gafisa*                              6,800            99
Porto Seguro                         2,300            76
Total Brazil                                          175

Description                                  Shares            Value (000)
Canada - 0.5%
Canadian Imperial Bank of Commerce           3,400    $        291
IPSCO                                        1,700             172
Jean Coutu Group, Cl A                       1,600             21
Petro-Canada                                 200               8
South Atlantic Ventures*                     1,300             45
Teck Cominco, Cl B                           2,100             155
Total Canada                                                   692
China - 0.2%
China Communications
Construction, Cl H*                          93,000            106
Industrial & Commercial Bank
of China, Cl H*                              105,000           61
Total China                                                    167
Denmark - 0.1%
Jyske Bank*                                  1,400             109
Topdanmark*                                  300               54
Total Denmark                                                  163
Finland - 0.6%
Metso                                        4,600             245
Outokumpu                                    13,272            534
Rautaruukki                                  600               24
Total Finland                                                  803
France - 1.3%
Assurances Generales de France               50                8
BNP Paribas                                  4,160             466
Bouygues                                     5,801             393
Business Objects*                            50                2
CNP Assurances                               1,154             132
France Telecom                               3,440             96
Societe Generale                             3,673             652
Total France                                                   1,749
Germany - 2.0%
Allianz SE                                   2,825             566
Deutsche Bank                                61                9
Deutsche Boerse                              576               122
Deutsche Lufthansa                           13,560            381
MAN                                          6,297             667
Muenchener Rueckversicherungs                939               149
Salzgitter                                   1,996             257
ThyssenKrupp                                 10,665            507
Total Germany                                                  2,658
Hong Kong - 0.4%
ASM Pacific Technology                       13,000            78
China Everbright International               219,000           43
China Resources Enterprise                   32,000            100
CNOOC                                        174,000           149
Kingdee International Software Group         128,000           70

Description                                  Shares           Value (000)
Hong Kong - continued
Lee & Man Paper Manufacturing                24,000        $  57
Orient Overseas International                5,000            33
Vtech Holdings                               6,155            38
Total Hong Kong                                               568
Indonesia - 0.3%
Bank Niaga                                   761,000          76
Bank Rakyat Indonesia                        160,000          94
Ciputra Development*                         882,000          78
Astra International                          44,000           72
Ramayana Lestari Sentosa                     1,101,000        104
Total Indonesia                                               424
Italy - 1.0%
Banche Popolari Unite SCPA                   1,557            44
Banco Di Desio E Della Brianza Spa           1,518            19
Banco Popolare di Verona e Novara Scrl       8,087            255
ENI                                          27,134           874
IFIL - Investments                           17,855           155
Total Italy                                                   1,347
Japan - 3.7%
ABILIT                                       5,000            23
Bosch                                        3,000            15
Brother                                      13,000           181
Canon                                        9,600            507
Central Japan Railway                        63               676
Chugai Pharmaceutical                        200              5
Daito Trust Construction                     900              43
Diamond Lease                                1,400            70
Eisai                                        300              15
Fuji Heavy Industries                        12,000           63
Fujikura                                     14,000           122
Fujitsu General*                             4,000            9
Haseko*                                      19,500           76
Hosiden                                      2,100            24
JFE Holdings                                 8,700            484
JFE Shoji Holdings                           10,000           50
KDDI                                         36               255
Marubeni                                     23,000           125
Mazda Motor                                  18,000           118
Mori Seiki                                   3,300            72
Nikon                                        24,000           537
Nippon Steel                                 600              4
Nissan Diesel Motor                          11,000           40
Nomura Research Institute                    1,300            203
Santen Pharmaceutical                        425              12
SBI Holdings                                 352              137
Seiko                                        2,000            14
Shinsei Bank                                 27,000           149
Sumitomo Metal                               17,000           72

OLD MUTUAL ASSET ALLOCATION GROWTH PORTFOLIO - concluded

SCHEDULE OF INVESTMENTS

AS OF JANUARY 31, 2007 (UNAUDITED)

Description                          Shares           Value (000)
Japan - continued
Suzuki Motor                         10,800  $        311
Tokyo Tekko                          2,000            17
Toyota Boshoku                       8,300            175
UFJ Central Leasing                  200              10
Yamaha Motor                         6,000            186
Yamato Kogyo                         4,200            112
Yamazen                              2,000            13
Yaskawa Electric                     7,000            81
Total Japan                                           5,006
Malaysia - 0.1%
SP Setia                             45,000           77
Total Malaysia                                        77
Mexico - 0.1%
GEO SA de CV, Ser B*                 33,000           175
Total Mexico                                          175
Netherlands - 2.6%
Aegon                                13,180           260
Akzo Nobel                           5,892            371
ING Groep                            18,394           808
Royal Dutch Shell, Cl A              33,994           1,153
Koninklijke (Royal) KPN              56,712           820
Total Netherlands                                     3,412
New Zealand - 0.1%
Air New Zealand                      127,093          175
Telecom Corp of New Zealand          3,306            11
Total New Zealand                                     186
Norway - 0.1%
Statoil                              4,760            128
Tandberg                             3,400            57
Total Norway                                          185
Philippines - 0.2%
Ayala                                6,000            78
Bank of the Philippine Islands       49,000           73
Jollibee Foods                       73,000           64
Universal Robina                     246,000          96
Total Philippines                                     311
Portugal - 0.0%
Energias de Portugal                 3,700            19
Total Portugal                                        19
Russia - 0.2%
Novatek                              1,800            98
Sberbank                             35               116
Total Russia                                          214

Description                                  Shares            Value (000)
Singapore - 0.3%
SembCorp                                     17,000   $        48
Singapore Airlines                           19,000            218
Singapore Telecommunications                 29,450            67
StarHub                                      18,000            32
Total Singapore                                                365
South Africa - 0.1%
Standard Bank Group                          4,400             61
Truworths International                      25,000            119
Total South Africa                                             180
South Korea - 0.4%
Daegu Bank                                   8,200             136
Hyundai Motor                                1,800             129
Korea Investment Holdings                    1,310             57
Lotte Shopping                               220               86
MegaStudy*                                   500               69
NHN*                                         500               66
Total South Korea                                              543
Spain - 1.2%
Acerinox                                     14,173            388
Banco Santander Central Hispano              56,221            1,069
Fomento de Construcciones y Contratas        1,162             122
Grupo Catalana Occidente                     1,011             40
Telefonica                                   1,508             33
Total Spain                                                    1,652
Sweden - 0.9%
Lindex                                       3,200             44
Nordea Bank                                  42,000            659
Skandinaviska Enskilda Banken, Cl A          13,200            442
Total Sweden                                                   1,145
Switzerland - 1.0%
Converium Holding                            1,458             21
Geberit                                      43                73
Swatch Group                                 427               102
Swiss Life Holding*                          850               215
Zurich Financial Services                    3,363             908
Total Switzerland                                              1,319
Thailand - 0.2%
Amata                                        92,000            27
Amata NVDR                                   72,000            21
Bangkok Bank                                 45,000            146
Italian-Thai Development                     519,000           62
Total Thailand                                                 256

Description                                  Shares            Value (000)
United Kingdom - 3.1%
Antofagasta                                  44,560   $        410
Ashtead                                      15,545            53
AstraZeneca                                  5,816             326
Aviva                                        1,242             20
Barclays                                     14,959            218
BG Group                                     8,828             117
BHP Billiton                                 1,296             24
British Airways*                             70,790            752
British American Tobacco                     1,922             58
BT Group                                     101,409           613
easyJet*                                     8,297             107
HBOS                                         3,600             79
HSBC Holdings                                12,110            221
Inchcape                                     10,896            114
International Power                          2,348             17
Kazakhmys                                    4,833             100
Kelda Group                                  1,200             22
Marks & Spencer Group                        20,780            276
Michael Page International                   24,404            230
National Express                             800               17
NETeller* (B)                                4,431             10
Royal Bank of Scotland                       2,345             94
Royal Dutch Shell, Cl B                      2,384             80
Scottish & Southern Energy                   5,518             163
Sportingbet                                  5,491             4
Tesco                                        258               2
Total United Kingdom                                           4,127
Total Foreign Common Stock (Cost $26,736)                      31,620
Foreign Preferred Stock - 0.3%
Germany - 0.3%
Porsche                                      255               323
Total Germany                                                  323
Total Foreign Preferred Stock (Cost $288)                      323
Investment Company - 0.2%
Index Fund-Midcap - 0.0%
iShares Russell Midcap Value Index Fund      400               60
Total Index Fund-Midcap                                        60
Index Fund-Small Cap - 0.2%
iShares Russell 2000 Growth Index Fund       800               64
iShares S&P SmallCap 600/BARRA
Value Index Fund                             1,900             147
Total Index Fund-Small Cap                                     211
Total Investment Company (Cost $258)                           271

                                             Face Amount
Description                                  (000)/Shares       Value (000)
Repurchase Agreement - 2.5%
Deutsche Bank
5.22%, dated 01/31/07 to be
repurchased on 02/01/07, repurchase
price $3,398,050 (collateralized by a
U.S. Government obligation, par value
$3,451,000, 5.090%, 06/22/07;
total market value $3,465,716) (D)           $3,398          $  3,398
Total Repurchase Agreement (Cost $3,398)                        3,398
Warrants - 0.3%
Amorepacific 144A,
expires 06/16/09*                            7,800              60
Asian Paints 144A, expires 06/15/09*         5,000              80
IVRCL Infrastructures & Projects 144A,
expires 11/17/08*                            6,700              62
Nicholas Piramal India 144A,
expires 10/26/09*                            18,000             104
TXC 144A, expires 01/27/12*                  41,000             70
Total Warrants (Cost $335)                                      376
Total Investments - 99.7% (Cost $116,360)                       133,607
Other Assets and Liabilities, Net - 0.3%                        419
Total Net Assets - 100.0%                                    $  134,026

For descriptions of abbreviations and footnotes, please refer to page 129.

The accompanying notes are an integral part of the financial statements.

OLD MUTUAL ANALYTIC DEFENSIVE EQUITY FUND

MARKET OVERVIEW (UNAUDITED)

Sub-Advisor: Analytic Investors, Inc.

Performance Highlights

o For the six-month period ended January 31, 2007, the Old Mutual Analytic Defensive Equity Fund underperformed its benchmark, the S&P 500 Index. The Fund's Class A shares gained 8.93% at net asset value for the one-year period, while the S&P 500 Index returned 13.75%.

o Equities contributed positively to overall Fund performance during the period in addition to outperforming the S&P 500 Index.

o Options detracted from Fund performance during the period.

o Global asset allocation added marginal value during the period, with the majority of performance being attributed to the currency component.


Q. How did the Fund perform relative to its benchmark?

A. For the six-month period ended January 31, 2007, the Old Mutual Analytic Defensive Equity Fund (the "Fund") underperformed its benchmark, the S&P 500 Index. The Fund's Class A shares gained 8.93% at net asset value for the six-month period, while the S&P 500 Index returned 13.75%. Performance for all share classes can be found on page 90.

Q. What investment environment did the Fund face during the past six months?

A. Economic news released during the period was mixed. Third quarter gross domestic product ("GDP") was revised downward (from 2.2% to 2.0%) indicating that the economy grew at a slower pace during the third quarter than was previously thought. The Producer Price Index ("PPI") posted a sharp increase, due primarily to higher energy costs. The period also saw a slowdown in new and existing home sales, an increase in imports, and a continued increase in consumer confidence. Finally, the Federal Reserve ("Fed") left short-term interest rates unchanged during the period.

Q. Which market factors influenced the Fund's relative performance?

A. The equity portion of the portfolio contributed positively to overall Fund performance during the period in addition to outperforming the S&P 500 Index. Investor behavior - the characteristics investors rewarded or penalized - was fairly consistent with that seen over recent years. As a result, Analytic
Investors, Inc.'s ("Analytic") investment process was effective. The Fund benefited from long positions established based on certain valuation characteristics, such as sales to price and cash flow to price, and growth characteristics, such as recent earnings growth and projected earnings growth. In addition, companies with positive earnings estimate revisions performed well in the strong equity market. Short positions based on observed negative trends, such as individual stocks' trading volume and high dividend yields, also added value to Fund performance overall. Positions held based on a company's price momentum and profit margin negatively impacted results during the period.

         Options, most significantly S&P 500 Index options and gold and transportation sector options, experienced losses and detracted from performance during the period as a result of the rising equity market environment.

         Global asset allocation added marginal value during the period, with positive performance from the currency positions offset by losses from the relative equity positions. The equity portion of the global asset allocation portfolio was down, primarily due to negative returns to both valuation and price momentum in October and November. As previously mentioned, currencies contributed positively to performance over the period with interest differentials posting strong returns.


Analytic Defensive Equity Fund

Q. How did portfolio composition affect Fund performance?

A. Among the best performing stock holdings was a long position in International Business Machines ("IBM"), as the technology company's stock rallied after reporting a third quarter profit of $1.45 per share, which was higher than analysts' expectations of $1.35 per share. Also contributing positively to performance was a long position in Hewlett-Packard, whose stock rose as the company reclaimed the title of the world's biggest personal computer maker after trailing behind Dell for the prior three years. Additionally, a long position in oil company, Exxon Mobil, helped performance as the company continued to report record profits during the period.

         Detracting from performance was a long position in Archer-Daniels-Midland. The agriculture commodities company was down during the period as oil prices continued to cool and drive down spot prices for ethanol. Also detracting from performance was a short position in Gentex, as the auto parts maker posted higher fourth quarter profit and sales thanks to increased demand for the company's higher margin mirrors. Finally, a short position in Tiffany & Co. (no longer a Fund holding) detracted from performance as the jewelry company rallied after reporting strong sales and a positive outlook, beating analyst earnings estimates.

Q. What is the investment outlook for U.S. large-cap stocks?

A. Analytic's investment process is based on the belief that investor preferences change, but change slowly over time. As a result, Analytic continues to emphasize stocks with above average earnings-per-share growth as these companies continue to outperform. In addition, Analytic continues to emphasize certain companies with attractive sales and cash flow to price ratios, while de-emphasizing companies with higher than average dividend yields. Finally, Analytic continues to favor companies with positive earnings revisions and avoid companies with higher than average trading volumes.

Top Ten Holdings as of January 31, 2007

U.S. Treasury Bill,
4.960%, 07/05/07            5.4%
Exxon Mobil                 4.5%
JPMorgan Chase              3.3%
International
Business Machines           3.1%
Morgan Stanley              2.5%
AT&T                        2.4%
Cardinal Health             2.4%
Honeywell International     2.2%
Hewlett-Packard             2.2%
McKesson                    2.0%
As a % of Total
Fund Investments            30.0%

Analytic Defensive Equity Fund

PERFORMANCE AND PORTFOLIO SUMMARY (UNAUDITED)

Average Annual Total Returns as of January 31, 2007
                            Inception        6 Month    1 Year   5 Year     10 Year    Since
                            Date             Return*    Return   Return     Return     Inception
Class A with load           03/31/05         2.64%      5.03%    n/a        n/a        8.14%
Class A without load        03/31/05         8.93%      11.46%   n/a        n/a        11.68%
Class C with load           03/31/05         7.55%      9.66%    n/a        n/a        10.88%
Class C without load        03/31/05         8.55%      10.66%   n/a        n/a        10.88%
Class Z                     07/01/78         9.04%      11.66%   9.20%(1)   9.75%(1)   10.88%(1)
Institutional Class         12/09/05(2)      9.05%      11.75%   n/a        n/a        10.08%
S&P 500 Index               07/01/78         13.75%     14.52%   6.82%      7.93%      13.34%

Past performance is not a guarantee of future results. Information about these performance results and the comparative index can be found on pages 1 and 2.
On December 9, 2005, Old Mutual Analytic Defensive Equity Fund (the "Fund") acquired substantially all the assets and liabilities of the Analytic Defensive Equity Fund, a series of The Advisors' Inner Circle Fund (the "Predecessor Fund"). On June 24, 2002, the Predecessor Fund acquired substantially all of the assets and liabilities of the Analytic Defensive Equity Fund, a series of UAM Funds, Inc. II. Substantially similar strategies and policies were used to manage each of the funds. The Fund's Class Z shares are the successor class of the Predecessor Fund's Institutional Class. The Fund's Institutional Class is new.
(1) Based on Predecessor Fund's inception date of July 1, 1978. Total returns are annualized.
(2) The inception date of this share class represents the date initial seed capital was invested by Old Mutual Capital, Inc. The effective date this share class was available for sale to shareholders was December 16, 2005.
*Not annualized.

Fund Performance

                           S&P 500
   Date        Class Z     Index
 7/31/1996     $10,000     $10,000
 7/31/1997     $12,677     $15,214
 7/31/1998     $15,494     $18,149
 7/31/1999     $19,321     $21,816
 7/31/2000     $19,545     $23,772
 7/31/2001     $19,162     $20,365
 7/31/2002     $16,813     $15,553
 7/31/2003     $18,037     $17,209
 7/31/2004     $20,672     $19,476
 7/31/2005     $25,422     $22,212
 7/31/2006     $26,480     $23,407
 1/31/2007     $28,873     $26,626

Past performance is not a guarantee of future results. The graph above compares an investment made in the Fund's Class Z shares on July 31, 1996 to an investment made in an unmanaged securities index on that date. Performance for the Fund's other shares will vary due to differences in sales charges and expenses. The Fund's performance in this chart and the performance table assumes reinvestment of dividends and capital gain distributions but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Asset Class Weightings as of January 31, 2007 - % of Total Fund Investments

Common Stock                    90.9%
U.S. Treasury Obligation         5.4%
Cash Equivalents                 3.7%

SCHEDULE OF INVESTMENTS

AS OF JANUARY 31, 2007 (UNAUDITED)

Description                                  Shares            Value (000)
Common Stock - 108.2%
Advertising Agencies - 0.1%
Interpublic Group*                           72,322   $        952
Total Advertising Agencies                                     952
Aerospace/Defense - 4.3%
Boeing (E)                                   181,022           16,212
Lockheed Martin (E)                          13,728            1,334
Northrop Grumman (E)                         160,824           11,409
Raytheon (E)                                 63,028            3,271
Spirit Aerosystems Holdings, Cl A* (A)       136,056           4,168
Total Aerospace/Defense                                        36,394
Agricultural Operations - 0.5%
Archer-Daniels-Midland (A)                   140,397           4,493
Total Agricultural Operations                                  4,493
Airlines - 0.9%
AMR* (E)                                     111,188           4,120
UAL* (E)                                     71,968            3,109
Total Airlines                                                 7,229
Appliances - 1.5%
Whirlpool (E)                                136,301           12,461
Total Appliances                                               12,461
Auto-Cars/Light Trucks - 1.7%
Ford Motor (E)                               708,442           5,760
General Motors (E)                           259,957           8,537
Total Auto-Cars/Light Trucks                                   14,297
Auto/Truck Parts & Equipment-Original - 0.1%
TRW Automotive Holdings*                     15,020            393
Total Auto/Truck Parts &
Equipment-Original                                             393
Beverages-Non-Alcoholic - 0.2%
Coca-Cola Enterprises (E)                    56,250            1,154
Pepsi Bottling Group (E)                     14,086            446
Total Beverages-Non-Alcoholic                                  1,600
Broadcast Services/Programming - 0.0%
Clear Channel Communications (E)             8,824             321
Total Broadcast Services/Programming                           321
Cable TV - 3.5%
Cablevision Systems, Cl A (E)                546,521           16,554
Comcast, Cl A* (E)                           199,173           8,827
DIRECTV Group* (E)                           98,501            2,402
EchoStar Communications, Cl A* (E)           50,609            2,042
Total Cable TV                                                 29,825

Description                                    Shares            Value (000)
Casino Hotels - 0.0%
Harrah's Entertainment (E)                     2,024    $        171
Total Casino Hotels                                              171
Cellular Telecommunications - 0.7%
US Cellular* (E)                               76,296            5,501
Total Cellular Telecommunications                                5,501
Chemicals-Diversified - 0.5%
Huntsman* (E)                                  195,139           4,080
Total Chemicals-Diversified                                      4,080
Chemicals-Specialty - 0.4%
Hercules* (E)                                  153,834           3,017
Valhi (E)                                      3,331             91
Total Chemicals-Specialty                                        3,108
Commercial Services-Finance - 0.9%
Western Union                                  349,363           7,805
Total Commercial Services-Finance                                7,805
Computer Services - 2.5%
Computer Sciences* (E)                         159,502           8,367
Electronic Data Systems (E)                    455,239           11,977
Unisys* (E)                                    39,268            339
Total Computer Services                                          20,683
Computers - 6.4%
Dell* (E)                                      24,172            586
Hewlett-Packard (E)                            506,063           21,902
International Business Machines (E)            315,014           31,234
Total Computers                                                  53,722
Computers-Integrated Systems - 0.2%
NCR* (E)                                       42,746            2,026
Total Computers-Integrated Systems                               2,026
Consumer Products-Miscellaneous - 0.4%
Clorox (E)                                     49,394            3,231
Total Consumer Products-Miscellaneous                            3,231
Containers-Metal/Glass - 1.5%
Crown Holdings* (E)                            352,537           7,780
Owens-Illinois* (E)                            232,519           5,176
Total Containers-Metal/Glass                                     12,956
Containers-Paper/Plastic - 0.0%
Pactiv* (E)                                    4,758             154
Total Containers-Paper/Plastic                                   154
Cosmetics & Toiletries - 0.4%
Procter & Gamble (E)                           49,560            3,215
Total Cosmetics & Toiletries                                     3,215

SCHEDULE OF INVESTMENTS

AS OF JANUARY 31, 2007 (UNAUDITED)

Description                                  Shares            Value (000)
Data Processing/Management - 0.3%
Dun & Bradstreet* (E)                        30,224   $        2,569
Total Data Processing/Management                               2,569
Distribution/Wholesale - 1.3%
Ingram Micro, Cl A* (E)                      180,559           3,523
Tech Data* (E)                               65,873            2,446
WESCO International* (E)                     84,424            5,126
Total Distribution/Wholesale                                   11,095
Diversified Manufacturing Operations - 5.4%
General Electric (E)                         212,165           7,648
Harsco (E)                                   7,356             632
Honeywell International (E)                  489,421           22,362
Tyco International (E)                       472,222           15,054
Total Diversified Manufacturing Operations                     45,696
E-Commerce/Products - 0.0%
Amazon.com* (E)                              4,451             168
Total E-Commerce/Products                                      168
Electric-Generation - 0.0%
AES* (E)                                     5,250             109
Total Electric-Generation                                      109
Electric-Integrated - 1.7%
CMS Energy* (E)                              193,378           3,227
Edison International (E)                     189,611           8,529
Northeast Utilities (E)                      14,180            392
TXU (E)                                      44,048            2,382
Total Electric-Integrated                                      14,530
Electronic Components-Miscellaneous - 0.1%
Jabil Circuit (E)                            10,163            244
Solectron* (E)                               117,292           381
Total Electronic Components-Miscellaneous                      625
Electronic Components-Semiconductors - 1.8%
Agere Systems* (E)                           207,964           4,189
Intel (E)                                    344,520           7,221
Micron Technology* (E)                       12,970            168
Nvidia* (E)                                  22,161            679
Spansion, Cl A* (E)                          35,477            455
Texas Instruments (E)                        84,855            2,647
Total Electronic Components-Semiconductors                     15,359
Electronic Measuring Instruments - 0.3%
Agilent Technologies* (E)                    89,493            2,864
Total Electronic Measuring Instruments                         2,864

Description                                  Shares            Value (000)
Electronic Parts Distribution - 2.0%
Arrow Electronics* (E)                       282,512  $        9,959
Avnet* (E)                                   230,664           7,162
Total Electronic Parts Distribution                            17,121
Engineering/R&D Services - 1.6%
Fluor (E)                                    27,078            2,237
Jacobs Engineering Group* (E)                121,516           11,003
Total Engineering/R&D Services                                 13,240
Enterprise Software/Services - 0.2%
Oracle* (E)                                  98,214            1,685
Total Enterprise Software/Services                             1,685
Fiduciary Banks - 0.0%
Mellon Financial (E)                         6,890             295
Total Fiduciary Banks                                          295
Finance-Investment Banker/Broker - 11.4%
Citigroup (E)                                268,612           14,809
Goldman Sachs Group (E)                      25,721            5,457
JPMorgan Chase (E)                           643,396           32,768
Lehman Brothers Holdings (E)                 139,588           11,480
Merrill Lynch (E)                            73,613            6,887
Morgan Stanley (E)                           297,523           24,632
Total Finance-Investment Banker/Broker                         96,033
Finance-Mortgage Loan/Banker - 2.4%
Fannie Mae (E)                               274,036           15,491
Freddie Mac (E)                              71,112            4,618
Total Finance-Mortgage Loan/Banker                             20,109
Food-Dairy Products - 0.5%
Dean Foods* (E)                              86,384            3,823
Total Food-Dairy Products                                      3,823
Food-Meat Products - 1.0%
Tyson Foods, Cl A (E)                        480,392           8,527
Total Food-Meat Products                                       8,527
Food-Retail - 0.9%
Kroger (E)                                   285,772           7,316
Total Food-Retail                                              7,316
Health Care Cost Containment - 2.3%
McKesson (E)                                 354,095           19,741
Total Health Care Cost Containment                             19,741

Description                          Shares           Value (000)
Hotels & Motels - 0.3%
Marriott International, Cl A (E)     58,902  $        2,836
Total Hotels & Motels                                 2,836
Independent Power Producer - 0.0%
Reliant Energy* (E)                  6,693            100
Total Independent Power Producer                      100
Instruments-Scientific - 0.3%
Thermo Fisher Scientific* (E)        48,636           2,327
Total Instruments-Scientific                          2,327
Insurance Brokers - 0.8%
AON (E)                              177,148          6,353
Total Insurance Brokers                               6,353
Internet Security - 0.5%
Checkfree* (E)                       58,587           2,427
VeriSign* (E)                        64,601           1,544
Total Internet Security                               3,971
Life/Health Insurance - 0.0%
Cigna (E)                            1,305            173
Total Life/Health Insurance                           173
Machinery-Pumps - 0.6%
Flowserve* (E)                       101,111          5,366
Total Machinery-Pumps                                 5,366
Medical Products - 0.5%
Baxter International (E)             66,338           3,294
Henry Schein* (E)                    9,347            475
Total Medical Products                                3,769
Medical-Biomedical/Genetic - 0.3%
Amgen (E)*                           37,702           2,653
Total Medical-Biomedical/Genetic                      2,653
Medical-Drugs - 0.6%
Pfizer (E)                           56,122           1,472
Wyeth                                66,784           3,300
Total Medical-Drugs                                   4,772
Medical-HMO - 2.4%
Health Net* (E)                      88,161           4,294
Humana* (E)                          159,521          8,853
WellPoint*                           92,480           7,249
Total Medical-HMO                                     20,396
Medical-Hospitals - 0.0%
Tenet Healthcare* (E)                44,864           317
Total Medical-Hospitals                               317

Description                                  Shares            Value (000)
Medical-Wholesale Drug Distributors - 4.1%
AmerisourceBergen (E)                        203,290  $        10,648
Cardinal Health (E)                          331,280           23,660
Total Medical-Wholesale Drug Distributors                      34,308
Metal-Copper - 0.1%
Phelps Dodge (E)                             5,925             732
Total Metal-Copper                                             732
Multi-Line Insurance - 3.5%
American Financial Group (E)                 49,749            1,757
CNA Financial* (E)                           27,116            1,102
Loews (E)                                    450,682           19,587
Metlife (E)                                  119,026           7,394
Total Multi-Line Insurance                                     29,840
Multimedia - 1.1%
Walt Disney (E)                              259,538           9,128
Total Multimedia                                               9,128
Office Automation & Equipment - 0.1%
Xerox*                                       59,410            1,022
Total Office Automation & Equipment                            1,022
Oil & Gas Drilling - 0.9%
Transocean* (E)                              101,298           7,837
Total Oil & Gas Drilling                                       7,837
Oil Companies-Integrated - 8.2%
Chevron (E)                                  237,210           17,288
ConocoPhillips (E)                           98,069            6,513
Exxon Mobil                                  612,587           45,392
Total Oil Companies-Integrated                                 69,193
Pharmacy Services - 1.9%
Caremark Rx (E)                              12,463            764
Express Scripts* (E)                         7,840             545
Medco Health Solutions* (E)                  246,447           14,592
Total Pharmacy Services                                        15,901
Photo Equipment & Supplies - 1.1%
Eastman Kodak (E)                            345,020           8,922
Total Photo Equipment & Supplies                               8,922
Pipelines - 0.4%
Williams                                     128,076           3,457
Total Pipelines                                                3,457
Printing-Commercial - 0.7%
RR Donnelley & Sons (E)                      151,920           5,636
Total Printing-Commercial                                      5,636

SCHEDULE OF INVESTMENTS

AS OF JANUARY 31, 2007 (UNAUDITED)

Description                          Shares           Value (000)
Property/Casualty Insurance - 0.5%
WR Berkley (E)                       116,499 $        3,855
Total Property/Casualty Insurance                     3,855
Publishing-Periodicals - 0.4%
Idearc* (E)                          101,838          3,302
Total Publishing-Periodicals                          3,302
Reinsurance - 0.1%
Transatlantic Holdings (E)           14,221           893
Total Reinsurance                                     893
REITs-Apartments - 0.6%
AvalonBay Communities (E)            31,204           4,629
Total REITs-Apartments                                4,629
REITs-Diversified - 0.3%
Rayonier (E)                         62,083           2,682
Total REITs-Diversified                               2,682
REITs-Office Property - 0.3%
Boston Properties (E)                13,463           1,697
Equity Office Properties Trust (E)   6,905            384
Total REITs-Office Property                           2,081
REITs-Storage - 0.9%
Public Storage (E)                   69,229           7,529
Total REITs-Storage                                   7,529
Retail-Automobile - 0.1%
United Auto Group (E)                34,248           821
Total Retail-Automobile                               821
Retail-Consumer Electronics - 0.1%
Circuit City Stores (E)              59,152           1,207
Total Retail-Consumer Electronics                     1,207
Retail-Discount - 2.8%
TJX (E)                              135,509          4,007
Wal-Mart Stores                      409,188          19,514
Total Retail-Discount                                 23,521
Retail-Office Supplies - 0.5%
Office Depot* (E)                    107,710          4,027
Total Retail-Office Supplies                          4,027
Rubber-Tires - 0.6%
Goodyear Tire & Rubber (E)*          208,753          5,154
Total Rubber-Tires                                    5,154

Description                          Shares           Value (000)
S&L/Thrifts-Western US - 0.2%
Washington Mutual                    30,331  $        1,352
Total S&L/Thrifts-Western US                          1,352
Semiconductor Components-Integrated Circuits - 0.1%
Atmel* (E)                           143,898          861
Total Semiconductor Components-
Integrated Circuits                                   861
Super-Regional Banks-US - 4.1%
Bank of America (E)                  155,522          8,177
Capital One Financial (E)            13,698           1,101
PNC Financial Services Group (E)     10,058           743
Wachovia (E)                         283,565          16,022
Wells Fargo (E)                      240,155          8,626
Total Super-Regional Banks-US                         34,669
Telecommunications Services - 0.0%
Embarq                               1,374            76
Total Telecommunications Services                     76
Telephone-Integrated - 3.6%
AT&T (E)                             642,247          24,168
Qwest Communications
International* (E)                   674,525          5,497
Telephone & Data Systems (E)         8,209            459
Total Telephone-Integrated                            30,124
Tobacco - 2.1%
Altria Group (E)                     4,421            386
Loews Corp - Carolina Group (E)      256,650          17,591
Total Tobacco                                         17,977
Transport-Services - 2.0%
FedEx (E)                            152,192          16,802
Total Transport-Services                              16,802
Water Treatment Systems - 0.1%
Nalco Holding* (E)                   22,303           513
Total Water Treatment Systems                         513
Web Portals/ISP - 0.4%
Google, Cl A* (E)                    6,990            3,504
Total Web Portals/ISP                                 3,504
Wireless Equipment - 0.1%
Motorola (E)                         41,076           815
Total Wireless Equipment                              815
Total Common Stock (Cost $816,951)                    910,925

                                             Face Amount
Description                                  (000)/Shares        Value (000)
Treasury Bill - 6.4%
U.S. Treasury Bill
4.960%, 07/05/07 (F)                         $55,440           $ 54,265
Total Treasury Bill (Cost $54,271)                               54,265
Cash Equivalent - 4.4%
HighMark Diversified Money Market
Fund Institutional Class, 4.661% (C)         5,134,475           5,134
Union Bank of California Money
Market Unlimited Fund,
4.428% (C)                                   31,907,652          31,908
Total Cash Equivalent (Cost $37,042)                             37,042
Warrants - 0.0%
Raytheon, expires 06/16/11*                  528                 9
Total Warrants (Cost $-)                                         9
Total Investments - 119.0% (Cost $908,264)                       1,002,241
Securities Sold Short - (18.1)%
Aerospace/Defense-Equipment - (0.3)%
DRS Technologies                             (45,104)            (2,499)
Total Aerospace/Defense-Equipment                                (2,499)
Airlines - (0.6)%
Southwest Airlines                           (338,254)           (5,107)
Total Airlines                                                   (5,107)
Applications Software - (0.8)%
Red Hat*                                     (113,933)           (2,590)
Salesforce.com*                              (95,068)            (4,167)
Total Applications Software                                      (6,757)
Broadcast Services/Programming - (1.8)%
Discovery, Cl A*                             (903,852)           (14,977)
Total Broadcast Services/Programming                             (14,977)
Building Products-Cement/Aggregate - (0.5)%
Eagle Materials                              (78,134)            (3,859)
Total Building Products-Cement/Aggregate                         (3,859)
Building-Residential/Commercial - (0.1)%
MDC Holdings                                 (15,290)            (891)
Total Building-Residential/Commercial                            (891)
Computers-Integrated Systems - (0.3)%
Riverbed Technology*                         (78,272)            (2,395)
Total Computers-Integrated Systems                               (2,395)
Computers-Memory Devices - (0.1)%
Sandisk*                                     (15,970)            (642)
Total Computers-Memory Devices                                   (642)

Description                                  Shares              Value (000)
Consulting Services - (0.2)%
Corporate Executive Board                    (15,496)          $ (1,406)
Total Consulting Services                                        (1,406)
Data Processing/Management - (1.3)%
Fair Isaac                                   (95,201)            (3,791)
Mastercard, Cl A                             (18,034)            (2,012)
Navteq*                                      (94,418)            (3,350)
Paychex                                      (55,810)            (2,233)
Total Data Processing/Management                                 (11,386)
Diagnostic Equipment - (0.2)%
Gen-probe*                                   (25,755)            (1,332)
Total Diagnostic Equipment                                       (1,332)
Distribution-Wholesale - (0.2)%
Fastenal                                     (49,615)            (1,850)
Total Distribution-Wholesale                                     (1,850)
Diversified Operations - (0.6)%
Leucadia National                            (202,120)           (5,530)
Total Diversified Operations                                     (5,530)
Electronic Components-Miscellaneous - (1.7)%
Gentex                                       (802,990)           (14,044)
Total Electronic Components-
Miscellaneous                                                    (14,044)
Electronic Components-Semiconductors - (1.0)%
PMC-Sierra*                                  (535,524)           (3,373)
Rambus*                                      (190,218)           (3,536)
Silicon Laboratories*                        (36,692)            (1,178)
Total Electronic Components-
Semiconductors                                                   (8,087)
Finance-Other Services - (0.2)%
Chicago Mercantile Exchange                  (3,692)             (2,080)
Total Finance-Other Services                                     (2,080)
Food-Retail - (0.0)%
Whole Foods Market                           (1,435)             (62)
Total Food-Retail                                                (62)
Industrial Audio & Video Products - (0.1)%
Dolby Laboratories, Cl A*                    (24,471)            (820)
Total Industrial Audio & Video Products                          (820)
Internet Infrastructure Software - (0.6)%
F5 Networks*                                 (79,111)            (5,652)
Total Internet Infrastructure Software                           (5,652)

OLD MUTUAL ANALYTIC DEFENSIVE EQUITY FUND - concluded

SCHEDULE OF INVESTMENTS

AS OF JANUARY 31, 2007 (UNAUDITED)
Description                              Shares           Value (000)
Medical-Biomedical/Genetic - (0.0)%
Millenium Pharmaceuticals*               (30,825) $       (342)
Total Medical-Biomedical/Genetic                          (342)
Medical Instruments - (0.5)%
Boston Scientific*                       (230,079)        (4,245)
Total Medical Instruments                                 (4,245)
Medical Products - (0.3)%
Cooper Companies                         (44,546)         (2,125)
Total Medical Products                                    (2,125)
Networking Products - (0.0)%
Juniper Networks*                        (2,550)          (46)
Total Networking Products                                 (46)
Oil Companies-Exploration and Production - (0.7)%
Quicksilver Resource*                    (155,784)        (6,178)
Total Oil Companies-Exploration and Production            (6,178)
Paper & Related Products - (0.7)%
Louisiana-Pacific                        (253,720)        (5,813)
Total Paper & Related Products                            (5,813)
Radio - (0.2)%
XM Satellite Radio, Cl A*                (140,629)        (1,998)
Total Radio                                               (1,998)
Retail-Apparel/Shoe - (0.0)%
Urban Outfitters*                        (4,737)          (116)
Total Retail-Apparel/Shoe                                 (116)
REITs-Mortgage - (0.2)%
New Century Financial                    (47,739)         (1,445)
Total REITs-Mortgage                                      (1,445)
Retirement/Aged Care - (0.7)%
Brookdale Senior Living                  (116,550)        (5,594)
Total Retirement/Aged Care                                (5,594)
S&L/Thrifts-Eastern US - (2.6)%
Hudson City Bancorp                      (1,563,767)      (21,533)
Total S&L/Thrifts-Eastern US                              (21,533)
Schools - (0.3)%
Apollo Group*                            (8,922)          (387)
Career Education*                        (85,057)         (2,439)
Total Schools                                             (2,826)

                                             Shares/
Description                                  Contracts       Value (000)
Telecommunications Equipment-Fiber Optics - (0.2)%
Ciena*                                       (47,835)    $   (1,344)
JDS Uniphase*                                (27,568)        (490)
Total Telecommunications
Equipment-Fiber Optics                                       (1,834)
Television - (0.1)%
CBS, Cl B                                    (9,099)         (284)
Hearst-Argyle Television                     (29,662)        (774)
Total Television                                             (1,058)
Therapeutics - (0.8)%
Amlyn Pharmaceuticals*                       (164,080)       (6,363)
Total Therapeutics                                           (6,363)
Water - (0.2)%
Aqua America                                 (78,735)        (1,749)
Total Water                                                  (1,749)
Total Securities Sold Short
(Proceeds $(148,263))                                        (152,641)
Written Index Option Contracts - (1.4)%
CBOE Dow Jones Index
February 2007 500 Call                       (650)           (247)
S&P 500 Index
February 2007 1,390 Call                     (2,125)         (10,370)
S&P 500 Index
February 2007 1,445 Call                     (2,150)         (1,570)
Total Written Index Option Contracts
(Proceeds $(11,797))                                         (12,187)
Other Assets and Liabilities, Net - 0.5%                     4,994
Total Net Assets - 100.0%                             $      842,407

As of January 31, 2007, the Fund had the following forward foreign currency contracts outstanding:

                                                                 Unrealized
Settlement                                                       Appreciation/
Date           Currency to Deliver        Currency to Receive    (Depreciation)
----------     ----------------------     ---------------------  -------------
3/21/2007      USD      (178,153,930)     AUD      229,000,000   $ (582,398)
3/21/2007      USD      (150,621,353)     CAD      174,000,000     (2,526,554)
3/21/2007      USD      (81,378,886)      CHF      100,000,000     (625,675)
3/21/2007      USD      (38,720,900)      GBP      20,000,000      563,007
3/21/2007      USD      (179,689,039)     NOK      1,120,000,000   196,695
3/21/2007      USD      (153,817,355)     SEK      1,060,000,000   (773,371)
3/21/2007      CHF      (180,000,000)     USD      148,156,684     2,800,904
3/21/2007      NZD      (110,000,000)     USD      75,466,600      (62,268)
3/21/2007      GBP      (75,000,000)      USD      145,961,250     (1,353,401)
3/21/2007      JPY      (19,000,000,000)  USD      162,537,071     4,025,638
3/21/2007      EUR      (137,000,000)     USD      178,981,663     58,939
TOTAL                                                            $ 1,721,516

The Fund had the following futures contracts open as of January 31, 2007:

                                                                         Unrealized
                        Number           Contract          Expiration    Appreciation/
Contract Description    of Contracts     Value             Date          (Depreciation)
--------------------    ------------     ------------      ----------    -----------
Amsterdam Index         872              $113,559,778      02/19/2007    $(1,566,749)
CAC40 Index             1,565            114,518,662       02/18/2007     (594,238)
DAX Index               (386)            (85,698,550)      03/16/2007     (3,498,199)
DJ Euro Stoxx
50 Index                253              13,824,758        03/20/2007     350,374
FTSE 100 Index          (728)            (88,479,472)      03/17/2007     326,417
Hang Seng Index         710              91,648,841        02/27/2007     (1,128,030)
IBEX 35 Index           600              113,789,194       02/19/2007     725,490
OMX Index               (5,498)          (93,942,142)      02/23/2007     9,257
S&P 500 Index           12               4,329,000         03/17/2007     78,667
S&P/MIB Index           414              114,366,057       03/16/2007     2,615,339
S&P/TSE 60 Index        (691)            (888,069,318)     03/15/2007     (214,591)
SPI 200 Index           (838)            (93,396,661)      03/16/2007     (2,939,363)
TOPIX Index             (294)            (42,031,328)      03/08/2007     (2,172,959)
TOTAL                                                                    $(8,008,585)

For descriptions of abbreviations and footnotes, please refer to page 129.

The accompanying notes are an integral part of the financial statements.

OLD MUTUAL ANALYTIC GLOBAL DEFENSIVE EQUITY FUND

MARKET OVERVIEW (UNAUDITED)

Sub-Advisor: Analytic Investors, Inc.

Performance Highlights

o During the six-month period ended January 31, 2007, the Old Mutual Analytic Global Defensive Equity Fund's Class A shares gained 10.58% at net asset value. The Fund underperformed its benchmark, the MSCI World Index, which returned 13.84% for the same time period.

o In addition to outperforming the MSCI World Index, equities contributed positively to overall Fund performance during the period.

o Options experienced losses over the period and detracted from performance as a result of the rising equity market environment.


Q. How did the Fund perform relative to its benchmark?

A. During the six-month period ended January 31, 2007, the Old Mutual Analytic Global Defensive Equity Fund's (the "Fund") Class A shares gained 10.58% at net asset value. The Fund underperformed its benchmark, the MSCI World Index, which returned 13.84% for the same time period. Performance for all share classes can be found on page 100.

Q. What investment environment did the Fund face during the past six months?

A. Global markets accelerated during the six-month period ended January 31, 2007 with the MSCI World Index gaining 13.84%. Subdued inflation figures in the United States and Japan helped calm fears of interest rate hikes. Aided by relatively warm weather in most parts of the world, oil prices fell from a high of over $70 per barrel in August to end the period at just over $57 per barrel. Lower oil prices, tame inflation, and steady interest rates all helped boost consumer confidence. Fears of slowing economic growth subsided as most major economies showed growth in excess of expectations. During the period, the euro gained ground relative to the U.S. dollar, while the Japanese yen moved substantially lower, aiding Japanese exporters.

Q. Which market factors influenced the Fund's relative performance?

A. In addition to outperforming the MSCI World Index, equities contributed positively to overall Fund performance during the period. Equity positions based on certain value characteristics, such as in companies with above average earnings-to-price and book- to-price ratios, helped performance as investors continued to favor these types of characteristics. In addition, an emphasis on companies with certain efficiency characteristics, such as companies with above average asset turnover and inventory turnover, also helped performance as these companies outperformed in this environment.

         As expected, options experienced losses over the period and detracted from performance as a result of the rising equity market environment. Performance can be attributed primarily to losses from calls written on U.S. and Italian index options.

Q. How did portfolio composition affect Fund performance?

A. Among the best performing stock holdings was a long position in Goldman Sachs Group, as the financial services company's stock continued to rise due to strong earnings reports. Also contributing positively during the period was a long position in UOL Group. The Singapore-based property management company's stock rallied on news of a voluntary liquidation of Hotel Plaza Limited, one of the company's wholly owned subsidiaries. Finally, a long position in Morgan Stanley also helped performance as the financial services firm's stock gained value on reports of strong positive earnings.


Analytic Global Defensive Equity Fund

         Detracting from performance during the period was a short position in Unisys. The technology services firm rallied after reporting a fourth-quarter profit which was significant after having experienced a loss during the previous year. Additionally, a short position in Singapore Exchange detracted from performance. The investment services company's stock gained value as a result of news that the company formed a strategic partnership with the National Library Board, which provides investment resources and reference materials for investors. Finally, a short position in Topdanmark A/S also detracted from performance during the period. The Danish insurance company's stock price increased on news of higher than expected profits.

Q. What is the investment outlook for the global stock market?

A. Analytic Investors, Inc.'s ("Analytic") investment process is based on the belief that investor preferences change, but change slowly over time. As a result, Analytic continues to emphasize stocks with a strong price momentum and attractive earnings-to-price ratios as the sub-advisor believes these companies will continue to outperform. In addition, Analytic continues to emphasize companies with above average trading volumes, while deemphasizing companies with higher than average price-to-book ratios as investors penalize this measure of valuation.


Top Ten Holdings
as of January 31, 2007
AT&T                        2.7%
IMMOFINANZ                  2.3%
Swire Pacific, Cl A         2.3%
Morgan Stanley              2.2%
Thermo Fisher Scientific    2.1%
Comcast, Cl A               2.0%
Onex                        1.8%
BHP Billiton                1.8%
Goldman Sachs Group         1.7%
Swatch Group                1.5%
As a % of Total
Fund Investments            20.4%

Analytic Global Defensive Equity Fund

PERFORMANCE AND PORTFOLIO SUMMARY (UNAUDITED)

Total Returns as of January 31, 2007
                          Inception Date    6 Month Return*   Since Inception*
Class A with load         05/31/06          4.25%             4.74%
Class A without load      05/31/06          10.58%            11.13%
Class C with load         05/31/06          9.11%             9.44%
Class C without load      05/31/06          10.11%            10.44%
Class Z                   05/31/06          10.72%            11.17%
Institutional Class       05/31/06          10.90%            11.45%
MSCI World Index          05/31/06          13.84%            14.51%

Past performance is not a guarantee of future results. Information about these performance results and the comparative index can be found on pages 1 and 2.
* Not annualized.

Fund Performance

                                                           MSCI
                                           Institutional   World
    Date     Class A   Class C   Class Z   Class           Index
 5/31/2006    $9,425   $10,000   $10,000   $10,000         $10,000
 7/31/2006    $9,472   $10,030   $10,040   $10,050         $10,059
 1/31/2007   $10,474   $10,944   $11,117   $11,145         $11,451

Past performance is not a guarantee of future results. The graph above compares an investment made in each of the Fund's share classes on the inception date of 05/31/06 to an investment made in an unmanaged securities index on that date. The performance of the Fund's Class A shares shown in the line graph takes into account the maximum initial sales charge. Performance for the Fund's Class C shares assumes the payment of a contingent deferred sales load, which is charged on investments held less than one year. The Fund's performance in this chart and the performance table assumes reinvestment of dividends and capital gain distributions but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Asset Class Weightings as of January 31, 2007 - % of Total Fund Investments

Foreign Common Stock            51.7%
Common Stock                    38.7%
Repurchase Agreement             8.4%
Foreign Preferred Stock          1.2%

SCHEDULE OF INVESTMENTS

AS OF JANUARY 31, 2007 (UNAUDITED)

Description                                  Shares            Value (000)
Common Stock - 47.6%
Aerospace/Defense - 0.3%
Northrop Grumman (E)                         170      $        12
Raytheon (E)                                 344               18
Total Aerospace/Defense                                        30
Aerospace/Defense-Equipment - 0.1%
United Technologies                          200               14
Total Aerospace/Defense-Equipment                              14
Apparel Manufacturers - 0.2%
Coach* (E)                                   400               18
Total Apparel Manufacturers                                    18
Auto-Cars/Light Trucks - 1.0%
Ford Motor (E)                               10,500            85
General Motors (E)                           400               13
Total Auto-Cars/Light Trucks                                   98
Cable TV - 2.5%
Comcast, Cl A* (E)                           5,286             234
Total Cable TV                                                 234
Commercial Services - 0.0%
Convergys* (E)                               100               3
Total Commercial Services                                      3
Commercial Services-Finance - 0.1%
Western Union (E)                            500               11
Total Commercial Services-Finance                              11
Computer Services - 0.9%
Electronic Data Systems (E)                  3,097             81
Total Computer Services                                        81
Computers - 1.9%
Apple* (E)                                   400               34
Hewlett-Packard (E)                          2,418             105
International Business Machines (E)          400               40
Total Computers                                                179
Diversified Manufacturing Operations - 1.9%
Cooper Industries, Cl A                      200               18
Danaher (E)                                  400               29
General Electric (E)                         1,100             40
Harsco (E)                                   700               60
Textron (E)                                  200               19
Tyco International                           400               13
Total Diversified Manufacturing Operations                     179

Description                                  Shares            Value (000)
E-Commerce/Services - 0.2%
IAC/InterActiveCorp* (E)                     600      $        23
Total E-Commerce/Services                                      23
Electric-Generation - 0.2%
AES* (E)                                     800               17
Total Electric-Generation                                      17
Electric-Integrated - 2.5%
Duke Energy (E)                              3,177             62
FirstEnergy (E)                              903               54
Pepco Holdings (E)                           2,200             56
PG&E (E)                                     1,000             47
Progress Energy (E)                          200               9
Xcel Energy (E)                              500               12
Total Electric-Integrated                                      240
Electronic Components-Miscellaneous - 0.2%
Flextronics International* (E)               1,400             17
Solectron* (E)                               700               2
Total Electronic Components-Miscellaneous                      19
Electronic Components-Semiconductors - 0.1%
Intel (E)                                    600               13
LSI Logic* (E)                               100               1
Total Electronic Components-Semiconductors                     14
Electronic Parts Distribution - 0.6%
Arrow Electronics* (E)                       1,000             35
Avnet* (E)                                   700               22
Total Electronic Parts Distribution                            57
Enterprise Software/Services - 0.6%
BMC Software* (E)                            300               10
Oracle* (E)                                  2,900             50
Total Enterprise Software/Services                             60
Finance-Investment Banker/Broker - 9.3%
E*Trade Financial* (E)                       1,200             29
Goldman Sachs Group (E)                      938               199
JPMorgan Chase (E)                           2,600             133
Lehman Brothers Holdings (E)                 1,119             92
Merrill Lynch (E)                            1,870             175
Morgan Stanley                               3,079             255
Total Finance-Investment Banker/Broker                         883
Food-Meat Products - 0.2%
Tyson Foods, Cl A (E)                        900               16
Total Food-Meat Products                                       16

SCHEDULE OF INVESTMENTS

AS OF JANUARY 31, 2007 (UNAUDITED)

Description                                  Shares            Value (000)
Food-Miscellaneous/Diversified - 1.1%
ConAgra Foods (E)                            1,000    $        26
General Mills (E)                            600               34
Kraft Foods, Cl A (E)                        1,396             49
Total Food-Miscellaneous/Diversified                           109
Food-Retail - 0.3%
Kroger (E)                                   400               10
Safeway                                      400               15
Total Food-Retail                                              25
Human Resources - 0.3%
Manpower (E)                                 350               26
Total Human Resources                                          26
Independent Power Producer - 0.1%
Reliant Energy* (E)                          600               9
Total Independent Power Producer                               9
Instruments-Scientific - 2.6%
Thermo Fisher Scientific* (E)                5,100             244
Total Instruments-Scientific                                   244
Investment Management/Advisory Services - 0.3%
Ameriprise Financial (E)                     400               24
Total Investment Management/
Advisory Services                                              24
Life/Health Insurance - 3.1%
Lincoln National (E)                         2,057             138
Principal Financial Group (E)                500               31
Prudential Financial (E)                     1,307             117
Total Life/Health Insurance                                    286
Medical-Drugs - 1.6%
Merck (E)                                    2,686             120
Wyeth (E)                                    700               35
Total Medical-Drugs                                            155
Medical-HMO - 0.2%
UnitedHealth Group (E)                       300               16
Total Medical-HMO                                              16
Medical-Hospitals - 0.1%
Triad Hospitals* (E)                         200               8
Total Medical-Hospitals                                        8
Medical-Wholesale Drug Distributors - 0.9%
AmerisourceBergen (E)                        1,697             89
Total Medical-Wholesale Drug Distributors                      89

Description                                        Shares        Value (000)
Metal-Diversified - 0.1%
Freeport-McMoRan Copper & Gold, Cl B (E)           100      $    6
Total Metal-Diversified                                          6
Multi-Line Insurance - 1.5%
Genworth Financial, Cl A (E)                       300           10
Metlife (E)                                        2,300         143
Total Multi-Line Insurance                                       153
Multimedia - 0.7%
Walt Disney (E)                                    1,800         63
Total Multimedia                                                 63
Networking Products - 0.1%
Cisco Systems* (E)                                 500           13
Total Networking Products                                        13
Office Automation & Equipment - 0.2%
Xerox* (E)                                         1,300         22
Total Office Automation & Equipment                              22
Oil Companies-Exploration & Production - 0.8%
Chesapeake Energy (E)                              1,900         56
Ultra Petroleum* (E)                               347           18
Total Oil Companies-Exploration & Production                     74
Oil Companies-Integrated - 0.1%
Occidental Petroleum (E)                           268           12
Total Oil Companies-Integrated                                   12
Oil Refining & Marketing - 0.1%
Tesoro (E)                                         100           8
Total Oil Refining & Marketing                                   8
Paper & Related Products - 0.4%
International Paper (E)                            1,000         34
Total Paper & Related Products                                   34
Pharmacy Services - 0.7%
Medco Health Solutions* (E)                        899           53
Omnicare (E)                                       300           12
Total Pharmacy Services                                          65
Pipelines - 0.4%
Spectra Energy (E)                                 889           23
Williams (E)                                       700           19
Total Pipelines                                                  42
REITs-Apartments - 0.9%
Archstone-Smith Trust (E)                          1,300         82
Total REITs-Apartments                                           82

Description                                  Shares            Value (000)
REITs-Diversified - 0.9%
Vornado Realty Trust (E)                     700      $        86
Total REITs-Diversified                                        86
Retail-Apparel/Shoe - 0.4%
Limited Brands (E)                           1,400             39
Total Retail-Apparel/Shoe                                      39
Retail-Consumer Electronics - 0.3%
Circuit City Stores (E)                      1,200             24
Total Retail-Consumer Electronics                              24
Retail-Major Department Store - 0.1%
JC Penney (E)                                100               8
Total Retail-Major Department Store                            8
Retail-Regional Department Store - 1.6%
Federated Department Stores (E)              3,552             147
Total Retail-Regional Department Store                         147
Super-Regional Banks-US - 0.9%
Bank of America (E)                          300               16
US Bancorp (E)                               1,300             46
Wachovia (E)                                 200               11
Wells Fargo (E)                              300               11
Total Super-Regional Banks-US                                  84
Telecommunications Equipment-Fiber Optics - 0.1%
Corning* (E)                                 500               10
Total Telecommunications
Equipment-Fiber Optics                                         10
Telephone-Integrated - 3.5%
AT&T (E)                                     8,374             315
Qwest Communications International* (E)      1,300             11
Sprint Nextel (E)                            500               9
Total Telephone-Integrated                                     335
Transport-Services - 0.2%
FedEx (E)                                    200               22
Total Transport-Services                                       22
Wireless Equipment - 0.2%
Motorola (E)                                 1,000             20
Total Wireless Equipment                                       20
Total Common Stock (Cost $4,137)                               4,516
Foreign Common Stock - 63.4%
Australia - 5.0%
Amcor                                        2,066             12
BHP Billiton (E)                             9,989             204
Downer EDI                                   2,902             15

Description                          Shares           Value (000)
Australia - continued
Insurance Australia Group            4,001   $        20
National Australia Bank              434              14
Rio Tinto (E)                        2,425            146
Santos                               8,667            63
Total Australia                                       474
Austria - 4.0%
IMMOFINANZ* (E)                      17,529           266
Meinl European Land* (E)             4,333            112
Total Austria                                         378
Belgium - 2.4%
Colruyt (E)                          624              133
KBC Groep                            190              24
Mobistar                             117              10
Solvay                               418              64
Total Belgium                                         231
Canada - 6.6%
ACE Aviation Holdings, Cl A*         300              9
Bank of Montreal                     624              37
Bank of Nova Scotia                  971              42
BCE                                  500              13
Canadian Imperial Bank of Commerce   400              34
IPSCO                                400              40
National Bank of Canada              200              11
Onex (E)                             8,800            208
PrimeWest Energy Trust               1,200            23
Royal Bank of Canada                 200              9
Teck Cominco, Cl B                   200              15
TELUS (E)                            1,400            67
TransCanada (E)                      3,500            116
Total Canada                                          624
Denmark - 1.4%
Carlsberg, Cl B (E)                  1,150            117
Novo-Nordisk, Cl B                   150              13
Total Denmark                                         130
Finland - 0.4%
Elisa                                784              23
Outokumpu                            256              10
Total Finland                                         33
France - 4.8%
Air France-KLM                       484              22
AXA                                  267              11
BNP Paribas                          97               11
Carrefour                            799              46
Cie de Saint-Gobain                  551              52
Groupe Danone (E)                    1,123            174

SCHEDULE OF INVESTMENTS

AS OF JANUARY 31, 2007 (UNAUDITED)

Description                          Shares           Value (000)
France - continued
PPR                                  283     $        42
Societe Generale                     138              24
Suez                                 1,219            60
Vivendi                              255              11
Total France                                          453
Germany - 1.6%
Allianz SE                           299              60
Deutsche Bank                        418              59
Deutsche Lufthansa                   915              26
Merck KGaA                           15               2
Muenchener Rueckversicherungs        58               9
Total Germany                                         156
Hong Kong - 4.1%
CLP Holdings (E)                     15,500           116
Swire Pacific, Cl A (E)              23,000           265
Wing Hang Bank                       1,000            12
Total Hong Kong                                       393
Italy - 1.3%
Fiat* (E)                            3,714            81
Snam Rete Gas                        3,887            23
UniCredito Italiano                  2,474            23
Total Italy                                           127
Japan - 10.5%
77 Bank                              3,000            20
Arrk                                 100              1
Bank of Yokohama                     1,000            8
Bridgestone (E)                      5,100            111
Canon                                600              32
Casio Computer                       1,000            21
Daiichi Sankyo (E)                   1,800            50
Fujitsu                              3,000            23
Hitachi                              2,000            13
Hitachi Cable                        5,000            28
Inpex Holdings                       1                8
Kokuyo                               4,100            56
Konica Minolta Holdings              500              7
Matsushita Electric Industrial (E)   2,000            40
Meiji Dairies (E)                    6,000            46
Mitsubishi Electric (E)              9,000            82
Mitsubishi UFJ Financial Group       3                36
Mitsui Chemicals                     6,000            49
Mizuho Financial Group               3                22
Nintendo                             100              30
Nippon Oil                           8,000            54
Nippon Steel                         2,000            12
Nippon Telegraph & Telephone         5                25
Oki Electric Industry                12,000           26

Description                          Shares           Value (000)
Japan - continued
Park24                               800     $        11
Ricoh                                1,000            22
Sojitz* (E)                          20,300           72
Sumitomo Mitsui Financial Group      2                20
Sumitomo Rubber Industries           700              8
Takefuji                             330              13
Terumo                               300              12
Toyota Motor                         300              20
Uniden                               2,000            15
Total Japan                                           993
Netherlands - 3.8%
Akzo Nobel (E)                       1,420            89
Koninklijke Ahold*                   975              10
Royal Dutch Shell, Cl A (E)          2,958            100
TNT (E)                              3,552            161
Total Netherlands                                     360
New Zealand - 1.2%
Fletcher Building (E)                10,248           82
Sky City Entertainment Group         9,243            34
Total New Zealand                                     116
Norway - 0.9%
Orkla                                220              13
ProSafe                              4,500            71
Total Norway                                          84
Portugal - 0.1%
Sonae SGPS                           6,194            14
Total Portugal                                        14
Singapore - 1.2%
DBS Group Holdings                   1,000            14
Singapore Telecommunications         5,300            12
Suntec REIT                          13,000           16
UOL Group                            22,000           73
Total Singapore                                       115
Spain - 3.5%
Acciona                              54               11
Banco Bilbao Vizcaya Argentaria      77               2
Banco Popular Espanol                1,659            32
Banco Santander Central Hispano      3,364            64
Gas Natural                          1,868            75
NH Hoteles                           1,477            32
Telefonica                           1,408            31
Union Fenosa (E)                     1,601            80
Total Spain                                           327

Description                          Shares           Value (000)
Sweden - 2.0%
Nordea Bank                          2,354   $        37
Skandinaviska Enskilda Banken, Cl A  510              17
SSAB Svenskt Staal, Ser B (E)        3,400            80
Volvo, Cl B                          798              59
Total Sweden                                          193
Switzerland - 3.2%
ABB                                  822              15
Adecco                               148              9
Holcim                               564              56
Roche Holding                        173              33
Schindler Holding                    214              14
Swatch Group, Cl B (E)               744              177
Total Switzerland                                     304
United Kingdom - 5.4%
Alliance Boots                       605              10
AstraZeneca                          258              14
Aviva                                2,051            33
Barclays                             300              4
BG Group                             1,678            22
British Airways*                     1,035            11
British American Tobacco             1,369            42
Cable & Wireless                     372              1
Cookson Group                        1,211            14
Diageo                               1,715            33
HBOS                                 68               2
HSBC Holdings (E)                    5,251            96
J. Sainsbury                         337              3
Lloyds                               4,137            48
LogicaCMG                            3,532            12
Resolution                           789              10
Royal Bank of Scotland               1,669            67
Scottish & Newcastle                 4,379            47
WPP Group                            3,251            48
Total United Kingdom                                  517
Total Foreign Common Stock (Cost $5,644)              6,022
Foreign Preferred Stock - 1.4%
Italy - 1.4%
Unipol (E)                           39,507           138
Total Italy                                           138
Total Foreign Preferred Stock (Cost $120)             138
Rights - 0.0%
Meinl European Land,
Expires 02/09/07*                    4,333            1
Merck KGaA,
Expires 02/06/07*                    14               -
Total Rights (Cost $-)                                1

                                             Face Amount
Description                                  (000)/Shares       Value (000)
Repurchase Agreement - 10.4%
Morgan Stanley
5.15%, dated 01/31/07, to be
repurchased on 02/01/07, repurchase
price $984,330 (collateralized by a
U.S. Government obligation, par value
$1,040,000, 4.650%, 10/10/13; total
market value $1,011,033) (D)                 $984            $  984
Total Repurchase Agreement (Cost $984)                          984
Total Investments - 122.8% (Cost $10,885)                       11,661
Securities Sold Short - (4.9)%
Cable TV - (0.0)%
Cablevision Systems, Cl A                    (100)              (3)
Total Cable TV                                                  (3)
Computer Services - (0.9)%
Unisys*                                      (9,363)            (81)
Total Computer Services                                         (81)
Diversified Operations - (0.5)%
Leucadia National                            (1,600)            (44)
Total Diversified Operations                                    (44)
Multi-Line Insurance - (0.8)%
XL Capital, Cl A                             (1,100)            (76)
Total Multi-Line Insurance                                      (76)
Real Estate Management/Services - (1.1)%
CB Richard Ellis Group, Cl A*                (900)              (34)
Realogy*                                     (2,400)            (72)
Total Real Estate Management/Services                           (106)
Reinsurance - (0.6)%
Everest Re Group                             (600)              (56)
Total Reinsurance                                               (56)
Television - (1.0)%
CBS, Cl B                                    (3,000)            (94)
Total Television                                                (94)
Total Securities Sold Short (Proceeds $(415))                   (460)
Foreign Securities Sold Short - (13.7)%
Australia - (3.4)%
AGL Energy*                                  (3,139)            (42)
Alumina                                      (11,685)           (59)
Australian Stock Exchange                    (2,896)            (86)
Billabong International                      (2,762)            (35)
Perpetual                                    (457)              (28)

OLD MUTUAL ANALYTIC GLOBAL DEFENSIVE EQUITY FUND - concluded

SCHEDULE OF INVESTMENTS

AS OF JANUARY 31, 2007 (UNAUDITED)

Description                 Shares                    Value (000)
Australia - continued
Rinker Group                (861)            $        (13)
Westfield Group             (3,659)                   (64)
Total Australia                                       (327)
Austria - (0.8)%
Andritz                     (61)                      (13)
Oest Elektrizatswits, Cl A  (1,277)                   (62)
Total Austria                                         (75)
Canada - (1.8)%
Agnico-Eagle Mines          (100)                     (4)
Astral Media                (2,100)                   (82)
Eldorado Gold*              (2,800)                   (16)
Imperial Oil                (1,300)                   (46)
Meridian Gold*              (400)                     (12)
UTS Energy*                 (900)                     (3)
Total Canada                                          (163)
Denmark - (0.6)%
Topdanmark A/S*             (325)                     (59)
Total Denmark                                         (59)
France - (0.7)%
Klepierre                   (316)                     (56)
Safran                      (634)                     (15)
Total France                                          (71)
Germany - (1.2)%
IVG Immobilien              (2,126)                   (97)
MLP                         (770)                     (17)
Total Germany                                         (114)
Japan - (0.7)%
Kintetsu                    (3,000)                   (9)
Leopalace21                 (500)                     (16)
Toho                        (1,800)                   (33)
Wacoal                      (1,000)                   (12)
Total Japan                                           (70)
Netherlands - (1.7)%
James Hardie Industries     (11,297)                  (84)
Wereldhave                  (595)                     (80)
Total Netherlands                                     (164)
New Zealand - (0.2)%
Kiwi Income Property Trust  (16,105)                  (17)
Total New Zealand                                     (17)

                                             Shares/
Description                                  Contracts           Value (000)
Singapore - (1.4)%
City Developments                            (2,000)           $ (18)
Singapore Exchange                           (25,000)            (111)
Total Singapore                                                  (129)
Sweden - (0.6)%
Kungsleden                                   (3,486)             (57)
Total Sweden                                                     (57)
Switzerland - (0.6)%
CIBA Speciality Chemicals                    (585)               (39)
Zurich Financial Services                    (72)                (19)
Total Switzerland                                                (58)
Total Foreign Securities Sold Short
(Proceeds $(1,179))                                              (1,304)
Written Index Option Contracts - (1.4)%
Amex Airline
February 2007 62.5 Call                      (62)                (2)
Amex Biotechnology Index
February 2007 780 Call                       (5)                 (4)
CBOE Oil Index
February 2007 620 Call                       (6)                 (15)
CBOE Technology Index
February 2007 660 Call                       (6)                 (11)
PHLX Semiconductor Index
February 2007 455 Call                       (9)                 (8)
S&P 100 Index
February 2007 664 Call                       (6)                 (4)
S&P 500 Index
February 2007 1,420 Call                     (39)                (93)
Total Written Index Option Contracts
(Proceeds $(117))                                                (137)
Other Assets and Liabilities, Net - (2.8%)                       (265)
Total Net Assets -100.0%                                       $ 9,495

For descriptions of abbreviations and footnotes, please refer to page 129.

The accompanying notes are an integral part of the financial statements.

OLD MUTUAL CLAY FINLAY CHINA FUND

MARKET OVERVIEW (UNAUDITED)

Sub-Advisor: Clay Finlay Inc.

Performance Highlights

o During the six-month period ended January 31, 2007, the Old Mutual Clay Finlay China Fund's Class A shares gained 34.26% at net asset value. Despite producing strong absolute gains, the Fund underperformed its benchmark, the MSCI China Index, which returned 37.90% for the same time period.

o At the sector level, the Fund's underweight in financials and telecommunication services and stock selection in utilities detracted from relative performance while its underweight in energy and stock selection in consumer discretionary and materials made positive contributions.

o The Fund's equity position performed in-line with the Index, while cash detracted from performance due to a large cash inflow in December when the index experienced strong gains.


Q. How did the Fund perform relative to its benchmark?

A. During the  six-month  period  ended  January 31,  2007,  the Old Mutual Clay
Finlay China Fund's (the "Fund") Class A shares gained 34.26% at net asset value. Despite producing strong absolute gains, the Fund underperformed its benchmark, the MSCI China Index (the "Index"), which returned 37.90% for the same time period. Performance for all share classes can be found on page 109.

Q. What investment environment did the Fund face during the past six months?

A. The Chinese stock market was bullish and supportive during the six-month period. A gradual appreciation of the Chinese Yuan and investors' anticipation of further strengthening in the exchange rate attracted substantial international capital into Chinese financial assets. China's economic growth continued at a strong pace, as evidenced by the gain of the Index: the gross domestic product ("GDP") increased by 10.6% in the third quarter and by 10.4% in the fourth quarter of 2006; inflation remained at low levels; the trade surplus surged to more than 20 billion U.S. dollars per month; and domestic consumption was sustained. Through interest rate increases and administrative measures, the Chinese Central Bank succeeded in slowing the previously excessive growth in fixed asset investments.

Q. Which market factors influenced the Fund's relative performance?

A. Market factors, such as strong liquidity in Hong Kong, a recovery in Chinese domestic equity markets, and a flurry of successful Chinese initial public offerings ("IPOs"), were highly supportive to Fund performance during the period. Industrial and Commercial Bank of China, also known as ICBC, raised 20 billion U.S. dollars in what is noted to be the largest IPO worldwide in history.

Q. How did portfolio composition affect Fund performance?

A. Clay Finlay Inc. ("Clay Finlay") notes that the Fund's equity position performed in-line with the Index, while cash detracted from performance due to a large cash inflow in December when the Index experienced strong gains. At the sector level, the Fund's underweight in financials and telecommunication services and stock selection in utilities detracted from relative performance while its underweight in energy and stock selection in consumer discretionary and materials made positive contributions.

         Specific stocks that contributed positively to Fund performance during the six-month period included individual life insurance and annuity product provider, China Life Insurance; integrated oil, gas, and chemical company, China Petroleum & Chemical; and women's shoe retailer, Prime Success International Group. China Life Insurance outperformed during the period as a result of strong growth in the Chinese life insurance industry and robust investment income due to high equity returns in domestic Chinese markets. China Petroleum & Chemical benefited from price increases in refined oil products and refining margins. The company's performance during the period was also helped by lower crude oil prices. Prime Success International Group benefited from strong consumption growth in China. The company's management team has executed well on store expansion plans.

Clay Finlay China Fund

MARKET OVERVIEW (UNAUDITED)

Sub-Advisor: Clay Finlay Inc.

         Detractors from performance during the period included positions in display solution provider, TPV Technology (no longer a Fund holding), materials company, Zijin Mining Group (no longer a Fund holding), and fire alarm systems provider, GST Holdings. TPV Technology was hurt by margin pressure and disappointing profitability caused by competition in the LCD monitor and television industries. Zijin Mining Group's stock price is highly sensitive to the spot market's gold prices. After a rally in the first half of 2006, gold prices declined during the six-month period ended January 31, 2007 and the company's stock price weakened. While Clay Finlay likes the long-term growth prospects of GST Holdings, near-term competitive pressures resulted in pricing pressure during the period.

Q. What is the investment outlook for the Chinese equity market?

A. Clay Finlay continues to believe that Chinese economic growth will remain steady in 2007. The firm notes that a gradual deceleration in capital expenditure and some tighter control on bank lending and domestic liquidity may result in GDP growth at around 8.5% to 9% this year and next. Clay Finlay expects upward pressure on the Chinese Yuan to continue and the trade surplus to remain strong, even though it is likely that more measures to encourage domestic consumption may be announced by the Central government.

Top Ten Holdings as of January 31, 2007

China Mobile                8.7%
PetroChina ADR              5.9%
China Petroleum &
Chemical, Cl H              5.5%
China Life Insurance, Cl H  4.1%
CNOOC                       3.1%
China Telecom, Cl H         3.0%
Industrial & Commercial
Bank of China, Cl H         2.8%
Kingboard Chemical
Holdings                    2.4%
Prime Success
International Group         2.4%
China Resources Enterprise  2.3%
As a % of Total
Fund Investments            40.2%


Clay Finlay China Fund

PERFORMANCE AND PORTFOLIO SUMMARY (UNAUDITED)
Average Annual Total Returns as of January 31, 2007
                                                     6 Month  1 Year   Since
                                     Inception Date  Return*  Return   Inception
Class A with front-end load          12/30/05        26.52%   48.77%   60.72%
Class A without load                 12/30/05        34.26%   57.90%   69.73%
Class C with deferred sales load     12/30/05        32.73%   55.67%   68.52%
Class C without deferred sales load  12/30/05        33.73%   56.67%   68.52%
Class Z                              12/30/05        34.46%   58.23%   70.20%
Institutional Class                  12/30/05        34.60%   58.63%   70.59%
MSCI China Index                     12/30/05        37.90%   53.52%   67.39%

Past performance is not a guarantee of future results. Information about these performance results and the comparative index can be found on pages 1 and 2.

* Not annualized.

Fund Performance

                                               Institutional  MSCI China
     Date       Class A   Class C   Class Z    Class          Index
  12/30/2005    $9,425    $10,000   $10,000    $10,000        $10,000
  7/31/2006     $12,470   $13,180   $13,250    $13,269        $12,698
  1/31/2007     $16,742   $17,625   $17,816    $17,860        $17,511

Past performance is not a guarantee of future results. The graph above compares an investment made in each of the Fund's share classes on the inception date of 12/30/05 to an investment made in an unmanaged securities index on that date. The performance of the Fund's Class A shares shown in the line graph takes into account the maximum initial sales charge. The Fund's performance in this chart and the performance table assumes reinvestment of dividends and capital gain distributions but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Asset Class Weightings as of January 31, 2007 - % of Total Fund Investments

Foreign Common Stock            92.3%
Repurchase Agreement             7.7%

OLD MUTUAL CLAY FINLAY CHINA FUND - concluded

SCHEDULE OF INVESTMENTS

AS OF JANUARY 31, 2007 (UNAUDITED)

Description                                  Shares              Value (000)
Common Stock - 89.7%
Advertising Sales - 1.4%
Focus Media Holding ADR*                     9,000             $ 744
Total Advertising Sales                                          744
Airlines - 1.9%
Air China, Cl H                              714,000             509
Cathay Pacific Airways                       194,000             502
Total Airlines                                                   1,011
Applications Software - 1.8%
Kingdee International Software Group         1,812,000           995
Total Applications Software                                      995
Athletic Footwear - 0.9%
Yue Yuen Industrial Holdings                 145,000             489
Total Athletic Footwear                                          489
Auto-Cars/Light Trucks - 1.5%
Great Wall Motor, Cl H                       619,000             788
Total Auto-Cars/Light Trucks                                     788
Auto/Truck Parts & Equipment-Original - 1.2%
Minth Group                                  836,000             668
Total Auto/Truck Parts & Equipment-Original                      668
Brewery - 0.5%
Kingway Brewery Holdings                     552,000             264
Total Brewery                                                    264
Building & Construction-Miscellaneous - 1.0%
China Communications
Construction, Cl H*                          482,000             549
Total Building & Construction-Miscellaneous                      549
Cellular Telecommunications - 8.4%
China Mobile                                 493,000             4,542
Total Cellular Telecommunications                                4,542
Chemicals-Other - 2.3%
Kingboard Chemical Holdings                  303,000             1,252
Total Chemicals-Other                                            1,252
Circuit Boards - 1.4%
Elec & Eltek International                   270,000             746
Total Circuit Boards                                             746
Coal - 2.2%
China Shenhua Energy, Cl H                   474,000             1,161
Total Coal                                                       1,161

Description                                  Shares              Value (000)
Commercial Banks Non-US - 6.1%
Bank of Communications, Cl H                 782,000           $ 846
Bank of East Asia                            134,400             774
China Merchants Bank, Cl H                   114,000             246
Industrial & Commercial
Bank of China, Cl H                          2,490,000           1,445
Total Commercial Banks Non-US                                    3,311
Disposable Medical Products - 1.0%
Shandong Weigao Group
Medical Polymer, Cl H                        400,000             522
Total Disposable Medical Products                                522
Diversified Operations - 3.6%
China Merchants Holdings
International                                202,000             742
China Resources Enterprise                   388,000             1,216
Total Diversified Operations                                     1,958
Electric Products-Miscellaneous - 0.9%
Zhuzhou CSR Times Electric, Cl H*            268,200             481
Total Electric Products-Miscellaneous                            481
Electric-Generation - 2.9%
China Power International
Development                                  1,593,000           863
Huaneng Power International, Cl H            776,000             700
Total Electric-Generation                                        1,563
Electronic Components-Miscellaneous - 1.1%
Hon Hai Precision Industry GDR               43,880              600
Total Electronic Components-Miscellaneous                        600
Feminine Health Care Products - 0.5%
Hengan International Group                   102,000             279
Total Feminine Health Care Products                              279
Food-Miscellaneous/Diversified - 0.9%
FU JI Food and Catering
Services Holdings                            231,000             484
Total Food-Miscellaneous/Diversified                             484
Footwear & Related Apparel - 2.3%
Prime Success International Group            1,114,000           1,247
Total Footwear & Related Apparel                                 1,247
Gas-Distribution - 1.0%
Xinao Gas Holdings                           548,000             512
Total Gas-Distribution                                           512
Gold Mining - 1.0%
Zhaojin Mining Industry, Cl H*               272,000             546
Total Gold Mining                                                546

Description                          Shares                    Value (000)
Intimate Apparel - 0.7%
Top Form International               2,188,000        $        389
Total Intimate Apparel                                         389
Life/Health Insurance - 4.0%
China Life Insurance, Cl H           733,000                   2,153
Total Life/Health Insurance                                    2,153
Machinery-Material Handling - 1.0%
Shanghai Zhenhua Port
Machinery, Cl B                      357,000                   565
Total Machinery-Material Handling                              565
Metal-Aluminum - 1.8%
Midas Holdings                       1,023,000                 969
Total Metal-Aluminum                                           969
Miscellaneous Manufacturing - 1.8%
Peace Mark Holdings                  1,130,000                 946
Total Miscellaneous Manufacturing                              946
Oil Companies-Exploration & Production - 3.0%
CNOOC                                1,874,000                 1,600
Total Oil Companies-Exploration & Production                   1,600
Oil Companies-Integrated - 11.1%
China Petroleum & Chemical, Cl H     3,432,000                 2,866
PetroChina ADR                       25,100                    3,096
Total Oil Companies-Integrated                                 5,962
Paper & Related Products - 3.3%
Lee & Man Paper Manufacturing        480,000                   1,140
Nine Dragons Paper Holdings          382,000                   650
Total Paper & Related Products                                 1,790
Power Conversion/Supply Equipment - 1.6%
Dongfang Electrical
Machinery, Cl H (B)                  320,000                   852
Total Power Conversion/Supply Equipment                        852
Protection-Safety - 0.9%
GST Holdings                         1,350,000                 471
Total Protection-Safety                                        471
Public Thoroughfares - 1.7%
Jiangsu Express, Cl H                1,258,000                 910
Total Public Thoroughfares                                     910

                                             Shares/Face
Description                                  Amount (000)          Value (000)
Real Estate Operation/Development - 6.6%
Cheung Kong Holdings                         30,000            $   396
China Everbright International               5,111,000             993
Hang Lung Group                              219,000               750
Hang Lung Properties                         286,000               776
Shun Tak Holdings                            484,000               652
Total Real Estate Operation/Development                            3,567
Retail-Hypermarkets - 0.4%
Wumart Stores, Cl H (B)                      252,000               219
Total Retail-Hypermarkets                                          219
Retail-Major Department Store - 1.8%
Lifestyle International Holdings             323,000               973
Total Retail-Major Department Store                                973
Schools - 1.3%
Raffles Education                            562,000               682
Total Schools                                                      682
Telecommunications Services - 2.9%
China Telecom, Cl H                          3,242,000             1,566
Total Telecommunications Services                                  1,566
Total Common Stock (Cost $39,725)                                  48,326
Repurchase Agreement - 7.4%
Morgan Stanley 5.15%, dated 01/31/07, to be
repurchased on 02/01/07, repurchase price
$4,005,803 (collateralized by various U.S.
Government obligations, par values ranging
from $100,000 to $4,000,000, 4.000% to 5.000%,
11/21/07 to 02/01/08; total market value
$4,129,639) (D)                             $4,005                 4,005
Total Repurchase Agreement (Cost $4,005)                           4,005
Total Investments - 97.1% (Cost $43,730)                           52,331
Other Assets and Liabilities, Net - 2.9%                           1,562
Total Net Assets - 100.0%                                      $   53,893
For descriptions of abbreviations and footnotes, please refer to page 129.

The accompanying notes are an integral part of the financial statements.

OLD MUTUAL CLAY FINLAY EMERGING MARKETS FUND

MARKET OVERVIEW (UNAUDITED)

Sub-Advisor: Clay Finlay Inc.

Performance Highlights

o During the six-month period ended January 31, 2007, the Old Mutual Clay Finlay Emerging Markets Fund's Class A shares gained 25.24% at net asset value, outperforming the MSCI Emerging Markets Index, which returned 20.29% for the same time period.

o The Fund outperformed its benchmark in all three emerging markets regions during the period.

o Individual securities that contributed to performance during the period included financial services firm, Indiabulls Financial Services (no longer a Fund holding); the largest producer of Spanish language programming, Grupo Televisa, and Brazilian auto insurance company, Porto Seguro.

o Detractors from performance at the individual security level included Russian oil firm, Surgutneftegaz, Taiwanese chip maker, Alpha Networks (no longer a Fund holding), and Thailand-based industrial estate developer, Amata.


Q. How did the Fund perform relative to its benchmark?

A. During the six-month period ended January 31, 2007, the Old Mutual Clay Finlay Emerging Markets Fund's (the "Fund") Class A shares gained 25.24% at net asset value, outperforming the MSCI Emerging Markets Index, which returned 20.29% for the same time period. Performance for all share classes can be found on page 114.

Q. What investment environment did the Fund face during the past six months?

A. Despite the strong performance generated by emerging markets in prior periods and evidence of a global economic slowdown, emerging market stocks, as measured by the MSCI Emerging Markets Index, have continued to perform surprisingly well during the past six months. Valuations remain at a discount relative to developed-market peers and economic growth has been more resilient as domestic consumption and investment spending recovers.

Q. Which market factors influenced the Fund's relative performance?

A. Commodity prices experienced a sharp decline during the period. This decline most significantly benefited those countries which are commodity importers and are fighting persistently high inflation, including: India, Pakistan and the Philippines. The Fund's holdings in India outperformed where financials sector stocks performed well. The Fund increased its position in Latin America during the period, as valuations in Brazil became more attractive and lower interest rates fueled higher earnings growth.

Q. How did portfolio composition affect Fund performance?

A. The Fund outperformed its benchmark in all three emerging markets regions (Latin America, Far East, and Europe/Mideast/Africa) during the period. This was particularly true in Latin America where Clay Finlay Inc.'s ("Clay Finlay") stock selection had the greatest impact.

         From a sector perspective, the Fund benefited from strong stock selection in financials, consumer discretionary and information technology. On the other side of the coin, the Fund's underweight in materials and telecommunication services and poor stock selection in utilities detracted from relative performance. Clay Finlay was encouraged by the fall in commodity prices during the period, but materials performed especially well despite the weakness in commodity prices. Clay Finlay also notes that it was surprised to see two defensive sectors - telecommunication services and utilities - outperform the benchmark in an environment of strong economic growth, stable interest rates and attractively valued growth stocks. Nevertheless, the Fund's underweight positions in these sectors detracted from performance during the six-month period.

         Individual securities that contributed to performance during the period included financial services firm, Indiabulls Financial Services (no longer a Fund holding); the largest producer of Spanish language programming, Grupo Televisa and Brazilian auto insurance company, Porto Seguro. Indiabulls Financial Services benefited from increased demand for online trading. Grupo Televisa experienced strong viewership in Mexico, which led to higher advertising rates and strong operating earnings growth. Porto Seguro was one of the top performing stocks in the Latin American region. The Brazilian auto insurer gained market penetration and expanded in the low-cost auto insurance segment following a recent acquisition.


Clay Finlay Emerging Markets Fund

         On the other side of the equation, detractors from performance at the individual security level included Russian oil firm, Surgutneftegaz; Taiwanese chip maker, Alpha Networks (no longer a Fund holding) and Thailand-based industrial estate developer, Amata. Surgutneftegaz was negatively affected by the previously mentioned fall in commodity prices during the period. Alpha Networks lost competitiveness in the networking market which resulted in disappointing earnings and a declining stock price. This change in fundamentals prompted Clay Finlay to sell the company's stock. Amata's stock declined after being negatively impacted by weaker foreign investment.

Q. What is the investment outlook for emerging market stocks?

A. From a top-down perspective, Clay Finlay is cautious about what the future holds for emerging markets given the substantial upward moves witnessed over the last six months. However, Clay Finlay's bottom-up stock selection process has allowed it to find high quality companies that are trading at reasonable valuations when compared to their growth prospects. Furthermore, Clay Finlay expects to see the continuation of high levels of domestic growth in emerging markets in an environment of slowing global growth. The firm believes that companies with exposure to domestic economies will be best positioned to grow earnings while exporters' earnings may lag. The countries Clay Finlay believes have the greatest growth prospects include China, India, Indonesia, Brazil and Russia. Despite having some of the highest growth rates in the world, many companies in China and India are not attractive at their current levels.


Top Ten Holdings as of January 31, 2007

Petroleo Brasileiro ADR              3.7%
Grupo Televisa ADR                   2.4%
CNOOC                                2.3%
Samsung Electronics                  2.1%
Porto Seguro                         2.0%
Ayala                                2.0%
United Microelectronics ADR          1.9%
Asya Katilim Bankasi                 1.9%
GEO SA de CV, Ser B*                 1.9%
Daegu Bank                           1.9%
As a % of Total
Fund Investments                     22.1%

Clay Finlay Emerging Markets Fund

PERFORMANCE AND PORTFOLIO SUMMARY (UNAUDITED)

Average Annual Total Returns as of January 31, 2007
                                                     6 Month  1 Year   Since
                                     Inception Date  Return*  Return   Inception
Class A with front-end load          12/30/05        18.00%   19.21%   28.04%
Class A without load                 12/30/05        25.24%   26.50%   35.21%
Class C with deferred sales load     12/30/05        23.75%   24.66%   34.28%
Class C without deferred sales load  12/30/05        24.75%   25.66%   34.28%
Class Z                              12/30/05        25.29%   26.77%   35.48%
Institutional Class                  12/30/05        25.62%   27.45%   36.15%
MSCI Emerging Markets Index          12/30/05        20.29%   17.61%   27.95%

Past performance is not a guarantee of future results. Information about these performance results and the comparative index can be found on pages 1 and 2.

* Not annualized.

Fund Performance

                                                                MSCI
                                                Institutional   Emerging
    Date       Class A    Class C    Class Z    Class           Markets Index
 12/30/2005     $9,425    $10,000    $10,000    $10,000         $10,000
  7/31/2005    $10,444    $11,039    $11,100    $11,130         $10,869
  1/31/2007    $13,080    $13,772    $13,907    $13,982         $13,074

Past performance is not a guarantee of future results. The graph above compares an investment made in each of the Fund's share classes on the inception date of 12/30/05 to an investment made in an unmanaged securities index on that date. The performance of the Fund's Class A shares shown in the line graph takes into account the maximum initial sales charge. The Fund's performance in this chart and the performance table assumes reinvestment of dividends and capital gain distributions but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Asset Class Weightings as of January 31, 2007 - % of Total Fund Investments

Foreign Stock                   49.3%
Common Stock                    39.2%
Repurchase Agreement             8.3%
Warrants                         3.2%

SCHEDULE OF INVESTMENTS

AS OF JANUARY 31, 2007 (UNAUDITED)

Description                                  Shares            Value (000)
Common Stock - 38.5%
Aerospace/Defense - 1.4%
Empresa Brasiliera de Aeronautica ADR        2,300    $        93
Total Aerospace/Defense                                        93
Applications Software - 0.6%
Satyam Computer Services ADR                 1,800             42
Total Applications Software                                    42
Brewery - 2.6%
Cia Cervecerias Unidas ADR                   2,800             84
Grupo Modelo ADR, Cl C                       1,600             87
Total Brewery                                                  171
Broadcast Services/Programming - 2.3%
Grupo Televisa ADR                           5,200             153
Total Broadcast Services/Programming                           153
Cellular Telecommunications - 2.9%
America Movil, Ser L ADR                     2,300             102
Turkcell Iletisim Hizmet ADR                 6,227             90
Total Cellular Telecommunications                              192
Commercial Banks Non-US - 4.0%
Banco Bradesco ADR                           2,700             110
ICICI Bank ADR                               1,800             79
Kazkommertsbank GDR*                         3,400             76
Total Commercial Banks Non-US                                  265
Diversified Minerals - 1.0%
Cia Vale do Rio Doce ADR                     1,900             65
Total Diversified Minerals                                     65
Electronic Components-Miscellaneous - 1.7%
Hon Hai Precision GDR                        8,160             112
Total Electronic Components-Miscellaneous                      112
Electronic Components-Semiconductors - 1.5%
Samsung Electronics GDR 144A                 320               98
Total Electronic Components-Semiconductors                     98
Food-Dairy Products - 1.0%
Wimm-Bill-Dann Foods ADR                     1,000             65
Total Food-Dairy Products                                      65
Gold Mining - 1.4%
Randgold Resources ADR*                      3,900             92
Total Gold Mining                                              92
Medical-Drugs - 0.9%
Dr Reddy's Lab ADR                           3,400             57
Total Medical-Drugs                                            57

Description                                  Shares            Value (000)
Medical-Generic Drugs - 2.2%
Teva Pharmaceutical Industries ADR           2,600    $        91
Zentiva GDR                                  900               54
Total Medical-Generic Drugs                                    145
Oil Companies-Exploration & Production - 1.4%
Novatek GDR                                  1,700             92
Total Oil Companies-Exploration & Production                   92
Oil Companies-Integrated - 6.4%
LUKOIL ADR                                   1,200             95
Petroleo Brasileiro ADR                      2,400             236
Surgutneftegaz ADR                           1,500             91
Total Oil Companies-Integrated                                 422
Power Conversion/Supply Equipment - 1.2%
Delta Electronics GDR                        4,620             76
Total Power Conversion/Supply Equipment                        76
Semiconductor Components-Integrated Circuits - 1.9%
United Microelectronics ADR                  35,245            124
Total Semiconductor Components-
Integrated Circuits                                            124
Steel Pipe & Tube - 1.7%
TMK GDR 144A*                                3,300             114
Total Steel Pipe & Tube                                        114
Telecommunication Services - 1.1%
Orascom Telecom Holding GDR                  1,000             68
Total Telecommunication Services                               68
Telephone-Integrated - 1.3%
Philippine Long Distance Telephone ADR       1,600             84
Total Telephone-Integrated                                     84
Total Common Stock (Cost $2,159)                               2,530
Foreign Common Stock - 48.5%
Brazil - 4.0%
Gafisa*                                      6,800             99
Porto Seguro                                 4,000             131
Submarino                                    1,100             34
Total Brazil                                                   264
China - 2.2%
China Communications
Construction, Cl H*                          81,000            92
Industrial & Commercial
Bank of China, Cl H*                         91,000            53
Total China                                                    145
Hong Kong - 5.8%
China Everbright International               318,000           62
China Resources Enterprise                   12,000            37
CNOOC                                        171,000           146

OLD MUTUAL CLAY FINLAY EMERGING MARKETS FUND - concluded

SCHEDULE OF INVESTMENTS

AS OF JANUARY 31, 2007 (UNAUDITED)

Description                                  Shares            Value (000)
Hong Kong - continued
Kingdee International Software Group         182,000  $        100
Lee & Man Paper Manufacturing                16,000            38
Total Hong Kong                                                383
Indonesia - 5.5%
Bank Niaga                                   462,000           46
Bank Rakyat Indonesia                        165,000           97
Ciputra Development*                         681,000           60
Astra International                          49,000            80
Ramayana Lestari Sentosa                     850,000           81
Total Indonesia                                                364
Malaysia - 1.0%
SP Setia                                     39,000            67
Total Malaysia                                                 67
Mexico - 1.9%
GEO SA de CV, Ser B*                         23,000            122
Total Mexico                                                   122
Philippines - 4.9%
Ayala                                        10,000            130
Bank of the Philippine Islands               36,000            53
Jollibee Foods                               70,000            61
Universal Robina                             194,000           76
Total Philippines                                              320
Russia - 1.6%
Sberbank                                     31                103
Total Russia                                                   103
South Africa - 3.0%
Impala Platinum Holdings                     1,600             46
Standard Bank Group                          2,800             39
Truworths International                      23,000            110
Total South Africa                                             195
South Korea - 9.3%
Daegu Bank                                   7,000             116
Hyundai Motor                                1,600             115
Korea Investment Holdings                    810               35
Lotte Shopping                               240               94
MegaStudy*                                   350               48
NHN*                                         520               69
Samsung Electronics                          220               136
Total South Korea                                              613
Taiwan - 3.0%
Johnson Health Tech                          9,000             70
Powertech Technology                         15,000            63
TXC                                          38,799            67
Total Taiwan                                                   200

                                             Shares/Face
Description                                  Amount (000)         Value (000)
Thailand - 3.3%
Amata                                        105,000           $  30
Bangkok Bank                                 23,000               75
Home Product Center                          360,000              57
Italian-Thai Development                     469,000              56
Total Thailand                                                    218
Turkey - 3.0%
Asya Katilim Bankasi*                        26,000               122
Coca-Cola Icecek*                            9,800                75
Total Turkey                                                      197
Total Foreign Common Stock (Cost $2,749)                          3,191
Repurchase Agreement - 8.2%
Morgan Stanley 5.15%, dated 01/31/07, to be
repurchased on 02/01/07, repurchase price
$536,230  (collateralized  by a U.S.
Government obligation,
par value $555,000, 4.000%, 02/01/08;
total market value $559,163) (D)             $536                 536
Total Repurchase Agreement (Cost $536)                            536
Warrants - 3.1%
Asian Paints 144A, expires 06/15/09*         3,800                61
IVRCL Infrastructures & Projects 144A,
expires 11/17/08*                            5,200                48
Nicholas Piramal India 144A,
expires 10/26/09*                            16,600               96
Total Warrants (Cost $171)                                        205
Total Investments - 98.3% (Cost $5,615)                           6,462
Other Assets and Liabilities, Net - 1.7%                          114
Total Net Assets - 100.0%                                      $  6,576

For descriptions of abbreviations and footnotes, please refer to page 129.

The accompanying notes are an integral part of the financial statements.

OLD MUTUAL COPPER ROCK EMERGING GROWTH FUND

MARKET OVERVIEW (UNAUDITED)

Sub-Advisor: Copper Rock Capital Partners, LLC

Performance Highlights

o For the six-month period ended January 31, 2007, the Old Mutual Copper Rock Emerging Growth Fund underperformed its benchmark, the Russell 2000(R) Growth Index. The Fund's Class A shares gained 13.02% at net asset value for the six-month period while the Russell 2000(R) Growth Index returned 14.81%.

o Stock selection in the telecommunication services, information technology and financials sectors added value, while an overweight in energy and stock selection in industrials and consumer discretionary detracted from relative performance during the six-month period.

o Individual stocks that contributed to Fund performance during the semi-annual period included Cogent Communications Group, Conceptus and Cbeyond, while Healthways (no longer a Fund holding), Christopher & Banks (no longer a Fund holding) and Microsemi (no longer a Fund holding) detracted from performance.


Q. How did the Fund perform relative to its benchmark?

A. For the six-month period ended January 31, 2007, the Old Mutual Copper Rock Emerging Growth Fund (the "Fund") underperformed its benchmark, the Russell 2000(R) Growth Index. The Fund's Class A shares gained 13.02% at net asset value for the six-month period while the Russell 2000(R) Growth Index returned 14.81%. Performance for all share classes can be found on page 119.

Q. What investment environment did the Fund face during the past six months?

A. A disconnect between stock prices and stock fundamentals and the rebalancing of the Russell 2000(R) Growth Index in June of 2006 contributed to a difficult investment environment. During the period, market volatility and investor emotion were an overriding theme as was the outperformance of historically slower growth names.

         As energy prices continued to rise and consumer sentiment weakened over the summer, markets reacted emphatically. Investors remained uncertain whether the Federal Reserve ("Fed") would be successful in its plight to contain inflation and slow growth without causing an economic recession. However, by September and during much of the fourth quarter, stock prices came back in-line with company fundamentals. Much of the emotional selling that occurred during the third quarter subsided as the Fed left its benchmark short-term interest rate unchanged and energy prices fell. By the end of the year, investors regained confidence and the environment became ripe - in Copper Rock Capital Partners, LLC's ("Copper Rock") view - for fundamental managers to outperform.

Q. Which market factors influenced the Fund's relative performance?

A. The Fund is managed via a disciplined, fundamental, bottom-up investment approach. Market factors are considered when understanding the fundamentals of a company and the environment in which it operates. Overarching macroeconomic themes, however, do not play a significant role in the overall construction of the Fund's portfolio.

Q. How did portfolio composition affect Fund performance?

A. Stock selection in the telecommunication services, information technology and financials sectors added value, while an overweight in energy and stock selection in industrials and consumer discretionary detracted from relative performance during the six-month period.

         Individual stocks that contributed to Fund performance during the semi-annual period included Cogent Communications Group, Conceptus and Cbeyond, while Healthways (no longer a Fund holding), Christopher & Banks (no longer a
Fund holding) and Microsemi (no longer a Fund holding) detracted from performance. Internet service provider, Cogent Communications Group, built its technology business based on providing high quality bandwidth at lower costs. The company increased its sales force to execute on its expanded offerings during the first quarter of 2006 and, as a result, revenue announcements during the six-month period ended January 31, 2007 were higher than previously expected. Conceptus, which markets the ESSURE(R) permanent birth control system, has gained market share and is forecasting profitability in 2007. Cbeyond, a supplier of voice over Internet protocol systems to small business customers, continues to grow at attractive rates and gain market share, taking


Copper Rock Emerging Growth Fund

MARKET OVERVIEW (UNAUDITED)

Sub-Advisor: Copper Rock Capital Partners, LLC

advantage of growth and innovation in the telecommunications space. On the other side of the equation, Healthways, a leader in disease management, underperformed when a major component of the company's investment thesis - its success in the Medicare Disease Management pilot program - broke down. The fact that the patient population turned out to be sicker than previously expected, coupled with a questionable acquisition, caused Copper Rock to sell the stock. Christopher & Banks, a retailer of women's specialty apparel, detracted from performance during the period despite the fact that the company benefited from strong sales of improved merchandise under the direction of a new head of merchandising throughout much of 2006. Its clothing for the 2006 holiday season did not meet customer expectations, however, and early inventory markdowns impacted the stock's performance. Copper Rock exited the position based on deteriorating fundamentals. Microsemi, a semiconductor manufacturer, performed well earlier in the year, but Copper Rock believes that the firm's growth might take a pause and has exited the position.

Q. What is the investment outlook for the small-cap growth market?

A. Copper Rock believes economic headwinds such as rising interest rates, record oil prices, and recessionary fears appear to be behind us as we enter 2007. The current backdrop looks attractive for growth investors, with signals that inflation may be contained, companies remain flush with cash, and there is excess liquidity in the markets. Copper Rock notes that, if the economy continues to slow, the investment environment could be even more favorable if the Fed begins to cut interest rates by the end of the summer. Copper Rock believes the market is ripe for growth to outperform value and, specifically, for the traditional growth sectors such as technology and health care to outperform. Much of the outperformance from non-traditional growth and cyclical sectors has been driven by commodity prices. However, commodity prices have started to fall, paving the way for growth sectors to become attractive again. The Fund maintains overweights relative to the benchmark in technology and business services, areas Copper Rock believes may be poised to show solid growth rates in 2007. As always, Copper Rock continues to look for companies with solid fundamentals.

Top Ten Holdings as of January 31, 2007

Adams Respiratory
Therapeutics                3.6%
ESCO Technologies           2.7%
CommScope                   2.6%
Psychiatric Solutions       2.5%
Pinnacle Entertainment      2.4%
Radiation Therapy Services  2.2%
Nuance Communications       2.2%
Corporate Executive Board   2.1%
Conceptus                   2.0%
Affiliated Managers Group   1.9%
As a % of Total
Fund Investments            24.2%

Copper Rock Emerging Growth Fund

PERFORMANCE AND PORTFOLIO SUMMARY (UNAUDITED) Average Annual Total Returns as of January 31, 2007
                                     Inception  6 Month    1 Year   Since
                                     Date*      Return**   Return   Inception
Class A with front-end load          07/29/05   6.54%      (3.49)%  7.86%
Class A without load                 07/29/05   13.02%     2.41%    12.19%
Class C with deferred sales load     07/29/05   11.56%     0.65%    11.24%
Class C without deferred sales load  07/29/05   12.56%     1.65%    11.24%
Class Z                              12/09/05   13.18%     2.67%    12.28%
Institutional Class                  07/29/05   13.26%     2.84%    12.63%
Russell 2000(R) Growth Index         07/29/05   14.81%     5.30%    10.69%

Past performance is not a guarantee of future results. Information about these performance results and the comparative indexes can be found on pages 1 and 2.
* The inception date of each share class represents the date initial seed capital was invested by Old Mutual Capital, Inc. The effective date the share classes were available for sale to shareholders was 8/1/05 for Class A, Class C and Institutional Class, and 12/16/05 for Class Z.
** Not annualized.

Fund Performance

                                                   Russell
                                    Institutional  2000(R) Growth
    Date       Class A    Class C   Class          Index
  7/29/2005     $9,425    $10,000   $10,000        $10,000
  7/31/2006     $9,915    $10,430   $10,560        $10,153
  1/31/2007    $11,206    $11,740   $11,960        $11,660

Past performance is not a guarantee of future results. The graph above compares an investment made in the Fund's Class A, C and Institutional shares on the inception date of 7/29/05 to an investment made in an unmanaged securities index on that date. The performance of the Fund's Class A shares shown in the line graph takes into account the maximum initial sales charge. The Fund's performance in this chart and the performance table assumes reinvestment of dividends and capital gain distributions but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Asset Class Weightings as of January 31, 2007 - % of Total Fund Investments

Common Stock                    94.8%
Repurchase Agreement             3.7%
Investment Company               1.5%

SCHEDULE OF INVESTMENTS

AS OF JANUARY 31, 2007 (UNAUDITED)

Description                                  Shares            Value (000)
Common Stock - 95.2%
Aerospace/Defense-Equipment - 1.3%
BE Aerospace*                                39,426   $        1,174
Total Aerospace/Defense-Equipment                              1,174
Applications Software - 3.6%
American Reprographics*                      39,165            1,227
Nuance Communications*                       175,095           2,017
Total Applications Software                                    3,244
Auto-Medium & Heavy Duty Trucks - 0.4%
Force Protection*                            21,157            381
Total Auto-Medium & Heavy Duty Trucks                          381
Auto/Truck Parts & Equipment-Original - 1.0%
Amerigon*                                    80,721            881
Total Auto/Truck Parts & Equipment-Original                    881
Commercial Banks-Eastern US - 1.5%
Signature Bank*                              41,885            1,387
Total Commercial Banks-Eastern US                              1,387
Commercial Banks-Western US - 0.6%
Community Bancorp*                           17,751            594
Total Commercial Banks-Western US                              594
Commercial Services - 5.3%
CoStar Group*                                16,445            781
ExlService Holdings*                         22,212            549
PeopleSupport*                               47,011            1,121
Providence Service*                          32,425            713
TeleTech Holdings*                           60,367            1,627
Total Commercial Services                                      4,791
Computer Services - 0.4%
Syntel                                       10,320            339
Total Computer Services                                        339
Computer Software - 0.7%
Double-Take Software*                        50,000            632
Total Computer Software                                        632
Computers-Memory Devices - 1.7%
SimpleTech*                                  143,000           1,564
Total Computers-Memory Devices                                 1,564
Consulting Services - 4.6%
Advisory Board*                              25,200            1,419
Corporate Executive Board                    20,850            1,892
Huron Consulting Group*                      16,827            872
Total Consulting Services                                      4,183

Description                                  Shares            Value (000)
Diagnostic Kits - 1.5%
Quidel*                                      97,837   $        1,330
Total Diagnostic Kits                                          1,330
Diversified Manufacturing Operations - 2.8%
ESCO Technologies*                           52,504            2,508
Total Diversified Manufacturing Operations                     2,508
Drug Delivery Systems - 0.8%
Noven Pharmaceuticals*                       25,100            687
Total Drug Delivery Systems                                    687
E-Services/Consulting - 0.4%
Perficient*                                  19,427            406
Total E-Services/Consulting                                    406
Educational Software - 1.9%
Blackboard*                                  58,400            1,705
Total Educational Software                                     1,705
Electronic Design Automation - 0.5%
Comtech Group*                               28,700            472
Total Electronic Design Automation                             472
Engineering/R&D Services - 0.7%
Stanley*                                     37,100            600
Total Engineering/R&D Services                                 600
Enterprise Software/Services - 0.6%
Concur Technologies*                         38,050            573
Total Enterprise Software/Services                             573
Entertainment Software - 1.1%
THQ*                                         33,100            1,003
Total Entertainment Software                                   1,003
Finance-Commercial - 0.5%
NewStar Financial*                           24,200            466
Total Finance-Commercial                                       466
Finance-Investment Banker/Broker - 2.2%
Evercore Partners, Cl A*                     22,104            749
Greenhill                                    17,100            1,281
Total Finance-Investment Banker/Broker                         2,030
Finance-Other Services - 1.6%
GFI Group*                                   13,480            863
International Securities
Exchange Holdings                            15,404            638
Total Finance-Other Services                                   1,501

Description                                  Shares            Value (000)
Gambling (Non-Hotel) - 2.4%
Pinnacle Entertainment*                      63,550   $        2,194
Total Gambling (Non-Hotel)                                     2,194
Human Resources - 1.7%
Kenexa*                                      41,784            1,525
Total Human Resources                                          1,525
Import/Export - 0.4%
Castle Brands*                               53,618            334
Total Import/Export                                            334
Internet Application Software - 2.3%
DealerTrack Holdings*                        44,706            1,239
Vocus*                                       44,257            826
Total Internet Application Software                            2,065
Internet Connective Services - 1.3%
Cogent Communications Group*                 56,655            1,190
Total Internet Connective Services                             1,190
Internet Infrastructure Software - 0.8%
Opsware*                                     91,867            735
Total Internet Infrastructure Software                         735
Investment Management/Advisory Services - 1.9%
Affiliated Managers Group*                   15,665            1,745
Total Investment Management/
Advisory Services                                              1,745
Medical Imaging Systems - 0.7%
Vital Images*                                17,900            600
Total Medical Imaging Systems                                  600
Medical Information Systems - 1.6%
Allscripts Healthcare Solutions*             25,860            791
Phase Forward*                               50,401            683
Total Medical Information Systems                              1,474
Medical Instruments - 2.1%
Conceptus*                                   80,710            1,872
Total Medical Instruments                                      1,872
Medical-Biomedical/Genetic - 2.4%
Keryx Biopharmaceuticals*                    84,410            963
Lifecell*                                    24,380            583
Nektar Therapeutics*                         53,300            677
Total Medical-Biomedical/Genetic                               2,223

Description                                  Shares            Value (000)
Medical-Drugs - 4.9%
Adams Respiratory Therapeutics*              73,170   $        3,282
Santarus*                                    164,940           1,148
Total Medical-Drugs                                            4,430
Medical-Outpatient/Home Medical - 2.2%
Radiation Therapy Services*                  68,255            2,026
Total Medical-Outpatient/Home Medical                          2,026
Metal Processors & Fabricators - 1.3%
Ladish*                                      28,541            1,162
Total Metal Processors & Fabricators                           1,162
Oil Companies-Exploration & Production - 3.0%
Arena Resources*                             10,900            465
ATP Oil & Gas*                               25,690            1,068
Berry Petroleum, Cl A                        17,300            537
Parallel Petroleum*                          32,900            647
Total Oil Companies-
Exploration & Production                                       2,717
Oil Field Machinery & Equipment - 2.3%
Dresser-Rand Group*                          60,750            1,577
Metretek Technologies*                       43,350            564
Total Oil Field Machinery & Equipment                          2,141
Oil-Field Services - 1.0%
Hercules Offshore*                           13,900            367
W-H Energy Services*                         12,845            583
Total Oil-Field Services                                       950
Physical Therapy/Rehabilitation Centers - 2.5%
Psychiatric Solutions*                       59,471            2,316
Total Physical Therapy/Rehabilitation Centers                  2,316
Retail-Discount - 1.1%
Citi Trends*                                 24,662            972
Total Retail-Discount                                          972
Retail-Restaurants - 1.6%
BJ's Restaurants*           23,300           476
Chipotle Mexican Grill, Cl A*                16,750            995
Total Retail-Restaurants                                       1,471
Retail-Sporting Goods - 1.9%
Hibbett Sporting Goods*                      28,100            902
Zumiez*                                      25,500            839
Total Retail-Sporting Goods                                    1,741

OLD MUTUAL COPPER ROCK EMERGING GROWTH FUND - concluded

SCHEDULE OF INVESTMENTS

AS OF JANUARY 31, 2007 (UNAUDITED)

Description                          Shares           Value (000)
Schools - 4.2%
Capella Education*                   30,000  $        853
DeVry                                22,565           635
ITT Educational Services*            16,235           1,260
Strayer Education                    9,150            1,041
Total Schools                                         3,789
Semiconductor Components-Integrated Circuits - 1.1%
Anadigics*                           112,110          1,002
Total Semiconductor Components-
Integrated Circuits                                   1,002
Semiconductor Equipment - 2.4%
Tessera Technologies*                17,200           658
Varian Semiconductor Equipment*      36,160           1,488
Total Semiconductor Equipment                         2,146
Telecommunications Equipment - 2.6%
CommScope*                           74,550           2,409
Total Telecommunications Equipment                    2,409
Telecommunications Services - 3.2%
Cbeyond*                             36,018           1,070
Orbcomm*                             63,900           774
Time Warner Telecom, Cl A*           45,400           1,057
Total Telecommunications Services                     2,901
Therapeutics - 0.7%
Theravance*                          18,015           618
Total Therapeutics                                    618
Transactional Software - 3.3%
Innerworkings*                       65,262           839
Transaction Systems Architects*      37,060           1,340
VeriFone Holdings*                   20,730           828
Total Transactional Software                          3,007
Web Hosting/Design - 1.2%
Equinix*                             13,130           1,104
Total Web Hosting/Design                              1,104
Wound, Burn & Skin Care - 0.7%
Obagi Medical Products*              50,089           673
Total Wound, Burn & Skin Care                         673

                                             Shares/Face
Description                                  Amount (000)         Value (000)
X-Ray Equipment - 0.7%
Hologic*                                     11,000            $  611
Total X-Ray Equipment                                             611
Total Common Stock (Cost $76,665)                                 86,594
Investment Company - 1.5%
Index Fund-Small Cap - 1.5%
iShares Russell 2000 Growth Index Fund       16,980               1,362
Total Index Fund-Small Cap                                        1,362
Total Investment Company (Cost $1,319)                            1,362
Repurchase Agreement - 3.8%
Morgan Stanley 5.15%, dated 01/31/07, to be
repurchased on 02/01/07, repurchase price
 $3,416,620 (collateralized by
various U.S. Government obligations, par
values ranging from $795,000 to
$4,355,000, 0.000%, 03/26/07 to 06/20/07;
total market value $5,100,726) (D)           $3,416               3,416
Total Repurchase Agreement (Cost $3,416)                          3,416
Total Investments - 100.5% (Cost $81,400)                         91,372
Other Assets and Liabilities, Net - (0.5%)                       (445)
Total Net Assets - 100.0%                                      $  90,927

For descriptions of abbreviations and footnotes, please refer to page 129.

The accompanying notes are an integral part of the financial statements

OLD MUTUAL INTERNATIONAL EQUITY FUND

MARKET OVERVIEW (UNAUDITED)

Sub-Advisors: Acadian Asset Management, Inc. and Clay Finlay Inc.

Performance Highlights

o The Old Mutual International Equity Fund outperformed its benchmark during the six-month period ended January 31, 2007. The Fund's Class A shares gained 16.27% at net asset value, while the MSCI EAFE(R) Index returned 14.33%.

o During the six-month period, an overweight relative to the benchmark in Austria and strong stock selection in Germany and Japan added value relative to the performance of the MSCI EAFE(R) Index, while an underweight to Spain and weak stock selection in Australia and the Netherlands detracted from relative performance.

o At the sector level, the sub- advisors' strong stock selection in information technology and industrials and underweight in energy contributed to performance relative to the benchmark, while weak stock selection in utilities, telecommunication services and consumer discretionary detracted from relative results.

o Individual securities that contributed to relative performance included Voestalpine, MAN and Nintendo, while British Energy Group (no longer a Fund holding), Santos and Mitsubishi UFJ Financial Group detracted from relative results.

Q. How did the Fund perform relative to its benchmark?

A. The Old Mutual International Equity Fund (the "Fund") outperformed its benchmark during the six-month period ended January 31, 2007. The Fund's Class A shares gained 16.27% at net asset value, while the MSCI EAFE(R) Index returned 14.33%. Performance for all share classes can be found on page 125.

Q. What investment environment did the Fund face during the past six months?

A. Developed equity markets finished the six-month period ended January 31, 2007 in firmly positive territory - demonstrating resilience in light of elevated energy prices, inflationary pressures and other global concerns. Clay Finlay Inc. ("Clay Finlay") notes that a decline in bond yields and oil prices boosted U.S. consumer incomes and prompted a surge in consumer spending towards the end of the period. This boost also caused concerns regarding the U.S. housing market to ease (temporarily, in Clay Finlay's view). The other key themes were continued excess liquidity and risk tolerance, which fuelled a private equity binge and pushed markets above levels justified by fundamentals.

         In Europe, equity market performance was strong, despite three interest rate hikes by the European Central Bank ("ECB") during the period. While further interest rate hikes are anticipated, the timing and magnitude of such increases are dependent upon continued appreciation of the Euro and sustained inflation below the ECB's 2% target.

         Within the Euro zone's major markets, Germany advanced as business confidence reached a record high due to the expectation that investment spending and export growth would cushion the effects of the value-added tax ("VAT") increase planned for 2007. Italy and France also posted solid gains, as consumer sentiment and unemployment figures steadily improved throughout the period. The United Kingdom also contributed considerable gains driven by a rebound in manufacturing, rising retail sales and continued strength in the housing market.

         The Asia-Pacific region's performance was diminished by tepid returns in Japan, as household spending continued to decline while wage growth stalled. Despite this, though, the country is expected to continue on a moderate growth trajectory, driven partially by strong exports and favorable capital expenditure data. Elsewhere in the region, Singapore produced strong gains due to robust property sales, while Hong Kong's market increased as a result of strong export growth. Australia also followed the strong growth trend as unemployment reached a 30-year low and higher commodity prices offset declining farm exports.

Q. Which market factors influenced the Fund's relative performance?

A. Developed markets saw value stocks outperform growth stocks during the six-month period ended January 31, 2007. The MSCI EAFE(R) Value Index returned 16.32%, compared to a 12.31% gain for the MSCI EAFE(R) Growth Index. Large-cap stocks, as measured by the 14.33% return of the MSCI EAFE(R) Index, trailed their smaller capitalization counterparts, measured by the MSCI EAFE(R) Small Cap Index return of 16.95%, during the period. Additionally, the market exhibited abundant liquidity and risk appetites during the period which caused emerging markets to soar.

         Abundant liquidity and healthy appetites for risk caused emerging markets to soar as did strong economic data from Germany. On the other hand, disappointing economic data caused relative weakness in the Japanese market.

International Equity Fund

MARKET OVERVIEW (UNAUDITED)

Sub-Advisors: Acadian Asset Management, Inc. and Clay Finlay Inc.

Q. How did portfolio composition affect Fund performance?

A. During the six-month period, an overweight relative to the benchmark in Austria and strong stock selection in Germany and Japan added value relative to the performance of the MSCI EAFE(R) Index, while an underweight to Spain and weak stock selection in Australia and the Netherlands detracted from relative performance. At the sector level, the sub-advisors' strong stock selection in information technology and industrials and underweight in energy contributed to performance relative to the benchmark, while weak stock selection in utilities, telecommunication services and consumer discretionary detracted from relative results.

         Individual securities that contributed to relative performance included Voestalpine, MAN and Nintendo, while British Energy Group (no longer a Fund holding), Santos and Mitsubishi UFJ Financial Group detracted from relative results. The Fund's position in Austrian steel producer, Voestalpine, produced strong gains during the period as the company announced that its profits had risen considerably as the result of higher steel prices. German commercial vehicle manufacturer, MAN, performed strongly during the period, as demand for machinery was supported by sustained, albeit moderate, growth among world markets. Interactive entertainment company, Nintendo, released its widely popular new home game console, Wii, and the firm's Gameboy DS sales continued to exceed expectations causing the stock price to soar. At the same time, the Fund's position in U.K. utility provider, British Energy Group, proved costly to relative performance, as the company announced that output would be lowered for the next two years due to boiler tube leakage at both its Hunterson and Hinkley Point stations. Santos, an Australian energy producer, impacted performance adversely when the company announced a 70% reserve reduction forecast for the Jeruk discovery in Indonesia. Finally, weakness in the Japanese economy translated into disappointing loan demand for financial services provider Mitsubishi UFJ Financial Group.

Q. What is the investment outlook for international stocks?

A. Looking ahead, Acadian Asset Management, Inc. ("Acadian") believes the outlook for global equity markets calls for a modest growth trajectory for the next three to six months as several key issues remain in flux. These issues include the impact of recent interest rate increases on key economies, the ability of housing markets, particularly in the United States, to achieve a soft landing, the direction of oil prices and the potential for geopolitical instability. Valuations have leveled off, and there are fewer markets and asset classes that appear truly undervalued from a capitalization-weighted index perspective. Acadian notes, however, that it is still finding valuation spreads and other anomalies that support successful stock selection within individual markets.

         Clay Finlay is concerned that a new wave of U.S. housing-related weakness may lie ahead. While declining bond yields and lower oil prices came together to bolster consumers and markets, debts will still need to be repaid and consumption cannot grow faster than income in the long-term. Clay Finlay believes there may be a period of sub-trend growth ahead for the United States and that international markets may be positioned to continue to outperform.


The MSCI EAFE(R) Value and Growth Indexes use Price/Book Value ("P/BV") ratios to divide the standard MSCI EAFE(R) Index into two sub-indexes: value and growth. All securities are classified as either "value" securities (low P/BV securities) or "growth" securities (high P/BV securities).

The MSCI EAFE(R) Small Cap Index targets 40% of the eligible small-cap universe within each industry group, within each country. MSCI defines the small-cap universe as all listed securities that have a market capitalization in the range of 200-1,500 million U.S. dollars.

Top Ten Holdings as of January 31, 2007

Royal Dutch Shell, Cl A     2.3%
MAN                         1.9%
Voestalpine                 1.9%
National Bank of Greece     1.8%
Nomura Holdings             1.8%
HSBC Holdings               1.7%
Zurich Financial Services   1.7%
Deutsche Lufthansa          1.6%
QBE Insurance Group         1.6%
BNP Paribas                 1.6%
As a % of Total
Fund Investments            17.9%

International Equity Fund

PERFORMANCE AND PORTFOLIO SUMMARY (UNAUDITED)
Average Annual Total Returns as of January 31, 2007
                                                     6 Month  1 Year   Since
                                     Inception Date  Return*  Return   Inception
Class A with front-end load          12/30/05        9.56%    14.49%   18.27%
Class A without load                 12/30/05        16.27%   21.48%   24.90%
Class C with deferred sales load     12/30/05        14.81%   19.68%   24.03%
Class C without deferred sales load  12/30/05        15.81%   20.68%   24.03%
Class Z                              12/30/05        16.33%   21.77%   25.17%
Institutional Class                  12/30/05        16.55%   21.99%   25.49%
MSCI EAFE(R) Index                   12/30/05        14.33%   19.84%   24.76%

Past performance is not a guarantee of future results. Information about these performance results and the comparative index can be found on pages 1 and 2.

* Not annualized.

Fund Performance

                                                Institutional  MSCI EAFE(R)
    Date       Class A    Class C    Class Z    Class          Index
 12/30/2005     $9,425    $10,000    $10,000    $10,000        $10,000
  7/31/2006    $10,321    $10,910    $10,971    $10,980        $11,126
  1/31/2007    $12,000    $12,634    $12,762    $12,798        $12,721

Past performance is not a guarantee of future results. The graph above compares an investment made in each of the Fund's share classes on the inception date of 12/30/05 to an investment made in an unmanaged securities index on that date. The performance of the Fund's Class A shares shown in the line graph takes into account the maximum initial sales charge. The Fund's performance in this chart and the performance table assumes reinvestment of dividends and capital gain distributions but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Asset Class Weightings as of January 31, 2007 - % of Total Fund Investments

Foreign Common Stock            96.2%
Foreign Preferred Stock          1.6%
Repurchase Agreement             1.2%
Common Stock                     1.0%

SCHEDULE OF INVESTMENTS

AS OF JANUARY 31, 2007 (UNAUDITED)

Description                                  Shares            Value (000)
Common Stock - 1.1%
Aerospace/Defense - 0.5%
Empresa Brasileira de Aeronautica ADR        900      $        36
Total Aerospace/Defense                                        36
Semiconductor Components-Integrated Circuits - 0.6%
United Microelectronics ADR                  13,102            47
Total Semiconductor Components-
Integrated Circuits                                            47
Total Common Stock (Cost $77)                                  83
Foreign Common Stock - 95.9%
Australia - 4.1%
Caltex Australia                             906               16
Insurance Australia Group                    6,575             33
Leighton Holdings                            1,360             23
National Australia Bank                      376               12
Oxiana                                       7,635             17
QBE Insurance Group                          5,172             125
Sally Malay Mining*                          4,907             12
Santos                                       8,605             63
Woolworths                                   1,310             24
Total Australia                                                325
Austria - 4.2%
Erste Bank der Oesterreichischen
Sparkassen                                   984               77
Telekom Austria                              1,486             40
Voestalpine                                  2,552             149
Wiener Staedtische Versicherung              900               66
Total Austria                                                  332
Belgium - 1.6%
Dexia                                        3,812             113
InBev                                        214               14
Total Belgium                                                  127
Canada - 1.8%
Bank of Montreal                             900               54
Canadian Imperial Bank of Commerce           700               60
Jean Coutu Group, Cl A                       500               7
TELUS                                        400               18
Total Canada                                                   139
Denmark - 0.3%
FLSmidth                                     200               13
Sydbank                                      200               10
Total Denmark                                                  23

Description                          Shares           Value (000)
Finland - 0.1%
Metso                                100     $        5
Nokia                                200              5
Total Finland                                         10
France - 6.2%
Accor                                900              75
Air France-KLM                       1,096            49
AXA                                  2,666            113
BNP Paribas                          1,108            124
France Telecom                       711              20
Sanofi-Aventis                       600              53
Total                                609              41
Vallourec                            64               17
Total France                                          492
Germany - 8.2%
Beiersdorf                           1,023            69
Commerzbank                          1,886            80
Deutsche Lufthansa                   4,619            130
Hypo Real Estate Holding             1,100            73
Linde                                700              75
MAN                                  1,435            152
Patrizia Immobilien*                 2,300            64
Salzgitter                           62               8
Total Germany                                         651
Greece - 2.7%
National Bank of Greece              2,800            146
OPAP                                 1,800            68
Total Greece                                          214
Hong Kong - 4.1%
ASM Pacific Technology               13,500           82
Hang Lung Properties                 33,000           89
Kingboard Chemical Holdings          15,000           62
Shun Tak Holdings                    58,000           78
Vtech Holdings                       2,401            15
Total Hong Kong                                       326
Indonesia - 0.4%
Bank Rakyat Indonesia                59,000           34
Total Indonesia                                       34
Ireland - 1.0%
CRH                                  2,000            79
Total Ireland                                         79

Description                                    Shares            Value (000)
Italy - 1.0%
Banca Popolare dell'Emilia Romagna Scrl        841      $       23
ENI                                            278               9
Fondiaria-Sai                                  983               44
Total Italy                                                      76
Japan - 22.2%
ABILIT                                         1,200             6
Ajis                                           200               5
BMB                                            9,000             34
Brother                                        6,000             84
Canon                                          1,650             87
Central Japan Railway                          8                 86
East Japan Railway                             15                104
FUJIFILM Holdings                              600               25
Fujitsu General*                               3,000             6
Haseko*                                        2,000             8
Honda Motor                                    400               16
Isuzu Motors                                   12,000            60
JFE Holdings                                   1,400             78
JS Group                                       3,600             82
Juki                                           2,000             12
KDDI                                           2                 14
Mitsubishi UFJ Financial Group                 10                121
Mori Seiki                                     300               7
Nintendo                                       300               89
Nippon Electric Glass                          2,000             48
Nippon Steel                                   15,000            89
Nissan Diesel Motor                            3,000             11
Nissan Motor                                   9,400             118
Nomura Holdings                                7,000             143
Pacific Golf Group International
Holdings KK*                                   35                43
SBI Holdings                                   44                17
Seiko                                          2,000             14
Sumitomo Metal Mining                          6,000             79
Sumitomo Trust & Banking                       2,000             22
Toray Industries                               11,000            84
Towa Real Estate Development*                  1,500             7
Toyota Boshoku                                 1,800             38
Xebio                                          2,100             64
Yamada Denki                                   500               42
Yamato Kogyo                                   800               22
Total Japan                                                      1,765
Mexico - 0.7%
Corp GEO SAB de CV, Ser B*                     11,000            58
Total Mexico                                                     58

Description                          Shares           Value (000)
Netherlands - 5.6%
Aegon                                4,935   $        97
Akzo Nobel                           645              41
Heineken                             190              10
ING Groep                            2,586            113
Royal Dutch Shell, Cl A              5,452            185
TNT                                  52               2
Total Netherlands                                     448
New Zealand - 0.7%
Air New Zealand                      38,915           53
Total New Zealand                                     53
Norway - 1.6%
Cermaq                               100              2
Statoil                              2,700            72
Tandberg                             3,200            54
Total Norway                                          128
Philippines - 0.5%
Ayala                                3,200            41
Total Philippines                                     41
Portugal - 0.4%
Banco Comercial Portugues            7,741            29
Total Portugal                                        29
Singapore - 1.0%
Singapore Airlines                   4,349            50
Singapore Telecommunications         10,450           24
United Test and Assembly Center*     14,000           7
Total Singapore                                       81
South Africa - 0.5%
Truworths International              8,000            38
Total South Africa                                    38
South Korea - 1.0%
Daegu Bank                           2,800            46
MegaStudy*                           250              35
Total South Korea                                     81
Spain - 3.5%
Acciona                              69               14
Banco Bilbao Vizcaya Argentaria      3,800            95
Banco Santander Central Hispano      6,160            117
Grupo Catalana Occidente             855              34
Telefonica                           890              20
Total Spain                                           280

OLD MUTUAL INTERNATIONAL EQUITY FUND - concluded

SCHEDULE OF INVESTMENTS

AS OF JANUARY 31, 2007 (UNAUDITED)

Description                 Shares                    Value (000)
Sweden - 1.3%
JM                          800              $        21
Ericsson, Cl B              21,000                    84
Total Sweden                                          105
Switzerland - 7.5%
Julius Baer Holding         700                       84
Nestle                      263                       97
Nobel Biocare Holding       190                       63
Roche Holding               455                       86
SGS                         95                        105
Swatch Group                5                         1
Swiss Life Holding*         115                       29
Zurich Financial Services   489                       132
Total Switzerland                                     597
Thailand - 0.5%
Home Product Center         264,000                   42
Total Thailand                                        42
Turkey - 0.3%
Asya Katilim Bankasi*       5,000                     24
Total Turkey                                          24
United Kingdom - 12.9%
3i Group                    4,153                     86
AstraZeneca                 1,922                     108
British Airways*            3,959                     42
BT Group                    3,684                     22
Capita Group                541                       7
Gallaher Group              497                       11
GlaxoSmithKline             2,900                     78
HBOS                        4,368                     96
HSBC Holdings               7,283                     133
Imperial Tobacco Group      193                       8
Marks & Spencer Group       1,546                     20
Michael Page International  7,200                     68
National Grid               6,785                     103
Persimmon                   904                       25
Sage Group                  18,200                    97
Standard Chartered          2,200                     63
Tenon Group                 10,200                    11
Tullett Prebon*             3,800                     48
Total United Kingdom                                  1,026
Total Foreign Common Stock (Cost $6,531)              7,624

                                             Shares/Face
Description                                  Amount (000)         Value (000)
Foreign Preferred Stock - 1.6%
Germany - 1.6%
Fresenius                                    450               $  94
Porsche                                      27                   34
Total Germany                                                     128
Total Foreign Preferred Stock (Cost $96)                          128
Repurchase  Agreement - 1.2%
Morgan Stanley 5.15%, dated 01/31/07 to be
repurchased on 02/01/07, repurchase price
$96,803 (collateralized by a
U.S. Government obligation, $525,000,
0.000%, 06/20/07; total market
value $514,605) (D)                          $97                  97
Total Repurchase Agreement (Cost $97)                             97
Total Investments - 99.8% (Cost $6,801)                           7,932
Other Assets and Liabilities, Net - 0.2%                          17
Total Net Assets - 100.0%                                      $  7,949

For descriptions of abbreviations and footnotes, please refer to page 129.

The accompanying notes are an integral part of the financial statements.

NOTES TO SCHEDULES OF INVESTMENTS

* Non-income producing security.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. On January 31, 2007, the value of these securities amounted to $978 (000), representing 2.5% of the net assets of the Old Mutual Asset Allocation Conservative Portfolio, $2,486 (000), representing 1.8% of the net assets of the Old Mutual Asset Allocation Balanced Portfolio, $1,203 (000), representing 0.6% of the net assets of the Old Mutual Asset Allocation Moderate Growth Portfolio, $843 (000), representing 0.6% of the net assets of the Old Mutual Asset Allocation Growth Portfolio and $417 (000), representing 6.3% of the net assets of the Old Mutual Clay Finlay Emerging Markets Fund.

(A) - Variable rate security - the rate reported represents the rate as of January 31, 2007.
(B) - Security fair valued using methods determined in good faith according to procedures adopted by the Fair Valuation Committee of the Board of Trustees. On January 31, 2007, the total value of these securities was $1 (000), representing 0.0% of the net assets of the Old Mutual Asset Allocation Conservative Portfolio, $25 (000), representing 0.0% of the Old Mutual Asset Allocation Moderate Growth Portfolio, $10 (000), representing 0.0% of the net assets of the Old Mutual Asset Allocation Growth Portfolio and $1,071 (000), representing 2.0% of the net assets of the Old Mutual Clay Finlay China Fund. These securities have been deemed illiquid.
(C) - The rate reported on the Schedule of Investments represents the 7-day effective yield at January 31, 2007.
(D) - Tri-party  repurchase agreement
(E) - All or a portion of this security is held as collateral for securities sold short or open written index option contracts.
(F) - All or a portion of this security is held as collateral for open futures contracts. The rate reported on the Schedule of Investments represents the effective yield at time of purchase.

ADR - American Depositary Receipt
AUD - Australian Dollar
B2B - Business to Business
CAD - Canadian Dollar
Cl - Class
CHF - Swiss Franc
CMO - Collateralized Mortgage Obligation
CMBS - Commercial Mortgage Backed Security
DKK - Danish Krone
EUR - Euro
GBP - British Pound Sterling
GDR - Global Depositary Receipt
HMO - Health Maintenance Organization
ISP - Internet Service Provider
JPY - Japanese Yen
LP - Limited Partnership
MTN - Medium-Term Note
NOK - Norwegian Krone
NVDR - Non-Voting Depositary Receipt
NZD - New Zealand Dollar
R&D - Research and Development
REITs - Real Estate Investment Trusts
S&L - Savings and Loan
SEK - Swedish Krona
Ser - Series
USD - U.S. Dollar

Amounts designated as "-" are either $0 or have been rounded to $0. Cost figures are shown with "000's" omitted.

STATEMENTS OF ASSETS AND LIABILITIES (000, excluding shares)

AS OF JANUARY 31, 2007 (UNAUDITED)

                                                                            Old Mutual       Old Mutual        Old Mutual
                                                                            Asset Allocation Asset Allocation  Asset Allocation
                                                                            Conservative     Balanced          Moderate Growth
                                                                            Portfolio        Portfolio         Portfolio
Assets:
Investment Securities (including Repurchase Agreements), at Cost            $36,443          $127,791          $171,289
Investment Securities, at Value                                             $37,021          $133,776          $187,641
Repurchase Agreements                                                       1,458            6,211             5,658
Cash                                                                        -                -                 -
Foreign Currency (Cost $78, $469, $191, $187, $-, $1, $885, $62, $-,
and $13, respectively)                                                      79               472               190
Spot Contracts Receivable                                                   1                170               41
Unrealized Gain on Forward Foreign Currency Contracts                       23               43                30
Receivable for Capital Shares Sold                                          314              784               1,216
Receivable from Investment Advisor                                          14               20                22
Receivable from an Affiliated Fund                                          -                -                 -
Receivable for Investment Securities Sold                                   289              807               1,660
Receivable for Dividends and Interest                                       280              580               410
Prepaid Trustees Fees                                                       2                7                 10
Other Assets                                                                28               56                63
Total Assets                                                                39,509           142,926           196,941
Liabilities:
Payable for Investment Securities Purchased                                 439              1,201             1,942
Securities Sold Short, at Value
(Proceeds received of $-, -, -, -, $(148,263), $(1,594), -, -, - and
-, respectively)                                                            -                -                 -
Written Index Options Contracts, at Value
(Proceeds received of $-, -, -, -, $(11,797), $(117), -, -, -, and
-, respectively)                                                            -                -                 -
Payable for Capital Shares Redeemed                                         175              142               388
Spot Contracts Payable                                                      1                170               41
Variation Margin on Future Contracts                                        -                -                 -
Payable to Custodian                                                        50               148               -
Payable to an Affiliated Fund                                               -                -                 -
Unrealized Loss on Forward Foreign Currency Contracts                       108              204               168
Payable for Investment Advisory Fees                                        28               104               144
Payable for Administration Fees                                             3                12                16
Payable for Distribution Fees                                               1                3                 4
Accrued Expenses                                                            74               172               219
Total Liabilities                                                           879              2,156             2,922
Net Assets                                                                  $38,630          $140,770          $194,019
Net Assets:
Paid-in Capital(1)                                                          $36,408          $127,239          $170,462
Undistributed Net Investment Income/(Accumulated Net Investment Loss)       99               189               58
Accumulated Net Realized Gain/(Loss) on Investments                         171              1,302             1,629
Net Unrealized Appreciation on Investments, Securities Sold Short, Futures,
Written Options and Foreign Currency Transactions                           1,952            12,040            21,870
Net Assets                                                                  $38,630          $140,770          $194,019
Net Assets - Class A                                                        11,222           44,862            54,126
Net Assets - Class C                                                        21,441           82,092            131,045
Net Assets - Class Z                                                        1                1                 1
Net Assets - Institutional Class                                            5,966            13,815            8,847
Outstanding Shares of Beneficial Interest - Class A                         1,011,191        3,663,148         4,092,064
Outstanding Shares of Beneficial Interest - Class C(+)                      1,940,258        6,724,110         9,993,728
Outstanding Shares of Beneficial Interest - Class Z                         98               93                88
Outstanding Shares of Beneficial Interest - Institutional Class             537,016          1,126,164         666,622
Net Asset Value and Redemption Price Per Share - Class A                    $11.10           $12.25            $13.23
Maximum Offering Price Per Share - Class A (Net Asset Value/94.25%)         $11.78           $13.00            $14.04
Net Asset Value and Offering Price Per Share - Class C(+)                   $11.05           $12.21            $13.11
Net Asset Value, Offering and Redemption Price Per Share - Class Z          $11.10^          $12.26^           $13.28^
Net Asset Value, Offering and Redemption Price
Per Share - Institutional Class                                             $11.11           $12.27            $13.27

(1)Par Value of $0.001, unlimited authorization.
(+)Class C shares have a contingent deferred sales charge. For a description of a possible sales charge, please see the Fund's Prospectus.
^ Net assets divided by shares do not calculate to the stated NAV because these amounts are shown rounded.
Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Old Mutual         Old Mutual        Old Mutual       Old Mutual        Old Mutual       Old Mutual
Asset Allocation   Analytic          Analytic Global  Clay Finlay       Clay Finlay      Copper Rock       Old Mutual
Growth             Defensive         Defensive        China             Emerging         Emerging          International
Portfolio          Equity Fund       Equity Fund      Fund              Markets Fund     Growth Fund       Equity Fund
$116,360           $ 908,264         $10,885          $43,730           $5,615           $81,400           $6,801
$130,209           $1,002,241        $10,677          $48,326           $5,926           $87,956           $7,835
3,398              -                 984              4,005             536              3,416             97
-                  15                663              -                 -                -                 -
188                -                 1                889               62               -                 13
-                  -                 -                -                 30               -                 97
-                  7,996             -                -                 -                -                 -
890                8,542             55               1,306             155              800               7
21                 68                26               14                12               -                 12
-                  56                -                -                 -                -                 -
1,065              -                 180              968               64               1,920             199
91                 564               6                18                5                12                3
6                  41                -                2                 -                5                 -
46                 331               39               5                 1                37                4
135,914            1,019,854         12,631           55,533            6,791            94,146            8,267
1,443              -                 1,143            1,178             150              3,009             186
-                  152,641           1,764            -                 -                -                 -
-                  12,187            137              -                 -                -                 -
150                3,650             -                360               -                16                -
-                  -                 -                -                 30               -                 97
-                  1,429             -                -                 -                -                 -
-                  -                 -                -                 -                -                 -
-                  -                 56               -                 -                -                 -
-                  6,274             -                -                 -                -                 -
104                652               8                58                6                83                6
11                 66                1                4                 1                8                 1
2                  10                -                -                 -                -                 -
178                538               27               40                28               103               28
1,888              177,447           3,136            1,640             215              3,219             318
$134,026           $ 842,407         $9,495           $53,893           $6,576           $90,927           $7,949
$115,645           $ 754,966         $8,872           $44,244           $5,475           $85,699           $6,700
(233)              547               (27)             (57)              (11)             (407)             (18)
1,367              3,974             52               1,101             265              (4,337)           137
17,247             82,920            598              8,605             847              9,972             1,130
$134,026           $ 842,407         $9,495           $53,893           $6,576           $90,927           $7,949
42,615             434,889           3,266            25,905            2,402            29,336            1,018
72,912             271,090           3,446            8,735             673              443               531
1                  128,543           1                2,084             1                1                 1
18,498             7,885             2,782            17,169            3,500            61,147            6,399
2,985,015          30,269,599        294,510          1,493,374         178,662          2,467,131         82,918
5,189,771          19,053,429        312,021          506,693           50,424           37,731            43,602
84                 8,943,601         100              119,834           103              96                104
1,289,593          548,512           250,489          984,857           258,462          5,111,308         518,831
$14.28             $14.37            $11.09           $17.35            $13.44           $11.89            $12.27^
$15.15             $15.25            $11.77           $18.41            $14.26           $12.62            $13.02
$14.05             $14.23            $11.05^          $17.24            $13.34^          $11.74            $12.18
$14.34^            $14.37            $11.10^          $17.39            $13.48^          $11.94^           $12.31^
$14.34             $14.38            $11.11           $17.43            $13.54           $11.96            $12.33

STATEMENTS OF OPERATIONS (000)

FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2007 (UNAUDITED)

                                                                        Old Mutual       Old Mutual        Old Mutual
                                                                        Asset Allocation Asset Allocation  Asset Allocation
                                                                        Conservative     Balanced          Moderate Growth
                                                                        Portfolio        Portfolio         Portfolio
Investment Income:
Dividends                                                               $ 93             $ 576             $ 1,048
Interest                                                                666              1,309             883
Less: Foreign Taxes Withheld                                            (3)              (19)              (44)
Total Investment Income                                                 756              1,866             1,887
Expenses:
Investment Advisory Fees                                                155              564               771
Administration Fees                                                     18               63                86
Distribution Fees
Class A Service Fees                                                    13               50                63
Class C Service Fees                                                    26               90                140
Class C Distribution (12b-1) Fees                                       77               269               421
Trustees' Fees                                                          3                10                13
Transfer Agent Fees                                                     39               80                135
Custodian Fees                                                          32               81                87
Pricing Expense                                                         23               35                35
Professional Fees                                                       12               41                57
Printing Fees                                                           3                9                 18
Registration and SEC Fees                                               22               28                32
Website Fees                                                            3                10                20
Offering Costs                                                          -                -                 -
Dividend Expense on Securities Sold Short                               -                -                 -
Interest Expense on Securities Sold Short                               -                -                 -
Other Expenses                                                          7                26                25
Total Expenses                                                          433              1,356             1,903
Less: Investment Advisory Waiver                                        (90)             (131)             (166)
Less: Reimbursement of Other Expenses by Advisor                        -                -                 -
Net Expenses                                                            343              1,225             1,737
Net Investment Income (Loss)                                            413              641               150
Net Realized Gain from Investment Transactions
(including securities sold short)                                       269              2,073             2,546
Net Realized (Loss) on Written Option Contracts                         -                -                 -
Net Realized Gain on Futures Contracts                                  -                -                 -
Net Realized Gain (Loss) on Foreign Currency Transactions               (4)              (40)              (75)
Net Change in Unrealized Appreciation on Investments
(including securities sold short)                                       1,463            8,567             16,386
Net Change in Unrealized Depreciation on Written Option Contracts       -                -                 -
Net Change in Unrealized Depreciation on Futures                        -                -                 -
Net Change in Unrealized Appreciation (Depreciation) on Forward
Foreign Currency Contracts and Translation of Other Assets
and Liabilities denominated in Foreign Currency                         (49)             (89)              (85)
Net Realized and Unrealized Gain on Investments                         1,679            10,511            18,772
Increase in Net Assets Resulting from Operations                        $2,092           $11,152           $18,922

Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                                                    Old Mutual         Old Mutual     Old Mutual       Old Mutual
                                                                    Asset Allocation   Analytic       Analytic Global  Clay Finlay
                                                                    Growth             Defensive      Defensive        China
                                                                    Portfolio          Equity Fund    Equity Fund      Fund
Investment Income:
Dividends                                                           $ 833              $ 6,160        $ 51             $ 261
Interest                                                            98                 2,098          18               64
Less: Foreign Taxes Withheld                                        (33)               -              (2)              (4)
Total Investment Income                                             898                8,258          67               321
Expenses:
Investment Advisory Fees                                            538                3,520          32               212
Administration Fees                                                 56                 359            3                16
Distribution Fees
Class A Service Fees                                                45                 451            1                16
Class C Service Fees                                                75                 296            2                4
Class C Distribution (12b-1) Fees                                   226                887            6                13
Trustees' Fees                                                      8                  56             -                2
Transfer Agent Fees                                                 109                499            12               32
Custodian Fees                                                      72                 33             18               20
Pricing Expense                                                     28                 7              2                1
Professional Fees                                                   37                 247            2                7
Printing Fees                                                       14                 57             -                3
Registration and SEC Fees                                           27                 72             4                17
Website Fees                                                        18                 58             -                4
Offering Costs                                                      -                  -              36               27
Dividend Expense on Securities Sold Short                           -                  1,138          16               -
Interest Expense on Securities Sold Short                           -                  315            4                -
Other Expenses                                                      14                 37             -                1
Total Expenses                                                      1,267              8,032          138              375
Less: Investment Advisory Waiver                                    (157)              (501)          (32)             (74)
Less: Reimbursement of Other Expenses by Advisor                    -                  (1,138)        (34)             -
Net Expenses                                                        1,110              6,393          72               301
Net Investment Income (Loss)                                        (212)              1,865          (5)              20
Net Realized Gain from Investment Transactions
(including securities sold short)                                   2,084              33,677         186              1,584
Net Realized (Loss) on Written Option Contracts                     -                  (38,986)       (140)            -
Net Realized Gain on Futures Contracts                              -                  9,068          -                -
Net Realized Gain (Loss) on Foreign Currency Transactions           (88)               2,816          (11)             (15)
Net Change in Unrealized Appreciation on Investments
(including securities sold short)                                   13,230             67,774         609              7,394
Net Change in Unrealized Depreciation on Written Option Contracts   -                  (390)          (20)             -
Net Change in Unrealized Depreciation on Futures                    -                  (12,785)       -                -
Net Change in Unrealized Appreciation (Depreciation) on Forward
Foreign Currency Contracts and Translation of Other Assets
and Liabilities denominated in Foreign Currency                     (5)                1,231          -                4
Net Realized and Unrealized Gain on Investments                     15,221             62,405         624              8,967
Increase in Net Assets Resulting from Operations                    $15,009            $64,270        $619             $8,987

                                                                    Old Mutual       Old Mutual
                                                                    Clay Finlay      Copper Rock       Old Mutual
                                                                    Emerging         Emerging          International
                                                                    Markets Fund     Growth Fund       Equity Fund
Investment Income:
Dividends                                                           $ 37             $  52             $ 64
Interest                                                            4                   61             3
Less: Foreign Taxes Withheld                                        (4)                 (4)            (4)
Total Investment Income                                             37                  109            63
Expenses:
Investment Advisory Fees                                            26                  373            33
Administration Fees                                                 2                   41             3
Distribution Fees
Class A Service Fees                                                1                   32             1
Class C Service Fees                                                -                   1              1
Class C Distribution (12b-1) Fees                                   1                   2              1
Trustees' Fees                                                      -                   6              1
Transfer Agent Fees                                                 23                  85             22
Custodian Fees                                                      13                  26             12
Pricing Expense                                                     1                   1              2
Professional Fees                                                   2                   28             2
Printing Fees                                                       1                   8              -
Registration and SEC Fees                                           21                  20             17
Website Fees                                                        1                   7              -
Offering Costs                                                      25                  -              27
Dividend Expense on Securities Sold Short                           -                   -              -
Interest Expense on Securities Sold Short                           -                   -              -
Other Expenses                                                      -                   2              1
Total Expenses                                                      117                 632            123
Less: Investment Advisory Waiver                                    (26)                (116)          (33)
Less: Reimbursement of Other Expenses by Advisor                    (55)                -              (48)
Net Expenses                                                        36                  516            42
Net Investment Income (Loss)                                        1                   (407)          21
Net Realized Gain from Investment Transactions
(including securities sold short)                                   293                 410            143
Net Realized (Loss) on Written Option Contracts                     -                   -              -
Net Realized Gain on Futures Contracts                              -                   -              -
Net Realized Gain (Loss) on Foreign Currency Transactions           (6)                 -              (4)
Net Change in Unrealized Appreciation on Investments
(including securities sold short)                                   736                 10,248         867
Net Change in Unrealized Depreciation on Written Option Contracts   -                   -              -
Net Change in Unrealized Depreciation on Futures                    -                   -              -
Net Change in Unrealized Appreciation (Depreciation) on Forward
Foreign Currency Contracts and Translation of Other Assets
and Liabilities denominated in Foreign Currency                     (1)                 -              -
Net Realized and Unrealized Gain on Investments                     1,022               10,658         1,006
Increase in Net Assets Resulting from Operations                    $1,023           $  10,251         $1,027

Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                                        Old Mutual Asset Allocation    Old Mutual Asset Allocation
                                                                        Conservative Portfolio         Balanced Portfolio
                                                                        8/1/06 to 1/31/07  8/1/05      8/1/06 to 1/31/07  8/1/05
                                                                        (Unaudited)        to 7/31/06  (Unaudited)        to 7/31/06
Investment Activities:
Net Investment Income (Loss)                                             $ 413              $ 582        $ 641            $ 871
Net Realized Gain from Investments (including Securities Sold Short),
Written Options Contracts, Futures Contracts and Foreign
Currency Transactions                                                     265               107          2,033             1,944
Net Increase from Payments by Affiliates                                  -                 -            -                 -
Net Change in Unrealized Appreciation on Investments (including
Securities Sold Short), Written Options Contracts, Futures Contracts
and Foreign Currency Transactions                                         1,414             99           8,478             1,054
Net Increase in Net Assets Resulting from Operations                      2,092             788          11,152            3,869
Dividends and Distributions to Shareholders From:
Net Investment Income
Class A                                                                   (144)             (150)        (277)             (310)
Class C                                                                   (219)             (187)        (253)             (215)
Class Z                                                                   -                 -            -                 -
Institutional Class                                                       (88)              (115)        (108)             (158)
Net Realized Gains from Security Transactions
Class A                                                                   (46)              (31)         (722)             (178)
Class C                                                                   (92)              (57)         (1,348)           (285)
Class Z                                                                   -                 -            -                 -
Institutional Class                                                       (25)              (22)         (234)             (84)
Total Dividends and Distributions                                         (614)             (562)        (2,942)           (1,230)
Capital Share Transactions:
Class A
Shares Issued                                                             4,024             5,211        8,253             22,402
Shares Issued upon Reinvestment of Distributions                          148               137          763               349
Redemption fees                                                           2                 -            -                 -
Shares Redeemed                                                           (1,939)           (3,517)      (4,500)           (5,439)
Total Class A Transactions                                                2,235              1,831        4,516             17,312
Class C
Shares Issued                                                             5,853             14,123       21,018            41,520
Shares Issued upon Reinvestment of Distributions                          147               95           815               242
Redemption fees                                                           -                 -            -                 -
Shares Redeemed                                                           (3,649)           (3,978)      (6,241)           (5,573)
Total Class C Transactions                                                2,351             10,240       15,592            36,189
Class Z
Shares Issued                                                             -                 1            -                 1
Shares Issued upon Reinvestment of Distributions                          -                 -            -                 -
Redemption fees                                                           -                 -            -                 -
Shares Redeemed                                                           -                 -            -                 -
Total Class Z Transactions                                                -                 1            -                 1
Institutional Class
Shares Issued                                                             23                227          112               1,117
Shares Issued upon Reinvestment of Distributions                          113               137          342               242
Redemption fees                                                           -                 -            -                 -
Shares Redeemed                                                           -                 (23)         (417)             (211)
Total Institutional Class Transactions                                    136               341          37                1,148
Increase in Net Assets Derived from Capital Share Transactions            4,722             12,413       20,145            54,650
Total Increase in Net Assets                                              6,200             12,639       28,355            57,289
Net Assets:
Beginning of Period                                                       32,430            19,791       112,415           55,126
End of Period                                                             $38,630           $32,430      $140,770          $112,415
Undistributed (Distributions in Excess of) Net Investment
Income/(Accumulated Net Investment Loss)                                  $ 99             $ 137       $ 189             $ 186

* On December 9, 2005, the Old Mutual Analytic Defensive Equity Fund (the "Fund") acquired substantially all of the assets of the Analytic Defensive Equity Fund (the "Predecessor Fund"), a series of the Advisors' Inner Circle Fund. The operations of the Fund prior to the acquisition were those of the Predecessor Fund. The Fund changed its fiscal year end from December 31 to July 31 beginning in the fiscal year 2006. See Note 1 in Notes to Financial Statements.
(1)  Class A and Class C Shares commenced operations on March 31, 2005.
(2) The Fund's Z Class is the successor class of the Predecessor Fund's Institutional Class; the Fund's Institutional Class is new.
(3) Institutional Class Shares commenced operations on December 9, 2005. Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                                                       Old Mutual Asset Allocation     Old Mutual Asset Allocation
                                                                       Moderate Growth Portfolio       Growth Portfolio
                                                                       8/1/06 to 1/31/07  8/1/05       8/1/06 to 1/31/07  8/1/05
                                                                       (Unaudited)        to 7/31/06   (Unaudited)        to 7/31/06
Investment Activities:
Net Investment Income (Loss)                                            $ 150             $ 321         $ (212)            $ (93)
Net Realized Gain from Investments (including Securities Sold Short),
Written Options Contracts, Futures Contracts and Foreign
Currency Transactions                                                   2,471             2,628         1,996              2,028
Net Increase from Payments by Affiliates                                -                 -             -                  -
Net Change in Unrealized Appreciation on Investments (including
Securities Sold Short), Written Options Contracts, Futures Contracts
and Foreign Currency Transactions                                       16,301            2,680         13,225             1,791
Net Increase in Net Assets Resulting from Operations                    18,922            5,629         15,009             3,726
Dividends and Distributions to Shareholders From:
Net Investment Income
Class A                                                                 (288)             (73)          -                  (23)
Class C                                                                 (37)              (1)           -                  -
Class Z                                                                 -                 -             -                  -
Institutional Class                                                     (63)              (25)          -                  (14)
Net Realized Gains from Security Transactions
Class A                                                                 (855)             (124)         (696)              (133)
Class C                                                                 (2,019)           (248)         (1,187)            (200)
Class Z                                                                 -                 -             -                  -
Institutional Class                                                     (138)             (29)          (314)              (52)
Total Dividends and Distributions                                       (3,400)           (500)         (2,197)            (422)
Capital Share Transactions:
Class A
Shares Issued                                                           12,046            32,649        12,321             23,101
Shares Issued upon Reinvestment of Distributions                        853               135           463                95
Redemption fees                                                         -                 -             1                  -
Shares Redeemed                                                         (9,568)           (5,916)       (4,750)            (4,377)
Total Class A Transactions                                              3,331             26,868        8,035              18,819
Class C
Shares Issued                                                           33,924            67,934        21,040             37,384
Shares Issued upon Reinvestment of Distributions                        1,043             106           725                107
Redemption fees                                                         -                 -             -                  -
Shares Redeemed                                                         (10,117)          (6,007)       (5,701)            (2,207)
Total Class C Transactions                                              24,850            62,033        16,064             35,284
Class Z
Shares Issued                                                           -                 1             -                  1
Shares Issued upon Reinvestment of Distributions                        -                 -             -                  -
Redemption fees                                                         -                 -             -                  -
Shares Redeemed                                                         -                 -             -                  -
Total Class Z Transactions                                              -                 1             -                  1
Institutional Class
Shares Issued                                                           124               1,404         999                8,786
Shares Issued upon Reinvestment of Distributions                        201               54            314                67
Redemption fees                                                         -                 -             -                  -
Shares Redeemed                                                         (372)             (46)          (114)              (299)
Total Institutional Class Transactions                                  (47)              1,412         1,199              8,554
Increase in Net Assets Derived from Capital Share Transactions          28,134            90,314        25,298             62,658
Total Increase in Net Assets                                            43,656            95,443        38,110             65,962
Net Assets:
Beginning of Period                                                     150,363           54,920        95,916             29,954
End of Period                                                           $194,019          $150,363      $134,026           $95,916
Undistributed (Distributions in Excess of) Net Investment
Income/(Accumulated Net Investment Loss)                                $ 58              $ 296         $ (233)            $ (21)


                                                                           Old Mutual Analytic
                                                                           Defensive Equity Fund*
                                                                           8/1/06 to 1/31/07   1/1/06       1/1/05
                                                                           (Unaudited)         to 7/31/06   to 12/31/05
Investment Activities:
Net Investment Income (Loss)                                                $ 1,865           $ 1,320      $ 1,704
Net Realized Gain from Investments (including Securities Sold Short),
Written Options Contracts, Futures Contracts and Foreign
Currency Transactions                                                       6,575             12,088       2,094
Net Increase from Payments by Affiliates                                    -                 65           -
Net Change in Unrealized Appreciation on Investments (including
Securities Sold Short), Written Options Contracts, Futures Contracts
and Foreign Currency Transactions                                           55,830            1,333        18,438
Net Increase in Net Assets Resulting from Operations                        64,270            14,806       22,236
Dividends and Distributions to Shareholders From:
Net Investment Income
Class A                                                                     (538)             -            (2,191)
Class C                                                                     (13)              -            (1,331)
Class Z                                                                     (317)             -            (5,290)
Institutional Class                                                         (19)              -            -
Net Realized Gains from Security Transactions
Class A                                                                     -                 -            (2,788)
Class C                                                                     -                 -            (1,852)
Class Z                                                                     -                 -            (6,458)
Institutional Class                                                         -                 -            -
Total Dividends and Distributions                                           (887)             -            (19,910)
Capital Share Transactions:
Class A
Shares Issued                                                               155,423           197,245      134,980
Shares Issued upon Reinvestment of Distributions                            339               (53)         2,925
Redemption fees                                                             16                5            -
Shares Redeemed                                                             (47,605)          (38,695)     (4,611)
Total Class A Transactions                                                  108,173           158,502      133,294(1)
Class C
Shares Issued                                                               71,249            119,793      90,979
Shares Issued upon Reinvestment of Distributions                            4                 (6)          779
Redemption fees                                                             -                 -            -
Shares Redeemed                                                             (22,848)          (7,574)      (2,623)
Total Class C Transactions                                                  48,405            112,213      89,135(1)
Class Z
Shares Issued                                                               6,745             10,934       312,540
Shares Issued upon Reinvestment of Distributions                            310               -            11,591
Redemption fees                                                             -                 1            -
Shares Redeemed                                                             (30,520)          (101,658)    (162,080)
Total Class Z Transactions                                                  (23,465)          (90,723)     162,051(2)
Institutional Class
Shares Issued                                                               470               6,712        2
Shares Issued upon Reinvestment of Distributions                            18                -            -
Redemption fees                                                             -                 -            -
Shares Redeemed                                                             (66)              -            -
Total Institutional Class Transactions                                      422               6,712        2(3)
Increase in Net Assets Derived from Capital Share Transactions              133,535           186,704      384,482
Total Increase in Net Assets                                                196,918           201,510      386,808
Net Assets:
Beginning of Period                                                         645,489           443,979      57,171
End of Period                                                               $842,407          $645,489     $ 443,979
Undistributed (Distributions in Excess of) Net Investment
Income/(Accumulated Net Investment Loss)                                    $ 547             $ (431)      $ (4,433)

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (000) - concluded

                                                               Old Mutual
                                                               Analytic Global                    Old Mutual
                                                               Defensive Equity Fund              Clay Finlay China Fund
                                                               8/1/06                             8/1/06
                                                               to 1/31/07        5/31/06*         to 1/31/07        12/30/05*
                                                               (Unaudited)       to 7/31/06       (Unaudited)       to 7/31/06

Investment Activities:
Net Investment Income (Loss)                                   $ (5)             $ -              $ 20              $ 57
Net Realized Gain (Loss) from Investments
(including Securities Sold Short), Written Options
Contracts, Futures Contracts and Foreign
Currency Transactions                                          35                9                1,569              512
Net Change in Unrealized Appreciation (Depreciation)
on Investments (including Securities Sold Short),
Written Options Contracts, Futures Contracts and
Foreign Currency Transactions                                  589               9                7,398              1,207
Net Increase (Decrease) in Net Assets Resulting
from Operations                                                619               18               8,987              1,776
Dividends and Distributions to Shareholders From:
Net Investment Income
Class A                                                        (4)               -                (63)               -
Class C                                                        (1)               -                (7)                -
Class Z                                                        -                 -                (1)                -
Institutional Class                                            (9)               -                (63)               -
Net Realized Gains from Security Transactions
Class A                                                        -                 -                (491)              -
Class C                                                        -                 -                (127)              -
Class Z                                                        -                 -                (8)                -
Institutional Class                                            -                 -                (354)              -
Total Dividends and Distributions                              (14)              -                (1,114)            -
Capital Share Transactions:
Class A
Shares Issued                                                  3,007             253              22,560             2,606
Shares Issued upon Reinvestment of Distributions               4                 -                377                -
Redemption fees                                                -                 -                -                  -
Shares Redeemed                                                (145)             -                (2,687)            (110)
Total Class A Transactions                                     2,866             253              20,250             2,496
Class C
Shares Issued                                                  3,138             110              7,724              796
Shares Issued upon Reinvestment of Distributions               1                 -                86                 -
Redemption fees                                                -                 -                -                  -
Shares Redeemed                                                (2)               -                (661)              -
Total Class C Transactions                                     3,137             110              7,149              796
Class Z
Shares Issued                                                  -                 1                2,087              23
Shares Issued upon Reinvestment of Distributions               -                 -                8                  -
Redemption fees                                                -                 -                -                  -
Shares Redeemed                                                -                 -                (2)                -
Total Class Z Transactions                                     -                 1                2,093              23
Institutional Class
Shares Issued                                                  -                 2,497            141                10,880
Shares Issued upon Reinvestment of Distributions               8                 -                416                -
Redemption fees                                                -                 -                -                  -
Shares Redeemed                                                -                 -                -                  -
Total Institutional Class Transactions                         8                 2,497            557                10,880
Increase in Net Assets Derived from
Capital Share Transactions                                     6,011             2,861            30,049             14,195
Total Increase in Net Assets                                   6,616             2,879            37,922             15,971
Net Assets:
Beginning of Period                                            2,879             -                15,971             -
End of Period                                                  $9,495            $2,879           $53,893           $15,971
Undistributed (Distributions in Excess of) Net Investment
Income/(Accumulated Net Investment Loss)                       $ (27)            $ (8)            $ (57)            $ 57

* Inception date of the Fund.
Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                                         Old Mutual Clay Finlay   Old Mutual Copper Rock   Old Mutual
                                                         Emerging Markets Fund    Emerging Growth Fund     International Equity Fund
                                                         8/1/06                   8/1/06                   8/1/06
                                                         to 1/31/07  12/30/05*    to 1/31/07  8/1/05       to 1/31/07  12/30/05*
                                                         (Unaudited) to 7/31/06   (Unaudited) to 7/31/06   (Unaudited) to 7/31/06
Investment Activities:
Net Investment Income (Loss)                             $ 1         $ 5          $ (407)     $ (191)      $ 21        $ 61
Net Realized Gain (Loss) from Investments
(including Securities Sold Short), Written Options
Contracts, Futures Contracts and Foreign
Currency Transactions                                    287         139          410         (4,747)      139         159
Net Change in Unrealized Appreciation (Depreciation)
on Investments (including Securities Sold Short),
Written Options Contracts, Futures Contracts and
Foreign Currency Transactions                            735         112          10,248      (276)        867         263
Net Increase (Decrease) in Net Assets Resulting
from Operations                                          1,023       256          10,251      (5,214)      1,027       483
Dividends and Distributions to Shareholders From:
Net Investment Income
Class A                                                  (1)         -            -           -            (4)         -
Class C                                                  -           -            -           -            (3)         -
Class Z                                                  -           -            -           -            -           -
Institutional Class                                      (4)         -            -           -            (54)        -
Net Realized Gains from Security Transactions
Class A                                                  (49)        -            -           -            (14)        -
Class C                                                  (17)        -            -           -            (12)        -
Class Z                                                  -           -            -           -            -           -
Institutional Class                                      (107)       -            -           -            (174)       -
Total Dividends and Distributions                        (178)       -            -           -            (261)       -
Capital Share Transactions:
Class A
Shares Issued                                            1,891       383          12,140      31,157       695         259
Shares Issued upon Reinvestment of Distributions         26          -            -           -            18          -
Redemption fees                                          -           -            -           2            -           -
Shares Redeemed                                          (62)        (21)         (6,793)     (7,859)      (1)         -
Total Class A Transactions
Class C                                                  1,855       362          5,347       23,300       712         259
Shares Issued                                            536         123          74          482          375         175
Shares Issued upon Reinvestment of Distributions         13          -            -           -            8           -
Redemption fees                                          -           -            -           -            -           -
Shares Redeemed                                          (2)         (28)         (62)        (52)         (52)        (5)
Total Class C Transactions                               547         95           12          430          331         170
Class Z
Shares Issued                                            -           1            -           1            -           1
Shares Issued upon Reinvestment of Distributions         -           -            -           -            -           -
Redemption fees                                          -           -            -           -            -           -
Shares Redeemed                                          -           -            -           -            -           -
Total Class Z Transactions                               -           1            -           1            -           1
Institutional Class
Shares Issued                                            7           2,497        11,954      56,756       -           4,999
Shares Issued upon Reinvestment of Distributions         111         -            -           -            228         -
Redemption fees                                          -           -            -           -            -           -
Shares Redeemed                                          -           -            (7,587)     (6,823)      -           -
Total Institutional Class Transactions                   118         2,497        4,367       49,933       228         4,999
Increase in Net Assets Derived from
Capital Share Transactions                               2,520       2,955        9,726       73,664       1,271       5,429
Total Increase in Net Assets                             3,365       3,211        19,977      68,450       2,037       5,912
Net Assets:
Beginning of Period                                      3,211       -            70,950      2,500        5,912       -
End of Period                                            $6,576      $3,211       $ 90,927    $70,950      $7,949      $5,912
Undistributed (Distributions in Excess of) Net Investment
Income/(Accumulated Net Investment Loss)                 $ (11)      $ (7)        $ (407)     $ -          $ (18)      $ 22

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD ENDED JULY 31, (UNLESS OTHERWISE NOTED)
AND FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2007 (UNAUDITED)


          Net                    Realized                                                                       Net
          Asset      Net         and                                  Dividends   Distributions  Total          Asset
          Value,     Investment  Unrealized               Total       from Net    from           Dividends      Value,
          Beginning  Income      Gains on     Redemption  from        Investment  Capital        and            End        Total
          of Period  (Loss)*     Securities*  Fees        Operations  Income      Gains          Distributions  of Period  Return+

OLD MUTUAL ASSET ALLOCATION CONSERVATIVE PORTFOLIO
Class A
2007      $10.64     $ 0.15      $0.51        $ -         $0.66       $(0.15)     $(0.05)        $(0.20)        $11.10     6.24%
2006      10.53      0.26        0.10         -           0.36        (0.20)      (0.05)         (0.25)         10.64      3.39%
2005**    10.00      0.16        0.47         -           0.63        (0.10)      -              (0.10)         10.53      6.36%
Class C
2007      $10.60     $ 0.10      $0.51        $ -         $0.61       $(0.11)     $(0.05)        $(0.16)        $11.05     5.80%
2006      10.50      0.18        0.10         -           0.28        (0.13)      (0.05)         (0.18)         10.60      2.63%
2005**    10.00      0.10        0.47         -           0.57        (0.07)      -              (0.07)         10.50      5.75%
Class Z
2007      $10.65     $ 0.16      $0.51        $ -         $0.67       $(0.17)     $(0.05)        $(0.22)        $11.10     6.26%
2006***   10.60      0.19        0.09         -           0.28        (0.18)      (0.05)         (0.23)         10.65      2.63%
Institutional Class
2007      $10.65     $ 0.16      $0.52        $ -         $0.68       $(0.17)     $(0.05)        $(0.22)        $11.11     6.36%
2006      10.54      0.29        0.10         -           0.39        (0.23)      (0.05)         (0.28)         10.65      3.64%
2005**    10.00      0.16        0.50         -           0.66        (0.12)      -              (0.12)         10.54      6.60%

OLD MUTUAL ASSET ALLOCATION BALANCED PORTFOLIO
Class A
2007      $11.45     $ 0.09      $1.00        $ -         $1.09       $(0.08)     $(0.21)        $(0.29)        $12.25     9.61%
2006      11.02      0.16        0.47         -           0.63        (0.12)      (0.08)         (0.20)         11.45      5.76%
2005**    10.00      0.10        0.98         -           1.08        (0.06)      -              (0.06)         11.02      10.83%
Class C
2007      $11.42     $ 0.04      $1.00        $ -         $1.04       $(0.04)     $(0.21)        $(0.25)        $12.21     9.17%
2006      11.00      0.07        0.48         -           0.55        (0.05)      (0.08)         (0.13)         11.42      5.00%
2005**    10.00      0.03        1.00         -           1.03        (0.03)      -              (0.03)         11.00      10.31%
Class Z
2007      $11.46     $ 0.10      $1.01        $ -         $1.11       $(0.10)     $(0.21)        $(0.31)        $12.26     9.73%
2006***   11.26      0.12        0.28         -           0.40        (0.12)      (0.08)         (0.20)         11.46      3.57%
Institutional Class
2007      $11.46     $ 0.10      $1.02        $ -         $1.12       $(0.10)     $(0.21)        $(0.31)        $12.27     9.82%
2006      11.04      0.19        0.46         -           0.65        (0.15)      (0.08)         (0.23)         11.46      5.91%
2005**    10.00      0.10        1.01         -           1.11        (0.07)      -              (0.07)         11.04      11.15%

OLD MUTUAL ASSET ALLOCATION MODERATE GROWTH PORTFOLIO
Class A
2007      $12.07     $ 0.04      $1.40        $ -         $1.44       $(0.07)     $(0.21)        $(0.28)        $13.23     12.01%
2006      11.30      0.09        0.76         -           0.85        (0.03)      (0.05)         (0.08)         12.07      7.58%
2005**    10.00      0.06        1.25         -           1.31        (0.01)      -              (0.01)         11.30      13.11%
Class C
2007      $11.95     $(0.01)     $1.38        $ -         $1.37       $ -         $(0.21)        $(0.21)        $13.11     11.55%
2006      11.24      -           0.76         -           0.76        -           (0.05)         (0.05)         11.95      6.80%
2005**    10.00      -           1.24         -           1.24        -           -              -              11.24      12.44%
Class Z
2007      $12.12     $ 0.06      $1.41        $ -         $1.47       $(0.10)     $(0.21)        $(0.31)        $13.28     12.18%
2006***   11.70      0.08        0.43         -           0.51        (0.04)      (0.05)         (0.09)         12.12      4.45%
Institutional Class
2007      $12.12     $ 0.06      $1.40        $ -         $1.46       $(0.10)     $(0.21)        $(0.31)        $13.27     12.10%
2006      11.33      0.12        0.76         -           0.88        (0.04)      (0.05)         (0.09)         12.12      7.86%
2005**    10.00      0.07        1.27         -           1.34        (0.01)      -              (0.01)         11.33      13.43%


                                         Ratio of
                Net                      Expenses to  Ratio of Net
                Assets     Ratio of      to Average   Investment
                End        Expenses      Net Assets   Income (Loss)  Portfolio
                of Period  to Average    (Excluding   to Average     Turnover
                (000)      Net Assets++  Waivers)++   Net Assets++   Rate+

OLD MUTUAL ASSET ALLOCATION CONSERVATIVE PORTFOLIO
Class A
2007            $ 11,222   1.50%         2.07%        2.64%          78.61%
2006            8,588      1.50%         2.35%        2.46%          146.84%
2005**          6,684      1.50%         4.68%        1.87%          170.31%
Class C
2007            $ 21,441   2.25%         2.65%        1.90%          78.61%
2006            18,253     2.25%         2.75%        1.74%          146.84%
2005**          7,914      2.25%         4.92%        1.15%          170.31%
Class Z
2007            $ 1        1.25%         1,434.25%    2.91%          78.61%
2006***         1          1.25%         757.79%      2.80%          146.84%
Institutional Class
2007            $ 5,966    1.25%         1.66%        2.90%          78.61%
2006            5,588      1.25%         1.75%        2.71%          146.84%
2005**          5,193      1.25%         6.95%        1.82%          170.31%

OLD MUTUAL ASSET ALLOCATION BALANCED PORTFOLIO
Class A
2007            $ 44,862   1.55%         1.76%        1.43%          72.56%
2006            37,679     1.55%         1.82%        1.40%          129.99%
2005**          19,481     1.55%         4.42%        1.13%          125.19%
Class C
2007            $ 82,092   2.30%         2.50%        0.67%          72.56%
2006            61,845     2.30%         2.54%        0.66%          129.99%
2005**          24,342     2.30%         4.92%        0.38%          125.19%
Class Z
2007            $ 1        1.30%         1,428.38%    1.65%          72.56%
2006***         1          1.30%         771.22%      1.60%          129.99%
Institutional Class
2007            $ 13,815   1.30%         1.43%        1.68%          72.56%
2006            12,890     1.30%         1.47%        1.64%          129.99%
2005**          11,303     1.30%         6.08%        1.14%          125.19%

OLD MUTUAL ASSET ALLOCATION MODERATE GROWTH PORTFOLIO
Class A
2007            $ 54,126   1.55%         1.78%        0.66%          67.32%
2006            46,242     1.55%         1.91%        0.76%          111.99%
2005**          17,736     1.55%         4.92%        0.70%          98.50%
Class C
2007            $131,045   2.30%         2.47%        (0.10)%        67.32%
2006            95,984     2.30%         2.62%        0.01%          111.99%
2005**          30,905     2.30%         5.44%        (0.03)%        98.50%
Class Z
2007            $ 1        1.30%         1,402.87%    0.91%          67.32%
2006***         1          1.30%         764.76%      0.98%          111.99%
Institutional Class
2007            $ 8,847    1.30%         1.43%        0.91%          67.32%
2006            8,136      1.30%         1.56%        1.00%          111.99%
2005**          6,279      1.30%         6.81%        0.79%          98.50%

The accompanying notes are an integral part of the financial statements.

                                 Realized
          Net                    and                                                                            Net
          Asset      Net         Unrealized                           Dividends   Distributions  Total          Asset
          Value,     Investment  Gains                    Total       from Net    from           Dividends      Value,
          Beginning  Income      (Losses) on  Redemption  from        Investment  Capital        and            End        Total
          of Period  (Loss)      Securities   Fees        Operations  Income      Gains          Distributions  of Period  Return+

OLD MUTUAL ASSET ALLOCATION GROWTH PORTFOLIO
Class A
2007      $12.70     $ -*        $ 1.83*      $ -         $ 1.83      $ -         $(0.25)        $ (0.25)       $14.28     14.43%
2006      11.68      0.02*       1.12*        -           1.14        (0.02)      (0.10)         (0.12)         12.70      9.75%
2005**    10.00      0.03*       1.66*        -           1.69        (0.01)      -              (0.01)         11.68      16.91%
Class C
2007      $12.55     $ (0.05)*   $ 1.80*      $ -         $ 1.75      $ -         $(0.25)        $ (0.25)       $14.05     13.96%
2006      11.61      (0.07)*     1.11*        -           1.04        -           (0.10)         (0.10)         12.55      8.97%
2005**    10.00      (0.04)*     1.65*        -           1.61        -           -              -              11.61      16.15%
Class Z
2007      $12.74     $ 0.02*     $ 1.83*      $ -         $ 1.85      $ -         $(0.25)        $ (0.25)       $14.34     14.54%
2006***   12.23      0.03*       0.61*        -           0.64        (0.03)      (0.10)         (0.13)         12.74      5.23%
Institutional Class
2007      $12.75     $ 0.02*     $ 1.82*      $ -         $ 1.84      $ -         $(0.25)        $ (0.25)       $14.34     14.45%
2006      11.70      0.06*       1.12*        -           1.18        (0.03)      (0.10)         (0.13)         12.75      10.08%
2005**    10.00      0.04*       1.67*        -           1.71        (0.01)      -              (0.01)         11.70      17.13%

OLD MUTUAL ANALYTIC DEFENSIVE EQUITY FUND(1)
Class A
2007      $13.21     $ 0.05*     $ 1.13*      $ -         $ 1.18      $(0.02)     $ -            $ (0.02)       $14.37     8.93%
2006(6)   12.84      0.05*       0.32*(#)     -           0.37        -           -              -              13.21      2.88%(#)
2005(2)   12.30      0.05*       1.09*        -           1.14        (0.27)      (0.33)         (0.60)         12.84      9.27%
Class C
2007      $13.11     $ -*        $ 1.12*      $ -         $ 1.12      $ -         $ -            $ -            $14.23     8.55%
2006(6)   12.81      (0.01)*     0.31*(#)     -           0.30        -           -              -              13.11      2.34%(#)
2005(2)   12.30      (0.01)*     1.09*        -           1.08        (0.24)      (0.33)         (0.57)         12.81      8.78%
Class Z(3)
2007      $13.21     $ 0.07*     $ 1.12*      $ -         $ 1.19      $(0.03)     $ -            $ (0.03)       $14.37     9.04%
2006(6)   12.82      0.06*       0.33*(#)     -           0.39        -           -              -              13.21      3.04%(#)
2005      11.66      0.10*       1.69*        -           1.79        (0.30)      (0.33)         (0.63)         12.82      15.36%
2004      11.10      0.09*       0.99*        -           1.08        (0.19)      (0.33)         (0.52)         11.66      9.87%
2003      9.09       0.08*       2.01*        -           2.09        (0.08)      -              (0.08)         11.10      23.13%
2002(5)   10.46      0.09        (1.36)       -           (1.27)      (0.10)(4)   -              (0.10)         9.09       (12.22)%
Institutional Class
2007      $13.21     $ 0.07*     $ 1.13*      $ -         $ 1.20      $(0.03)     $ -            $ (0.03)       $14.38     9.05%
2006(6)   12.82      0.08*       0.31*(#)     -           0.39        -           -              -              13.21      3.04%(#)
2005***   13.45      0.01*       (0.10)*      -           (0.09)      (0.21)      (0.33)         (0.54)         12.82      (0.63)%

OLD MUTUAL ANALYTIC GLOBAL DEFENSIVE EQUITY FUND(^^)
Class A
2007      $10.05     $ (0.02)*   $ 1.08*      $ -         $ 1.06      $(0.02)     $ -            $ (0.02)       $11.09     10.58%
2006      10.00      (0.02)*     0.07*        -           0.05        -           -              -              10.05      0.50%
Class C
2007      $10.03     $ (0.06)*   $ 1.08*      $ -         $ 1.02      $ -         $ -            $ -            $11.05     10.11%
2006      10.00      (0.03)*     0.06*        -           0.03        -           -              -              10.03      0.30%
Class Z
2007      $10.04     $ 0.01*     $ 1.07*      $ -         $ 1.08      $(0.02)     $ -            $ (0.02)       $11.10     10.72%
2006      10.00      -*          0.04*        -           0.04        -           -              -              10.04      0.40%
Institutional Class
2007      $10.05     $ 0.02*     $ 1.07*      $ -         $ 1.09      $(0.03)     $ -            $ (0.03)       $11.11     10.90%
2006      10.00      -*          0.05*        -           0.05        -           -              -              10.05      0.50%


                                         Ratio of
                                         Expenses to
                                         to Average
                Net                      Net Assets     Ratio of Net
                Assets     Ratio of      (Excluding     Investment
                End        Expenses      Waivers and    Income (Loss)  Portfolio
                of Period  to Average    Fees Paid      to Average     Turnover
                (000)      Net Assets++  Indirectly)++  Net Assets++   Rate+

OLD MUTUAL ASSET ALLOCATION GROWTH PORTFOLIO
Class A
2007            $ 42,615   1.60%         1.92%          (0.01)%        63.60%
2006            30,459     1.60%         2.22%          0.17%          94.12%
2005**          10,443     1.60%         5.02%          0.33%          59.93%
Class C
2007            $ 72,912   2.35%         2.63%          (0.77)%        63.60%
2006            50,152     2.35%         2.93%          (0.58)%        94.12%
2005**          13,256     2.35%         5.63%          (0.44)%        59.93%
Class Z
2007            $ 1        1.35%         1,380.94%      0.25%          63.60%
2006***         1          1.35%         758.31%        0.39%          94.12%
Institutional Class
2007            $ 18,498   1.35%         1.43%          0.25%          63.60%
2006            15,304     1.35%         1.68%          0.47%          94.12%
2005**          6,255      1.35%         7.19%          0.43%          59.93%

OLD MUTUAL ANALYTIC DEFENSIVE EQUITY FUND(1)
Class A
2007            $ 434,889  1.54%(7)      2.00%          0.69%          96.11%
2006(6)         295,095    1.51%(7)      2.18%          0.57%          59.61%
2005(2)         129,960    1.98%(7)      2.06%          0.64%          81.00%
Class C
2007            $ 271,090  2.29%(7)      2.70%          (0.06)%        96.11%
2006(6)         202,766    2.26%(7)      2.86%          (0.17)%        59.61%
2005(2)         86,752     2.61%(7)      2.68%          (0.09)%        81.00%
Class Z(3)
2007            $ 128,543  1.28%(7)      1.70%          0.96%          96.11%
2006(6)         140,795    1.26%(7)      1.82%          0.72%          59.61%
2005            227,265    1.36%(7)      1.44%          0.78%          81.00%
2004            57,171     1.17%(7)      1.70%          0.75%          152.00%
2003            44,693     1.30%(7)      2.27%          0.79%          241.00%
2002(5)         35,131     1.09%(7)      1.94%          0.91%          233.00%
Institutional Class
2007            $ 7,885    1.23%(7)      1.90%          1.00%          96.11%
2006(6)         6,833      1.21%(7)      2.11%          0.97%          59.61%
2005***         2          1.27%(7)      2.12%          1.55%          81.00%

OLD MUTUAL ANALYTIC GLOBAL DEFENSIVE EQUITY FUND(^^)
Class A
2007            $ 3,266    2.64%(+++)    4.93%          (0.34)%        60.26%
2006            257        2.80%(+++)    12.44%         (1.19)%        19.97%
Class C
2007            $ 3,446    3.42%(+++)    5.49%          (1.11)%        60.26%
2006            111        3.55%(+++)    24.73%         (1.87)%        19.97%
Class Z
2007            $ 1        2.41%(+++)    670.96%        0.15%          60.26%
2006            1          2.55%(+++)    612.91%        (0.27)%        19.97%
Institutional Class
2007            $ 2,782    2.12%(+++)    4.45%          0.46%          60.26%
2006            2,510      2.26%(+++)    6.77%          (0.01)%        19.97%

FINANCIAL HIGHLIGHTS - concluded

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD ENDED JULY 31, (UNLESS OTHERWISE NOTED)
AND FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2007 (UNAUDITED)


          Net                    Realized                                                                       Net
          Asset      Net         and                                  Dividends   Distributions  Total          Asset
          Value,     Investment  Unrealized               Total       from Net    from           Dividends      Value,
          Beginning  Income      Gains on     Redemption  from        Investment  Capital        and            End        Total
          of Period  (Loss)*     Securities*  Fees        Operations  Income      Gains          Distributions  of Period  Return+

OLD MUTUAL CLAY FINLAY CHINA FUND(^)
Class A
2007      $13.23     $ (0.03)    $ 4.57       $ -         $ 4.54      $(0.05)     $(0.37)        $(0.42)        $17.35     34.26%
2006      10.00      0.01        3.22         -           3.23        -           -              -              13.23      32.30%
Class C
2007      $13.18     $ (0.09)    $ 4.54       $ -         $ 4.45      $(0.02)     $(0.37)        $(0.39)        $17.24     33.73%
2006      10.00      (0.06)      3.24         -           3.18        -           -              -              13.18      31.80%
Class Z
2007      $13.25     $ (0.06)    $ 4.63       $ -         $ 4.57      $(0.06)     $(0.37)        $(0.43)        $17.39     34.46%
2006      10.00      (0.03)      3.28         -           3.25        -           -              -              13.25      32.50%
Institutional Class
2007      $13.27     $ 0.07      $ 4.53       $ -         $ 4.60      $(0.07)     $(0.37)        $(0.44)        $17.43     34.60%
2006      10.00      0.08        3.19         -           3.27        -           -              -              13.27      32.70%

OLD MUTUAL CLAY FINLAY EMERGING MARKETS FUND(^)
Class A
2007      $11.08     $ (0.04)    $ 2.84       $ -         $ 2.80      $(0.01)     $(0.43)        $(0.44)        $13.44     25.24%
2006      10.00      (0.01)      1.09         -           1.08        -           -              -              11.08      10.80%
Class C
2007      $11.04     $ (0.09)    $ 2.83       $ -         $ 2.74      $(0.01)     $(0.43)        $(0.44)        $13.34     24.75%
2006      10.00      (0.07)      1.11         -           1.04        -           -              -              11.04      10.40%
Class Z
2007      $11.10     $ (0.01)    $ 2.82       $ -         $ 2.81      $ -         $(0.43)        $(0.43)        $13.48     25.29%
2006      10.00      (0.01)      1.11         -           1.10        -           -              -              11.10      11.00%
Institutional Class
2007      $11.13     $ 0.02      $ 2.83       $ -         $ 2.85      $(0.01)     $(0.43)        $(0.44)        $13.54     25.62%
2006      10.00      0.02        1.11         -           1.13        -           -              -              11.13      11.30%

OLD MUTUAL COPPER ROCK EMERGING GROWTH FUND(^^^)
Class A
2007      $10.52     $ (0.07)    $ 1.44       $ -         $ 1.37      $ -         $ -            $ -            $11.89     13.02%
2006      10.00      (0.13)      0.65         -           0.52        -           -              -              10.52      5.20%
2005      10.00      -           -            -           -           -           -              -              10.00      0.00%
Class C
2007      $10.43     $ (0.11)    $ 1.42       $ -         $ 1.31      $ -         $ -            $ -            $11.74     12.56%
2006      10.00      (0.21)      0.64         -           0.43        -           -              -              10.43      4.30%
2005      10.00      -           -            -           -           -           -              -              10.00      0.00%
Class Z***
2007      $10.55     $ (0.06)    $ 1.45       $ -         $ 1.39      $ -         $ -            $ -            $11.94     13.18%
2006      10.46      (0.07)      0.16         -           0.09        -           -              -              10.55      0.86%
Institutional Class
2007      $10.56     $ (0.08)    $ 1.48       $ -         $ 1.40      $ -         $ -            $ -            $11.96     13.26%
2006      10.00      (0.08)      0.64         -           0.56        -           -              -              10.56      5.60%
2005      10.00      -           -            -           -           -           -              -              10.00      0.00%


                                         Ratio of
                Net                      Expenses to  Ratio of Net
                Assets     Ratio of      to Average   Investment
                End        Expenses      Net Assets   Income (Loss)  Portfolio
                of Period  to Average    (Excluding   to Average     Turnover
                (000)      Net Assets++  Waivers)++   Net Assets++   Rate+

OLD MUTUAL CLAY FINLAY CHINA FUND(^)
Class A
2007            $25,905    2.10%         2.42%        (0.36)%        55.70%
2006            2,532      2.10%         6.65%        0.12%          50.80%
Class C
2007            $8,735     2.85%         3.61%        (1.15)%        55.70%
2006            793        2.85%         11.53%       (0.76)%        50.80%
Class Z
2007            $2,084     1.85%         15.16%       (0.74)%        55.70%
2006            24         1.85%         259.40%      (0.46)%        50.80%
Institutional Class
2007            $17,169    1.55%         1.92%        0.85%          55.70%
2006            12,622     1.55%         2.58%        1.07%          50.80%

OLD MUTUAL CLAY FINLAY EMERGING MARKETS FUND(^)
Class A
2007            $2,402     2.10%         5.72%        (0.66)%        42.71%
2006            346        2.10%         21.06%       (0.22)%        82.86%
Class C
2007            $673       2.85%         13.15%       (1.37)%        42.71%
2006            85         2.85%         55.88%       (1.05)%        82.86%
Class Z
2007            $ 1        1.85%         2,385.67%    (0.14)%        42.71%
2006            1          1.85%         1,988.70%    (0.18)%        82.86%
Institutional Class
2007            $3,500     1.35%         3.39%        0.36%          42.71%
2006            2,779      1.35%         4.28%        0.32%          82.86%

OLD MUTUAL COPPER ROCK EMERGING GROWTH FUND(^^^)
Class A
2007            $29,336    1.55%         2.03%        (1.29)%        88.43%
2006            20,814     1.55%         2.97%        (1.15)%        282.22%
2005            2,500      @@            @@           @@             @@
Class C
2007            $443       2.30%         8.25%        (2.04)%        88.43%
2006            384        2.30%         15.96%       (1.89)%        282.22%
2005            -          @@            @@           @@             @@
Class Z***
2007            $ 1        1.30%         1,801.99%    (1.08)%        88.43%
2006            1          1.30%         787.59%      (0.93)%        282.22%
Institutional Class
2007            $61,147    1.10%         1.22%        (0.84)%        88.43%
2006            49,751     1.10%         1.71%        (0.70)%        282.22%
2005            -          @@            @@           @@             @@


          Net                    Realized                                                                       Net
          Asset      Net         and                                  Dividends   Distributions  Total          Asset
          Value,     Investment  Unrealized               Total       from Net    from           Dividends      Value,
          Beginning  Income      Gains on     Redemption  from        Investment  Capital        and            End        Total
          of Period  (Loss)*     Securities*  Fees        Operations  Income      Gains          Distributions  of Period  Return+

OLD MUTUAL INTERNATIONAL EQUITY FUND(^)
Class A
2007      $10.95     $ -         $1.77        $ -         $1.77       $(0.10)     $(0.35)         $(0.45)       $12.27     16.27%
2006      10.00      0.18        0.77         -           0.95        -           -               -             10.95      9.50%
Class C
2007      $10.91     $(0.04)     $1.76        $ -         $1.72       $(0.10)     $(0.35)         $(0.45)       $12.18     15.81%
2006      10.00      0.12        0.79         -           0.91        -           -               -             10.91      9.10%
Class Z
2007      $10.97     $ 0.03      $1.75        $ -         $1.78       $(0.09)     $(0.35)         $(0.44)       $12.31     16.33%
2006      10.00      0.10        0.87         -           0.97        -           -               -             10.97      9.70%
Institutional Class
2007      $10.98     $ 0.04      $1.77        $ -         $1.81       $(0.11)     $(0.35)         $(0.46)       $12.33     16.55%
2006      10.00      0.12        0.86         -           0.98        -           -               -             10.98      9.80%


                                         Ratio of
                Net                      Expenses to  Ratio of Net
                Assets     Ratio of      to Average   Investment
                End        Expenses      Net Assets   Income (Loss)  Portfolio
                of Period  to Average    (Excluding   to Average     Turnover
                (000)      Net Assets++  Waivers)++   Net Assets++   Rate+

OLD MUTUAL INTERNATIONAL EQUITY FUND(^)
Class A
2007            $1,018     1.70%         9.00%        (0.07)%        41.80%
2006            251        1.70%         30.10%       2.94%          48.74%
Class C
2007            $ 531      2.45%         12.38%       (0.68)%        41.80%
2006            170        2.45%         39.12%       1.88%          48.74%
Class Z
2007            $ 1        1.45%         2,248.33%    0.43%          41.80%
2006            1          1.45%         1,776.73%    1.59%          48.74%
Institutional Class
2007            $6,399     1.20%         2.46%        0.72%          41.80%
2006            5,490      1.20%         2.96%        1.85%          48.74%


* Per share amounts for the year or period are calculated based on average outstanding shares.
**   Fund commenced operations September 30, 2004.
***  Class commenced operations on December 9, 2005.
# Impact of payment to affiliate was less than $0.01 per share and 0.01%, respectively.
+ Total returns and portfolio turnover rates are for the period indicated and have not been annualized. Total return would have been lower had certain expenses not been waived by the Advisor during the year. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns shown exclude any applicable sales charges.
++   Ratios for periods less than one year have been annualized.
+++ The impact of dividend expense for the periods ending July 31, 2006 and January 31, 2007 is 0.79% and 0.58%, respectively, for all classes.
@@ This shareholder data is not being disclosed because the data is not believed to be meaningful due to the short operational history.
^    Fund commenced operations December 30, 2005.
^^   Fund commenced operations May 31, 2006.
^^^  Fund commenced operations July 29, 2005.
(1) On December 9, 2005, the Old Mutual Analytic Defensive Equity Fund (the "Fund") acquired substantially all of the assets and liabilities of the Analytic Defensive Equity Fund (the "Predecessor Fund"), a series of The Advisors' Inner Circle Fund. The operations of the Fund prior to the acquisition were those of the Predecessor Fund.
(2)  Commenced operations March 31, 2005.
(3) The Fund's Class Z is the successor class of the Predecessor Fund's Institutional Class; the Fund's Institutional Class is new.
(4)  Includes a return of capital of $(0.003).
(5) On June 24, 2002, the Predecessor Fund acquired the assets of the UAM Analytic Defensive Equity Fund, a series of the UAM Funds, Inc. II. The operations of the Predecessor Fund prior to acquisition were those of the UAM Analytic Defensive Equity Fund.
(6) The Old Mutual Analytic Defensive Equity Fund changed its fiscal year end from December 31 to July 31. 2006 amounts are for the period 1/1/06 to 7/31/06.
(7) Impact of Dividend Expense for Old Mutual Analytic Defensive Equity Fund as a ratio to average net assets:
                          A        C        Z        Institutional
                2007(a)   0.31%    0.31%    0.29%    0.30%
                2006      0.34%    0.34%    0.27%    0.39%
                2005      0.41%    0.35%    0.24%    n/a
                2004      n/a      n/a      0.18%    n/a
                2003      n/a      n/a      0.31%    n/a
                2002      n/a      n/a      0.10%    n/a
(a) For the six-month period ended January 31.
Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

AS OF JANUARY 31, 2007 (UNAUDITED)

1. ORGANIZATION

Old Mutual Advisor Funds (the "Trust"), a Delaware statutory trust effective May 27, 2004, is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Trust currently offers thirteen series portfolios, of which the following are covered by this Semi-Annual Report - the Old Mutual Asset Allocation Conservative Portfolio, the Old Mutual Asset Allocation Balanced Portfolio, the Old Mutual Asset Allocation Moderate Growth Portfolio, the Old Mutual Asset Allocation Growth Portfolio (collectively, the "Asset Allocation Funds"), the Old Mutual Analytic Defensive Equity Fund ("Old Mutual Analytic Fund"), the Old Mutual Analytic Global Defensive Equity Fund ("Old Mutual Analytic Global Fund"), the Old Mutual Clay Finlay China Fund, the Old Mutual Clay Finlay Emerging Markets Fund, the Old Mutual International Equity Fund (collectively, the "International Funds") and the Old Mutual Copper Rock Emerging Growth Fund ("Old Mutual Copper Rock Fund") (each a "Fund" and collectively, the "Funds"). The Trust's series portfolios whose financial statements are presented separately are the Old Mutual VA Asset Allocation Conservative Portfolio, the Old Mutual VA Asset Allocation Balanced Portfolio and the Old Mutual VA Asset Allocation Moderate Growth Portfolio. The Asset Allocation Funds commenced operations on September 30, 2004; the Old Mutual Analytic Fund commenced operations on July 1, 1978; the International Funds commenced operations on December 30, 2005, the Old Mutual Copper Rock Fund commenced operations on July 29, 2005 and the Old Mutual Analytic Global Fund commenced operations on May 31, 2006.

Shareholders may purchase shares of the Funds through four separate classes, Class A, Class C, Class Z and Institutional Class shares. All classes have equal rights as to earnings, assets and voting privileges, except that each class may have different distribution costs, dividends, registration costs and shareholder services costs and each class has exclusive voting rights with respect to its distribution plan. Except for these differences, each share class of each Fund represents an equal proportionate interest in that Fund. Each Fund, except for the Old Mutual Clay Finlay China Fund, is classified as a diversified management investment company. The Funds' prospectuses provide a description of each Fund's investment objective, policies and investment strategies.

The Old Mutual Analytic Fund is the successor to the Analytic Defensive Equity Fund, a series of The Advisors' Inner Circle Fund, (the "AIC Analytic Fund"). The AIC Analytic Fund and the Old Mutual Analytic Fund entered into an agreement and plan of reorganization dated as of October 13, 2005. Under the plan of reorganization, the AIC Analytic Fund transferred substantially all of its assets and liabilities to the Old Mutual Analytic Fund on December 9, 2005. Each shareholder received a number of shares of the Old Mutual Analytic Fund equal in dollar value to the AIC Analytic Fund as of December 9, 2005. The Old Mutual Analytic Fund has the same investment objectives and policies and substantially the same risks, policies, restrictions and limitations as the AIC Analytic Fund. The Old Mutual Analytic Fund has changed its fiscal year end from December 31 to July 31 beginning with fiscal year 2006.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund's maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates in the Preparation of Financial Statements - The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation - Investment securities of a Fund, including securities sold short, that are listed on a securities exchange, and for which market quotations are readily available, are valued at the last quoted sales price at the close of trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern
Time) each day that the NYSE is open. Investment securities of a Fund that are quoted on a national market system are valued at the official closing price provided by NASDAQ, or if there is none, at the last sales price. The Funds use pricing services to report the market value of securities in the portfolios; if the pricing service is not able to provide a price, or the pricing service quote of valuation is inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, securities are valued in accordance with Fair Value Procedures established by the Board of Trustees of the Trust (the "Board"). The Trust's
Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. The valuation is assigned to Fair Valued Securities for purposes of calculating a Fund's net asset value ("NAV"). Debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Under this valuation method, acquisition discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Foreign securities traded on the foreign exchanges in the Western Hemisphere are valued based upon quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board believes accurately reflects fair value.

Foreign securities traded in countries outside the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Fund's investment advisor, Old Mutual Capital, Inc. (the "Advisor") determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Funds calculate the NAVs.

Valuation of Options and Futures - Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Futures are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

Security Transactions and Investment Income - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income, dividends on securities sold short and distributions to shareholders are recognized on the ex-dividend date; interest income and expense is recognized on the accrual basis and includes amortization of premiums and accretion of discounts on investments. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of acquisition discounts and premiums during the respective holding periods, if applicable.

Dividends and Distributions - Dividends from net investment income for the Funds are declared at least annually, if available, except Old Mutual Asset Allocation Conservative Portfolio and Old Mutual Asset Allocation Balanced Portfolio for which dividends are declared at least quarterly, if available. Distributions of net realized capital gains, for each Fund, are generally made to shareholders annually, if available.

Foreign Withholding Taxes - The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

Forward Foreign Currency Contracts - The Funds may enter into forward foreign currency contracts as hedges against specific transactions, fund positions or anticipated fund positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded accordingly. The Funds realize gains and losses at the time the forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

Investments in Real Estate Investment Trusts ("REITs") - Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Tri-Party   Repurchase   Agreements  -  Securities  pledged  as  collateral  for
repurchase agreements are held by a third party custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by the Board require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by a Fund may be delayed or limited.

TBA Purchase Commitments - The Funds may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the value of each Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

Mortgage Dollar Rolls - The Funds may enter into mortgage dollar rolls (principally using TBA's) in which each Fund sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities at an agreed-upon price on a fixed date. Each Fund accounts for such dollar rolls under the purchases and sales method and receives compensation as consideration for entering into the commitment to repurchase. Each Fund must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that each Fund is required to purchase may decline below the agreed upon repurchase price of those securities.

The counterparty receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract.

AS OF JANUARY 31, 2007 (UNAUDITED)

Foreign Currency Conversion - The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are converted into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the current rate of exchange; and

(ii)  purchases and sales of investment  securities,  income and expenses at the
relevant  rates  of  exchange   prevailing  on  the  respective  dates  of  such
transactions.

The Funds do not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

The Funds report gains and losses on foreign currency related transactions as components of realized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income or loss for Federal income tax purposes.

Futures Contracts - The Funds may utilize futures contracts primarily to hedge against changes in security prices. Upon entering into a futures contract, the Funds will deposit securities for the initial margin with its custodian in a segregated account. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Funds each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate the futures transaction.

Options - The Funds may write or purchase financial options contracts primarily to hedge against changes in security prices, or securities that the Funds intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or a loss on investment transactions. The Funds, as writers of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option.

Collateralized Mortgage Obligations (CMOs) - CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs usually pay interest monthly and have a more focused range of principal payment dates than pass-through securities. While CMOs may be collateralized by whole mortgage loans, CMOs are more typically collateralized by mortgage-backed securities guaranteed by Government National Mortgage Association, Federal Home Loan Mortgage Corporation or Federal National Mortgage Association and their income streams.

A Real Estate Mortgage Investment Conduit (REMIC) is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended, and invests in certain mortgages primarily secured by interests in real property and other permitted investments.

CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

Short Sales - As consistent with the Old Mutual Analytic Fund's and Old Mutual Analytic Global Fund's investment objectives, the Old Mutual Analytic Fund and the Old Mutual Analytic Global Fund may engage in short sales that are "uncovered." Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan, which is recorded as an expense on the Statement of Operations. To borrow the security, the Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, it will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund's short positions.

Offering Costs - All offering costs incurred with the start up of the Funds are being amortized on a straight line basis over a period of twelve months from commencement of operations. As of January 31, 2007, the Old Mutual Analytic Global Fund (since its inception on May 31, 2006) had offering costs remaining to be amortized of $20,701. As of January 31, 2007, the Asset Allocation Funds, the Old Mutual Copper Rock Fund and the International Funds have fully amortized their offering costs.

Payments by Affiliated Fund - During the six-month period ended January 31, 2007, certain expenses that were incurred on behalf of the Old Mutual Analytic Global Fund were inadvertently paid by the Old Mutual Analytic Fund. In order to properly reflect this payment, the Old Mutual Analytic Global Fund will reimburse the Old Mutual Analytic Fund for these expenses. As of January 31, 2007, these amounts are reflected as Receivable from/Payable to an Affiliated Fund in the Statements of Assets and Liabilities.

Other - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are prorated to the Funds on the basis of relative net assets. Class specific expenses, such as 12b-1, distribution and service fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Fund are allocated to the respective class on the basis of the relative net assets each day.

The Funds have an arrangement with the transfer agent, DST Systems, Inc., whereby interest earned on uninvested cash balances is used to offset a portion of the transfer agent expense. The transfer agent expenses shown in the Statements of Operations are in total and do not reflect the expense reductions, if any, which are shown separately.

The Funds impose a 2% redemption/exchange fee on total redemption proceeds (after applicable deferred sales charges) of any shareholder redeeming shares (including redemption by exchange) of the Funds within 10 calendar days of their purchase. The Funds charge the redemption/exchange fee to discourage market timing by those shareholders initiating redemptions or exchanges to take advantage of short-term market movements. The redemption fee will be imposed to the extent that the number of Fund shares redeemed exceeds the number of Fund shares that have been held for more than 10 calendar days. In determining how long shares of the Fund have been held, shares held by the investor for the longest period of time will be sold first. The Funds will retain the fee by crediting Paid-in Capital. For the six-month period ended January 31, 2007, the following redemption fees were collected by the Funds.

                                                               Class A    Class C Class Z  Institutional Class
Old Mutual Asset Allocation Conservative Portfolio             $ 2,040    $ -     $ -      $ -
Old Mutual Asset Allocation Balanced Portfolio                 -          27      -        -
Old Mutual Asset Allocation Moderate Growth Portfolio          1          161     -        -
Old Mutual Asset Allocation Growth Portfolio                   726        445     -        -
Old Mutual Analytic Defensive Equity Fund                      15,647     -       -        -
Old Mutual Analytic Global Defensive Equity Fund               -          -       -        -
Old Mutual Clay Finlay China Fund                              22         1       48       -
Old Mutual Clay Finlay Emerging Markets Fund                   59         -       -        -
Old Mutual Copper Rock Emerging Growth Fund                    240        -       -        -
Old Mutual International Equity Fund                           -          -       -        -

Amounts designated as "-" are either $0 or have been rounded to $0.

3. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisor - Old Mutual Capital, Inc. is an indirect, wholly owned subsidiary of Old Mutual (US) Holdings Inc. ("OMUSH"), which is a wholly owned subsidiary of Old Mutual plc., a London-Exchange listed international financial services firm. The Funds and the Advisor are parties to investment advisory agreements, under which the Advisor is paid a monthly fee that is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund, as follows:

                                                               Management Fee    Asset Level
Old Mutual Asset Allocation Conservative Portfolio             0.850%            Less than $1 billion
                                                               0.825%            From $1 billion to $2 billion
                                                               0.800%            From $2 billion to $3 billion
                                                               0.775%            Greater than $3 billion

Old Mutual Asset Allocation Balanced Portfolio                 0.900%            Less than $1 billion
                                                               0.875%            From $1 billion to $2 billion
                                                               0.850%            From $2 billion to $3 billion
                                                               0.825%            Greater than $3 billion

Old Mutual Asset Allocation Moderate Growth Portfolio          0.900%            Less than $1 billion
                                                               0.875%            From $1 billion to $2 billion
                                                               0.850%            From $2 billion to $3 billion
                                                               0.825%            Greater than $3 billion

AS OF JANUARY 31, 2007 (UNAUDITED)

                                                      Management Fee    Asset Level
Old Mutual Asset Allocation Growth Portfolio          0.950%            Less than $1 billion
                                                      0.925%            From $1 billion to $2 billion
                                                      0.900%            From $2 billion to $3 billion
                                                      0.875%            Greater than $3 billion

Old Mutual Analytic Defensive Equity Fund             0.950%            N/A

Old Mutual Analytic Global Defensive Equity Fund      1.150%            Less than $1 billion
                                                      1.125%            From $1 billion to $2 billion
                                                      1.100%            From $2 billion to $3 billion
                                                      1.075%            Greater than $3 billion

Old Mutual Clay Finlay China Fund                     1.350%            Less than $1 billion
                                                      1.325%            From $1 billion to $2 billion
                                                      1.300%            From $2 billion to $3 billion
                                                      1.275%            Greater than $3 billion

Old Mutual Clay Finlay Emerging Markets Fund          1.150%            Less than $1 billion
                                                      1.125%            From $1 billion to $2 billion
                                                      1.100%            From $2 billion to $3 billion
                                                      1.075%            Greater than $3 billion

Old Mutual Copper Rock Emerging Growth Fund           0.900%            N/A

Old Mutual International Equity Fund                  1.000%            Less than $1 billion
                                                      0.975%            From $1 billion to $2 billion
                                                      0.950%            From $2 billion to $3 billion
                                                      0.925%            Greater than $3 billion

Expense Limitation Agreements - In the interest of limiting expenses of the Funds, the Advisor has entered into expense limitation agreements ("Expense Limitation Agreements") pursuant to which the Advisor has agreed, in writing, to waive or limit its fees and to assume other expenses of the Funds to the extent necessary to limit the total annual expenses to a specified percentage of the Funds' average daily net assets through the dates specified below.

The expense limitations are as follows:

                                                                                         Institutional     Expiration Date
                                                               Class A  Class C  Class Z Class             of Expense Limitation
Old Mutual Asset Allocation Conservative Portfolio             1.50%    2.25%    1.25%   1.25%             December 31, 2008
Old Mutual Asset Allocation Balanced Portfolio                 1.55%    2.30%    1.30%   1.30%             December 31, 2008
Old Mutual Asset Allocation Moderate Growth Portfolio          1.55%    2.30%    1.30%   1.30%             December 31, 2008
Old Mutual Asset Allocation Growth Portfolio                   1.60%    2.35%    1.35%   1.35%             December 31, 2008
Old Mutual Analytic Defensive Equity Fund                      1.45%    2.20%    1.20%   1.15%             December 8, 2007
Old Mutual Analytic Global Defensive Equity Fund               1.95%    2.70%    1.70%   1.40%             December 31, 2008
Old Mutual Clay Finlay China Fund                              2.10%    2.85%    1.85%   1.55%             December 31, 2007
Old Mutual Clay Finlay Emerging Markets Fund                   2.10%    2.85%    1.85%   1.35%             December 31, 2007
Old Mutual Copper Rock Emerging Growth Fund                    1.55%    2.30%    1.30%   1.10%             July 31, 2007
Old Mutual International Equity Fund                           1.70%    2.45%    1.45%   1.20%             December 31, 2007

Reimbursement by the Asset Allocation Funds, Old Mutual Analytic Fund and Old Mutual Copper Rock Fund of the advisory fees waived and other expenses paid by the Advisor pursuant to the applicable Expense Limitation Agreements may be made at a later date when a Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense rate of the Fund to exceed the expense limitation. Consequently, no reimbursement by these Funds will be made unless: (i) the Fund's assets exceed $75 million; (ii) such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which the fees are being reimbursed; and (iii) the payment of such reimbursement was approved by the Board. Moreover, to the extent that the Advisor reimburses advisory fees or absorbs operating expenses of a Fund, the Advisor may seek payment of such amounts within two fiscal years after the fiscal year in which fees were reimbursed or absorbed. Reimbursement by the International Funds and Old Mutual Analytic Global Fund of the advisory fees waived and other expenses paid by the Advisor pursuant to the applicable Expense Limitation

Agreements may be made up to three years after the expenses were reimbursed or absorbed, if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed. At January 31, 2007, the Advisor may seek reimbursement of previously waived and reimbursed fees as follows:

                                             Expires 2007      Expires 2008      Expires 2009     Expires 2010      Total
Old Mutual Asset Allocation
Conservative Portfolio                       $374,843          $ 167,678         $ 89,792         $   -             $ 632,313

Old Mutual Asset Allocation
Balanced Portfolio                           800,513           206,398           130,825              -             1,137,736

Old Mutual Asset Allocation
Moderate Growth Portfolio                    678,477           342,419           166,341              -             1,187,237

Old Mutual Asset Allocation
Growth Portfolio                             489,171           332,765           157,385              -             979,321

Old Mutual Analytic Defensive
Equity Fund                                  -                 2,068,795         1,638,750            -             3,707,545

Old Mutual Analytic Global
Defensive Equity Fund                        -                 -                 22,507               65,757        88,264

Old Mutual Clay Finlay China Fund            -                 -                 92,417               74,227        166,644

Old Mutual Clay Finlay Emerging
Markets Fund                                 -                 -                 84,661               80,913        165,574

Old Mutual Copper Rock Emerging
Growth Fund                                  -                 228,745           115,885              -             344,630

Old Mutual International Equity Fund         -                 -                 90,035               80,638        170,673

Sub-Advisory Agreements - The Trust, on behalf of the Asset Allocation Funds, and the Advisor have entered into a sub-advisory agreement (the "Ibbotson Sub-Advisory Agreement") with Ibbotson Associates Advisors, LLC ("Ibbotson"). Ibbotson is a wholly owned subsidiary of Ibbotson Associates, Inc., which is a wholly owned subsidiary of Morningstar, Inc. For the services provided and expenses incurred pursuant to the Ibbotson Sub-Advisory Agreement, Ibbotson is entitled to receive from the Advisor a sub-advisory fee with respect to the average daily net assets of each of the Asset Allocation Funds, which is computed and paid monthly at an annual rate equal to the greater of (i) 0.08% for average daily net assets up to $250 million, 0.07% for average daily net assets from $250 million to $500 million, 0.06% for average daily net assets from $500 million to $750 million, 0.05% for average daily net assets from $750 million to $1 billion, 0.04% for average daily net assets from $1 billion to $2 billion, and 0.03% for average daily net assets over $2 billion, or (ii) $200,000.

The Trust, on behalf of the Asset Allocation Funds and the Old Mutual International Equity Fund, and the Advisor have entered into sub-advisory agreements (collectively, the "Acadian Sub-Advisory Agreement") with Acadian Asset Management, Inc. ("Acadian"). Acadian is a wholly owned subsidiary of OMUSH. For the services provided and expenses incurred pursuant to the Acadian Sub-Advisory Agreement, Acadian is entitled to receive from the Advisor a sub-advisory fee with respect to the average daily net assets of such portion of the Funds managed by Acadian, which is computed and paid monthly at an annual rate of 0.45% and 0.60%, for the Asset Allocation Funds and Old Mutual International Equity Fund, respectively. For the Old Mutual International Equity Fund, Acadian is entitled to receive the sub-advisory fee, net of 50% of any waivers, reimbursement payments, supermarket fees and alliance fees waived, reimbursed or paid by the Advisor and net of all breakpoints.

The Trust, on behalf of the Asset Allocation Funds, the Old Mutual Analytic Fund, and the Old Mutual Analytic Global Fund and the Advisor have entered into sub-advisory agreements (collectively, the "Analytic Sub-Advisory Agreement") with Analytic Investors, Inc. ("Analytic"). Analytic is a wholly owned subsidiary of OMUSH. For the services provided and expenses incurred pursuant to the Analytic Sub-Advisory Agreement, Analytic is entitled to receive from the Advisor a sub-advisory fee with respect to the average daily net assets of such portion of the Funds managed by Analytic, which is computed and paid monthly at an annual rate of 0.35%, 0.70% and 0.80% for the Asset Allocation Funds, the Old Mutual Analytic Fund and the Old Mutual Analytic Global Fund, respectively. For the Old Mutual Analytic Global Fund, Analytic is entitled to receive the sub-advisory fee, net of 50% of any breakpoints, waivers, reimbursement payments, supermarket fees and alliance fees waived, reimbursed or paid by the Advisor.

The Trust, on behalf of the Asset Allocation Funds, and the Advisor have entered into a sub-advisory agreement (the "BHMS Sub-Advisory Agreement") with Barrow, Hanley, Mewhinney & Strauss, Inc. ("Barrow Hanley"). Barrow Hanley is a wholly owned subsidiary of OMUSH. For the services provided and expenses incurred pursuant to the BHMS Sub-Advisory Agreement, Barrow Hanley is entitled to receive from the Advisor a sub-advisory fee with respect to the average daily net assets of such portion of the Asset Allocation Funds managed by Barrow Hanley, which is computed and paid monthly at an annual rate of 0.15% for the U.S. Intermediate Fixed Income mandate, 0.15% for the U.S. Core Fixed Income mandate, 0.35% for the U.S. Large Cap Value mandate, 0.45% for the U.S. Mid Cap Value mandate and 0.50% for the U.S. Small Cap Value mandate.

AS OF JANUARY 31, 2007 (UNAUDITED)

The Trust, on behalf of the Asset Allocation Funds and the International Funds, and the Advisor have entered into sub-advisory agreements (collectively, the "Clay Finlay Sub-Advisory Agreement") with Clay Finlay Inc. ("Clay Finlay"). Clay Finlay is a wholly owned subsidiary of OMUSH. For the services provided and expenses incurred pursuant to the Clay Finlay Sub-Advisory Agreement, Clay
Finlay is entitled to receive from the Advisor a sub-advisory fee with respect to the average daily net assets of such portion of the Asset Allocation Funds managed by Clay Finlay, which is computed and paid monthly at an annual rate of 0.45% for the International Large Cap Equity mandate and 0.50% for the Emerging Markets Equity mandate. Clay Finlay is entitled to receive from the Advisor a sub-advisory fee with respect to the average daily net assets of such portion of the International Funds managed by Clay Finlay, which is computed and paid monthly at an annual rate of 1.00%, 0.80% and 0.60% of the Old Mutual Clay Finlay China Fund, Old Mutual Clay Finlay Emerging Markets Fund and Old Mutual International Equity Fund, respectively. For the International Funds, Clay Finlay is entitled to receive the sub-advisory fee net of 50% of any waivers, reimbursement payments, supermarket fees and alliance fees waived reimbursed or paid by the Advisor and net of all breakpoints.

The Trust, on behalf of the Asset Allocation Funds, and the Advisor have entered into a sub-advisory agreement (the "Dwight Sub-Advisory Agreement") with Dwight Asset Management Company ("Dwight"). Dwight is a wholly owned subsidiary of OMUSH. For the services provided and expenses incurred pursuant to the Dwight Sub-Advisory Agreement, Dwight is entitled to receive from the Advisor a sub-advisory fee with respect to the average daily net assets of such portion of the Asset Allocation Funds managed by Dwight, which is computed and paid monthly at an annual rate of 0.10% for the Cash Management mandate, 0.15% for the U.S. Intermediate Fixed Income mandate, 0.15% for the U.S. Core Fixed Income mandate and 0.25% for the U.S. High Yield Fixed Income mandate.

The Trust, on behalf of the Asset Allocation Funds, and the Advisor have entered into a sub-advisory agreement (the "THB Sub-Advisory Agreement") with Thomson Horstmann & Byrant, Inc. ("THB"). THB is a wholly owned subsidiary of OMUSH. For the services provided and expenses incurred pursuant to the THB Sub-Advisory Agreement, THB is entitled to receive from the Advisor a sub-advisory fee with respect to the average daily net assets of such portion of the Asset Allocation Funds managed by THB, which is computed and paid monthly at an annual rate of 0.60% for the U.S. Small Cap Value mandate and 0.50% for the U.S. Mid Cap Value mandate.

The Trust, on behalf of the Asset Allocation Funds, and the Advisor have entered into a sub-advisory agreement, as amended (the "Heitman Sub-Advisory Agreement") with Heitman Real Estate Securities LLC ("Heitman"). Heitman is a wholly owned subsidiary of Heitman LLC, a Delaware limited liability company owned 50% by Heitman senior executives and 50% by Old Mutual (HFL) Inc., a wholly owned subsidiary of OMUSH. For the services provided and expenses incurred pursuant to the Heitman Sub-Advisory Agreement, Heitman is entitled to receive from the Advisor a sub-advisory fee with respect to the average daily net assets of such portion of the Asset Allocation Funds managed by Heitman, which is computed and paid monthly at an annual rate of 0.40%.

The Trust, on behalf of the Asset Allocation Funds, and the Advisor have entered into a sub-advisory agreement (the "LRC Sub-Advisory Agreement") with Liberty Ridge Capital, Inc. ("Liberty Ridge"). Liberty Ridge is a wholly owned subsidiary of OMUSH. For the services provided and expenses incurred pursuant to the LRC Sub-Advisory Agreement, Liberty Ridge is entitled to receive from the Advisor a sub-advisory fee with respect to the average daily net assets of such portion of the Asset Allocation Funds managed by Liberty Ridge, which is computed and paid monthly at an annual rate of 0.35% for the U.S. Large Cap Blend mandate, 0.45% for the U.S. Mid Cap Equity mandate and 0.50% for the U.S. Small Cap Blend mandate.

The Trust, on behalf of the Asset Allocation Funds, and the Advisor have entered into a sub-advisory agreement (the "Provident Sub-Advisory Agreement") with Provident Investment Counsel, Inc. ("Provident"). Provident is a wholly owned subsidiary of OMUSH. For the services provided and expenses incurred pursuant to the Provident Sub-Advisory Agreement, Provident is entitled to receive from the Advisor a sub-advisory fee with respect to the average daily net assets of such portion of the Asset Allocation Funds managed by Provident, which is computed and paid monthly at an annual rate of 0.35% for the U.S. Large Cap Growth mandate and 0.45% for the U.S. Mid Cap Growth mandate.

The Trust, on behalf of the Asset Allocation Funds, and the Advisor have entered into a sub-advisory agreement (the "Rogge Sub-Advisory Agreement") with Rogge Global Partners PLC ("Rogge"). Rogge is a majority owned subsidiary of OMUSH. For the services provided and expenses incurred pursuant to the Rogge Sub-Advisory Agreement for the Asset Allocation Funds, Rogge is entitled to receive from the Advisor a sub-advisory fee with respect to the average daily net assets of such portion of the Asset Allocation Funds managed by Rogge, which is computed and paid monthly at an annual rate of 0.25%.

The Trust, on behalf of the Asst Allocation Funds, and the Advisor have entered into a sub-advisory agreement (the "TS&W Sub-Advisory Agreement") with Thompson, Siegel & Walmsley, Inc. ("TS&W"). TS&W is a wholly owned subsidiary of OMUSH. For the services provided and expenses incurred pursuant to the TS&W Sub-Advisory Agreement, TS&W is entitled to receive from the Advisor a sub-advisory fee with respect to the average daily net assets of such portion of the Asset Allocation Funds managed by TS&W, which is computed and paid monthly at an annual rate of 0.35% for the U.S. Large Cap Value mandate, 0.40% for the U.S. All Cap Value mandate, 0.45% for the U.S. Mid Cap Value mandate, 0.475% for the U.S. Small/Mid Cap Value mandate and 0.50% for the U.S. Small Cap Value mandate.

The Trust, on behalf of the Asset Allocation Funds and the Old Mutual Copper Rock Fund, and the Advisor have entered into sub-advisory agreements (collectively, the "Copper Rock Sub-Advisory Agreement") with Copper Rock Capital Partners, LLC ("Copper Rock"). OMUSH owns 60% of the limited liability company interests of Copper Rock. For the services provided and expenses incurred pursuant to the Copper Rock Sub-Advisory Agreement, Copper Rock is entitled to receive from the Advisor a sub-advisory fee with respect to the average daily net assets of such portion of the Funds managed by Copper Rock, which is computed and paid monthly at the annual rate of 0.55% and 0.60%, for the Asset Allocation Funds and Old Mutual Copper Rock Fund, respectively.

The sub-advisory agreements obligate the sub-advisors,  other than Ibbotson, to:
(i) manage the investment operations of the assets managed by the sub-advisor and the composition of the investment portfolio comprising such assets, including the purchase, retention and disposition thereof in accordance with the Fund's investment objective, policies and limitations; (ii) provide supervision of the assets managed by the sub-advisor and to determine from time to time what investment and securities will be purchased, retained or sold on behalf of the Fund and what portion of the assets managed by the sub-advisor will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold on behalf of the Fund in connection with such assets and to place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Prospectuses or as the Board or the Advisor may direct from time to time, in conformity with federal securities laws. The Ibbotson Sub-Advisory Agreement obligates Ibbotson to: (i) serve as the strategic asset allocation consultant and sub-advisor to the Advisor for investment model creation and maintenance of each Asset Allocation Fund, consistent with the selection of sub-advisors, based upon Ibbotson's recommendations related to appropriate market sectors and investment strategies; (ii) recommend a continuous investment allocation program for each Asset Allocation Fund in accordance with each Asset Allocation Fund's respective investment objectives, policies and restrictions as stated in the Prospectuses; and (iii) monitor and make recommendations to the Advisor regarding possible changes to the sub-advisors and their investment strategies.

Administrative Services Agreement - The Trust and Old Mutual Fund Services (the "Administrator"), an indirect, wholly owned subsidiary of OMUSH, entered into the Administrative Services Agreement (the "Administrative Agreement"), pursuant to which the Administrator oversees the administration of the Trust's and each Fund's business and affairs, including regulatory reporting and all necessary office space, equipment, personnel and facilities, as well as services performed by various third parties. Prior to August 1, 2006, under the Administrative Agreement, the Administrator was entitled to a fee from the Trust, which was calculated daily and paid monthly at an annual rate of 0.123% of the average daily net assets of each Fund. Effective August 1, 2006, the Administrator is entitled to a fee from the Trust, which is calculated daily and paid monthly, as follows:

Average Daily Net Assets             Annual Fee Rate
$0 to $500 million                   0.10%
> $500 million up to $1 billion      0.09%
> $1 billion up to $1.5 billion      0.08%
> $1.5 billion                       0.07%

The Administrative Agreement provides that the Administrator will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administrative Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties. The Administrative Agreement will continue in effect unless terminated by either party upon not less than 90 days' prior written notice to the other party.

The   Administrator   and   SEI   Investments   Global   Funds   Services   (the
"Sub-Administrator") entered into a Sub-Administrative Services Agreement (the "Sub-Administrative Agreement"), pursuant to which the Sub-Administrator assists the Administrator in connection with the administration of the business and affairs of the Trust. SEI Investments Management Corporation ("SEI Investments"), which is a wholly-owned subsidiary of SEI Investments Company, owns all beneficial interest in the Sub-Administrator. Under the Sub-Administrative Agreement, the Administrator pays the Sub-Administrator fees at an annual rate calculated as follows: the greater sum (higher value) which results from making the following calculations (A) a fee based on the average daily net assets of the Trust, the Old Mutual Advisor Funds II and the Old Mutual Insurance Series Fund of: (i) 0.0165% of the first $10 billion, plus (ii) 0.0125% of the next $10 billion, plus (iii) 0.010% of the excess over $20 billion and (B) a fee based on the aggregate number of Funds of the Trust, Old Mutual Advisor Funds II and Old Mutual Insurance Series Fund calculated at the sum of between $50,000 and $60,000 per Fund, depending on the total number of funds. The Sub-Administrative Agreement provides that the Sub-Administrator will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Sub-Administrative Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Sub-Administrator in the performance of its duties. The Sub-Administrative Agreement renews each year unless terminated by either party upon not less than 90 days' prior written notice to the other party.

Distribution Agreement - Old Mutual Investment Partners (the "Distributor"), an indirect, wholly owned subsidiary of OMUSH, and the Trust are parties to a distribution agreement (the "Distribution Agreement"), pursuant to which the Distributor serves as principal underwriter for the Trust's shares. The Distributor receives no compensation for serving in such capacity, except as provided in separate Distribution Plans and Service Plans.

The Distribution Agreement is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not "interested persons" (as defined in the 1940 Act) and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Trust upon not more than 90 days' written notice by either party or upon assignment by the Distributor.

The Trust has adopted a Distribution Plan for each of Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act to enable the Class A and Class C shares of each Fund to directly and indirectly bear certain expenses relating to the distribution of such shares. The Trust has also adopted a Service Plan to enable the Class A and Class C shares of each Fund to directly and indirectly bear certain expenses relating to the shareholder servicing and/or personal account maintenance of the holders of such shares. Each of the Distribution Plans and Service Plans are compensation plans, which means that they compensate the Distributor or third-party broker-dealer or financial intermediary regardless of the expenses actually incurred by such persons.

Pursuant to the Distribution Plans for Class A and Class C shares, the Trust will pay to the Distributor a monthly fee at an annual aggregate rate not to exceed (i) 0.25% of the average net asset value of the Class A shares of each Fund and (ii) 0.75% of the average net asset value of the Class C shares of each Fund, as determined at the close of each business day during the month, which is to compensate the Distributor for ser-

AS OF JANUARY 31, 2007 (UNAUDITED)

vices provided and expenses incurred by it in connection with the offering and sale of Class A or Class C shares, which may include, without limitation, the payment by the Distributor to investment dealers of commissions on the sale of Class A or Class C shares, as set forth in the then current prospectus or statement of additional information with respect to Class A and Class C shares and interest and other financing costs.

The amount of such payments shall be determined by the Trust's disinterested Trustees from time to time. Currently, Class A shares are not authorized to pay distributor fees and Class C shares are authorized to pay the maximum amount of distributor fees.

Pursuant to the Service Plans for Class A and Class C shares, the Trust will pay to the Distributor or other third-party financial intermediaries a fee at an annual aggregate rate not to exceed 0.25% of the average net asset value of Class A and Class C shares, which is for maintaining or improving services provided to shareholders by the Distributor and investment dealers, financial institutions and 401(k) plan service providers. The amount of such payments shall be determined by the Trust's disinterested Trustees from time to time.

Currently, both Class A and Class C shares are authorized to pay the maximum amount of service fees.

The Distributor will prepare and deliver written reports to the Board on a regular basis (at least quarterly) setting forth the payments made pursuant to the Distribution Plans and the Service Plans, and the purposes for which such expenditures were made, as well as any supplemental reports as the Board may from time to time reasonably request.

Except to the extent that the Administrator, Sub-Administrator, Advisor or sub-advisors may benefit through increased fees from an increase in the net assets of the Trust which may have resulted in part from the expenditures, no interested person of the Trust nor any Trustee of the Trust who is not an "interested person" (as defined in the 1940 Act) of the Trust has a direct or indirect financial interest in the operation of the Distribution or Service Plans or any related agreement.

Of the service and distribution fees the Distributor received for the six-month period ended January 31, 2007, it retained the following:

                                                             Service Fees      Distribution Fees
                                                           Class A  Class C       Class C
Old Mutual Asset Allocation Conservative Portfolio         $ 727    $ 15,585      $ 46,754
Old Mutual Asset Allocation Balanced Portfolio             2,182    53,080        159,240
Old Mutual Asset Allocation Moderate Growth Portfolio      3,751    91,608        274,824
Old Mutual Asset Allocation Growth Portfolio               3,829    53,714        161,142
Old Mutual Analytic Defensive Equity Fund                  50,942   252,067       756,202
Old Mutual Analytic Global Defensive Equity Fund           459      2,083         6,248
Old Mutual Clay Finlay China Fund                          5,014    4,267         12,800
Old Mutual Clay Finlay Emerging Markets Fund               423      322           967
Old Mutual Copper Rock Emerging Growth Fund                2,396    505           1,514
Old Mutual International Equity Fund                       152      329           988

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Funds. From time to time, the Funds may pay amounts to third parties that provide sub-transfer agency and other administrative services relating to the Fund to persons who beneficially own interests in the Fund.

U.S. Bank, N.A. serves as the custodian for each of the Asset Allocation Funds and the Old Mutual Copper Rock Fund. The Bank of New York serves as custodian of the International Funds and Old Mutual Analytic Global Fund. Union Bank of California serves as custodian of the Old Mutual Analytic Fund.

The Funds have entered into a shareholder servicing agreement with the Administrator to provide shareholder support and other shareholder account-related services. The Administrator has, in turn, contracted with Old Mutual Shareholder Services, Inc. (formerly known as PBHG Shareholder Services, Inc.), "OMSS", its wholly owned subsidiary, to assist in the provision of those services. OMSS received no fees directly from the Funds. The shareholder service fees are reviewed periodically and approved annually by the Board.

Shareholder service fees paid to Old Mutual Fund Services for the six-month period ended January 31, 2007 were as follows:

Old Mutual Asset Allocation Conservative Portfolio             $ 623
Old Mutual Asset Allocation Balanced Portfolio                   2,002
Old Mutual Asset Allocation Moderate Growth Portfolio            3,867
Old Mutual Asset Allocation Growth Portfolio                     4,599
Old Mutual Analytic Defensive Equity Fund                        6,318
Old Mutual Analytic Global Defensive Equity Fund                 211
Old Mutual Clay Finlay China Fund                                429
Old Mutual Clay Finlay Emerging Markets Fund                     73
Old Mutual Copper Rock Emerging Growth Fund                      363
Old Mutual International Equity Fund                             88

On September 7, 2004, the Board approved an agreement between the Funds and the Administrator to provide shareholder related web development and maintenance services. For its services for the period ended January 31, 2007, Old Mutual Fund Services received a fee of $119,520, which was allocated to each Fund quarterly based on average net assets.

Officers and Trustees of the Funds who are or were officers of the Advisor, Administrator, Sub-Administrator and the Distributor received no compensation from the Funds.

4. INTERFUND LENDING

Pursuant to resolutions adopted by the Boards of Trustees of each of Old Mutual Advisor Funds, Old Mutual Advisor Funds II and Old Mutual Insurance Series Fund (together, the "Trusts"), on behalf of each series portfolio of the Trusts (the "Funds"), each of the Funds may lend an amount up to its prospectus-defined limitations to other Funds. All such lending shall be conducted pursuant to the exemptive order granted by the Securities and Exchange Commission on August 12, 2003 to the Trusts.

The interest rate charged on the loan is the average of the overnight repurchase agreement rate (highest rate available to the Funds from investments in overnight repurchase agreements) and the bank loan rate (Federal Funds Rate plus 50 basis points). None of the Funds may borrow more than 10% of its assets.

The Funds had no outstanding borrowings or loans related to interfund lending at any time during the six-month period ended January 31, 2007.

5. INVESTMENT TRANSACTIONS

The cost of securities purchased and the proceeds from securities sold and matured, other than short-term investments, for the Funds, for the six-month period ended January 31, 2007 were as follows:

                                                                       Purchases (000)       Sales and Maturities (000)
                                                               U.S. Government      Other    U.S. Government   Other
Old Mutual Asset Allocation Conservative Portfolio             $15,188           $  17,978   $11,304           $ 14,876
Old Mutual Asset Allocation Balanced Portfolio                 29,054               77,506   20,941            63,989
Old Mutual Asset Allocation Moderate Growth Portfolio          19,713               115,357  17,013            92,881
Old Mutual Asset Allocation Growth Portfolio                   -                    91,198   -                 69,775
Old Mutual Analytic Defensive Equity Fund                      -                    904,556  -                 789,213
Old Mutual Analytic Global Defensive Equity Fund               -                    8,542    -                 3,542
Old Mutual Clay Finlay China Fund                              -                    41,449   -                 16,141
Old Mutual Clay Finlay Emerging Markets Fund                   -                    3,727    -                 1,841
Old Mutual Copper Rock Emerging Growth Fund                    -                    79,089   -                 70,972
Old Mutual International Equity Fund                           -                    3,729    -                 2,718

Transactions in option contracts written in the Old Mutual Analytic Fund and the Old Mutual Analytic Global Fund for the six-month period ended January 31, 2007, were as follows:

                                                               Old Mutual Analytic                Old Mutual Analytic
                                                               Defensive Equity Fund              Global Defensive Equity Fund
                                                               Number of                          Number of
                                                               Contracts         Premiums         Contracts         Premiums
Outstanding at July 31, 2006                                   7,825             $ 10,584,951     16                $ 35,702
Options written                                                45,100            64,842,257       709               611,458
Options terminated in closing purchasing transactions          (43,625)          (60,698,564)     (354)             (386,108)
Options expired                                                (4,375)           (2,932,067)      (238)             (143,831)
Outstanding at January 31, 2007                                4,925             $ 11,796,577     133               $ 117,221

AS OF JANUARY 31, 2007 (UNAUDITED)
6. SHARE TRANSACTIONS

                                                      Old Mutual                         Old Mutual
                                                      Asset Allocation                   Asset Allocation
                                                      Conservative Portfolio             Balanced Portfolio
                                                      8/1/06                             8/1/06
                                                      to 1/31/07        8/1/05           to 1/31/07        8/1/05
                                                      (Unaudited)       to 7/31/06       (Unaudited)       to 7/31/06
Shares Issued and Redeemed (000):
Class A
Shares Issued                                         369               490              688               1,973
Shares Issued upon Reinvestment of Distributions      13                13               63                31
Shares Redeemed                                       (178)             (331)            (380)             (480)
Total Class A Share Transactions                      204               172              371               1,524
Class C
Shares Issued                                         541               1,336            1,765             3,676
Shares Issued upon Reinvestment of Distributions      14                9                68                21
Shares Redeemed                                       (335)             (377)            (525)             (493)
Total Class C Share Transactions                      220               968              1,308             3,204
Class Z
Shares Issued                                         -                 -                -                 -
Shares Issued upon Reinvestment of Distributions      -                 -                -                 -
Shares Redeemed                                       -                 -                -                 -
Total Class Z Share Transactions                      -                 -                -                 -
Institutional Class
Shares Issued                                         2                 21               9                 97
Shares Issued upon Reinvestment of Distributions      10                13               28                21
Shares Redeemed                                       -                 (2)              (35)              (18)
Total Institutional Class Share Transactions          12                32               2                 100
Net Increase in Shares Outstanding                    436               1,172            1,681             4,828

* On December 9, 2005, the Old Mutual Analytic Defensive Equity Fund (the "Fund") acquired substantially all of the assets of the Analytic Defensive Equity Fund (the "Predecessor Fund"), a series of the Advisors' Inner Circle Fund. The operations of the Fund prior to the acquisition were those of the Predecessor Fund. The Fund changed its fiscal year end from December 31 to July 31 beginning in the fiscal year 2006. See Note 1 in Notes to Financial Statements.
(1)  Class A and Class C Shares commenced operations on March 31, 2005.
(2) The Fund's Z Class is the successor class of the Predecessor Fund's Institutional Class; the Fund's Institutional Class is new.
(3) Institutional Class Shares commenced operations on December 9, 2005. Amounts designated as "-" are either 0 or have been rounded to 0.

                                                     Old Mutual                           Old Mutual
                                                     Asset Allocation                     Asset Allocation
                                                     Moderate Growth Portfolio            Growth Portfolio
                                                     8/1/06                               8/1/06
                                                     to 1/31/07         8/1/05            to 1/31/07       8/1/05
                                                     (Unaudited)        to 7/31/06        (Unaudited)      to 7/31/06
Shares Issued and Redeemed (000):
Class A
Shares Issued                                        948                2,744             906              1,845
Shares Issued upon Reinvestment of Distributions     65                 12                33               8
Shares Redeemed                                      (753)              (493)             (352)            (348)
Total Class A Share Transactions                     260                2,263             587              1,505
Class C
Shares Issued                                        2,686              5,782             1,572            3,022
Shares Issued upon Reinvestment of Distributions     81                 9                 52               9
Shares Redeemed                                      (804)              (509)             (429)            (177)
Total Class C Share Transactions                     1,963              5,282             1,195            2,854
Class Z
Shares Issued                                        -                  -                 -                -
Shares Issued upon Reinvestment of Distributions     -                  -                 -                -
Shares Redeemed                                      -                  -                 -                -
Total Class Z Share Transactions                     -                  -                 -                -
Institutional Class
Shares Issued                                        10                 116               75               685
Shares Issued upon Reinvestment of Distributions     15                 5                 22               5
Shares Redeemed                                      (30)               (4)               (9)              (24)
Total Institutional Class Share Transactions         (5)                117               88               666
Net Increase in Shares Outstanding                   2,218              7,662             1,870            5,025



                                                     Old Mutual
                                                     Analytic Defensive
                                                     Equity Fund*
                                                     8/1/06
                                                     to 1/31/07       1/1/06            1/1/05
                                                     (Unaudited)      to 7/31/06        to 12/31/05
Shares Issued and Redeemed (000):
Class A
Shares Issued                                        11,381           15,217            10,244
Shares Issued upon Reinvestment of Distributions     24               -                 227
Shares Redeemed                                      (3,478)          (2,997)           (349)
Total Class A Share Transactions                     7,927            12,220            10,122(1)
Class C
Shares Issued                                        5,262            9,281             6,911
Shares Issued upon Reinvestment of Distributions     -                -                 61
Shares Redeemed                                      (1,671)          (594)             (197)
Total Class C Share Transactions                     3,591            8,687             6,775(1)
Class Z
Shares Issued                                        494              947               24,270
Shares Issued upon Reinvestment of Distributions     22               -                 895
Shares Redeemed                                      (2,231)          (8,009)           (12,346)
Total Class Z Share Transactions                     (1,715)          (7,062)           12,819(2)
Institutional Class
Shares Issued                                        35               517               -
Shares Issued upon Reinvestment of Distributions     2                -                 -
Shares Redeemed                                      (5)              -                 -
Total Institutional Class Share Transactions         32               517               -(3)
Net Increase in Shares Outstanding                   9,835            14,362            29,716

AS OF JANUARY 31, 2007 (UNAUDITED)

                                                      Old Mutual
                                                      Analytic Global                    Old Mutual
                                                      Defensive Equity Fund              Clay Finlay China Fund
                                                      8/1/06                             8/1/06
                                                      to 1/31/07        5/31/06*         to 1/31/07        12/30/05*
                                                      (Unaudited)       to 7/31/06       (Unaudited)       to 7/31/06
Shares Issued and Redeemed (000):
Class A
Shares Issued                                         283               26               1,439             200
Shares Issued upon Reinvestment of Distributions      -                 -                21                -
Shares Redeemed                                       (14)              -                (158)             (9)
Total Class A Share Transactions                      269               26               1,302             191
Class C
Shares Issued                                         301               11               481               60
Shares Issued upon Reinvestment of Distributions      -                 -                5                 -
Shares Redeemed                                       -                 -                (39)              -
Total Class C Share Transactions                      301               11               447               60
Class Z
Shares Issued                                         -                 -                118               2
Shares Issued upon Reinvestment of Distributions      -                 -                -                 -
Shares Redeemed                                       -                 -                -                 -
Total Class Z Share Transactions                      -                 -                118               2
Institutional Class
Shares Issued                                         -                 250              10                951
Shares Issued upon Reinvestment of Distributions      -                 -                24                -
Shares Redeemed                                       -                 -                -                 -
Total Institutional Class Share Transactions          -                 250              34                951
Net Increase in Shares Outstanding                    570               287              1,901             1,204

*Inception date of the Fund.
Amounts designated as "-" are either 0 or have been rounded to 0.

                                                     Old Mutual Clay Finlay     Old Mutual Copper Rock     Old Mutual
                                                     Emerging Markets Fund      Emerging Growth Fund       International Equity Fund
                                                     8/1/06                     8/1/06                     8/1/06
                                                     to 1/31/07    12/30/05*    to 1/31/07    8/1/05       to 1/31/07    12/30/05*
                                                     (Unaudited)   to 7/31/06   (Unaudited)   to 7/31/06   (Unaudited)   to 7/31/06
Shares Issued and Redeemed (000):
Class A
Shares Issued                                        151           33           1,117         2,711        59            23
Shares Issued upon Reinvestment of Distributions     2             -            -             -            1             -
Shares Redeemed                                      (5)           (2)          (629)         (732)        -             -
Total Class A Share Transactions                     148           31           488           1,979        60            23
Class C
Shares Issued                                        41            11           7             42           31            16
Shares Issued upon Reinvestment of Distributions     1             -            -             -            -             -
Shares Redeemed                                      -             (3)          (6)           (5)          (4)           -
Total Class C Share Transactions                     42            8            1             37           27            16
Class Z
Shares Issued                                        -             -            -             -            -             -
Shares Issued upon Reinvestment of Distributions     -             -            -             -            -             -
Shares Redeemed                                      -             -            -             -            -             -
Total Class Z Share Transactions                     -             -            -             -            -             -
Institutional Class
Shares Issued                                        1             250          1,071         5,065        -             500
Shares Issued upon Reinvestment of Distributions     8             -            -             -            19            -
Shares Redeemed                                      -             -            (672)         (602)        -             -
Total Institutional Class Share Transactions         9             250          399           4,463        19            500
Net Increase in Shares Outstanding                   199           289          888           6,479        106           539

*Inception date of the Fund.
Amounts designated as "-" are either 0 or have been rounded to 0.

AS OF JANUARY 31, 2007 (UNAUDITED)

7. FOREIGN HOLDINGS RISK

Each Fund may invest in foreign securities. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investment in foreign countries and potential restrictions on the flow of international capital and currencies. Foreign issuers may also be subject to less government regulation than U.S. companies. Moreover, the dividends and interest payable on foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to a Fund's shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Changes in foreign exchange rates will affect, favorably or unfavorably, the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

8. FEDERAL TAX INFORMATION

Each Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to Paid-in Capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences as of July 31, 2006, primarily attributable to certain net operating losses, different treatment for gains and losses on paydowns of mortgage- and asset-backed securities for tax purposes, reclassifications of long-term capital gain distributions on Real Estate Investment Trust securities and return of capital which, for tax purposes, are not available to offset future income, were reclassified to the following accounts.

                                                               Increase/(Decrease)  Increase/(Decrease)
                                                               Accumulated          Undistributed
                                                               Net Realized         Net Investment       Increase/(Decrease)
                                                               Gain (000)           Income (000)         Paid-in Capital (000)
Old Mutual Asset Allocation Conservative Portfolio             $ 1                       $ (1)                $  -
Old Mutual Asset Allocation Balanced Portfolio                 (14)                      14                      -
Old Mutual Asset Allocation Moderate Growth Portfolio          (71)                      71                      -
Old Mutual Asset Allocation Growth Portfolio                   (100)                     100                     -
Old Mutual Analytic Defensive Equity Fund                      (1,013)                   2,682                   (1,669)
Old Mutual Analytic Global Defensive Equity Fund               8                         (8)                     -
Old Mutual Clay Finlay Emerging Markets Fund                   12                        (12)                    -
Old Mutual Copper Rock Emerging Growth Fund                    -                         191                     (191)
Old Mutual International Equity Fund                           39                        (39)                    -

Amounts designated as "-" are either $0 or have been rounded to $0.

The tax character of dividends and distributions declared during the year or periods ended July 31, 2006 and 2005 were as follows:

                                                               Ordinary          Long Term
                                                               Income (000)      Capital Gain (000)        Total (000)
Old Mutual Asset Allocation Conservative Portfolio
2006                                                           $ 562             $ -                       $ 562
2005                                                           113               -                         113
Old Mutual Asset Allocation Balanced Portfolio
2006                                                           1,230             -                         1,230
2005                                                           163               -                         163
Old Mutual Asset Allocation Moderate Growth Portfolio
2006                                                           500               -                         500
2005                                                           9                 -                         9
Old Mutual Asset Allocation Growth Portfolio
2006                                                           419               3                         422
2005                                                           7                 -                         7
Old Mutual Analytic Defensive Equity Fund
2006                                                           -                 -                         -
2005*                                                          16,715            3,195                     19,910
2004*                                                          780               1,583                     2,363

Amounts  designated  as "-" are either $0 or have been rounded to $0.
* Based on previous fiscal year of December 31.

As of July 31, 2006, the components of Distributable Earnings/(Accumulated Losses) were as follows:

                               Undistributed Undistributed Capital       Post     Post October Unrealized     Other
                               Ordinary      Long Term     Loss          October  Currency     Appreciation/  Temporary
                               Income        Capital Gain  Carryforwards Losses   Losses       (Depreciation) Differences  Total
                               (000)         (000)         (000)*        (000)    (000)        (000)          (000)        (000)
Old Mutual Asset Allocation
Conservative Portfolio         $ 150         $106          $ -           $ -      $ -          $ 508          $(20)        $ 744

Old Mutual Asset Allocation
Balanced Portfolio             1,367         781           -             -        -            3,219          (46)         5,321

Old Mutual Asset Allocation
Moderate Growth Portfolio      2,186         827           -             -        -            5,048          (26)         8,035

Old Mutual Asset Allocation
Growth Portfolio               1,358         675           -             -        -            3,572          (36)         5,569

Old Mutual Analytic
Defensive Equity Fund          41            -             (10,378)      -        -            34,395         -            24,058

Old Mutual Analytic Global
Defensive Equity Fund          1             -             -             (10)     (10)         37             -            18

Old Mutual Clay Finlay
China Fund                     580           -             -             -        -            1,196          -            1,776

Old Mutual Clay Finlay
Emerging Markets Fund          157           -             -             -        (12)         111            -            256

Old Mutual Copper Rock
Emerging Growth Fund           -             -             (100)         (3,565)  -            (1,358)        -            (5,023)

Old Mutual International
Equity Fund                    261           -             -             -        -            263           (41)          483

Amounts  designated  as "-" are either $0 or have been  rounded to $0.
* Capital loss carryforwards expire in 2014.

NOTES TO FINANCIAL STATEMENTS - concluded

AS OF JANUARY 31, 2007 (UNAUDITED)

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Post-October losses represent losses realized on investment transactions from November 1, 2005 through July 31, 2006 that, in accordance with Federal income tax regulations the Funds may elect to defer and treat as having arisen in the following fiscal year.

The Federal tax cost, aggregate gross unrealized appreciation and depreciation of investments, excluding securities sold short and written index option contracts, held by each Fund at January 31, 2007 were as follows:

                                                                                                                    Net
                                                                                                                    Unrealized
                                                               Federal           Unrealized       Unrealized        Appreciation
                                                               Tax Cost          Appreciation     Depreciation      (Depreciation)
                                                               (000)             (000)            (000)             (000)
Old Mutual Asset Allocation Conservative Portfolio             $ 36,443          $ 2,322          $ (286)           $ 2,036
Old Mutual Asset Allocation Balanced Portfolio                 127,791           13,395           (1,199)           12,196
Old Mutual Asset Allocation Moderate Growth Portfolio          171,289           23,677           (1,667)           22,010
Old Mutual Asset Allocation Growth Portfolio                   116,360           18,322           (1,075)           17,247
Old Mutual Analytic Defensive Equity Fund                      908,264           98,146           (4,169)           93,977
Old Mutual Analytic Global Defensive Equity Fund               10,885            834              (58)              776
Old Mutual Clay Finlay China Fund                              43,730            8,721            (120)             8,601
Old Mutual Clay Finlay Emerging Markets Fund                   5,615             949              (102)             847
Old Mutual Copper Rock Emerging Growth Fund                    81,716            11,126           (1,470)           9,656
Old Mutual International Equity Fund                           6,801             1,229            (98)              1,131

9. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes". This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. The Funds will not be required to adopt FIN 48 until January 31, 2008. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of January 31, 2007, the Funds have not evaluated the impact that will result from the adoption of FIN 48.

In September  2006,  FASB issued  Statement on  Financial  Accounting  Standards
(SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of January 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

PROXY VOTING AND PORTFOLIO HOLDINGS (Unaudited)

Proxy Voting

A description of the guidelines that the Trust uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 888.744.5050 toll-free; (ii) on the Trust's website at oldmutualcapital.com; and (iii) on the SEC's website at http://www.sec.gov.

Information about how the Funds voted proxies relating to portfolio securities for the 12-month period ended June 30, 2006 available on the Trust's website at oldmutualcapital.com and on the SEC's website at http://www.sec.gov.

Portfolio Holdings

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at http://www.sec.gov, or may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the the Public Reference Room may be obtained by calling 1-800-SEC-0330 toll-free.

FUND EXPENSES EXAMPLE (Unaudited)

Six Month Hypothetical Expense Example - January 31, 2007 (Unaudited)

Example. As a shareholder of a Fund you may pay two types of fees: transaction fees and fund-related fees. Transaction fees may include transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees. Fund-related fees may include ongoing expenses, including management fees, distribution and/or service fees, and other fund expenses, which are indirectly paid by shareholders and affect your investment return.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended January 31, 2007.

Actual Expenses. The first line for each share class in the following table provides information about actual account values and actual expenses. The Example includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. However, the Example does not include client specific fees, such as the $10.00 fee charged to IRA accounts, or the $10.00 fee charged for wire redemptions. The Example also does not include portfolio trading commissions and related trading expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each share class under the heading entitled "Expenses Paid During Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line for each share class in the table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 Annualized       Expenses
                            Beginning        Ending                              Expense          Paid
                            Account          Account                             Ratios           During
                            Value            Value                               For the Six      Six Month
                            7/31/06          1/31/07                             Month Period     Period*
Old Mutual Asset Allocation Conservative Portfolio - Class A
Actual Fund Return          $1,000.00        $1,062.40                           1.50%            $ 7.80
Hypothetical 5% Return      1,000.00         1,017.64                            1.50             7.63
Old Mutual Asset Allocation Conservative Portfolio - Class C
Actual Fund Return          1,000.00         1,058.00                            2.25             11.67
Hypothetical 5% Return      1,000.00         1,013.86                            2.25             11.42
Old Mutual Asset Allocation Conservative Portfolio - Class Z
Actual Fund Return          1,000.00         1,062.60                            1.25             6.50
Hypothetical 5% Return      1,000.00         1,018.90                            1.25             6.36
Old Mutual Asset Allocation Conservative Portfolio - Institutional Class
Actual Fund Return          1,000.00         1,063.60                            1.25             6.50
Hypothetical 5% Return      1,000.00         1,018.90                            1.25             6.36
Old Mutual Asset Allocation Balanced Portfolio - Class A
Actual Fund Return          1,000.00         1,096.10                            1.55             8.19
Hypothetical 5% Return      1,000.00         1,017.39                            1.55             7.88
Old Mutual Asset Allocation Balanced Portfolio - Class C
Actual Fund Return          1,000.00         1,091.70                            2.30             12.13
Hypothetical 5% Return      1,000.00         1,013.61                            2.30             11.67

                                                                                 Annualized       Expenses
                            Beginning        Ending                              Expense          Paid
                            Account          Account                             Ratios           During
                            Value            Value                               For the Six      Six Month
                            7/31/06          1/31/07                             Month Period     Period*
Old Mutual Asset Allocation Balanced Portfolio - Class Z
Actual Fund Return          $1,000.00        $1,097.30                           1.30%            $6.87
Hypothetical 5% Return      1,000.00         1,018.65                            1.30             6.61
Old Mutual Asset Allocation Balanced Portfolio - Institutional Class
Actual Fund Return          1,000.00         1,098.20                            1.30             6.88
Hypothetical 5% Return      1,000.00         1,018.65                            1.30             6.61
Old Mutual Asset Allocation Moderate Growth Portfolio - Class A
Actual Fund Return          1,000.00         1,120.10                            1.55             8.28
Hypothetical 5% Return      1,000.00         1,017.39                            1.55             7.88
Old Mutual Asset Allocation Moderate Growth Portfolio - Class C
Actual Fund Return          1,000.00         1,115.50                            2.30             12.26
Hypothetical 5% Return      1,000.00         1,013.61                            2.30             11.67
Old Mutual Asset Allocation Moderate Growth Portfolio - Class Z
Actual Fund Return          1,000.00         1,121.80                            1.30             6.95
Hypothetical 5% Return      1,000.00         1,018.65                            1.30             6.61
Old Mutual Asset Allocation Moderate Growth Portfolio - Institutional Class
Actual Fund Return          1,000.00         1,121.00                            1.30             6.95
Hypothetical 5% Return      1,000.00         1,018.65                            1.30             6.61

                                                                        Annualized       Expenses
                            Beginning                 Ending            Expense          Paid
                            Account                   Account           Ratios           During
                            Value                     Value             For the Six      Six Month
                            7/31/06                   1/31/07           Month Period     Period*
Old Mutual Asset Allocation Growth Portfolio - Class A
Actual Fund Return          $1,000.00                 $1,144.30         1.60%            $ 8.65
Hypothetical 5% Return      1,000.00                  1,017.14          1.60             8.13
Old Mutual Asset Allocation Growth Portfolio - Class C
Actual Fund Return          1,000.00                  1,139.60          2.35             12.67
Hypothetical 5% Return      1,000.00                  1,013.36          2.35             11.93
Old Mutual Asset Allocation Growth Portfolio - Class Z
Actual Fund Return          1,000.00                  1,145.40          1.35             7.30
Hypothetical 5% Return      1,000.00                  1,018.40          1.35             6.87
Old Mutual Asset Allocation Growth Portfolio - Institutional Class
Actual Fund Return          1,000.00                  1,144.50          1.35             7.30
Hypothetical 5% Return      1,000.00                  1,018.40          1.35             6.87
Old Mutual Analytic Defensive Equity Fund - Class A
Actual Fund Return          1,000.00                  1,089.30          1.54             8.11
Hypothetical 5% Return      1,000.00                  1,017.44          1.54             7.83
Old Mutual Analytic Defensive Equity Fund - Class C
Actual Fund Return          1,000.00                  1,085.50          2.29             12.04
Hypothetical 5% Return      1,000.00                  1,013.66          2.29             11.62
Old Mutual Analytic Defensive Equity Fund - Class Z
Actual Fund Return          1,000.00                  1,090.40          1.28             6.74
Hypothetical 5% Return      1,000.00                  1,018.75          1.28             6.51
Old Mutual Analytic Defensive Equity Fund - Institutional Class
Actual Fund Return          1,000.00                  1,090.50          1.23             6.48
Hypothetical 5% Return      1,000.00                  1,019.00          1.23             6.26
Old Mutual Analytic Global Defensive Equity Fund - Class A
Actual Fund Return          1,000.00                  1,105.80          2.64             14.01
Hypothetical 5% Return      1,000.00                  1,011.90          2.64             13.39
Old Mutual Analytic Global Defensive Equity Fund - Class C
Actual Fund Return          1,000.00                  1,101.10          3.42             18.11
Hypothetical 5% Return      1,000.00                  1,007.96          3.42             17.31
Old Mutual Analytic Global Defensive Equity Fund - Class Z
Actual Fund Return          1,000.00                  1,107.20          2.41             12.80
Hypothetical 5% Return      1,000.00                  1,013.06          2.41             12.23
Old Mutual Analytic Global Defensive Equity Fund - Institutional Class
Actual Fund Return          1,000.00                  1,109.00          2.12             11.27
Hypothetical 5% Return      1,000.00                  1,014.52          2.12             10.76
Old Mutual Clay Finlay China Fund - Class A
Actual Fund Return          1,000.00                  1,342.60          2.10             12.40
Hypothetical 5% Return      1,000.00                  1,014.62          2.10             10.66
Old Mutual Clay Finlay China Fund - Class C
Actual Fund Return          1,000.00                  1,337.30          2.85             16.79
Hypothetical 5% Return      1,000.00                  1,010.84          2.85             14.44

                                                                        Annualized       Expenses
                            Beginning                 Ending            Expense          Paid
                            Account                   Account           Ratios           During
                            Value                     Value             For the Six      Six Month
                            7/31/06                   1/31/07           Month Period     Period*
Old Mutual Clay Finlay China Fund - Class Z
Actual Fund Return          $1,000.00                 $1,344.60         1.85%            $10.93
Hypothetical 5% Return      1,000.00                  1,015.88          1.85             9.40
Old Mutual Clay Finlay China Fund - Institutional Class
Actual Fund Return          1,000.00                  1,132.60          1.55             8.33
Hypothetical 5% Return      1,000.00                  1,017.59          1.55             7.88
Old Mutual Clay Finlay Emerging Markets Fund - Class A
Actual Fund Return          1,000.00                  1,252.50          2.10             11.92
Hypothetical 5% Return      1,000.00                  1,014.62          2.10             10.66
Old Mutual Clay Finlay Emerging Markets Fund - Class C
Actual Fund Return          1,000.00                  1,247.50          2.85             16.15
Hypothetical 5% Return      1,000.00                  1,010.84          2.85             14.44
Old Mutual Clay Finlay Emerging Markets Fund - Class Z
Actual Fund Return          1,000.00                  1,252.90          1.85             10.51
Hypothetical 5% Return      1,000.00                  1,015.88          1.85             9.40
Old Mutual Clay Finlay Emerging Markets Fund - Institutional Class
Actual Fund Return          1,000.00                  1,256.20          1.35             7.68
Hypothetical 5% Return      1,000.00                  1,018.40          1.35             6.87
Old Mutual Copper Rock Emerging Growth Fund - Class A
Actual Fund Return          1,000.00                  1,130.20          1.55             8.32
Hypothetical 5% Return      1,000.00                  1,017.29          1.55             7.88
Old Mutual Copper Rock Emerging Growth Fund - Class C
Actual Fund Return          1,000.00                  1,125.60          2.30             12.32
Hypothetical 5% Return      1,000.00                  1,013.61          2.30             11.67
Old Mutual Copper Rock Emerging Growth Fund - Class Z
Actual Fund Return          1,000.00                  1,131.80          1.30             6.99
Hypothetical 5% Return      1,000.00                  1,018.65          1.30             6.61
Old Mutual Copper Rock Emerging Growth Fund - Institutional Class
Actual Fund Return          1,000.00                  1,132.60          1.10             5.91
Hypothetical 5% Return      1,000.00                  1,019.66          1.10             5.60
Old Mutual International Equity Fund - Class A
Actual Fund Return          1,000.00                  1,162.70          1.70             9.27
Hypothetical 5% Return      1,000.00                  1,016.64          1.70             8.64
Old Mutual International Equity Fund - Class C
Actual Fund Return          1,000.00                  1,158.10          2.45             13.33
Hypothetical 5% Return      1,000.00                  1,012.85          2.45             12.43
Old Mutual International Equity Fund - Class Z
Actual Fund Return          1,000.00                  1,163.30          1.45             7.91
Hypothetical 5% Return      1,000.00                  1,017.90          1.45             7.38
Old Mutual International Equity Fund - Institutional Class
Actual Fund Return          1,000.00                  1,165.50          1.20             6.55
Hypothetical 5% Return      1,000.00                  1,019.16          1.20             6.11

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

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
OLD MUTUAL ADVISOR FUNDS

For More Information about the Old Mutual Advisor Funds, contact us:

By Telephone
Shareholder Services 888-744-5050
Investment Professionals 888-772-2888

By Mail
Old Mutual Advisor Funds P.O. Box 219398 Kansas City, MO 64121-7250

In Person
Old Mutual Advisor Funds
4643 South Ulster Street, 6th Floor Denver, CO 80237

On the Internet
oldmutualcapital.com

This semi-annual report is intended for the information of Old Mutual Advisor Funds shareholders, but may be used by prospective investors when preceded or accompanied by a current prospectus. You may obtain a copy of the prospectus, which contains important information about the objectives, risks, share classes, charges and expenses of each Old Mutual Advisor Fund, by visiting oldmutualcapital.com or by calling 888-744-5050. Please read the prospectus carefully before investing.

Old Mutual Investment Partners, NASD Member Firm, distributor.

R-07-030 03/2007

Item 2.  Code of Ethics.

         Not applicable to semiannual reports.


Item 3.  Audit Committee Financial Expert.

         Not applicable to semiannual reports.

Item 4.  Principal Accountant Fees and Services.

         Not applicable to semiannual reports.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Schedule of Investments.

         SCHEDULE I - INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS is included as part of the reports to shareholders filed under Item 1 of this report.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         No material changes have been made to the procedures by which shareholders may recommend nominees to the board of trustees of Old Mutual Advisor Funds (the "registrant"), where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item 10.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures of the registrant as of a date within 90 days of the filing date of this report, the registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), or persons performing similar functions, have concluded that the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed in this report is recorded, processed, summarized, and reported within required time periods, and accumulated and communicated to the registrant's management, including the registrant's PEO and PFO, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) During the quarter ended January 31, 2007, there has been no change in the registrant's internal control over financial reporting that has materially affected, or that is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Items 12.   Exhibits.

(a)(1) Not applicable to semiannual reports.

(a)(2) Attached hereto as Exhibit EX-99.CERT.

(a)(3) Not applicable.

(b) Attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


OLD MUTUAL ADVISOR FUNDS

By:    /s/ Julian F. Sluyters
       ---------------------------
       Julian F. Sluyters,
       President

Date:  March 21, 2007



      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Julian F. Sluyters
       ---------------------------
       Julian F. Sluyters, Principal Executive Officer

Date:  March 21, 2007



By:    /s/ Robert T. Kelly
       ---------------------------
       Robert T. Kelly, Principal Financial Officer

Date:  March 21, 2007